FRANK RUSSELL INVESTMENT COMPANY
                       Supplement dated March 19, 2004 to
                        PROSPECTUSES DATED MARCH 1, 2004

I. The following information restates the section entitled "Money Manager Information" for the Equity I and Diversified Equity Funds in its entirety in each of the Frank Russell Investment Company Prospectuses listed above:

                            MONEY MANAGER INFORMATION

                      Equity I and Diversified Equity Funds


Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, 1345 Avenue of the Americas, New York, NY 10105.
Ark Asset Management Co., Inc., 125 Broad Street, New York, NY 10004. Institutional Capital Corporation, 225 W. Wacker Drive, Suite 2400, Chicago, IL
     60606.
Jacobs Levy Equity  Management,  Inc., 100 Campus Drive,  P.O. Box 650,  Florham
     Park, NJ 07932-0650.
Marsico Capital Management, LLC, 1200 17th Street, Suite 1300, Denver, CO 80202. MFS Institutional Advisors, Inc., 500 Boylston Street, Boston, MA 02116-3741. Montag & Caldwell, Inc., 3455 Peachtree Road, NE, Suite 1200, Atlanta, GA
     30326-3248.
Schneider Capital  Management  Corporation,  460 E. Swedesford Road, Suite 1080,
     Wayne, PA 19087.
Suffolk Capital Management, LLC, 1633 Broadway, 40th Floor, New York, NY 10019. Turner Investment Partners, Inc., 1205 Westlakes Drive, Suite 100, Berwyn, PA
     19312.

II. The following information restates the first paragraph of the section entitled "Distribution and Shareholder Servicing Arrangements" for the LifePoints Funds Class D Prospectus:

         The Funds offer Class D Shares in this Prospectus. Class D Shares are available only to employee benefit plans and other plans. Class D shares are not available to any other category of investor. Each Fund reserves the right to change the categories of investors eligible to purchase its Shares.

III. The following information restates the first two paragraphs of the section entitled "How to Purchase Shares" for the LifePoints Funds Class D
     Prospectus:

         Shares are generally available only through a select network of qualified Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call Russell Investment Services at 800-787-7354 for assistance in contacting an investment professional near you.

         There is currently no required minimum initial investment for the Funds offered by this Prospectus. Class D Shares are available only to employee benefit plans and other plans. Class D shares are not available to any other category of investor. Each Fund reserves the right to change the categories of investors eligible to purchase its Shares.

IV. The following information restates the third paragraph of the section entitled "Performance" for the LifePoints Funds Classes A and C Prospectus.

The Equity Aggressive Strategy and Balanced Strategy Funds first issued Class A Shares on March 4, 2003. The Conservative Strategy Fund first issued Class A Shares on March 3, 2003. The Moderate Strategy Fund first issued Class A Shares on March 5, 2003 and the Aggressive Strategy Fund first issued Class A Shares on March 10, 2003. Performance for Class A Shares prior to those dates is the performance of the Funds' Class E Shares and has been adjusted to reflect deduction of the maximum Class A sales charge of 5.75%.

                        FRANK RUSSELL INVESTMENT COMPANY
                                  909 A Street
                            Tacoma, Washington 98402
                            Telephone 1-800-787-7354

                       STATEMENT OF ADDITIONAL INFORMATION

                                Non-Fund of Funds

                                  March 1, 2004
                     As Supplemented Through March 19, 2004


         Frank Russell Investment Company ("FRIC") is a single legal entity organized as a Massachusetts business trust. FRIC operates investment portfolios referred to as "Funds." FRIC offers Shares of beneficial interest in the Funds in multiple separate Prospectuses.

         This Statement of Additional Information ("Statement") is not a prospectus; this Statement should be read in conjunction with the Funds' Prospectuses. Prospectuses may be obtained without charge by telephoning or writing FRIC at the number or address shown above.

         Capitalized terms not otherwise defined in this Statement shall have the meanings assigned to them in the Prospectuses.

         This Statement incorporates by reference FRIC's Annual Reports to Shareholders for the year ended October 31, 2003. Copies of the Funds' Annual Reports accompany this Statement.

         As of the date of this Statement, FRIC is comprised of 30 Funds, 23 of which commenced operations on the date indicated:

Fund                                   Fund Inception Date       Prospectus Date

Equity I                               October 15, 1981           March 1, 2004*
Equity II                              December 28, 1981          March 1, 2004*
Equity Q                               May 29, 1987               March 1, 2004*
Tax-Managed Large Cap1                 October 7, 1996            March 1, 2004*
Tax-Managed Mid & Small Cap2           December 1, 1999           March 1, 2004*
International                          January 31, 1983           March 1, 2004*
Emerging Markets                       January 29, 1993           March 1, 2004*
Fixed Income I                         October 15, 1981           March 1, 2004*
Fixed Income III                       January 29, 1993           March 1, 2004*
Money Market                           October 15, 1981           March 1, 2004
Diversified Equity                     September 5, 1985          March 1, 2004*
Special Growth                         September 5, 1985          March 1, 2004*
Quantitative Equity                    May 15, 1987               March 1, 2004*
International Securities               September 5, 1985          March 1, 2004*
Real Estate Securities                 July 28, 1989              March 1, 2004*
Diversified Bond                       September 5, 1985          March 1, 2004*
Short Term Bond                        October 30, 1981           March 1, 2004*
Multistrategy Bond                     January 29, 1993           March 1, 2004*
Tax Exempt Bond                        September 5, 1985          March 1, 2004*
U.S. Government Money Market           September 5, 1985          March 1, 2004
Tax Free Money Market                  May 8, 1987                March 1, 2004
Select Growth                          January 31, 2001           March 1, 2004*
Select Value                           January 31, 2001           March 1, 2004*
---------------------------

1 On or about December 1, 1999, the Equity T Fund was renamed the Tax-Managed Large Cap Fund.
2 On or about March 1, 2002, the Tax-Managed Small Cap Fund was renamed the Tax-Managed Mid & Small Cap Fund.
*    As supplemented March 19, 2004.

A shareholder of Class I Shares or Class Y Shares of any Fund may enter into a separate agreement with Frank Russell Investment Management Company ("FRIMCo") to obtain certain services from, and pay a separate quarterly individual shareholder investment services fee directly to, FRIMCo. The amount of the fee is based upon the assets subject to the applicable agreement and the services obtained under that agreement. A shareholder of the other Funds does not execute such an agreement to acquire such services and pays no such fees. In each case, FRIMCo may charge fees to a shareholder for non-investment services provided directly to that shareholder.

Each of the Funds (except the U.S. Government Money Market and Tax Free Money Market Funds) presently offers interests in different classes of Shares as described in the table below. For purposes of this Statement, each Fund that issues multiple classes of Shares is referred to as a "Multiple Class Fund." Six of the Funds, the Equity I, Equity II, Equity Q, International, Fixed Income I and Fixed Income III Funds, are referred to in this Statement as the "Institutional Funds." Unless otherwise indicated, this Statement relates to all classes of Shares of the Funds.


Fund                                     Class A      Class B     Class C      Class E       Class S    Class I      Class Y
-------------------------------------- ------------- ----------- ---------- --------------- ---------- ---------- --------------
Equity I                                                                          X                        X            X
-------------------------------------- ------------- ----------- ---------- --------------- ---------- ---------- --------------
-------------------------------------- ------------- ----------- ---------- --------------- ---------- ---------- --------------
Equity II                                                                         X                        X            X
-------------------------------------- ------------- ----------- ---------- --------------- ---------- ---------- --------------
-------------------------------------- ------------- ----------- ---------- --------------- ---------- ---------- --------------
Equity Q                                                                          X                        X            X
-------------------------------------- ------------- ----------- ---------- --------------- ---------- ---------- --------------
-------------------------------------- ------------- ----------- ---------- --------------- ---------- ---------- --------------
Tax-Managed Large Cap                                                X            X             X
-------------------------------------- ------------- ----------- ---------- --------------- ---------- ---------- --------------
-------------------------------------- ------------- ----------- ---------- --------------- ---------- ---------- --------------
Tax-Managed Mid & Small Cap                                          X            X             X
-------------------------------------- ------------- ----------- ---------- --------------- ---------- ---------- --------------
-------------------------------------- ------------- ----------- ---------- --------------- ---------- ---------- --------------
International                                                                     X                        X            X
-------------------------------------- ------------- ----------- ---------- --------------- ---------- ---------- --------------
-------------------------------------- ------------- ----------- ---------- --------------- ---------- ---------- --------------
Emerging Markets                                                     X            X             X
-------------------------------------- ------------- ----------- ---------- --------------- ---------- ---------- --------------
-------------------------------------- ------------- ----------- ---------- --------------- ---------- ---------- --------------
Fixed Income I                                                                    X                        X            X
-------------------------------------- ------------- ----------- ---------- --------------- ---------- ---------- --------------
-------------------------------------- ------------- ----------- ---------- --------------- ---------- ---------- --------------
Fixed Income III                                                                  X                        X            X
-------------------------------------- ------------- ----------- ---------- --------------- ---------- ---------- --------------
-------------------------------------- ------------- ----------- ---------- --------------- ---------- ---------- --------------
Money Market                                X                                                   X
-------------------------------------- ------------- ----------- ---------- --------------- ---------- ---------- --------------
-------------------------------------- ------------- ----------- ---------- --------------- ---------- ---------- --------------
Diversified Equity                                                   X            X             X
-------------------------------------- ------------- ----------- ---------- --------------- ---------- ---------- --------------
-------------------------------------- ------------- ----------- ---------- --------------- ---------- ---------- --------------
Special Growth                                                       X            X             X
-------------------------------------- ------------- ----------- ---------- --------------- ---------- ---------- --------------
-------------------------------------- ------------- ----------- ---------- --------------- ---------- ---------- --------------
Quantitative Equity                                                  X            X             X
-------------------------------------- ------------- ----------- ---------- --------------- ---------- ---------- --------------
-------------------------------------- ------------- ----------- ---------- --------------- ---------- ---------- --------------
International Securities                                             X            X             X
-------------------------------------- ------------- ----------- ---------- --------------- ---------- ---------- --------------
-------------------------------------- ------------- ----------- ---------- --------------- ---------- ---------- --------------
Real Estate Securities                                               X            X             X
-------------------------------------- ------------- ----------- ---------- --------------- ---------- ---------- --------------
-------------------------------------- ------------- ----------- ---------- --------------- ---------- ---------- --------------
Diversified Bond                                                     X            X             X
-------------------------------------- ------------- ----------- ---------- --------------- ---------- ---------- --------------
-------------------------------------- ------------- ----------- ---------- --------------- ---------- ---------- --------------
Short Term Bond                                                      X            X             X
-------------------------------------- ------------- ----------- ---------- --------------- ---------- ---------- --------------
-------------------------------------- ------------- ----------- ---------- --------------- ---------- ---------- --------------
Multistrategy Bond                                                   X            X             X
-------------------------------------- ------------- ----------- ---------- --------------- ---------- ---------- --------------
-------------------------------------- ------------- ----------- ---------- --------------- ---------- ---------- --------------
Tax Exempt Bond                                                      X            X             X
-------------------------------------- ------------- ----------- ---------- --------------- ---------- ---------- --------------
-------------------------------------- ------------- ----------- ---------- --------------- ---------- ---------- --------------
U.S. Government Money Market                                                                    X
-------------------------------------- ------------- ----------- ---------- --------------- ---------- ---------- --------------
-------------------------------------- ------------- ----------- ---------- --------------- ---------- ---------- --------------
Tax Free Money Market                                                                           X
-------------------------------------- ------------- ----------- ---------- --------------- ---------- ---------- --------------
-------------------------------------- ------------- ----------- ---------- --------------- ---------- ---------- --------------
Select Growth                                                        X            X             X          X
-------------------------------------- ------------- ----------- ---------- --------------- ---------- ---------- --------------
-------------------------------------- ------------- ----------- ---------- --------------- ---------- ---------- --------------
Select Value                                                         X            X             X          X
-------------------------------------- ------------- ----------- ---------- --------------- ---------- ---------- --------------


                                TABLE OF CONTENTS


             CERTAIN TERMS USED IN THIS STATEMENT ARE DEFINED IN THE
                        GLOSSARY, WHICH BEGINS ON PAGE 79

STRUCTURE AND GOVERNANCE......................................................1
   ORGANIZATION AND BUSINESS HISTORY..........................................1
   SHAREHOLDER MEETINGS.......................................................1
   CONTROLLING SHAREHOLDERS...................................................1
   TRUSTEES AND OFFICERS......................................................9
OPERATION OF FRIC............................................................16
   SERVICE PROVIDERS.........................................................16
   CONSULTANT................................................................16
   ADVISOR AND ADMINISTRATOR.................................................16
   MONEY MANAGERS............................................................19
   APPROVAL OF INVESTMENT ADVISORY AGREEMENT.................................20
   DISTRIBUTOR...............................................................21
   CUSTODIAN AND PORTFOLIO ACCOUNTANT........................................22
   TRANSFER AND DIVIDEND DISBURSING AGENT....................................22
   ORDER PLACEMENT DESIGNEES.................................................23
   INDEPENDENT ACCOUNTANTS...................................................23
   CODES OF ETHICS...........................................................23
   PLAN PURSUANT TO RULE 18f-3...............................................25
   DISTRIBUTION PLANS........................................................26
   SHAREHOLDER SERVICES PLANS................................................28
   FUND EXPENSES.............................................................28
   PURCHASE, EXCHANGE AND REDEMPTION OF FUND SHARES..........................29
   VALUATION OF FUND SHARES..................................................30
   VALUATION OF PORTFOLIO SECURITIES.........................................31
   PORTFOLIO TRANSACTION POLICIES............................................31
   PROXY VOTING POLICIES AND PROCEDURES......................................32
   PORTFOLIO TURNOVER RATE...................................................32
   BROKERAGE ALLOCATIONS.....................................................33
   BROKERAGE COMMISSIONS.....................................................34
   YIELD AND TOTAL RETURN QUOTATIONS.........................................36
INVESTMENT RESTRICTIONS, POLICIES AND CERTAIN INVESTMENTS....................39
   INVESTMENT RESTRICTIONS...................................................39
   INVESTMENT POLICIES.......................................................41
   CERTAIN INVESTMENTS.......................................................46
TAXES........................................................................63
MONEY MANAGER INFORMATION....................................................69
RATINGS OF DEBT INSTRUMENTS..................................................75
FINANCIAL STATEMENTS.........................................................79
GLOSSARY.....................................................................80

                            STRUCTURE AND GOVERNANCE

ORGANIZATION AND BUSINESS HISTORY. FRIC commenced business operations as a Maryland corporation on October 15, 1981. On January 2, 1985, FRIC reorganized by changing its domicile and legal status to a Massachusetts business trust.

FRIC is currently organized and operating under an Amended and Restated Master Trust Agreement dated August 19, 2002, and the provisions of Massachusetts's law governing the operation of a Massachusetts business trust. The Board of Trustees ("Board" or the "Trustees") may amend the Master Trust Agreement from time to time; provided, however, that any amendment which would materially and adversely affect shareholders of FRIC as a whole, or shareholders of a particular Fund, must be approved by the holders of a majority of the Shares of FRIC or the Fund, respectively. FRIC is a registered open-end management investment company. Each of the Funds is diversified.

FRIC is authorized to issue Shares of beneficial interest, and may divide the Shares into two or more series, each of which evidences a pro rata ownership interest in a different investment portfolio - a "Fund." Each Fund is a separate trust under Massachusetts law. The Trustees may, without seeking shareholder approval, create additional Funds at any time. The Master Trust Agreement provides that shareholders may be required to redeem their shares at any time
(1) if the Trustees determine in their sole discretion that failure to so redeem may have material adverse consequences to the shareholders of FRIC or of any Fund or (2) upon such other conditions as may from time to time be determined by the Trustees and set forth in the prospectus with respect to the maintenance of shareholder accounts of a minimum amount. However, shareholders can only be required to redeem their Shares to the extent consistent with the Investment Company Act of 1940, the rules thereunder and Securities and Exchange Commission interpretations thereof.

FRIC's Funds are authorized to issue Shares of beneficial interest in one or more classes. Shares of each class of a Fund have a par value of $.01 per share, are fully paid and nonassessable, and have no preemptive or conversion rights. Shares of each class of a Fund represent proportionate interests in the assets of that Fund and have the same voting and other rights and preferences as the Shares of other classes of the Fund. Shares of each class of a Fund are entitled to the dividends and distributions earned on the assets belonging to the Fund that the Board declares. Each class of Shares is designed to meet different investor needs. Class A Shares of the Money Market Fund are not subject to an initial sales charge but are subject to a Rule 12b-1 fee of up to 0.75% (currently limited to 0.15%). Class C Shares are subject to a Rule 12b-1 fee of up to 0.75% and a shareholder services fee of up to 0.25%. Class E Shares are subject to a shareholder services fee of up to 0.25%. The Class I, Class Y, and Class S Shares are not subject to either a Rule 12b-1 fee or a shareholder services fee. Unless otherwise indicated, "Shares" in this Statement refers to all classes of Shares of the Funds.

Under certain unlikely circumstances, as is the case with any Massachusetts business trust, a shareholder of a Fund may be held personally liable for the obligations of the Fund. The Master Trust Agreement provides that shareholders shall not be subject to any personal liability for the acts or obligations of a Fund and that every written agreement, obligation or other undertaking of the Funds shall contain a provision to the effect that the shareholders are not personally liable thereunder. The amended Master Trust Agreement also provides that FRIC shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of a Fund and satisfy any judgment thereon. Thus, the risk of any shareholder incurring financial loss beyond his investment on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations.

Frank Russell Company ("FRC") has the right to grant (and withdraw) the nonexclusive use of the name "Frank Russell" or any variation.

SHAREHOLDER MEETINGS. FRIC will not hold annual meetings of shareholders, but special meetings may be held. Special meetings may be convened (i) by the Board,
(ii) upon written request to the Board by shareholders holding at least 10% of FRIC's outstanding Shares, or (iii) upon the Board's failure to honor the shareholders' request described above, by shareholders holding at least 10% of the outstanding Shares by giving notice of the special meeting to shareholders. The Trustees will provide the assistance required by the Investment Company Act of 1940 in connection with any special meeting called by shareholders following a failure of the Board to honor a shareholder request for a special meeting. Each share of a class of a Fund has one vote in Trustee elections and other matters submitted for shareholder vote. On any matter which affects only a particular Fund or class, only Shares of that Fund or class are entitled to vote. There are no cumulative voting rights.

CONTROLLING SHAREHOLDERS. The Trustees have the authority and responsibility to manage the business of FRIC, and hold office for life unless they resign or are removed by, in substance, a vote of two-thirds of FRIC Shares outstanding. Under these circumstances, no one person, entity or shareholder "controls" FRIC.

At January 31, 2004, the following shareholders owned 5% or more of any Class of any Fund's Shares:

Diversified Bond Fund - Class C - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 18.43%, record.

Diversified Bond Fund - Class E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 6.95%, record.

Diversified Bond Fund - Class S - BALANCED STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1616, TACOMA WA 98401-1616, 33.97%, record. MODERATE STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1616, TACOMA WA 98401-1616, 13.01%, record. NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 10.03%, record. CONSERVATIVE STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1616, TACOMA WA 98401-1616, 8.57%, record.

Diversified Equity Fund - Class C - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003, 13.98%, record.

Diversified Equity Fund - Class E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 14.71%, record. PEERLESS BEVERAGE COMPANY, 401K PROFIT SHARING PLAN, 1000 FLORAL AVE, UNION NJ 07083-7759, 7.59%, record.

Diversified Equity Fund - Class S - BALANCED STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1616, TACOMA WA 98401-1616, 17.45%, record. AGGRESSIVE STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1616, TACOMA WA 98401-1616, 15.28%, record. NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 11.77%, record. EQUITY AGGRESSIVE STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1616, TACOMA WA 98401-1616, 10.41%, record.

Emerging Markets Fund - Class C - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003, 16.72%, record.

Emerging Markets Fund - Class E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 30.69%, record. IDAHO TRUST NATIONAL BANK, 608 NORTHWEST BLVD SUITE 300, COEUR D ALENE ID 83814-2174, 8.84%, record.

Emerging Markets Fund - Class S - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 26.61%, record. BALANCED STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1616, TACOMA WA 98401-1616, 12.00%, record. AGGRESSIVE STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1616, TACOMA WA 98401-1616, 9.77%, record. EQUITY AGGRESSIVE STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1616, TACOMA WA 98401-1616, 6.59%, record.

Equity I Fund - Class E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003, 24.98%, record. IDAHO TRUST NATIONAL BANK, 608 NORTHWEST BLVD SUITE 300, COEUR D ALENE ID 83814-2174, 14.32%, record. DELAWARE CHARTER GUARANTEE & TRUST, FBO PRINCIPAL FINANCIAL GROUP, ATTN RIS NPIO TRADE DESK, 711 HIGH ST, DES MOINES IA 50392-0001, 10.41%, record. FM CO, HUNTINGTON NATIONAL BANK, 7 EASTON OVAL EA4E70, COLUMBUS OH 43219-6010, 9.09%, record. INDIANA TRUST & INVESTMENT MANAGEMENT, F.B.O. LAIDIG, INC. EMPLOYEES RETIREMENT PLAN, 3930 EDISON LAKES PARKWAY, SUITE 25, MISHAWAKA IN 46545-3443, 6.18%, record. IDAHO TRUST NATIONAL BANK, 608 NORTHWEST BLVD SUITE 300, COEUR D ALENE ID 83814-2174, 5.51%, record. SECURITY TRUST CO TTEE, KARR TUTTLE CAMPBELL, RETIREMENT SAVINGS PLAN, 2390 E CAMELBACK RD STE 240, PHOENIX AZ 85016-3474, 5.23%, record.

Equity I Fund - Class I - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 50.79%, record.

Equity I Fund - Class Y - FRTC AS TTEE FOR THE NATIVE HAWAIIAN TRUST FUND, 771 KAPIOLANI BLVD STE 500, HONOLULU HI 96813-5211, 30.71%, record. LIONS CLUB INTERNATIONAL FOUNDATION, PETER LYNCH, 300 W 22ND ST, OAK BROOK IL 60523-8806, 20.87%, record. NEW YORK BOTANICAL GARDEN, POOLED ENDOWMENT, 200TH STREET AND KAZIMIROFF BLVD, BRONX NY 10458, 17.33%, record. VIRTUA WEST JERSEY HEALTH SYSTEM INC, MR ROBERT OSLER, 20 WEST STOW ROAD STE 8, MARLTON NJ 08053-3115, 8.95%, record. VIRTUA HEALTH FOUNDATION INC, CORPORATE FINANCE DEPT, ATTN ANITA HO ACCOUNTING MANAGER, 20 W STOW RD STE 8, MARLTON NJ 08053-3160, 7.90%, record.

Equity II Fund - Class E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003, 25.98%, record. DELAWARE CHARTER GUARANTEE & TRUST, FBO PRINCIPAL FINANCIAL GROUP, ATTN RIS NPIO TRADE DESK, 711 HIGH ST, DES MOINES IA 50392-0001, 20.68%, record. FM CO, HUNTINGTON NATIONAL BANK, 7 EASTON OVAL EA4E70, COLUMBUS OH 43219-6010, 5.77%, record.

Equity II Fund - Class I - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 58.62%, record.

Equity II Fund - Class Y - DANIELS FUND, 55 MADISON ST STE 255, DENVER CO 80206-5420, 44.30%, record. FRTC AS TRUSTEE FOR THE MARGUERITE CASEY FOUNDATION GRANTOR TRUST, EQUITY II, 909 A ST, TACOMA WA 98402-5111, 16.43%, record. ALCOA FOUNDATION, 201 ISABELLA ST, PITTSBURGH PA 15212-13.15%, record. FRTC AS TTEE FOR THE NATIVE HAWAIIAN TRUST FUND, 771 KAPIOLANI BLVD STE 500, HONOLULU HI 96813-5211, 8.30%, record. STATE STREET BANK & TRUST CO TTEE, PG & E POST RETMNT MEDICAL PL TRUST, NON-MANAGEMENT EMPLOYEES & RETIREES, ATTN: LUKE MCCABE, PO BOX 1992, BOSTON MA 02105-1992, 6.27%, record. LIONS CLUB INTERNATIONAL FOUNDATION, PETER LYNCH, 300 W 22ND ST, OAK BROOK IL 60523-8806, 5.36%, record.

Equity Q Fund - Class E - DELAWARE CHARTER GUARANTEE & TRUST, FBO PRINCIPAL FINANCIAL GROUP, ATTN RIS NPIO TRADE DESK, 711 HIGH ST, DES MOINES IA 50392-0001, 26.82%, record. NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003, 17.73%, record. IDAHO TRUST NATIONAL BANK, 608 NORTHWEST BLVD SUITE 300, COEUR D ALENE ID 83814-2174, 9.56%, record. TRUSTAR, FBO DOWNEY BRAND LLP EMPLOYEE RETIREMENT PLAN, P.O. BOX 8963, WILMINGTON DE 19899-8963, 8.39%, record.

Equity Q Fund - Class I - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 52.32%, record. CHARLES SCHWAB & CO., INC, SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS, ATTN:
MUTUAL FUNDS, 101 MONTGOMERY STREET, SAN FRANCISCO CA 94104-4122, 5.41%, record.

Equity Q Fund - Class Y - DIOCESAN INVESTMENT TRUST OF THE DIOCESE OF LOS ANGELES, EPISCOPAL DIOCESE OF LOS ANGELES, TED FORBATH CHIEF FINANCIAL OFFICER, 840 ECHO PARK AVENUE, LOS ANGELES CA 10.09%, record. ASBURY SERVICES INC, MR LAWRENCE BRADSHAW, 201 RUSSELL AVE, GAITHERSBURG MD 20877-2801, 9.93%, record. FRTC AS TTEE FOR THE NATIVE HAWAIIAN TRUST FUND, 771 KAPIOLANI BLVD STE 500, HONOLULU HI 96813-5211, 8.82%, record. SAN ANGELO HEALTH FOUNDATION, PO BOX 3550, SAN ANGELO TX 76902-3550, 7.92%, record. TRIANGLE COMMUNITY FOUNDATION, CORE EQUITY, 4813 EMPEROR BLVD STE 130, DURHAM NC 27703-8467, 7.17%, record. THE MONTEREY BAY AQUARIUM FOUNDATION, ATTN MR EDWARD PROHASKA, 886 CANNERY ROW, MONTEREY CA 93940-6.07%, record. CARL B & FLORENCE E KING FOUNDATION, C/O SALLY MALE, 5956 SHERRY LN STE 620, DALLAS TX 75225-8017, 5.99%, record. LIONS CLUB INTERNATIONAL FOUNDATION, PETER LYNCH, 300 W 22ND ST, OAK BROOK IL 60523-8806, 5.98%, record. BATTLE CREEK COMMUNITY FOUNDATION, STABILITY FUND, ONE RIVERWALK CENTRE, 34 W JACKSON STREET, BATTLE CREEK MI 49017-3542, 5.42%, record. BALA PRESBYTERIAN HOME FOUNDATION, 4700 CITY LINE AVE, PHILADELPHIA PA 19131-1528, 5.05%, record.

Fixed Income I Fund - Class E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003, 51.63%, record. FM CO, HUNTINGTON NATIONAL BANK, 7 EASTON OVAL EA4E70, COLUMBUS OH 43219-6010, 20.57%, record. IDAHO TRUST NATIONAL BANK, 608 NORTHWEST BLVD SUITE 300, COEUR D ALENE ID 83814-2174, 6.37%, record. IDAHO TRUST NATIONAL BANK, 608 NORTHWEST BLVD SUITE 300, COEUR D ALENE ID 83814-2174, 5.37%, record.

Fixed Income I Fund - Class I - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 28.00%, record. AG FINANCIAL SERVICES GROUP, SELECT RETIREMENT PLAN 403(B), STRATEGY A, 1661 N BOONVILLE AVE, SPRINGFIELD MO 65803-2751, 12.39%, record.

Fixed Income I Fund - Class Y - DANIELS FUND, 55 MADISON ST STE 255, DENVER CO 80206-5420, 29.01%, record. LIONS CLUB INTERNATIONAL FOUNDATION, PETER LYNCH, 300 W 22ND ST, OAK BROOK IL 60523-8806, 9.36%, record. COLLATERAL LOAN ACCT, JP MORGAN CHASE BANK PLEDGEE, DANIELS FUND, 55 MADISON ST STE 255, DENVER CO 80206-5420, 7.01%, record. VIRTUA WEST JERSEY HEALTH SYSTEM INC, MR ROBERT OSLER, 20 WEST STOW ROAD STE 8, MARLTON NJ 08053-3115, 6.68%, record. DIOCESAN INVESTMENT TRUST OF THE DIOCESE OF LOS ANGELES, EPISCOPAL DIOCESE OF LOS ANGELES, TED FORBATH CHIEF FINANCIAL OFFICER, 840 ECHO PARK AVENUE, LOS ANGELES CA 6.08%, record. THE MONTEREY BAY AQUARIUM FOUNDATION, ATTN MR EDWARD PROHASKA, 886 CANNERY ROW, MONTEREY CA 93940-5.44%, record.

Fixed Income III Fund - Class E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003, 32.65%, record. IDAHO TRUST NATIONAL BANK, 608 NORTHWEST BLVD SUITE 300, COEUR D ALENE ID 83814-2174, 22.97%, record. IDAHO TRUST NATIONAL BANK, 608 NORTHWEST BLVD SUITE 300, COEUR D ALENE ID 83814-2174, 19.23%, record. SEI TRUST COMPANY, C/O IAG BEARD ACCOUNTS, ATTN MUTUAL FUNDS ADMINSTRATOR, ONE FREEDOM VALLEY DR, OAKS PA 19456, 12.86%, record. INVESCO TRUST CO TTEE, FBO NORWOOD CLINIC 401K PSP, PO BOX 105779, ATLANTA GA 30348-5779, 11.11%, record.

Fixed Income III Fund - Class I - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 56.18%, record.

International Fund - Class E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003, 31.66%, record. DELAWARE CHARTER GUARANTEE & TRUST, FBO PRINCIPAL FINANCIAL GROUP, ATTN RIS NPIO TRADE DESK, 711 HIGH ST, DES MOINES IA 50392-0001, 14.08%, record. IDAHO TRUST NATIONAL BANK, 608 NORTHWEST BLVD SUITE 300, COEUR D ALENE ID 83814-2174, 12.32%, record. TRUSTAR, FBO DOWNEY BRAND LLP EMPLOYEE RETIREMENT PLAN, P.O. BOX 8963, WILMINGTON DE 19899-8963, 11.47%, record. INDIANA TRUST & INVESTMENT MANAGEMENT, F.B.O. LAIDIG, INC. EMPLOYEES RETIREMENT PLAN, 3930 EDISON LAKES PARKWAY, SUITE 25, MISHAWAKA IN 46545-3443, 5.27%, record.

International Fund - Class I - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 47.15%, record. INDIANA TRUST 5, INDIANA TRUST & INVESTMENT MANAGEMENT COMPANY, P.O. BOX 5149, MISHAWAKA IN 46546-5149, 7.00%, record.

International Fund - Class Y - FRANK RUSSELL TRUST COMPANY IM, UNDER THE CASEY FAMILY PROGRAMS, RUSSELL INVEST GRP CLNT SRVC CNTR, 909 A ST 7TH FLOOR, TACOMA WA 98402-5120, 42.84%, record. DANIELS FUND, 55 MADISON ST STE 255, DENVER CO 80206-5420, 17.24%, record. FRTC AS TRUSTEE FOR THE MARGUERITE CASEY FOUNDATION GRANTOR TRUST, INTERNATIONAL, 909 A ST, TACOMA WA 98402-16.15%, record. SUNTRUST BANK INC CUSTODIAN, FOR SCI CORPORATION, PO BOX 105870, ATLANTA GA 30348-5870, 7.95%, record. NATIONAL FIDUCIARY SERVICES NA, ATTN MUTUAL FUNDS SCI, 10411 WESTHEIMER RD STE 200, HOUSTON TX 77042-3500, 5.82%, record.

International Securities Fund - Class C - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 14.99%, record.

International Securities Fund - Class E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 12.40%, record.

International Securities Fund - Class S - BALANCED STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1616, TACOMA WA 98401-1616, 20.28%, record. AGGRESSIVE STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1616, TACOMA WA 98401-1616, 14.72%, record. NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 13.83%, record. EQUITY AGGRESSIVE STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1616, TACOMA WA 98401-1616, 10.04%, record.

Money Market Fund - Class A - RITA RISSER, PO BOX 1835, KAILUA HI 96734-8835, 47.47%, record. CHARLOTTE JANE WAHL, 115 KENWOOD ST, MAHTOMEDI MN 55115-1420, 7.42%, record. RAYMOND JAMES & ASSOC INC, FBO TURNER ROBERT, BIN# 11144808, 880 CARILLON PKWY, ST PETERSBURG FL 33716-1100, 7.15%, record. DENNIS E TALBERT & CHRISTINE M TALBERT, JT TEN WROS, RT 2 BOX 847, KAMIAH ID 83536-9530, 7.14%, record. WAYNE VEATCH JR, 120 RIPLEY STREET, SAN FRANCISCO CA 94110-5227, 7.14%, record. RAYMOND JAMES & ASSOC INC, FBO KNIGHT KATHLEEN, BIN# 84661573, 880 CARILLON PKWY, ST PETERSBURG FL 33716-1100, 6.90%, record.

Money  Market  Fund - Class S - STATE  STREET  BANK & TRUST  COMPANY,  FBO  FRIC
SECURITIES LENDING, PORTFOLIO, 2 AVENUE DE LAFAYETTE UNIT ECA1, BOSTON MA 02111-1724, 38.29%, record.

Multistrategy Bond Fund - Class C - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 21.23%, record.

Multistrategy Bond Fund - Class E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 15.67%, record.

Multistrategy Bond Fund - Class S - BALANCED STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1616, TACOMA WA 98401-1616, 35.52%, record. AGGRESSIVE STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1616, TACOMA WA 98401-1616, 21.64%, record. NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 12.92%, record.

Quantitative Equity Fund - Class C - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 12.86%, record.

Quantitative Equity Fund - Class E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 16.27%, record. DELAWARE CHARTER GUARANTEE & TRUST, FBO PRINCIPAL FINANCIAL GROUP, ATTN RIS NPIO TRADE DESK, 711 HIGH ST, DES MOINES IA 50392-0001, 7.90%, record.

Quantitative Equity Fund - Class S - BALANCED STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1616, TACOMA WA 98401-1616, 16.21%, record. AGGRESSIVE STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1616, TACOMA WA 98401-1616, 14.20%, record. NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 14.05%, record. EQUITY AGGRESSIVE STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1616, TACOMA WA 98401-1616, 9.68%, record.

Real Estate Securities Fund - Class C - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003, 9.46%, record.

Real Estate Securities Fund - Class E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 30.11%, record. FM CO, HUNTINGTON NATIONAL BANK, 7 EASTON OVAL EA4E70, COLUMBUS OH 43219-6010, 7.30%, record.

Real Estate Securities Fund - Class S - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 23.80%, record. BALANCED STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1616, TACOMA WA 98401-1616, 9.69%, record. AGGRESSIVE STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1616, TACOMA WA 98401-1616, 7.05%, record.

Select Growth Fund - Class C - THE NORTHWESTERN MUTUAL LIFE INS CO, 720 E WISCONSIN AVE, ATTN: NANCE SARVER, MILWAUKEE WI 53202-4703, 18.33%, record. RAYMOND JAMES & ASSOC INC, FBO TAYLOR JILL TTE, BIN# 85707391, 880 CARILLON PKWY, ST PETERSBURG FL 33716-1100, 6.28%, record.

Select Growth Fund - Class E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 53.97%, record. THE NORTHWESTERN MUTUAL LIFE INS CO, 720 E WISCONSIN AVE, ATTN: NANCE SARVER, MILWAUKEE WI 53202-4703, 25.45%, record. CHASE MANHATTAN BANK, NA, F.B.O. THE ROOT THRIFT PLUS PLAN (401(K) PLAN), ONE CHASE SQUARE, ROCHESTER NY 14643-8.19%, record.

Select Growth Fund - Class I - THE NORTHWESTERN MUTUAL LIFE INS CO, 720 E WISCONSIN AVE, ATTN: NANCE SARVER, MILWAUKEE WI 53202-4703, 61.29%, record. NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 27.36%, record. CHARLES SCHWAB & CO., INC, SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS, ATTN: MUTUAL FUNDS, 101 MONTGOMERY STREET, SAN FRANCISCO CA 94104-4122, 6.76%, record.

Select Growth Fund - Class S - THE NORTHWESTERN MUTUAL LIFE INS CO, 720 E WISCONSIN AVE, ATTN: NANCE SARVER, MILWAUKEE WI 53202-4703, 40.41%, record. NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 31.72%, record.

Select Value Fund - Class C - THE NORTHWESTERN MUTUAL LIFE INS CO, 720 E WISCONSIN AVE, ATTN: NANCE SARVER, MILWAUKEE WI 53202-4703, 7.56%, record.

Select Value Fund - Class E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 40.77%, record. THE NORTHWESTERN MUTUAL LIFE INS CO, 720 E WISCONSIN AVE, ATTN: NANCE SARVER, MILWAUKEE WI 53202-4703, 17.92%, record. SEI TRUST COMPANY, C/O IAG BEARD ACCOUNTS, ATTN MUTUAL FUNDS ADMINSTRATOR, ONE FREEDOM VALLEY DR, OAKS PA 19456, 5.85%, record. CHASE MANHATTAN BANK, NA, F.B.O. THE ROOT THRIFT PLUS PLAN (401(K) PLAN), ONE CHASE SQUARE, ROCHESTER NY 14643-5.53%, record.

Select Value Fund - Class I - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 42.23%, record. THE NORTHWESTERN MUTUAL LIFE INS CO, 720 E WISCONSIN AVE, ATTN: NANCE SARVER, MILWAUKEE WI 53202-4703, 30.52%, record.

Select Value Fund - Class S - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 23.03%, record. THE NORTHWESTERN MUTUAL LIFE INS CO, 720 E WISCONSIN AVE, ATTN: NANCE SARVER, MILWAUKEE WI 53202-4703, 16.72%, record.

Short Term Bond Fund - Class C - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003, 18.38%, record.

Short Term Bond Fund - Class E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003, 30.92%, record. IDAHO TRUST NATIONAL BANK, 608 NORTHWEST BLVD SUITE 300, COEUR D ALENE ID 83814-2174, 10.53%, record. IDAHO TRUST NATIONAL BANK, 608 NORTHWEST BLVD SUITE 300, COEUR D ALENE ID 83814-2174, 8.07%, record.

Short Term Bond Fund - Class S - CONSERVATIVE STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1616, TACOMA WA 98401-1616, 23.81%, record. NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 23.72%, record. MODERATE STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1616, TACOMA WA 98401-1616, 16.77%, record.

Special Growth Fund - Class C - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003, 10.99%, record.

Special Growth Fund - Class E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 22.62%, record. DELAWARE CHARTER GUARANTEE & TRUST, FBO PRINCIPAL FINANCIAL GROUP, ATTN RIS NPIO TRADE DESK, 711 HIGH ST, DES MOINES IA 50392-0001, 15.37%, record.

Special Growth Fund - Class S - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 24.01%, record. BALANCED STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1616, TACOMA WA 98401-1616, 10.34%, record. AGGRESSIVE STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1616, TACOMA WA 98401-1616, 7.88%, record. EQUITY AGGRESSIVE STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1616, TACOMA WA 98401-1616, 5.07%, record.

Tax Exempt Bond Fund - Class C - A G EDWARDS & SONS INC FBO, INEKE PHILLIPS TTEE, INEKE PHILLIPS TRUST, A/C 0338-162170, ONE NORTH JEFFERSON, ST LOUIS MO 63103-2287, 7.79%, record. A G EDWARDS & SONS INC FBO, GORDON PHILLIPS TTEE, GORDON PHILLIPS TRUST, A/C 0338-162162, ONE NORTH JEFFERSON, ST LOUIS MO 63103-2287, 7.34%, record. NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003, 5.81%, record.

Tax Exempt Bond Fund - Class E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003, 38.86%, record.

Tax Exempt Bond Fund - Class S - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 48.92%, record. CHARLES SCHWAB & CO., INC, SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS, ATTN: MUTUAL FUNDS, 101 MONTGOMERY STREET, SAN FRANCISCO CA
94104-4122, 6.43%, record. NMT & CO, C/O MARSHALL & ILSLEY, PO BOX 2977, MILWAUKEE WI 53201-2977, 5.30%, record.

Tax Free Money Market Fund - Class S - SEI TRUST CO C/O CBWM, ONE FREEDOM VALLEY DR, OAKS PA 35.53%, record. NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 29.64%, record. MARIL & CO, FBO NORTHWESTERN MUTUAL TRUST, 1000 N WATER ST ACM # TR14, MILWAUKEE WI 53202-6648, 7.90%, record. NIAGARA MOHAWK POWER CORPORATION, ATTN: RONALD A. UNGERER, 300 ERIE BLVD., WEST, SYRACUSE NY 13202-4250, 5.10%, record. MFS INSTITUTIONAL ADVISORS, ACCOUNT # GU81, C/O FRANK RUSSELL INV MGMT CO, ATTN OPERATIONS DEPT, PO BOX 1616, TACOMA WA 98401-1616, 5.06%, record.

Tax-Managed Global Equity Fund - Class C - A G EDWARDS & SONS INC FBO, P R SMITH JR, A/C 0124-273978, ONE NORTH JEFFERSON, ST LOUIS MO 63103-2287, 5.27%, record. NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 5.27%, record.

Tax-Managed Global Equity Fund - Class S - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 26.97%, record. A G EDWARDS & SONS INC FBO, ROBERT R THOMAS, & JANE L THOMAS TTEE, A/C 0583-125078, ONE NORTH JEFFERSON, ST LOUIS 8.68%, record.

Tax-Managed Large Cap Fund - Class C - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 15.03%, record.

Tax-Managed Large Cap Fund - Class E - LIP HOLDING, INC, STE 900, 300 DELAWARE AVE, WILMINGTON DE 19801-1671, 6.02%, record. SHINTECH INC EMPLOYEE BENEFIT TRUST, RICHARD MASON TTEE, WESLAYAN TOWER STE 811, 24 GREENWAY PLAZA, HOUSTON TX 77046-2401, 5.96%, record. NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 5.68%, record.

Tax-Managed Large Cap Fund - Class S - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 37.53%, record. INDIANA TRUST 5, INDIANA TRUST & INVESTMENT MANAGEMENT COMPANY, P.O. BOX 5149, MISHAWAKA IN 46546-5149, 15.46%, record. CHARLES SCHWAB & CO., INC, SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS, ATTN: MUTUAL FUNDS, 101 MONTGOMERY STREET, SAN FRANCISCO CA 94104-4122, 7.81%, record. TAX MANAGED
GLOBAL EQUITY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1616, TACOMA WA 98401-1616, 7.59%, record.

Tax-Managed Mid & Small Cap Fund - Class C - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 10.89%, record.

Tax-Managed Mid & Small Cap Fund - Class E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 15.00%, record. LIP HOLDING, INC, STE 900, 300 DELAWARE AVE, WILMINGTON DE 19801-1671, 5.57%, record. SHINTECH INC EMPLOYEE BENEFIT TRUST, RICHARD MASON TTEE, WESLAYAN TOWER STE 811, 24 GREENWAY PLAZA, HOUSTON TX 77046-2401, 5.14%, record.

Tax-Managed Mid & Small Cap Fund - Class S - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 53.71%, record. INDIANA TRUST 5, INDIANA TRUST & INVESTMENT MANAGEMENT COMPANY, P.O. BOX 5149, MISHAWAKA IN 46546-5149, 8.95%, record. TAX MANAGED GLOBAL EQUITY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1616, TACOMA WA 98401-1616, 6.53%, record.

U.S. Government Money Market Fund - Class S - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 43.96%, record. NATIONAL ADVISORS TRUST CO FSB, 10881 LOWELL AVE STE 100, OVERLAND PARK KS 66210-1666, 10.37%, record. LP95 LLC, COLORADO LTD LIABILITY CO, 2315 BRIARGATE PKWY STE 100, COLORADO SPGS CO 80920-7646, 9.72%, record. RUSSELL FIXED INCOME REBALANCING, ACCOUNT #CHU6, C/O FRANK RUSSELL INV. MGMT. CO., ATTN:
OPERATIONS DEPT., PO BOX 1616, TACOMA WA 98401-1616, 5.61%, record.


At January 31, 2004, the following shareholders could be deemed to "control" the following Funds because such shareholder owns more than 25% of the voting Shares of the indicated Fund. A shareholder who "controls" a Fund has the ability to exert a greater influence over the outcome of any proposals on which it is entitled to vote concerning the Fund than do non-controlling shareholders.

Diversified Bond Fund - BALANCED STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1616, TACOMA WA 98401-1616, 31.77%, record.

Emerging Markets Fund - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 26.36%, record.

Equity I Fund - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 43.47%, record.

Equity II Fund - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 43.60%, record.

Equity Q Fund - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 37.64%, record.

Fixed Income III Fund - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 55.70%, record.

Money Market Fund - STATE STREET BANK & TRUST COMPANY, FBO FRIC SECURITIES LENDING PORTFOLIO, 2 AVENUE DE LAFAYETTE UNIT ECA1, BOSTON MA 02111-1724, 38.28%, record.

Multistrategy Bond Fund - BALANCED STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1616, TACOMA WA 98401-1616, 33.44%, record.

Select Growth Fund - THE  NORTHWESTERN  MUTUAL LIFE INS CO, 720 E WISCONSIN AVE,
ATTN: NANCE SARVER, MILWAUKEE WI 53202-4703, 45.92%, record. NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 29.91%, record.

Select Value Fund - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 28.72%, record.

Tax Exempt Bond Fund - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 45.82%, record.

Tax Free Money Market Fund - SEI TRUST CO C/O CBWM, ONE FREEDOM VALLEY DR, OAKS PA 19456, 35.53%, record. NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 29.64%, record.

Tax-Managed Large Cap Fund - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 36.26%, record.

Tax-Managed Mid & Small Cap Fund - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 51.32%, record.

U.S. Government Money Market Fund - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 43.96%, record.


The Trustees and officers of FRIC, as a group, own less than 1% of any Class of each Fund.

TRUSTEES AND OFFICERS. The Board of Trustees is responsible for overseeing generally the operation of the Funds, including reviewing and approving the Funds' contracts with FRIMCo and the money managers. A Trustee may be removed at any time by, in substance, a vote of two-thirds of FRIC Shares. A vacancy in the Board shall be filled by a vote of a majority of the remaining Trustees so long as, in substance, two-thirds of the Trustees have been elected by shareholders. There are also two Trustees Emeritus. Trustees Emeritus do not have the power to vote on matters coming before the Board, or to direct the vote of any Trustee, and generally are not responsible or accountable in any way for the performance of the Board's responsibilities. The officers, all of whom are employed by and are officers of FRIMCo or its affiliates, are responsible for the day-to-day management and administration of the Funds' operations.

The Board of Trustees has established a standing Audit Committee and a standing Nominating and Governance Committee. The Audit Committee's primary functions are: (1) oversight of the Funds' accounting and financial reporting policies and practices and their internal controls, and, as appropriate, the internal controls of certain service providers; (2) oversight of the quality and objectivity of the Funds' financial statements and the independent audit thereof; and (3) to act as liaison between the Funds' independent auditors and the full Board. It is management's responsibility to maintain appropriate systems for accounting and internal control and the auditor's responsibility to plan and carry out a proper audit. Currently, the Audit Committee members consist of Mmes. Kristianne Blake and Eleanor W. Palmer and Messrs. Raymond P. Tennison, Jr. and Daniel P. Connealy, each of whom is an independent Trustee. For the fiscal year ending October 31, 2003, the Audit Committee held six meetings. FRIC's Board of Trustees has adopted and approved a formal written charter for the Audit Committee, which sets forth the Audit Committee's current responsibilities. The Audit Committee reviews the maintenance of the Funds' records and the safekeeping arrangements of FRIC's custodian, reviews both the audit and non-audit work of FRIC's independent auditors, submits a recommendation to the Board as to the selection of independent auditors, and pre-approves (i) all audit and non-audit services to be rendered by the auditors for FRIC, (ii) all audit services provided to FRIMCo, or any affiliate thereof that provides ongoing services to FRIC, relating to the operations and financial reporting of FRIC, and (iii) all non-audit services relating to the operations and financial reporting of FRIC, provided to FRIMCo, or any affiliate thereof that provides ongoing services to FRIC, by any auditors with an ongoing relationship with FRIC.

The primary functions of the Nominating and Governance Committee are to: (1) nominate individuals who are not interested persons of FRIC for independent Trustee membership on the Board; (2) evaluate and review the composition and performance of the Board; (3) review Board governance procedures; (4) review Trustee compensation; and (5) make nominations for membership on all Board committees and review the responsibilities of each committee. The Committee will not consider nominees recommended by Shareholders of the Funds. Currently, the Nominating and Governance Committee members consist of Messrs. Paul E. Anderson and Lee C. Gingrich and Ms. Julie W. Weston, each of whom is an independent Trustee. For the fiscal year ending October 31, 2003, the Nominating and Governance Committee held five meetings.

FRIC paid in aggregate $741,323 for the fiscal year ended October 31, 2003 to the Trustees who are not officers or employees of FRIMCo or its affiliates. Trustees are paid an annual retainer plus meeting attendance and chairperson fees in addition to any travel and other expenses incurred in attending Board meetings. FRIC's officers and employees are paid by FRIMCo or its affiliates.

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 30 funds, and Russell Investment Funds ("RIF"), which has 5 funds. Each of the trustees is a trustee of both FRIC and RIF. The first table provides information for trustees who are interested trustees. The second table provides information for the independent trustees. The third table provides information for the officers.


                                                                                                     No. of
                               Position(s)                                                       Portfolios in
                                Held With                                                        Russell Fund         Other
                                 Fund and                              Principal Occupation(s)      Complex       Directorships
         Name, Age,             Length of                                   During the            Overseen by         Held
          Address              Time Served      Term of Office             Past 5 Years             Trustee        by Trustee
----------------------------- --------------- -------------------- ----------------------------- -------------- ------------------
----------------------------- --------------- -------------------- ----------------------------- -------------- ------------------

  INTERESTED TRUSTEES and
INTERESTED TRUSTEE EMERITUS

----------------------------- --------------- -------------------- ----------------------------- -------------- ------------------
----------------------------- --------------- -------------------- ----------------------------- -------------- ------------------
*George F. Russell, Jr.,       Trustee         Appointed until     o    Director Emeritus,            35            None
Born July 3, 1932              Emeritus        successor                FRC
                               and             is duly elected     o    Chairman Emeritus,
                               Chairman        and qualified            FRIC and RIF
909 A Street                   Emeritus                            o    Chairman Emeritus,
Tacoma, Washington             since 1999                               Frank Russell
98402-1616                                                              Securities, Inc.
                                                                   o    Chairman Emeritus,
                                                                        Russell 20/20
                                                                        Association
                                                                   o    Chairman Emeritus,
                                                                        Frank Russell Trust
                                                                        Company
                                                                   o    Director Emeritus
                                                                        FRIMCo
                                                                   o    Chairman of
                                                                        Sunshine Management
                                                                        Services, LLC
----------------------------- --------------- -------------------- ----------------------------- -------------- ------------------
----------------------------- --------------- -------------------- ----------------------------- -------------- ------------------

----------------------------- --------------- -------------------- ----------------------------- -------------- ------------------
*Lynn L. Anderson,             Trustee         Appointed until     o    Vice Chairman, FRC            35        o   Trustee, The
Born April 22, 1939            since 1987      successor           o    Chairman of the                             SSgA Funds
                                               is duly elected          Board, Trustee,                             (investment
                                               and qualified            FRIC and RIF                                company)
                                                                   o    CEO and Chairman of
909 A Street                                                            the Board, Russell
Tacoma, Washington                                                      Fund Distributors, Inc.
98402-1616                                                              and FRIMCo
                               Chairman of     Until successor is  o    Trustee, President
                               the Board       chosen and               and Chairman of the
                               since 1999      qualified by             Board, SSgA Funds
                                               trustees                 (investment company)
                                                                   o    Director and
                                                                        Chairman
                                                                        of the Board, Frank
                                                                        Russell Trust Company
                                                                   o    Director, Frank
                                                                        Russell
                                                                        Investments (Ireland)
                                                                        Limited and Frank
                                                                        Russell Investments
                                                                        (Cayman) Ltd.
                                                                   o    Until October,
                                                                        2002, President and CEO,
                                                                        FRIC and RIF

----------------------------- --------------- -------------------- ----------------------------- -------------- ------------------


----------------------------- --------------- -------------------- ----------------------------- -------------- ------------------
                                                                                                    No. of
                                                                                                  Portfolios
                                                                                                      in
                                Position(s)                                                       Russell Fund
                                 Held With                                                           Complex          Other
                                 Fund and                                                           Overseen by    Directorships
        Name, Age,                Length of                            Principal Occupation(s)     Past 5 Years         Held
          Address               Time Served      Term of Office             During the               Trustee        by Trustee
----------------------------- --------------- -------------------- ----------------------------- -------------- ------------------
----------------------------- --------------- -------------------- ----------------------------- -------------- ------------------

----------------------------- --------------- -------------------- ----------------------------- -------------- ------------------
----------------------------- --------------- -------------------- ----------------------------- -------------- ------------------
  INTERESTED TRUSTEES and
INTERESTED TRUSTEE EMERITUS
----------------------------- --------------- -------------------- ----------------------------- -------------- ------------------
----------------------------- --------------- -------------------- ----------------------------- -------------- ------------------

----------------------------- --------------- -------------------- ----------------------------- -------------- ------------------
----------------------------- --------------- -------------------- ----------------------------- -------------- ------------------
*Michael J.A. Phillips,        Trustee         Appointed until     o    1990 - 2003,              35        None
Born January 20, 1948          Since 2002      successor is duly        President,
                                               elected and              FRC,
                                               qualified.          o    1993 - 2003, CEO,
                                                                        FRC
909 A Street                                                       o    Chairman of the
Tacoma, Washington                                                      Board and Director, FRC
98402-1616                                                         o    Trustee, FRIC and
                                                                        RIF
                                                                   o    Director, FRTC and
                                                                        Frank Russell Capital
                                                                        Inc.
                                                                   o    Director/Chairman,
                                                                        Frank Russell
                                                                        Investments
                                                                        (Delaware), Inc.
                                                                   o    Director, Chairman
                                                                        of The Board and
                                                                        President, Russell
                                                                        20/20 Association
                                                                   o    Director, Frank
                                                                        Russell
                                                                        Company Pty.
                                                                        Limited, Frank Russell
                                                                        Japan Co., Ltd.,
                                                                        Frank Russell
                                                                        Investments (Suisse),
                                                                        S.A., and Frank
                                                                        Russell Company Limited



* Each of Messrs. Russell, Anderson and Phillips is also an officer of an affiliate of FRIC and RIF and is therefore an interested trustee.

`


                                 Position(s)
                                  Held With                                                        No. of
                                  Fund and                                  Complex             Portfolios in        Other
                                  Length of                          Principal Occupation(s)     Russell Fund    Directorships
                                    Time                                  During the             Overseen by          Held
      Name, Age, Address           Served      Term of Office            Past 5 Years              Trustee         by Trustee
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------

   INDEPENDENT TRUSTEES and
 INDEPENDENT TRUSTEE EMERITUS

-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
Paul E. Anderson,                 Trustee      Appointed until   o    1996 to present,            35             None
Born October 15, 1931             since 1984   successor is           President, Anderson
                                               duly                   Management Group LLC
                                               elected and            (private investments
909 A Street                                   qualified              consulting)
Tacoma, Washington
98402-1616
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------

-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
Paul Anton, Ph.D.,                Trustee      Appointed until   o    Retired since 1997          35             None
Born December 1, 1919             Emeritus     successor is      o    Trustee of FRIC and
                                  since        duly                   RIF Until 2002
                                  2003         elected and
909 A Street                                   qualified
Tacoma, Washington
98402-1616
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------






                                  Position(s)                                                       No. of
                                  Held With                                                      Portfolios in
                                   Fund and                                                      Russell Fund
                                  Length of                        Principal Occupation(s)          Complex           Other
                                     Time                                  During the             Overseen by    Directorships Held
      Name, Age, Address            Served      Term of Office            Past 5 Years              Trustee        by Trustee
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------

   INDEPENDENT TRUSTEES and
 INDEPENDENT TRUSTEE EMERITUS

-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
William E. Baxter,                Trustee      Appointed until   o  Retired since 1986               35             None
Born June 8, 1925                 Emeritus     successor is      o  Trustee of FRIC and
                                  since 2004   duly elected         RIF Until 2004
                                               and  qualified
909 A Street
Tacoma, Washington
98402-1616
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------

-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
Kristianne Blake,                 Trustee      Appointed until   o   President,  Kristianne           35        o   Trustee
Born January 22, 1954             since 2000   successor is          Gates Blake, P.S.                              WM Group
                                               duly                  (accounting services)                          of Funds
                                               elected and                                                          (investment
                                               qualified                                                            company);
909 A Street                                                                                                    o   Director,
Tacoma, Washington                                                                                                  Avista Corp
98402-1616


-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------

-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
Daniel P. Connealy                Trustee      Appointed until   o   Retired since 2003               35        o  Director,
Born June 6, 1946                 since        successor is      o   2001 - 2003, Vice                             Gold Banc
                                  2003         duly                  President and Chief                           Corporation,
909 A Street                                   elected and           Financial Officer,                            Inc.
Tacoma, Washington                             qualified             Janus Capital Group Inc.
98402-1616                                                       o   1979 - 2001, Audit
                                                                      and Accounting Partner,
                                                                      PricewaterhouseCoopers
                                                                      LLP
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------

-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
Lee C. Gingrich,                  Trustee      Appointed until   o        Retired since 1995          35             None
Born October 6, 1930              since 1984   successor is
                                               duly
                                               elected and
909 A Street                                   qualified
Tacoma, Washington
98402-1616
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------

-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
Eleanor W. Palmer,                Trustee      Appointed until   o        Retired since 1981          35             None
Born May 5, 1926                  since 1984   successor is
                                               duly
                                               elected and
909 A Street                                   qualified
Tacoma, Washington
98402-1616
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------

-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
Raymond P. Tennison, Jr.          Trustee      Appointed until   o        Currently,                  35             None
Born December 21, 1955            since 2000   successor is               President,
                                               duly                       Simpson Investment
                                               elected and                Company and several
909 A Street                                   qualified                  additional subsidiary
Tacoma, Washington                                                        companies, including
98402-1616                                                                Simpson Timber Company,
                                                                          Simpson Paper Company
                                                                          and Simpson Tacoma
                                                                          Kraft Company

-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------

-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
Julie W. Weston,                  Trustee      Appointed until   o        Retired since 2000          35             None
Born October 2, 1943              since 2002   successor is      o        1987 to 2000,
                                               duly                       Arbitrator,
                                               elected and                The American Arbitration
                                               qualified                  Association Commercial
                                                                          Panel
                                                                 o        1995 to 1999,
                                                                          Hearing
                                                                          Officer, University of
                                                                          Washington
                                                                 o        1987 to 2002,
                                                                          Director, Smith Barney
                                                                          Fundamental Value Fund




                                  Position(s) Held                                       Principal Occupation(s)
          Name, Age,            With Fund and Length                                            During the
           Address                 of Time Served       Term of Office                         Past 5 Years
------------------------------- ---------------------- ------------------ -------------------------------------------------------

OFFICERS

------------------------------- ---------------------- ------------------ -------------------------------------------------------
------------------------------- ---------------------- ------------------ -------------------------------------------------------
Leonard P. Brennan,             President and Chief    Until successor    o President and CEO, FRIC
Born October 11, 1959           Executive Officer      is chosen and      o President and CEO, RIF
                                since 2002             qualified by       o Director, Russell Fund Distributors, Inc.,
909 A Street                                           Trustees             Frank Russell Company, S.A., Frank Russell
Tacoma, Washington                                                          Investments (Singapore) Private Limited and Frank
98402-1616                                                                  Russell Investments (UK) Limited
                                                                          o Director, President and CEO, FRIMCo
                                                                          o Director and COO, Frank Russell Company
                                                                            Limited and Russell Systems Limited
                                                                          o President, Russell Insurance Agency, Inc.
                                                                          o 1995 to present, Managing Director of
                                                                            International Operations of FRC

------------------------------- ---------------------- ------------------ -------------------------------------------------------

------------------------------- ---------------------- ------------------ -------------------------------------------------------
Mark E. Swanson,                Treasurer and Chief     Until successor   o Treasurer and Chief Accounting Officer, FRIC
Born November 26, 1963          Accounting Officer      is chosen and       and RIF 1998 to present,
                                since 1998              qualified by      o Director, Funds Administration, FRIMCo and
                                                        Trustees            Frank Russell Trust Company
909 A Street                                                              o Treasurer, SSgA Funds (investment company);
Tacoma, Washington                                                        o Manager, Funds Accounting and Taxes, Russell
98402-1616                                                                  Fund Distributors, Inc.
                                                                          o April 1996 to August 1998, Assistant
                                                                            Treasurer, FRIC and RIF; November
                                                                            1995 to July 1998, Assistant
                                                                            Secretary, SSgA Funds; February
                                                                            1997 to July 1998, Manager, Funds
                                                                            Accounting and Taxes, FRIMCo
------------------------------- ---------------------- ------------------ -------------------------------------------------------

------------------------------- ---------------------- ------------------ -------------------------------------------------------
Randall P. Lert,                 Director of            Until removed by  o Director of Investments, FRIC and RIF
Born October 3, 1953             Investments since      Trustees          o Chief Portfolio Strategist, FRIMCo
                                 1991                                     o Chief Investment Officer, Frank Russell
                                                                            Trust Company
909 A Street                                                              o Director, FRIMCo and Russell Fund
Tacoma, Washington                                                          Distributors, Inc.
98402-1616

------------------------------- ---------------------- ------------------ -------------------------------------------------------

------------------------------- ---------------------- ------------------ -------------------------------------------------------
------------------------------- ---------------------- ------------------ -------------------------------------------------------
Karl J. Ege,                     Secretary and          Until removed by  o Secretary and General Counsel, FRIC, RIF,
Born October 8, 1941             General Counsel        Trustees            FRIMCo, Frank Russell Trust Company and Russell
                                 since 1994                                 Fund Distributors, Inc.
909 A Street                                                              o Director, Secretary and General Counsel,
Tacoma, Washington                                                          Frank Russell Capital Inc.
98402-1616                                                                o Director and Secretary, Russell 20-20
                                                                            Association
------------------------------- ---------------------- ------------------ -------------------------------------------------------

------------------------------- ---------------------- ------------------ -------------------------------------------------------
Mark D. Amberson,                Director of            Until removed by  o Director of Short-Term Investment Funds,
Born July 20, 1960               Short-Term             Trustees            FRIC, RIF,
                                 Investment Funds                           FRIMCo and Frank Russell Trust Company
                                 since 2001                               o From 1991 to 2001, Portfolio Manager, FRIC,
909 A Street                                                                RIF, FRIMCo and Frank Russell Trust Company
Tacoma, Washington
98402-1616

------------------------------- ---------------------- ------------------ -------------------------------------------------------


                           TRUSTEE COMPENSATION TABLE
                   FOR THE FISCAL YEAR ENDED OCTOBER 31, 2003


                                                                                                           TOTAL COMPENSATION
                                    AGGREGATE        PENSION OR RETIREMENT        ESTIMATED ANNUAL        FROM FRIC AND RUSSELL
   INTERESTED TRUSTEES and         COMPENSATION        BENEFITS ACCRUED AS          BENEFITS UPON             FUND COMPLEX
   INTERESTED TRUSTEE EMERITUS      FROM FRIC         PART OF FRIC EXPENSES           RETIREMENT            PAID TO TRUSTEES
   ------------------------         ---------         ---------------------           ----------            ----------------


Lynn L. Anderson                    $   0                      $ 0                       $ 0               $         0
Michael J. Phillips                 $   0                      $ 0                       $ 0               $         0
George F. Russell, Jr.              $   0                      $ 0                       $ 0               $         0

  INDEPENDENT TRUSTEES and
 INDEPENDENT TRUSTEE EMERITUS
Paul E. Anderson                  $89,496                      $ 0                       $ 0                   $98,000
Paul Anton, Ph.D.*                $45,493                      $ 0                       $ 0                   $50,333
William E. Baxter**               $83,262                      $ 0                       $ 0                   $91,000
Kristianne Blake                  $87,923                      $ 0                       $ 0                   $96,000
Daniel P. Connealy***             $34,731                      $ 0                       $ 0                   $36,178
Lee C. Gingrich                   $88,292                      $ 0                       $ 0                   $96,500
Eleanor W. Palmer                 $84,642                      $ 0                       $ 0                   $92,500
Raymond P. Tennison, Jr.          $83,692                      $ 0                       $ 0                   $91,500
Julie W. Weston                   $83,262                      $ 0                       $ 0                   $91,000



*        Dr. Anton was elected Trustee Emeritus effective December 31, 2002.
**       Mr. Baxter was elected Trustee Emeritus effective March 2, 2004.
***      Mr. Connealy was elected to the Board of Trustees on April 24, 2003.

                EQUITY SECURITIES BENEFICIALLY OWNED BY TRUSTEES
                  FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2003


------------------------------ ----------------------------------------------------------- ----------------------------------------


                                                                                              AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                                SECURITIES IN ALL REGISTERED
                                                                                             INVESTMENT COMPANIES OVERSEEN
  INTERESTED TRUSTEES and                        DOLLAR RANGE OF EQUITY                          BY TRUSTEES IN RUSSELL FUND
 INTERESTED TRUSTEE EMERITUS                    SECURITIES IN EACH FUND                                    COMPLEX
------------------------------ ----------------------------------------------------------- ----------------------------------------
------------------------------ --------------------------------- ------------------------- ----------------------------------------
Lynn L. Anderson                None                                                                     None
------------------------------ --------------------------------- ------------------------- ----------------------------------------
------------------------------ --------------------------------- ------------------------- ----------------------------------------
Michael J. Phillips             None                                                                     None
------------------------------ --------------------------------- ------------------------- ----------------------------------------
------------------------------ --------------------------------- ------------------------- ----------------------------------------
George F. Russell, Jr.          Tax-Managed Large Cap                over $100,000                       over $100,000
                                Tax-Managed Small Cap                over $100,000
------------------------------ --------------------------------- ------------------------- ----------------------------------------
------------------------------ --------------------------------- ------------------------- ----------------------------------------
  INDEPENDENT TRUSTEES and
INDEPENDENT TRUSTEE EMERITUS
------------------------------ --------------------------------- ------------------------- ----------------------------------------
------------------------------ --------------------------------- ------------------------- ----------------------------------------
Paul E. Anderson                Special Growth Fund                  over $100,000                       over $100,000
------------------------------ --------------------------------- ------------------------- ----------------------------------------
------------------------------ --------------------------------- ------------------------- ----------------------------------------
Paul Anton, Ph.D.               Real Estate Securities Fund:         $10,001-$50,000                     $50,001-$100,000
                                Emerging Markets Fund:               $1-$10,000
                                Equity II Fund:                      $1-$10,000
                                International Fund                   $1-$10,000
------------------------------ --------------------------------- ------------------------- ----------------------------------------
------------------------------ --------------------------------- ------------------------- ----------------------------------------
William E. Baxter               Equity Q                             $1-$10,000                          $1-$10,000
------------------------------ --------------------------------- ------------------------- ----------------------------------------
------------------------------ --------------------------------- ------------------------- ----------------------------------------
Kristianne Blake                Equity Q                             over $100,000                       over $100,000
                                Select Value                         over $100,000
------------------------------ --------------------------------- ------------------------- ----------------------------------------
------------------------------ --------------------------------- ------------------------- ----------------------------------------
Daniel P. Connealy              Equity I                             $50,001-$100,000                    over $100,000
                                Emerging Markets                     $10,001-$50,000
                                Fixed Income III                     $10,001-$50,000
                                International                        $10,001-$50,000
                                Select Growth                        $10,001-$50,000
                                Select Value                         $10,001-$50,000
------------------------------ --------------------------------- ------------------------- ----------------------------------------
------------------------------ --------------------------------- ------------------------- ----------------------------------------
Lee C. Gingrich                 Equity II                            $10,001-$50,000                     over $100,000
                                Equity Q                             $10,001-$50,000
                                Real Estate Securities               $50,001-$100,000
------------------------------ --------------------------------- ------------------------- ----------------------------------------
------------------------------ --------------------------------- ------------------------- ----------------------------------------
Eleanor W. Palmer               None                                                                     None
------------------------------ --------------------------------- ------------------------- ----------------------------------------
------------------------------ --------------------------------- ------------------------- ----------------------------------------
Raymond P. Tennison, Jr.        Equity I                             $50,001-$100,000                    over $100,000
                                Equity II                            $50,001-$100,000
                                Equity Q                             $50,001-$100,000
                                International                        $50,001-$100,000
                                Money Market                         over $100,000
                                Real Estate Securities               $10,001-$50,000
                                Select Value                         $50,001-$100,000
                                Tax Exempt Bond                      $10,001-$50,000
------------------------------ --------------------------------- ------------------------- ----------------------------------------
------------------------------ --------------------------------- ------------------------- ----------------------------------------
Julie W. Weston                 Equity II                            $10,001-$50,000                      $10,001-$50,000
                                Real Estate Securities               $1-$10,000
                                Tax Exempt Bond                      $1-$10,000
------------------------------ --------------------------------- ------------------------- ----------------------------------------




                                OPERATION OF FRIC

SERVICE PROVIDERS. Most of FRIC's necessary day-to-day operations are performed by separate business organizations under contract to FRIC. The principal service providers are:

Consultant and Trade Placement Agent     Frank Russell Company

Advisor, Administrator, Transfer and     Frank Russell Investment Management
Dividend Disbursing Agent                Company

Money Managers                           Multiple professional discretionary
                                         investment management organizations

Custodian and Portfolio Accountant       State Street Bank and Trust Company

CONSULTANT. FRC, the corporate parent of FRIMCo, was responsible for organizing FRIC and provides ongoing consulting services, described in the Prospectuses, and trade placement services to FRIC and FRIMCo. FRIMCo does not pay FRC an annual fee for consulting services.

FRC provides comprehensive consulting and money manager evaluation services to institutional clients, including FRIMCo and Frank Russell Trust Company. FRC also provides: (i) consulting services for international investment to these and other clients through its International Division and certain of its wholly owned subsidiaries, (ii) investment account and portfolio evaluation services to corporate pension plan sponsors and institutional money managers, through its Russell/Mellon Analytical Services, Inc. joint venture, and (iii) trade placement services on behalf of FRIMCo and other wholly-owned subsidiaries.

As affiliates, FRC and FRIMCo may establish certain intercompany cost allocations that reflect the consulting services supplied to FRIMCo. George F. Russell, Jr., Trustee Emeritus and Chairman Emeritus of FRIC, is the Chairman Emeritus of FRC. FRIMCo is a wholly owned subsidiary of FRC.

FRC is a subsidiary of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual"). Founded in 1857, Northwestern Mutual is a mutual insurance company organized under the laws of Wisconsin. Northwestern Mutual, its subsidiaries and affiliates offer insurance and investment products and advisory services that address client needs for financial protection, capital accumulation, asset distribution and estate preservation. Products include permanent and term life insurance, disability income insurance, long-term care insurance and annuity plans for personal, business, estate planning and pension markets; trust services; mutual funds and other securities.

ADVISOR AND ADMINISTRATOR. FRIMCo provides or oversees the provision of all general management and administration, investment advisory and portfolio management services for the Funds. FRIMCo, with the assistance of FRC, provides the Funds with office space, equipment and the personnel necessary to operate and administer the Funds' business and to supervise the provision of services by third parties such as the money managers and custodian. FRIMCo also develops the investment programs for each of the Funds, selects money managers for the Funds (subject to approval by the Board), allocates Fund assets among money managers, oversees the money managers and evaluates their results. The Funds' money managers select the individual portfolio securities for the assets assigned to them and either FRIMCo or the money manager arranges for execution of portfolio securities transactions. FRIMCo also exercises investment discretion over the portion of each Fund's assets not allocated to the money managers. FRIMCo selects the individual portfolio securities for that portion of each Fund's assets and for each Fund's cash reserves. (See, "Investment Policies--Cash Reserves.") FRIMCo may also directly manage portions of a Fund during periods of transitions from one money manager to another.

FRIMCo also acts as FRIC's transfer agent, dividend disbursing agent and as the money manager for the Money Market and U.S. Government Money Market Funds. FRIMCo, as agent for FRIC, pays the money managers' fees for the Funds, as a fiduciary for the Funds, out of the advisory fee paid by the Funds to FRIMCo. The remainder of the advisory fee is retained by FRIMCo as compensation for the services described above and to pay expenses.

Each of the Funds pays an advisory fee and an administrative fee directly to FRIMCo, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds. Services which are administrative in nature are provided by FRIMCo pursuant to an Administrative Agreement for an annual fee of 0.05% of the average daily net asset value of each class of each Fund other than Class Y Shares which pay administrative fees at cost. (See the applicable Prospectus for the Funds' annual advisory percentage rates.)

In addition to the advisory and administrative fees payable by the Funds to FRIMCo, each Fund that invests its cash reserves or collateral received in securities lending transactions in one or more of FRIC's money market funds pursuant to the terms and conditions of an exemptive order will bear indirectly a proportionate share of that money market fund's operating expenses, which include the advisory and administrative fees that such money market fund pays to FRIMCo. Currently, the cash reserves and collateral for all Funds (except the Tax Exempt Bond Fund) are invested in FRIC's Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to FRIMCo on the cash reserves and collateral invested in the Money Market Fund is 0.10% (net of fee waivers and reimbursements). Currently, the cash reserves and collateral for the Tax Exempt Bond Fund are invested in FRIC's Tax Free Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to FRIMCo on the cash reserves and collateral invested in the Tax Free Money Market Fund is 0.25%.

The following Funds paid FRIMCo the listed advisory and administrative fees (gross of reimbursements and/or waivers) for the fiscal years ended October 31, 2003, October 31, 2002 and October 31, 2001, respectively:

                                   10/31/03       10/31/02       10/31/01
Diversified Equity                $ 9,468,214     $9,254,865    $10,536,406
Special Growth                      5,655,039      6,221,205      6,777,311
Quantitative Equity                10,318,151      9,943,216     10,980,154
International Securities            9,345,197      8,363,529      9,345,463
Real Estate Securities              6,159,966      5,707,148      5,750,916
Diversified Bond                    4,287,293      3,569,206      3,358,849
Multistrategy Bond                  4,844,946      4,233,397      4,104,822
Tax Exempt Bond                       557,627        551,526        483,580
U.S. Government Money Market          203,525        201,662        249,169
Tax Free Money Market                 361,169        440,241        444,583
Equity I                            3,968,585      4,972,980      7,240,630
Equity II                           5,334,472      5,562,052      5,913,198
Equity Q                            8,463,271      8,824,945      8,179,910
Tax-Managed Large Cap               2,435,776      3,386,483      4,239,472
Tax-Managed Mid & Small Cap           964,727      1,024,572      1,111,853
International                       7,270,427      7,627,752      8,555,641
Emerging Markets                    3,843,429      3,889,017      3,954,721
Fixed Income I                      3,477,135      3,628,473      3,535,716
Fixed Income III                    1,637,719      1,936,570      2,494,887
Short Term Bond                     4,169,867      2,619,949      2,012,394
Money Market                        4,874,084      4,843,540      4,870,042
Select Growth*                        494,208        445,917        321,342
Select Value*                         593,161        596,781        319,924

* The Select  Growth and Select  Value Funds  commenced  operations  January 31,
2001.

FRIMCo has contractually agreed to waive all or a portion of its combined advisory and administrative fees for certain Funds. This arrangement is not part of the Advisory Agreement with FRIC or the Administrative Agreement and may be changed or discontinued. FRIMCo currently calculates its advisory fee based on a Fund's average daily net assets. The following paragraphs list the current waivers and those that were in effect during the last three fiscal years.

For the Money Market Fund, FRIMCo has contractually agreed to waive, until February 29, 2005, 0.15% of its 0.25% combined advisory and administrative fee. FRIMCo waived fees in the amounts of $2,922,025, $2,906,032 and $2,924,451 for the fiscal years ended October 31, 2001, 2002 and 2003, respectively. As a result of the waivers, the Fund paid advisory and administrative fees equal to $1,948,017, $1,937,508 and $1,949,633 for the fiscal years ended October 31,
2001, 2002 and 2003, respectively.

For the U.S. Government Money Market Fund, prior to March 1, 2003, FRIMCo had contractually agreed to waive up to the full amount of its 0.25% combined advisory and administrative fee, to the extent that Fund expenses exceeded 0.30% of the Fund's average daily net assets on an annual basis. FRIMCo waived fees in the amounts of $249,169, $151,294 and $54,158 for the fiscal years ended October 31, 2001, 2002 and 2003, respectively. The Fund paid no advisory or administrative fees for the fiscal year ended October 31, 2001. The Fund paid $50,368 and $149,367 for the fiscal years ended October 31, 2002 and 2003, respectively.

For the Tax  Free  Money  Market  Fund,  prior  to March  1,  2003,  FRIMCo  had contractually agreed to waive 0.10% of its 0.25% combined advisory and administrative fees. FRIMCo waived fees in the amounts of $177,833, $176,103 and $47,496 for the fiscal years ended October 31, 2001, 2002 and 2003, respectively. As a result of the waivers, the Fund paid advisory and administrative fees equal to $266,750, $264,139 and $313,673 for the fiscal years ended October 31, 2001, 2002 and 2003, respectively.

For the Tax-Managed Mid & Small Cap Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2005, up to the full amount of its 1.03% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed 1.25% of the average daily net assets of that Fund on an annual basis. Fund-level expenses for the Fund do not include administrative fees, 12b-1 fees or shareholder servicing fees. FRIMCo waived fees in the amount of $313,137, $283,457 and $221,976 for the fiscal years ended October 31, 2001, 2002 and 2003, respectively. There was no reimbursement for the fiscal years ended October 31, 2001, 2002 and 2003, respectively. As a result of the waivers and reimbursements, the Fund paid advisory and administrative fees of $798,716, $741,115 and $742,751 for the fiscal years ended October 31, 2001, 2002 and 2003, respectively.

For the Short Term Bond Fund, FRIMCo had contractually agreed to waive, until February 29, 2004, up to the full amount of its 0.50% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed 0.52% of average daily net assets of that Fund on an annual basis. Until February 28, 2003 FRIMCo had contractually agreed to waive up to the full amount of its 0.50% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed 0.47% of average daily net assets of that Fund on an annual basis. Fund-level expenses for the Fund do not include administrative fees, 12b-1 fees or shareholder servicing fees. FRIMCo waived fees in the amount of $575,014, $965,164 and $1,336,988 for the fiscal years ended October 31, 2001, 2002 and 2003, respectively. There was no reimbursement for expenses over the cap in the fiscal year ended October 31, 2001. As a result of the waivers and reimbursements, the Fund paid advisory and administrative fees of $1,437,380, $1,654,785 and $2,832,879 for the fiscal years ended October 31, 2001, 2002 and 2003, respectively.

For the Class Y Shares of each Institutional Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2005, up to the full amount of its transfer agency fees to the extent that those fees would affect "Other Expenses" of Class Y Shares of an Institutional Fund by one basis point or more. For the fiscal years ended October 31, 2001, 2002 and 2003, respectively, FRIMCo did not waive any portion of its transfer agency fees for any of the Institutional Funds.

For the Select Growth Fund, FRIMCo has contractually agreed to waive at least until February 28, 2005, up to the full amount of its transfer agency fees, administrative fees, and advisory fees, to the extent that expenses for each of Class C, Class E, Class I and Class S exceed 2.25%, 1.40%, 0.95% and 1.15%, respectively, of the average daily net assets of each such class on an annual basis. If a waiver of advisory fees is required for any class of shares of the Fund, advisory fees will be waived equally across all classes of the Fund. This may result in a waiver amount that is greater than what is required to reduce total net operating expenses for Class C, Class E, Class I and Class S to 2.25%, 1.40%, 0.95% and 1.15%, respectively. Prior to March 1, 2003, FRIMCo had contractually agreed to waive up to the full amount of its 0.85% combined advisory and administrative fees for that Fund and to reimburse the Fund to the extent that Fund-level expenses exceed 0.83% of the average daily net assets of that Fund on an annual basis. Fund-level expenses for the Select Growth Fund do not include transfer agency fees, administrative fees, 12b-1 fees or shareholder servicing fees. In addition, prior to March 1, 2003, after applying the foregoing waiver, FRIMCo contractually agreed to waive, up to the full amount of its transfer agency fees to the extent transfer agency fees for Class C, E, S or I exceeded 0.26%. 0.26%, 0.26% or 0.01%, respectively, of the average daily net assets of those Classes on an annual basis. FRIMCo waived fees in the amounts of $306,973, $382,414 and $336,433 for the fiscal years ended October 31, 2001,
2002 and 2003, respectively.

For the Select Value Fund, FRIMCo has contractually agreed to waive at least until February 28, 2005, up to the full amount of its transfer agency fees, administrative fees, and advisory fees, to the extent that expenses for Class C, Class E, Class I and Class S exceed 2.25%, 1.40%, 0.95% and 1.15%, respectively, of the average daily net assets of each such class on an annual basis. If a waiver of advisory fees is required for any class of shares of the Fund, advisory fees will be waived equally across all classes of the Fund. This may result in a waiver amount that is greater than what is required to reduce total net operating expenses for Class C, Class E, Class I and Class S to 2.25%, 1.40%, 0.95% and 1.15%, respectively. Prior to March 1, 2003, FRIMCo had contractually agreed to waive up to the full amount of its 0.75% combined advisory and administrative fees for that Fund and to reimburse the Fund to the extent that Fund-level expenses exceed 0.73% of the average daily net assets of that Fund on an annual basis. Fund-level expenses for the Select Value Fund do not include transfer agency fees, administrative fees, 12b-1 fees or shareholder servicing fees. In addition, prior to March 1, 2003, after applying the foregoing waiver, FRIMCo contractually agreed to waive up to the full amount of its transfer agency fees to the extent transfer agency fees for Class C, E, S or I exceed 0.26%. 0.26%, 0.26% or 0.01%, respectively, of the average daily net assets of those Classes on an annual basis. FRIMCo waived fees in the amount of $275,006, $328,337 and $232,023 for the fiscal years ended October 31, 2001,
2002 and 2003, respectively.

FRIMCo is a wholly-owned subsidiary of FRC, a subsidiary of The Northwestern Mutual Life Insurance Company. FRIMCo's mailing address is 909 A Street, Tacoma, WA 98402.

MONEY MANAGERS. Except with respect to the Money Market and U.S. Government Money Market Funds, the Funds' money managers have no affiliations or relationships with FRIC or FRIMCo other than as discretionary managers for all or a portion of a Fund's portfolio, except some money managers (and their affiliates) may effect brokerage transactions for the Funds (see, "Brokerage Allocations" and "Brokerage Commissions"). Money managers may serve as advisors or discretionary managers for Frank Russell Trust Company, other investment vehicles sponsored or advised by FRC or its affiliates, other consulting clients of FRC, other off-shore vehicles and/or for accounts which have no business relationship with the FRC organization.

From its advisory fees, FRIMCo, as agent for FRIC, pays all fees to the money managers for their investment selection services. Quarterly, each money manager is paid the pro rata portion of an annual fee, based on the average for the quarter of all the assets allocated to the money manager. For the fiscal years ended October 31, 2003, 2002 and 2001, management fees paid to the money managers were:



                                                                                                    Annual rate
                                                                                                  (as a % of average daily net
Fund                                                       $Amount Paid                                   assets)
----                                   --------------------------------------------------    ---------------------------------

                                            2003             2002             2001           2003       2002       2001
                                            ----             ----             ----           ----       ----       ----

Equity I                                 $1,378,565       $1,781,977       $2,488,876        0.21%      0.21%      0.20%
Equity II                                 2,972,944        3,050,791        3,151,419        0.41%      0.41%      0.39%
Fixed Income I                              691,080          772,370          731,696        0.06%      0.06%      0.06%
Short Term Bond                           1,315,964          901,066          725,336        0.16%      0.17%      0.18%
Fixed Income III                            400,031          490,071          663,128        0.13%      0.14%      0.14%
International                             3,215,587        3,566,365        4,010,774        0.32%      0.34%      0.34%
Equity Q                                  2,344,667        2,634,507        2,556,653        0.16%      0.17%      0.18%
Tax-Managed Large Cap                       886,098        1,145,352        1,426,055        0.27%      0.25%      0.25%
Tax-Managed Mid & Small Cap                 397,506          424,207          462,099        0.42%      0.42%      0.43%
Emerging Markets                          1,725,885        1,749,735        1,994,655        0.54%      0.54%      0.61%
Diversified Equity                        2,448,121        2,441,455        2,752,388        0.20%      0.21%      0.21%
Special Growth                            2,432,766        2,665,772        2,831,559        0.41%      0.41%      0.40%
Diversified Bond                            587,840          456,791          434,847        0.06%      0.06%      0.06%
International Securities                  3,044,386        2,939,076        3,473,692        0.31%      0.34%      0.36%
Multistrategy Bond                        1,006,409          888,885          907,674        0.14%      0.14%      0.14%
Quantitative Equity                       2,124,330        2,211,770        2,632,544        0.16%      0.18%      0.19%
Real Estate Securities                    1,835,491        1,772,730        1,725,449        0.25%      0.27%      0.26%
Tax Exempt Bond                             336,464          332,285          293,119        0.21%      0.21%      0.21%
Tax Free Money Market                       121,030          136,779          138,703        0.08%      0.08%      0.08%
Select Value*                               201,114          190,649          121,516        0.25%      0.24%      0.21%
Select Growth*                              186,573          183,382          123,080        0.32%      0.35%      0.24%



* The Select Value and Select Growth Funds commenced operations on January 31, 2001.

Each money manager has agreed that it will look only to FRIMCo for the payment of the money manager's fee, after FRIC has paid FRIMCo. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. Some money managers may receive investment research prepared by FRC as additional compensation, or may receive brokerage commissions for executing portfolio transactions for the Funds through broker-dealer affiliates.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT. The Board of Trustees, including all of the Independent Trustees, last considered and approved the continuation of the advisory agreement with FRIMCo and the portfolio management contract with each Money Manager at a meeting held on March 2, 2004. In connection with this review, the Board, with the advice and assistance of independent counsel, received and considered (1) information and reports prepared by FRIMCo relating to the services provided to the Funds by FRIMCo (and its affiliates) and each Money Manager and (2) information received from an independent, nationally recognized provider of investment company information comparing the performance of the Funds and their operating expenses over various periods of time with other peer funds ("Comparable Funds") not managed by FRIMCo believed by the providers to be generally comparable in investment objectives and size to the Funds (collectively, the "Agreement Renewal Information").

In evaluating the advisory agreement and the portfolio management contracts, the Board considered that the Funds, in employing a manager of managers method of investment for each Fund other than the Money Market Fund and U.S. Government Money Market Fund (the Internally Managed Funds"), operate in a manner that is distinctly different from most other investment companies. In the case of most other investment companies, an advisory fee is paid by the investment company to its adviser which in turn employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser's style and investment philosophy. FRIMCo manages the Internally Managed Funds in this other manner. All Funds, other than the Internally Managed Funds and the Tax Free Money Market and Tax-Managed Mid & Small Cap Funds which are currently managed only by a single Money Manager (the "Single Manager Funds"), have multiple Money Managers.

The Board considered that FRIMCo (rather than any Money Manager) is responsible under the advisory agreement for determining, implementing and maintaining the investment program for each Fund. With the exception of the Internally Managed Funds and the Single Manager Funds, assets of each Fund have been allocated among multiple Money Managers. The assets of the Single Manager Funds have been allocated to a single Money Manager. The assets of the Internally Managed Funds are managed by FRIMCo using its own individual portfolio managers.

With respect to the Funds other than the Internally Managed Funds, FRIMCo is responsible for selecting Money Managers for each Fund and, with respect to Funds other than the Internally Managed Funds and the Single Manager Funds, for determining allocations and reallocations of assets among the Money Managers. Each Money Manager for a Fund in effect performs the function of an individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Fund assigned to it by FRIMCo in accordance with the Fund's applicable investment objective, policies and restrictions (each, a "segment"). FRIMCo is responsible for communicating performance expectations and evaluations to each Money Manager; supervising compliance by each Money Manager with each Fund's investment objectives and policies; authorizing Money Managers to engage in certain investment strategies for a Fund; and recommending annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, FRIMCo is responsible for recommending to the Board the restructuring of Fund segments and additions of new Money Managers or replacements of existing Money Managers at any time when, based on FRIMCo's research and analysis, such actions are appropriate. FRIMCo may develop specific constraints from time to time for each Money Manager intended to capitalize on the strengths of that Money Manager or to coordinate the investment activities of Money Managers for a Fund in a complementary manner. Therefore, FRIMCo's selection of Money Managers is made not only on the basis of performance considerations but anticipated compatibility with other Money Managers in the same Fund. The performance of individual Money Managers for a Fund may reflect the roles assigned to them by FRIMCo in the Fund's investment activities and any constraints placed by FRIMCo upon their selection of portfolio securities. In light of the foregoing, the overall performance of each Fund reflects in great part the performance of FRIMCo in designing the Fund's investment program, structuring Fund segments, selecting an effective Money Manager for each segment with a style that is complementary to the styles of the Money Managers of other Fund segments, and allocating assets among the Money Managers in a manner designed to achieve the objectives of the Fund.

The Board also considered that the prospectuses for the Funds emphasize to investors FRIMCo's role as the principal investment manager for each Fund, rather than the investment selection role of the Fund's Money Managers (in the case of Funds other than the Internally Managed Funds), and describe the manner in which such Funds operate so that investors may take the information into account when deciding to purchase shares of any such Fund.

In addition to these general factors relating to the manager of managers structure of the Funds (other than the Internally Managed Funds), the Trustees considered, with respect to each such Fund, various specific factors on the basis of the Agreement Renewal Information in evaluating renewal of the advisory agreement with FRIMCo, including the following:

         1. The nature, scope and quality of the services provided to the Fund by FRIMCo;

         2. The advisory fee paid by the Fund to FRIMCo and the fact that it encompasses all investment advisory fees paid by the Fund, including the fees for any Money Managers of such Fund;

         3. Other fees and benefits received by FRIMCo or its affiliates from the Fund, including administrative, transfer agent, cash management and securities lending fees, soft dollar arrangements and commissions in connection with portfolio securities transactions;

         4. Investment advisory fees paid by Comparable Funds;

         5. Expenses incurred by the Fund and Comparable Funds;

         6. The profits that FRIMCo derives from its mutual fund operations generally and from the Fund; and

         7. The importance of supporting quality, long-term service by FRIMCo to help achieve the Fund's investment performance, including the continuing need of FRIMCo to retain and attract qualified investment and service professionals to serve the Fund.

In evaluating the various factors, the Board (in the case of Funds other than Internally Managed and Single Manager Funds) took into account the particular objectives and attributes of the manager of managers structure, including its impact on Fund performance, operating expenses and FRIMCo's profitability.

The Board also considered the special expertise of FRIMCo with respect to the manager of managers structure of the Funds other than the Internally Managed and Single Manager Funds and the likelihood that, at the current expense ratio of each such Fund, there would be no acceptable alternative investment managers to replace FRIMCo on comparable terms given the need to conduct the manager of managers, multi-style strategy of such Fund selected by its shareholders in purchasing their shares.

The Trustees in evaluating the renewal of each portfolio management contract with each Money Manager considered various specific factors, including the following:

         1. Assessments provided by FRIMCo as part of the Agreement Renewal Information as to the performance of the Money Manager, including FRIMCo's evaluation of the Money Manager's performance in light of FRIMCo's expectations and any constraints placed upon the Money Manager by FRIMCo in the selection of securities for each Fund segment under its management;

         2. FRIMCo's determination that continuation of the Money Manager's services would facilitate FRIMCo's conduct of a Fund's investment program and information as to the impact of the Money Manager's segment upon the performance of the Fund as a whole;

         3. The fact that the Money Manager's fees are paid by FRIMCo from its fees under the advisory agreement rather than by a Fund; the interest of FRIMCo in negotiating and renegotiating reasonable fees with Money Managers; the strategy utilized by FRIMCo generally in negotiating and renegotiating fees with Money Managers; and the generally favorable relationships between investment advisory fees negotiated by FRIMCo with Money Managers and the published standard rates of such Money Managers (taking into account that the published rates may cover administrative services not needed by a Fund); and

         4. FRIMCo's belief that the Money Manager's fees, as proposed at the meeting, are competitive and reasonable; Agreement Renewal Information as to the aggregate investment advisory fees paid by each Fund; and FRIMCo's belief that the aggregate investment advisory fees paid by each Fund are competitive and reasonable.

Based on all of the factors described above and such other considerations and information as it deemed relevant, the Board determined that the renewal of the advisory agreement and each of the portfolio management contracts would be in the best interests of each Fund and its shareholders and, on that basis, approved their renewals.

DISTRIBUTOR. Russell Fund Distributors, Inc. (the "Distributor") serves as the distributor of FRIC Shares. The Distributor receives no compensation from FRIC for its services other than Rule 12b-1 compensation and shareholder services compensation for certain classes of Shares pursuant to FRIC's Rule 12b-1 Distribution Plan and Shareholder Services Plan, respectively. The Distributor distributes shares of the Funds continuously, but reserves the right to suspend or discontinue distribution on that basis. The Distributor is not obligated to sell any specific amount of Fund shares. The Distributor is a wholly owned subsidiary of FRIMCo and its mailing address is 909 A Street, Tacoma, WA 98402.


CUSTODIAN AND PORTFOLIO ACCOUNTANT. State Street Bank and Trust Company ("State Street") serves as the custodian for FRIC. State Street also provides basic portfolio recordkeeping required for each of the Funds for regulatory and financial reporting purposes. For these services, State Street is paid the following annual fees, which will be billed and payable on a monthly basis:

         CUSTODY:

Domestic Custody

     o    $3,000 per portfolio per fund; and
     o    First $10  billion  in average  daily net  assets - 0.75%,
     o    Over $10 billion - 0.65%.

Global Custody
     o First $500 million in month end net assets - 0.11% - 0.35% depending on the geographic classification of the investments in the international funds,
     o Over $500 million - 0.03% - 0.35% depending on the geographic classification of the investments in the international funds; and
     o A transaction charge ranging from $25 - $100 depending on the geographic classification of the investments in the international funds.

All Custody
     o Portfolio transaction charges range from $6.00 - $25.00 depending on the type of transaction;
     o    Futures and Options charges range from $8.00 - $25.00;
     o Monthly pricing fees of $375.00 per portfolio and $6.00 - $11.00 per security;
     o    On-line access charges of $2,500 per fund; and
     o Reimbursement of out-of-pocket expenses including postage, transfer fees, stamp duties, taxes, wire fees, telexes and freight. In addition, interest earned on cash reserves will be used to offset the Funds' custodian expense.

         FUND ACCOUNTING:

Domestic Fund Accounting
     o    $10,000 per portfolio; and
     o    0.015% of average daily net assets.

International  Fund  Accounting
     o    $24,000 per portfolio per year; and
     o    0.03% of month end net assets.

Yield Calculation Services
     o    $4,200 per fixed income fund.

Tax Accounting Services
     o $8,500 per Equity Fund, $11,000 per Fixed Income Fund, and $15,000 per Global Fund.

The mailing address for State Street Bank and Trust Company is: 1776 Heritage Drive, North Quincy, MA 02171.

Domestic Fund Accounting Multiple Class - in addition to the charges listed above, the Funds pay multiple class charges as follows: 2-3 classes, $1,250 per month, per class or $15,000 annually per class; greater than 3 classes, $850 per month, per class or $10,200 annually per class.

TRANSFER AND DIVIDEND DISBURSING AGENT. FRIMCo serves as Transfer Agent for FRIC. For this service, FRIMCo is paid a fee for transfer agency and dividend disbursing services provided to FRIC. From this fee, which is based upon the number of shareholder accounts, systems capabilities and total assets of the Funds, FRIMCo compensates unaffiliated agents who assist in providing these services. FRIMCO is also reimbursed by FRIC for certain out-of-pocket expenses, including postage, taxes, wires, stationery and telephone. FRIMCo's mailing address is 909 A Street, Tacoma, WA 98402.

ORDER PLACEMENT DESIGNEES. FRIC has authorized certain Financial Intermediaries to accept on its behalf purchase and redemption orders for FRIC Shares. Certain Financial Intermediaries are authorized, subject to approval of FRIC's Distributor, to designate other intermediaries to accept purchase and redemption orders on FRIC's behalf. With respect to those intermediaries, FRIC will be deemed to have received a purchase or redemption order at the time such a Financial Intermediary or, if applicable, an authorized designee, accepts the order. The customer orders will be priced at the applicable Fund's net asset value next computed after they are accepted by such a Financial Intermediary or an authorized designee, provided that Financial Intermediary or an authorized designee timely transmits the customer order to FRIC.

INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP serves as the independent accountants of FRIC. PricewaterhouseCoopers LLP is responsible for performing annual audits of the financial statements and financial highlights of the Funds in accordance with generally accepted auditing standards and a review of federal tax returns. The mailing address of PricewaterhouseCoopers LLP is 1420 Fifth Avenue, Suite 1900, Seattle, WA 98101.

CODES OF ETHICS. FRIC, FRIMCo and the Distributor have each adopted a Code of Ethics as required under SEC Rule 17j-1. These Codes permit personnel subject to the Codes to invest in securities, which may include securities in which the Funds can invest. Personal investments are subject to the regulatory and disclosure provisions of the respective Codes. In addition, each Money Manager has adopted a Code of Ethics under Rule 17j-1. The table below indicates whether each Money Manager's Code of Ethics permits personnel covered by the Code to invest in securities and, where appropriate, to invest in securities in which a Fund advised by that Money Manager may invest.


--------------------------------- --------------------------- --------------------------------------- -------------------------
                                                                                                       Does the code contain
                                                                                                        all of the required
                                      Personal investing       Are investments in securities owned     Rule 17j-1 provisions?
         MONEY MANAGER                     allowed?             by the advised sub-trust allowed?
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
AEW Management and Advisors,      Yes                         No                                      Yes
L.P.
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
Alliance Capital Management       Yes                         Yes, but not in securities with         Yes
L.P. through its Bernstein                                    pending or possible client buy or
Investment Research                                           sell orders
and Management Unit
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
AQR Capital Management, LLC       Yes                         Yes, but not in securities on a         Yes
                                                              restricted list
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
Ark Asset Management Co., Inc.    Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
Aronson + Johnson + Ortiz, LP     Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
Arrowstreet Capital, Limited      Yes                         Yes                                     Yes
Partnership
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
Axiom International Investors     Yes                         Yes, but not in securities with         Yes
LLC                                                           pending or possible client buy or
                                                              sell orders
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
Barclays Global Fund Advisors     Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders and certain blackouts
                                                              apply to securities of Barclays PLC
                                                              and securities underwritten by
                                                              Barclays affiliates
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
The Boston Company Asset          Yes                         Yes, but not in securities with         Yes
Management, LLC                                               pending or possible client buy or
                                                              sell orders, also, certain persons
                                                              may not purchase securities issued by
                                                              financial services organizations
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
Capital International, Inc.       Yes                         Yes                                     Yes
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
CapitalWorks Investment           Yes                         Yes, but not in securities with         Yes
Partners, LLC                                                 pending or possible client buy or
                                                              sell orders
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
David J. Greene and Company, LLC  Yes                         Yes                                     Yes
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
Delaware International Advisers   Yes                         Yes, but not in securities with         Yes
Ltd.                                                          pending or possible client buy or
                                                              sell orders
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
Delaware Management Company, a    Yes                         Yes, but not in securities with         Yes
series of Delaware Management                                 pending or possible client buy or
Business Trust                                                sell orders
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
Delphi Management, Inc.           Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
DePrince, Race & Zollo, Inc.      Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
Fidelity Management & Research    Yes                         Yes, but cannot purchase closed-end     Yes
Company                                                       funds for which Fidelity performs
                                                              pricing and bookkeeping, securities
                                                              of certain broker-dealers or
                                                              interests in hedge funds and
                                                              investment clubs
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
F&C Emerging Markets Limited      Yes                         Yes, cannot purchase securities on a    Yes
                                                              restricted list
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
Frank Russell Investment          Yes                         Yes, but not in securities with         Yes
Management Company                                            pending or possible client buy or
                                                              sell orders
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
Franklin Portfolio Associates,    Yes                         Yes, but not in securities with         Yes
LLC                                                           pending or possible client buy or
                                                              sell orders, also, certain persons
                                                              may not invest in securities of
                                                              financial services organizations
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
Fuller & Thaler Asset             Yes                         Yes, but not in securities with         Yes
Management, Inc.                                              pending or possible client buy or
                                                              sell orders
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
Geewax, Terker & Company          Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
Genesis Asset Managers Limited    Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
Goldman Sachs Asset Management,   Yes                         Yes, but not in securities with         Yes
L.P.                                                          pending or possible client buy or
                                                              sell orders
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
Institutional Capital             Yes                         No                                      Yes
Corporation
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
INVESCO Realty Advisors, a        Yes                         Yes, but not in securities on a         Yes
division of INVESCO                                           restricted list
Institutional (N.A.), Inc.
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
Iridian Asset Management LLC      Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
Jacobs Levy Equity Management,    Yes                         Yes, but not in securities with         Yes
Inc.                                                          pending or possible client buy or
                                                              sell orders
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
John A. Levin & Co., Inc.         Yes                         Yes, subject to blackout periods        Yes
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
J.P.  Morgan  Investment          Yes                         Yes, but not in securities with         Yes
Management Inc.                                               pending or possible client buy or
                                                              sell orders
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
Kayne Anderson Rudnick            Yes                         Yes, but not in securities on a         Yes
Investment Management, LLC                                    restricted list
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
Lincoln Capital Fixed Income      Yes                         Yes, but not in securities with         Yes
Management Company                                            pending or possible client buy or
                                                              sell orders
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
Marsico Capital Management        Severely restricts personal No                                      Yes
Company, LLC                      trading except for certain
                                  specific  transactions such
                                  as the purchase of mutual
                                  fund shares, commercial
                                  paper, etc.
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
Marvin & Palmer Associates, Inc.  Yes                         Yes                                     Yes
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
Mastholm Asset Management, LLC    Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
Merganser Capital Management      Yes                         Yes, but may not enter into             Yes
L.P.                                                          transactions that may result in
                                                              conflicts of interest with clients
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
MFS Institutional Advisors, Inc.  Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
Montag & Caldwell, Inc.           Yes                         Yes, but not in securities on a         Yes
                                                              restricted stock list
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
Morgan Stanley Investments L.P.   Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
Oechsle International Advisors,   Yes                         Yes, but not in securities with         Yes
LLC                                                           pending or possible client buy or
                                                              sell orders
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
Pacific Investment Management     Yes, but must use a         Yes, but not in securities with         Yes
Company                           registered broker for       pending or possible client buy or
                                  transactions in publicly    sell orders
                                  traded securities
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
Roxbury Capital Management, LLC   Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
RREEF America L.L.C.              Yes                         Yes, but transactions in securities     Yes
                                                              with pending or possible client buy
                                                              or sell orders require prior approval
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
Sands Capital Management, Inc.    Yes                         Yes, subject to blackout periods        Yes
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
Schneider Capital Management      Yes                         Yes, but not in securities with         Yes
Corporation                                                   pending or possible client buy or
                                                              sell orders
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
Standish Mellon Asset             Yes                         Yes, subject to blackout periods,       Yes
Management Company LLC                                        however, transactions in securities
                                                              on a restricted list, transactions in
                                                              securities of financial services
                                                              organizations and margin and option
                                                              transactions are prohibited
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
STW Fixed Income Management       Yes                         Yes, but not in securities with         Yes
Ltd.                                                          pending or possible client buy or
                                                              sell orders
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
Suffolk Capital Management, LLC   Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders or in securities of which
                                                              10% or more are held in portfolios
                                                              managed by Suffolk
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
Systematic Financial              Yes                         Yes, but not in securities with         Yes
Management, L.P.                                              pending or possible client buy or
                                                              sell orders
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
TCW Investment Management         Yes                         Yes, but not in securities with         Yes
Company                                                       pending or possible client buy or
                                                              sell orders
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
TimesSquare Capital Management,   Yes                         Yes, but not in securities with         Yes
Inc.                                                          pending or possible client buy or
                                                              sell orders
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
T.  Rowe  Price  International,   Yes                         Yes,  but not in  securities  with      Yes
Inc.                                                          pending or possible client buy or
                                                              sell orders
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
Turner Investment Partners, Inc.  Yes                         Yes, but not in securities in which     Yes
                                                              the adviser has a long or short
                                                              position or with pending or possible
                                                              client buy or sell orders
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
Weiss, Peck & Greer, LLC          Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
--------------------------------- --------------------------- --------------------------------------- -------------------------



PLAN PURSUANT TO RULE 18f-3. Securities and Exchange Commission (the "SEC") Rule 18f-3 under the 1940 Act, permits a registered open-end investment company to issue multiple classes of Shares in accordance with a written plan approved by the investment company's board of trustees that is filed with the SEC. The Board has taken the following actions:

     o At a meeting held on April 22, 1996, the Board adopted a plan pursuant to Rule 18f-3 (the "Rule 18f-3 Plan") on behalf of each Fund that issues multiple classes of Shares (each a "Multiple Class Fund").
     o At a meeting held on June 3, 1998, the Board amended the Rule 18f-3 Plan to create classes for the Institutional Funds.
     o On November 9, 1998, the Board again amended the Rule 18f-3 Plan to revise the previously authorized classes.
     o On August 9, 1999, the Board amended the Rule 18f-3 Plan to create classes for the Tax-Managed Mid & Small Cap Fund, Tax-Managed Large Cap Fund and Tax-Managed Global Equity Fund.
     o On November 22, 1999, the Board amended the Rule 18f-3 Plan to create Class A Shares for all Funds except the Institutional Funds and the money market funds.
     o On August 7, 2000 the Board amended the Rule 18f-3 Plan (i) to create Class B Shares of all Funds except the Institutional Funds, (ii) to create Class A Shares, Class C Shares, Class E Shares and Class S Shares of the Select Growth Fund and Select Value Fund, (iii) to create Class E Shares of the Tax-Managed Mid & Small Cap Fund, Tax-Managed Large Cap Fund, and Tax-Managed Global Equity Fund; (iv) to redesignate the existing Class S Shares of the money market funds as Class I Shares and create new Class A and Class S Shares of the money market funds; and (v) to permit holders of Class B Shares who have paid the applicable contingent deferred sales charge to exchange those Shares for A Shares of the same Fund without imposition of the Class A front-end Sales Charge.
     o On October 27, 2000 the Board amended the Rule 18f-3 Plan (i) to revoke the August 7, 2000 redesignation of the Class S Shares of the money market funds as Class I Shares, (ii) to revoke the creation of new Class S Shares of the money market funds, and (iii) to create Class I Shares and Class Y Shares of the Select Growth Fund and Select Value Fund.
     o On February 25, 2002, the Board amended the Rule 18f-3 Plan to add Class I and Class Y to each of the Real Estate Securities and Short Term Bond Funds.
     o On October 8, 2002, the Board amended the Rule 18f-3 Plan to create Class A, Class B and Class C Shares of the Russell Multi-Manager Principal Protected Fund.
     o On November 25, 2002, the Board amended the Rule 18f-3 Plan with respect to all FRIC Funds, other than the Russell Multi-Manager Principal Protected Fund, to remove the Class A Shares from the Shareholder Services Plan and to add the Class A Shares to the 12b-1 Distribution Plan.

For purposes of this Statement of Additional Information, each Fund that issues multiple classes of Shares is referred to as a "Multiple Class Fund." The key features of the Rule 18f-3 plan are as follows: Shares of each class of a Multiple Class Fund represent an equal pro rata interest in the underlying assets of that Fund, and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (1) each class of Shares offered in connection with a Rule 12b-1 plan may bear certain fees under its respective Rule 12b-1 plan and may have exclusive voting rights on matters pertaining to that plan and any related agreements; (2) each class of Shares may contain a conversion feature; (3) each class of Shares may bear differing amounts of certain class expenses; (4) different policies may be established with respect to the payment of distributions on the classes of Shares of a Multiple Class Fund to equalize the net asset values of the classes or, in the absence of such policies, the net asset value per share of the different classes may differ at certain times; (5) each class of Shares of a Multiple Class Fund may have different exchange privileges from another class; (6) each class of Shares of a Multiple Class Fund may have a different class designation from another class of that Fund; and (7) each class of Shares offered in connection with a shareholder servicing plan would bear certain fees under its respective plan.

DISTRIBUTION PLANS. Under the 1940 Act, the SEC has adopted Rule 12b-1, which regulates the circumstances under which mutual funds may, directly or indirectly, bear distribution expenses. Rule 12b-1 provides that mutual funds may pay for such expenses only pursuant to a plan adopted in accordance with Rule 12b-1. Each Multiple Class Fund has adopted a distribution plan (the "Distribution Plan") in accordance with the Rule.

Description of the Distribution Plan for Multiple Class Funds
In adopting the Distribution Plan for each Multiple Class Fund, a majority of the Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of FRIC and who have no direct or indirect financial interest in the operation of any Distribution Plan or in any agreements entered into in connection with any Distribution Plan (the "Independent Trustees"), have concluded, in conformity with the requirements of the 1940 Act, that there is a reasonable likelihood that the Distribution Plan will benefit each respective Multiple Class Fund and its shareholders. In connection with the Trustees' consideration of whether to adopt the Distribution Plan for each Multiple Class Fund, the Distributor, as the Multiple Class Funds' principal underwriter, represented to the Trustees that the Distributor believed that the Distribution Plan was expected to result in increased sales and asset retention for those Multiple Class Funds by enabling those Multiple Class Funds to reach and retain more investors and Financial Intermediaries (such as brokers, banks, financial planners, investment advisors and other financial institutions), although it is impossible to know for certain, in the absence of a Distribution Plan or under an alternative distribution arrangement, the level of sales and asset retention that a particular Multiple Class Fund would have.

For each Multiple Class Fund, the 12b-1 fees may be used to compensate (a) Selling Agents (as defined below) for sales support services provided, and related expenses incurred with respect to Class A, Class B and Class C Shares, by such Selling Agents, and (b) the Distributor for distribution services provided by it, and related expenses incurred, including payments by the Distributor to compensate Selling Agents for providing support services. The Distribution Plan is a compensation-type plan. As such, FRIC makes no distribution payments to the Distributor with respect to Class A, Class B or Class C Shares except as described above. Therefore, FRIC does not pay for unreimbursed expenses of the Distributor, including amounts expended by the Distributor in excess of amounts received by it from FRIC, interest, carrying or other financing charges in connection with excess amounts expended, or the Distributor's overhead expenses. However, the Distributor may be able to recover such amount or may earn a profit from future payments made by FRIC under the Distribution Plan.

For each Multiple Class Fund, the Distribution Plan provides that each Multiple Class Fund may spend annually, directly or indirectly, up to 0.75% of the average daily net asset value of its Class A, Class B and Class C Shares for any activities or expenses primarily intended to result in the sale of Class A, Class B and Class C Shares of such Multiple Class Fund. Such payments by FRIC will be calculated daily and paid periodically and shall not be made less frequently than quarterly. Any amendment to increase materially the costs that Shares may bear for distribution pursuant to the Distribution Plan shall be effective upon a vote of the holders of the affected Class of the lesser of (a) more than fifty percent (50%) of the outstanding Shares of the affected Class of a Multiple Class Fund or (b) sixty-seven percent (67%) or more of the Shares of the affected Class of a Multiple Class Fund present at a shareholders' meeting, if the holders of more than 50% of the outstanding Shares of the affected Class of such Fund are present or represented by proxy (a "1940 Act Vote") and a vote of the Trustees, including a majority of the Independent Trustees. For the Multiple Class Funds, the Distribution Plan does not provide for those Funds to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years. A quarterly report of the amounts expended under the Distribution Plan, and the purposes for which such expenditures are incurred, must be made to the Trustees for their review. To remain in effect, the Distribution Plan must be approved annually by a vote of the Trustees, including a majority of the Independent Trustees. Also, any material amendments must be approved by a vote of the Trustees, including a majority of the Independent Trustees. While the Distribution Plan is in effect, the selection and nomination of the Independent Trustees shall be committed to the discretion of such Independent Trustees. For each Multiple Class Fund, the Distribution Plan is terminable without penalty at any time by (a) a vote of a majority of the Independent Trustees, or (b) a vote of the holders of the lesser of (i) more than fifty percent (50%) of the outstanding Shares of the affected Class of a Multiple Class Fund or (ii) a 1940 Act Vote.

Selling Agent Agreements for Multiple Class Funds
Under the Distribution Plans, the Multiple Class Funds may also enter into agreements ("Selling Agent Agreements") with Financial Intermediaries and with the Distributor to provide sales support services with respect to Multiple Class Fund Shares held by or for the customers of the Financial Intermediaries. Financial Intermediaries that have entered into Selling Agent Agreements are referred to in this Statement as "Selling Agents."

Under the Distribution Plan, the following Multiple Class Funds' Class C Shares accrued expenses in the following amounts, payable as compensation to the Distributor, for the fiscal years ended October 31, 2003, 2002 and 2001 (these amounts were for compensation to dealers):

                                        10/31/03         10/31/02      10/31/01

      Diversified Equity              $338,457         $201,641      $156,405
      Special Growth                   186,970          118,123        84,042
      Quantitative Equity              341,075          206,577       152,044
      International Securities         229,659          130,226        92,818
      Real Estate Securities           169,311           78,232        34,478
      Diversified Bond                 237,657          143,132        79,710
      Tax-Managed Large Cap             64,668           61,172        56,251
      Tax-Managed Mid & Small Cap       29,575           23,885        19,501
      Short Term Bond                  228,057           54,654         7,379
      Multistrategy Bond               227,466          141,236        96,253
      Tax Exempt Bond                   64,937           29,167        11,217
      Emerging Markets                  57,410           30,554        18,102
      Select Growth                     13,968           10,819         5,884
      Select Value                      21,383           15,906         8,344

No Class A or Class B Shares of any Fund were issued or outstanding during the periods shown.

SHAREHOLDER SERVICES PLANS. A majority of the Trustees, including a majority of Independent Trustees, adopted and amended a Shareholder Services Plan for certain classes of Shares of the Funds. This services plan was adopted on April 22, 1996 and amended on June 3, 1998, November 9, 1998, August 9, 1999, November 22, 1999, August 7, 2000 and November 25, 2002. This plan is referred to as the "Service Plan."

Under the Service Plan, FRIC may compensate the Distributor or any investment advisers, banks, broker-dealers, financial planners or other financial institutions that are dealers of record or holders of record or that have a servicing relationship with the beneficial owners or record holders of Shares of the Class B, Class C or Class E, offering such Shares ("Servicing Agents"), for any activities or expenses primarily intended to assist, support or service their clients who beneficially own or are primarily intended to assist, support or service their clients who beneficially own or are record holders of Shares of FRIC's Class B, Class C or Class E. Such payments by FRIC will be calculated daily and paid quarterly at a rate or rates set from time to time by the Trustees, provided that no rate set by the Trustees for any Class B, Class C or Class E Shares may exceed, on an annual basis, 0.25% of the average daily net asset value of that Fund's Shares.

Among other things, the Service Plan provides that (1) the Distributor shall provide to FRIC's officers and Trustees, and the Trustees shall review at least quarterly, a written report of the amounts expended by it pursuant to the Service Plan, or by Servicing Agents pursuant to Service Agreements, and the purposes for which such expenditures were made; (2) the Service Plan shall continue in effect for so long as its continuance is specifically approved at least annually by the Trustees, and any material amendment thereto is approved by a majority of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose; (3) while the Service Plan is in effect, the selection and nomination of the Independent Trustees shall be committed to the discretion of such Independent Trustees; and (4) the Service Plan is terminable, as to a Multiple Class Fund's Shares, by a vote of a majority of the Independent Trustees.

Under the Service Plan, the following Multiple Class Funds' Class C and Class E Shares accrued expenses in the following amounts payable to the Distributor, for the fiscal year ended October 31, 2003:

                                                Class C            Class E
            Diversified Equity                 $112,819            $68,155
            Special Growth                       62,323             34,464
            Quantitative Equity                 113,692             76,998
            International Securities             76,553             50,324
            Real Estate Securities               56,437             31,521
            Diversified Bond                     79,219             76,464
            Tax-Managed Large Cap                21,556              7,892
            Tax-Managed Mid & Small Cap           9,858              2,530
            Short-Term Bond                      76,019             45,976
            Equity I                              -----             65,353
            Equity II                             -----             92,757
            Fixed I                               -----             70,952
            Fixed III                             -----             15,873
            International                         -----             45,111
            Equity Q                              -----             82,941
            Emerging Markets                     19,137             19,251
            Multistrategy Bond                   75,822             37,900
            Tax Exempt Bond                      21,646             13,790
            Select Growth                         4,656              8,033
            Select Value                          7,128              9,663


No Class B Shares of any Fund were issued during the period shown.

FUND EXPENSES. The Funds will pay all their expenses other than those expressly assumed by FRIMCo. The principal expense of the Funds is the annual advisory fee and the annual administrative fee, each payable to FRIMCo. The Funds' other expenses include: fees for independent accountants, legal, transfer agent, registrar, custodian, dividend disbursement, portfolio and shareholder recordkeeping services, and maintenance of tax records (except for Money Market, Tax Exempt Bond, U.S. Government Money Market, Tax Free Money Market and Tax-Managed Large Cap Funds); state taxes; brokerage fees and commissions; insurance premiums; association membership dues; fees for filing of reports and registering Shares with regulatory bodies; and such extraordinary expenses as may arise, such as federal taxes and expenses incurred in connection with litigation proceedings and claims and the legal obligations of FRIC to indemnify the Trustees, officers, employees, shareholders, distributors and agents with respect thereto.

Whenever an expense can be attributed to a particular Fund, the expense is charged to that Fund. Other common expenses are allocated among the Funds based primarily upon their relative net assets.

As of the date of this Statement, FRIMCo has contractually agreed to waive and/or reimburse until February 28, 2005 all or a portion of its aggregate combined advisory and administrative fees with respect to certain Funds.


PURCHASE,   EXCHANGE  AND  REDEMPTION  OF  FUND  SHARES.  As  described  in  the
Prospectus, the Funds provide you with different classes of shares based upon your individual investment needs.

Each class of shares of a Fund represents an interest in the same portfolio of investments. Each class is identical in all respects except that each class bears its own class expenses, including distribution and service fees, and each class has exclusive voting rights with respect to any service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary for each class of shares. There are no conversion, preemptive or other subscription rights.

Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. The expenses that may be borne by specific classes of shares may include (i) transfer agency fees attributable to a specific class of shares, (ii) payments pursuant to a distribution plan or shareholder services plan for that specific class, (iii) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class of shares, (iv) SEC and state securities registration fees incurred by a specific class, (v) the expense of administrative personnel and services required to support the shareholders of a specific class of shares, (vi) litigation or other legal expenses relating to a specific class of shares, (vii) audit or accounting expenses relating to a specific class of shares, (viii) the expense of holding meetings solely for shareholders of a specific class and (ix) any additional incremental expenses subsequently identified and determined to be properly allocated to one or more classes of shares.

The following classes of shares are available for purchase. See the applicable Prospectus for a discussion of factors to consider in selecting which class of shares to purchase and for applicable service/distribution fees.

Class A Shares of the Money Market Fund

Class A shares of the Money Market Fund are sold without an initial sales charge. Financial Intermediaries that sell Class A shares will receive the distribution fee payable under the Distribution Plan at an annual rate equal to 0.75% (presently limited to 0.15%) of the average daily net assets represented by the Class A shares sold by them.

Class C Shares of all Funds

Financial intermediaries that sell Class C shares will receive the shareholder services fee payable under the Funds' shareholder services plan at an annual rate equal to 0.25% of the average daily net assets represented by Class C shares sold by them and the distribution fee payable under the Funds'
Distribution Plan at an annual rate equal to 0.75% of the average daily net assets represented by the Class C shares sold by them.

Class E Shares of all Funds

Financial intermediaries that sell Class E shares will receive the shareholder services fee payable under the Funds' shareholder services plan at an annual rate equal to 0.25% of the average daily net assets represented by Class E shares sold by them.

Class I, S and Y Shares of all Funds

Financial intermediaries will receive no shareholder services or distribution fees for these classes of shares.

Frequent Trading: The Funds do not knowingly permit market-timing. Do not invest in the Funds if you are a market-timer. The Funds are intended for long-term investors. Frequent trading of Fund shares, often in response to short-term fluctuations in the market, also known as "market timing", is not knowingly permitted by the Funds. Short-term or excessive trading into and out of a Fund may harm a Fund's performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Accordingly, if a Fund is able to determine that you are engaging in this type of activity a Fund may at its sole discretion suspend or terminate your trading privileges. The Funds will use reasonable efforts to detect market timers, but may not be able to detect market timing in all types of accounts, such as accounts held through Financial Intermediaries. A Fund may consider a shareholder's trading history in any FRIC fund including trading history in other accounts under common ownership or control in determining whether to suspend or terminate your trading privileges. This policy will not affect any shareholder's redemption rights.

Minimum Initial Investment Requirements. If you invest less than the required minimum investment in a Fund, the Funds reserve the right to refuse your order or to correct, within a reasonable period, your purchase transaction and notify you promptly of that correction. The Funds reserve the right to close any account whose balance falls below $1,000 and to change the categories of investors eligible to purchase its Shares.

The  following   lists  the  exceptions  to  the  minimum   initial   investment
requirements:

1. A transfer of an existing account from one Financial Intermediary to another is not subject to the minimum initial investment requirements.

2. Multiple related party accounts will not be subject to the minimum initial investment requirements if the average account balance of these related party accounts exceeds the minimum initial investment requirements.

3. Except for Class Y Shares of the Institutional Funds, a Fund will waive the initial minimum investment requirement for employee benefit plans and other plans that have at least $2.5 million in total plan assets and that consolidate and hold all fund positions in one or more accounts on behalf of participants. With respect to Class Y Shares of the Institutional Funds, a Fund will waive the initial minimum investment requirement for employee benefit plans and other plans that have at least $5.0 million in total plan assets and that consolidate and hold all fund positions in one or more accounts on behalf of participants.

4. If an employee benefit plan or other plan offers Class I or E Shares of an Institutional Fund, Class I Shares of the Select Growth Fund or Class I Shares of the Select Value Fund as an investment option to its participants and that plan subsequently decides to add Class I or E Shares of an Institutional Fund, Class I Shares of the Select Growth Fund or Class I Shares of the Select Value Fund as another investment option, the required initial minimum investment for Class I shares of that added fund will be waived.

5. Trustees, officers, employees and certain third party contractors of FRIC and its affiliates and their spouses and children are not subject to any initial minimum investment requirement.

6. Letter of Intent - Class Y Shares only. You may be eligible to purchase Class Y shares of the Institutional Funds if you do not meet the required minimum investment by establishing a non-binding letter of intent ("LOI"). A LOI allows you to combine purchases of all Class Y Shares of a single Institutional Fund you intend to make over a 13-month period in order to meet the required initial minimum investment amount for that Fund. At your request, purchases made during the previous 90 days may be included, but any appreciation of your investment or reinvested dividends will not be included.

Uncashed Checks. Please make sure you promptly cash checks issued to you by the Funds. If you do not cash a dividend, distribution, or redemption check, the Funds will act to protect themselves and you. This may include restricting certain activities in your account until the Funds are sure that they have a valid address for you. After 180 days, the Funds will no longer honor the issued check and, after attempts to locate you, the Funds will follow governing escheatment regulations in disposition of check proceeds. No interest will accrue on amounts represented by uncashed checks.

Referral Fees. The Distributor may enter into written agreements with certain Financial Intermediaries in which it agrees to pay a client service or referral fee out of its own resources, to such intermediaries in connection with their performing ongoing client service activities with respect to referred clients. Each prospective shareholder on whose behalf a fee may be paid will receive from the intermediary a disclosure statement setting forth the details of the arrangement and describing the fee to be received by the intermediary.

VALUATION OF FUND SHARES. The net asset value per share is calculated for each Fund Class on each business day on which Shares are offered or orders to redeem are tendered. A business day is one on which the New York Stock Exchange ("NYSE") is open for regular trading. Currently, the NYSE is open for trading every weekday except New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Net asset value per share is computed for each class of Shares of a Fund by dividing the current value of the Fund's assets attributable to each class of Shares, less liabilities attributable to that class of Shares, by the number of each individual class of Shares of the Fund outstanding, and rounding to the nearest cent.

The International, Emerging Markets, International Securities, Fixed Income I, Diversified Bond, Fixed Income III and Multistrategy Bond Funds' portfolio securities actively trade on foreign exchanges which may trade on Saturdays and on days that the Funds do not offer or redeem Shares. The trading of portfolio securities on foreign exchanges on such days may significantly increase or decrease the net asset value of Fund Shares when the shareholder is not able to purchase or redeem Fund Shares. Further, because foreign securities markets may close prior to the time the Funds determine their net asset values, events affecting the value of the portfolio securities occurring between the time prices are determined and the time the Funds calculate their net asset values may not be reflected in the calculations of net asset value unless FRIMCo determines that a particular event would materially affect the net asset value.

VALUATION OF PORTFOLIO SECURITIES. With the exceptions noted below, the Funds value their portfolio securities at "fair market value." This generally means that equity securities listed and principally traded on any national securities exchange are valued on the basis of the last sale price or, if there were no sales, at the closing bid price, on the primary exchange on which the security is traded. Equity securities traded over-the-counter ("OTC") are valued on the basis of official closing price. Fixed-income securities are valued on the basis of the closing bid price, and options and futures contracts are valued on the basis of last sale price or settlement price for futures.

Because many fixed-income securities do not trade each day, last sale or bid prices often are not available. As a result, these securities may be valued using prices provided by a pricing service when the prices are believed to be reliable--that is, when the prices reflect the fair market value of the securities.

International equity securities traded on a national securities exchange or OTC are valued on the basis of official closing price.

Short Term Securities maturing within 60 days of the valuation date held by the Funds are valued using the amortized cost method. Under this method, a portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. The Funds utilize the amortized cost valuation method in accordance with Rule 2(a)-7 of the 1940 Act. The money market instruments are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value. Short-term securities maturing within 60 days at time of purchase held by the non-money market Funds are also valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument.

Municipal obligations are appraised or priced by an independent pricing source, approved by the Board, which utilizes relevant information, such as bond transactions, quotations from bond dealers, market transactions in comparable securities and various relationships between securities.

The Funds may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees and delegated to FRIMCo to administer. Market quotations for non-US securities, either individually or collectively, may not be considered to be readily available if a significant event, including but not limited to an increase or decrease in US market indices meeting standards of significance specified in the procedures established by the Board (which standards of significance are subject to change), occurs after the close of the non-US markets on which such securities are traded. If you hold Shares in a Fund that holds portfolio securities listed primarily on non-US exchanges, the net asset value of that Fund's Shares may change on a day when you will not be able to purchase or redeem that Fund's Shares. This is because the value of those portfolio securities may change on weekends or other days when that Fund does not price its Shares.

PORTFOLIO TRANSACTION POLICIES. Generally, securities are purchased for the Equity I, Equity Q, International, Emerging Markets, Fixed Income I, Diversified Equity, Quantitative Equity, International Securities, Real Estate Securities, Select Growth, Select Value and Diversified Bond Funds for investment income and/or capital appreciation and not for short-term trading profits. However, these Funds may dispose of securities without regard to the time they have been held when such action, for defensive or other purposes, appears advisable to their money managers. The Equity II, Fixed Income III, Special Growth, Short Term Bond, Multistrategy Bond and Tax Exempt Bond Funds trade more actively to realize gains and/or to increase yields on investments by trading to take advantage of short-term market variations. This policy is expected to result in higher portfolio turnover for these Funds. Conversely, the Tax-Managed Large Cap Fund and the Tax-Managed Mid & Small Cap Fund, which seek to minimize the impact of taxes on their shareholders, attempt to limit short-term capital gains and to minimize the realization of net long-term capital gains. These policies are expected to result in a lower portfolio turnover rate for the Tax-Managed Large Cap Fund and the Tax-Managed Mid & Small Cap Fund.

The portfolio turnover rates for certain multi-manager Funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. Decisions to buy and sell securities for each Fund are made by a money manager independently from other money managers. Thus, one money manager could decide to sell a security when another money manager for the same Fund decides to purchase the same security, thereby increasing the Fund's portfolio turnover ratios and brokerage commissions. The Funds' changes of money managers may also result in a significant number of portfolio sales and purchases as the new money manager restructures the former money manager's portfolio. In view of the Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds' investment objective and policies, those Funds' ability to change money managers may be constrained.

The Funds, except the Tax Exempt Bond, Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds, do not give significant weight to attempting to realize long-term capital gains when making portfolio management decisions.

PROXY VOTING POLICIES AND PROCEDURES. The Board has delegated to FRIMCo, as FRIC's investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. FRIMCo has established a proxy voting committee ("Committee") and has adopted written proxy voting policies and procedures ("P&P") and proxy voting guidelines ("Guidelines"). FRIMCo has also hired a third party service provider to serve as proxy administrator ("Administrator"), although FRIMCo (whether acting directly or through the Committee) retains final authority with respect to proxy voting.

The P&P are designed to ensure that proxy voting decisions are made in accordance with the best interests of FRIMCo's clients and to enable the Committee to resolve any material conflicts of interest between the Funds on the one hand, and FRIMCo or its affiliates, on the other, before voting proxies with respect to a matter in which such a conflict may be present. Conflicts are addressed in the P&P by requiring the implementation of a process requiring additional diligence and documentation if ballots are not voted in accordance with the Guidelines or pursuant to the recommendation of the Proxy Administrator.

The Guidelines address matters that are commonly submitted to shareholders of a company for voting, such as issues relating to corporate governance, auditors, the board of directors, capital structure, executive and director compensation, and mergers and corporate restructurings. Subject to the supervision and oversight of the Committee, and the authority of the Committee to intervene with respect to a particular proxy matter, the Administrator is obligated to vote all proxies as set forth in the Guidelines. Where a voting matter is not specifically addressed in the Guidelines or there is a question as to the outcome, the Administrator is obligated to request additional direction from the Committee. The Administrator is obligated to maintain records of all votes received, all votes cast and other relevant information.

Beginning in late August 2004, information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available at http://www.russell.com and on the SEC's website at http://www.sec.gov.

PORTFOLIO TURNOVER RATE. The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular year, by the monthly average value of the portfolio securities owned by the Fund during the past 13 months. For purposes of determining the rate, all short-term securities, including options, futures, forward contracts, and repurchase agreements, are excluded. Significant variations in the portfolio turnover rates for any Fund generally are primarily attributable to money manager changes, market volatility, and/or duration of portfolio investments.

The portfolio turnover rates for the fiscal years ended October 31, 2003 and 2002 for each Fund (other than the Money Market, US Government Money Market and Tax Free Money Market Funds) were:

                                      10/31/03           10/31/02
Equity I                                 115.73%            130.46%
Equity II                               132.27             126.57
Equity Q                                114.72              71.16
Tax-Managed Large Cap                   127.47              65.39
Tax-Managed Mid & Small Cap              81.91              89.13
International                            79.40              87.84
Emerging Markets                         95.13              90.21
Fixed Income I                          184.29             165.28
Fixed Income III                        266.11             231.09
Diversified Equity                      109.50             128.80
Special Growth                          127.15             125.06
Quantitative Equity                     108.71              71.10
International Securities                 69.11              79.09
Real Estate Securities                   46.09              67.70
Diversified Bond                        147.44             156.21
Short Term Bond                         187.92             163.86
Multistrategy Bond                      281.71             252.09
Tax Exempt Bond                          37.46              39.83
Select Growth                           149.76             212.37
Select Value                            105.71              92.95


A high portfolio turnover rate generally will result in higher brokerage transaction costs and may result in higher levels of realized capital gains or losses with respect to a Fund's portfolio securities (see "Taxes").

BROKERAGE ALLOCATIONS. Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is made either by the money manager or by FRIMCo. FRIC's arrangements with FRIMCo and the money managers provide that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek the best overall terms available to the Fund. The factors that may be considered in assessing the best overall terms available for any transaction include the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, the reasonableness of the commission, if any (for the specific transaction and on a continuing basis) and the value of research services (as that term is defined in Section 28(e) of the Securities Exchange Act of 1934). In assessing whether the best overall terms have been obtained, FRIMCo and the money managers are not obligated to select the broker offering the lowest commission. Any commission, fee or other remuneration paid to an affiliated broker-dealer is paid in compliance with FRIC's procedures adopted in accordance with Rule 17e-1 of the 1940 Act.

FRIMCo or a money manager may effect portfolio transactions for the segment of a Fund's portfolio assigned to the money manager with a broker-dealer affiliated with FRIMCo or the money manager, as well as with brokers affiliated with other money managers.

The Funds will effect transactions through Frank Russell Securities, Inc. ("FRS") and its global network of correspondent brokers. FRS is an affiliate of FRIMCo. Trades placed through FRS and its correspondents are used to obtain either research services for FRIMCo, to assist it in its capacity as a manager of managers, to generate commission rebates to the Funds on whose behalf the trades were made or to manage trading associated with changes in managers, rebalancing across existing managers, cash flows and other portfolio transitions. For purposes of trading to obtain research services for FRIMCo or to generate commission rebates to the Funds, the Funds' money managers are requested to and FRIMCo may, with respect to transactions it places, effect transactions with or through FRS and its correspondents only to the extent that the Funds will receive competitive execution, price and commissions. Research services provided to FRIMCo by FRS include performance measurement statistics, fund analytics systems and market monitoring systems. Research services will generally be obtained from unaffiliated third parties at market rates. Research provided to FRIMCo will benefit the particular Funds generating the trading activity, but may also benefit other Funds within FRIC and other funds and clients managed or advised by FRIMCo or its affiliates. Similarly, the Funds will benefit from research provided with respect to trading by those other funds and clients. A portion of the research services will be obtained at cost from Russell/Mellon Analytical Services, Inc. ("RMAS"), an affiliate of FRIMCo. RMAS is a joint venture between FRC and Mellon Bank, and is a major supplier of investment analytics to the investment management industry world-wide. In some cases, research may also be provided by non-affiliated brokers.

Decisions concerning the acquisition of research services by FRIMCo are approved and monitored by a FRC Soft Dollar Committee, which consists principally of individual employees in research and investment management roles. The committee acts as an oversight body with respect to the provision of all research services to FRIMCo using soft dollars generated by funds managed by FRC affiliates, including the Funds. In addition, the committee is charged with setting an annual soft dollar budget with respect to research purchases.

FRS also rebates to the Funds a portion of commissions earned on certain trading by the Funds through FRS and its correspondents in the form of commission recapture. Commission recapture is paid solely to those Funds generating the applicable trades. Commission recapture is generated on the instructions of the Soft Dollar Committee once FRIMCo's research needs have been met.

FRS retains a portion of all commissions generated, regardless of whether the trades were used to provide research services to FRIMCo or commission recapture to the Funds. Trades through FRS for transition services are at ordinary and customary commission rates and do not result in commission rebates.

Additionally, a money manager may independently effect transactions through FRS or a broker affiliated with the money manager or another money manager to obtain research services for its own use. Research services provided to a money manager will benefit the Fund generating the trading activity but may also benefit other funds and clients managed or advised by the money manager. Similarly, the Funds may benefit from research services provided with respect to trading by those other funds and clients.

BROKERAGE COMMISSIONS. The Board reviews, at least annually, the commissions paid by the Funds to evaluate whether the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to the Funds. FRC maintains an extensive database showing commissions paid by institutional investors, which is the primary basis for making this evaluation. Certain services received by FRIMCo or money managers attributable to a particular transaction may benefit one or more other accounts for which investment discretion is exercised by the money manager, or a Fund other than that for which the particular portfolio transaction was effected. The fees of the money managers are not reduced by reason of their receipt of such brokerage and research services.

During the fiscal years ended October 31, 2003, 2002 and 2001, the total brokerage commissions paid by the Funds were:

                                      2003              2002             2001
                                      ----              ----             ----
Equity I                           $2,164,760        $2,776,746       $3,222,483
Equity II                           3,650,917         3,363,789        2,070,939
Equity Q                            2,919,598         2,008,344        1,801,456
Tax-Managed Large Cap                 204,474           509,418          531,811
Tax-Managed Mid & Small Cap           283,031           371,672          237,723
International                       2,684,025         4,216,242        4,735,081
Emerging Markets                    1,530,230         1,785,322        1,445,466
Diversified Equity                  3,759,678         3,601,814        3,433,247
Special Growth                      2,701,079         2,669,059        1,944,664
Quantitative Equity                 2,713,161         1,404,297        1,588,513
International Securities            2,544,963         2,635,602        3,832,844
Real Estate Securities              1,387,833         1,630,695        1,216,472
Select Growth*                        351,257           349,593          225,978
Select Value*                         345,992           294,614          173,575

* The Select Growth and Select Value Funds commenced operations on January 31, 2001.

The principal reasons for changes in several Funds' brokerage commissions for the three years were (1) changes in Fund asset size, (2) changes in market conditions, and (3) changes in money managers of certain Funds, which required substantial portfolio restructurings, resulting in increased securities transactions and brokerage commissions.

The Fixed Income I, Fixed Income III, Diversified Bond, Short Term Bond, Multistrategy Bond, Tax Exempt Bond, Money Market, US Government Money Market and Tax Free Money Market Funds normally do not pay a stated brokerage commission on transactions.

During the fiscal year ended October 31, 2003, approximately $7.0 million of the brokerage commissions of the Funds were directed to brokers who provided research services to FRIMCo. The research services included industry and company analysis, portfolio strategy reports, economic analysis, and statistical data pertaining to the capital markets.

Gross brokerage commissions received by affiliated broker/dealers from affiliated and non-affiliated money managers for the fiscal years ended October 31, 2003, 2002 and 2001 from portfolio transactions effected for the Funds, were as follows:


                                                  2003                                2002                             2001
----------------------------- ------------------------------------ ---------------------------------- ------------------------------
----------------------------- ----------------- ------------------ ------------------ --------------- -------------- ---------------


                                                   Percent of                           Percent of                     Percent of
                                                      Total                               Total                          Total
Affiliated Broker/Dealer        Commissions        Commissions        Commissions      Commissions     Commissions    Commissions
----------------------------- ----------------- ------------------ ------------------ --------------- -------------- ---------------
----------------------------- ----------------- ------------------ ------------------ --------------- --------------- --------------
Credit Lyonnais                     $    --            $    --           $  4,109           0.01%         $    --              --
----------------------------- ----------------- ------------------ ------------------ --------------- --------------- --------------
----------------------------- ----------------- ------------------ ------------------ --------------- --------------- --------------
Frank Russell Securities          7,077,620             25.64%          3,584,500          12.78%       3,143,852          10.54%
----------------------------- ----------------- ------------------ ------------------ --------------- --------------- --------------
----------------------------- ----------------- ------------------ ------------------ --------------- --------------- --------------
Robert W. Baird & Co.                    --                 --              9,616           0.03%          31,627           0.11%
----------------------------- ----------------- ------------------ ------------------ --------------- --------------- --------------
----------------------------- ----------------- ------------------ ------------------ --------------- --------------- --------------
Sanford Bernstein                        --                 --             10,765           0.04%          32,732           0.11%
----------------------------- ----------------- ------------------ ------------------ --------------- --------------- --------------
----------------------------- ----------------- ------------------ ------------------ --------------- --------------- --------------
Total*                           $7,077,620             25.64%         $3,608,990          12.87%      $3,208,211          10.76%
----------------------------- ----------------- ------------------ ------------------ --------------- --------------- --------------



The percentage of total affiliated transactions (relating to trading activity) to total transactions during the fiscal year ended October 31, 2003 for the Funds was 25.64%*.
-----------
* These numbers include commissions paid by the Equity III and Equity Income Funds for the periods shown. The Equity III and Equity Income Funds were reorganized into the Select Value Fund on October 27, 2003.

During the fiscal year ended October 31, 2003, the Funds purchased securities issued by the following regular brokers or dealers as defined by Rule 10b-1 of the 1940 Act, each of which is one of the Funds' ten largest brokers or dealers by dollar amounts of securities executed or commissions received on behalf of the Funds. The value of broker-dealer securities held as of October 31, 2003, was as follows:


                                     Credit Deutsche
                                          Suisse               Bank                                 Investment           Jefferies
                                           First            Securities           Goldman            Technology            Company
Fund                                      Boston               Inc.            Sachs & Co.          Group Inc.             Inc.
------------------------------------ ------------------ ------------------- ------------------- -------------------- ---------------
------------------------------------ ------------------ ------------------- ------------------- -------------------- ---------------
Equity I                                   $    --               $    --          $4,673,966              $    --            $    --
Equity II                                       --                    --                  --                   --          2,430,400
Equity Q                                        --                    --           2,516,520                   --                 --
International                           10,184,845             4,974,129                  --                   --                 --
Fixed Income I                           3,910,488                    --           4,362,316                   --                 --
Fixed Income III                         2,945,557                    --             745,893                   --                 --
Diversified Equity                              --                    --           9,792,455                   --                 --
Special Growth                                  --                    --                  --            1,016,832          1,776,300
Quantitative Equity                             --                    --           3,493,080                   --                 --
International Securities                11,368,077             4,950,383                  --                   --                 --
Diversified Bond                         3,275,546                    --           4,555,159                   --                 --
Short Term Bond                          3,501,204             1,660,485                  --                   --                 --
Multistrategy Bond                       7,409,421                    --           2,007,129                   --                 --
Emerging Markets                                --                    --                  --                   --                 --
Tax-Managed Large Cap                           --                    --             910,830                   --                 --
Tax-Managed Mid & Small Cap                     --                    --                  --              107,244                 --
Select Growth                                   --                    --             690,728                   --            111,600
Select Value                                    --                    --           1,821,660                   --                 --
                                     ------------------ ------------------- ------------------- -------------------- ---------------
                                       $42,595,138           $11,584,997         $35,569,737           $1,124,076         $4,318,300
                                     ================== =================== =================== ==================== ===============





                                                             Merrill
                                          Lehman              Lynch               Morgan                USB
                                         Brothers             Pierce           Stanley Co.            Warburg
Fund                                       Inc.           Fenner & Smith       Incorporated             LLC
------------------------------------ ------------------ ------------------- ------------------- --------------------
------------------------------------ ------------------ ------------------- ------------------- --------------------
Equity I                                   $ 894,528         $ 6,141,822         $ 4,984,555              $    --
Equity II                                         --                  --                  --                   --
Equity Q                                   5,025,600           8,294,512          14,491,661                   --
International                                     --                  --                  --            7,178,247
Fixed Income I                               335,985           5,644,144          12,702,162                   --
Fixed Income III                             207,191             146,909             374,929            2,393,145
Diversified Equity                         2,016,072          13,132,218          10,113,035                   --
Special Growth                                    --                  --                  --                   --
Quantitative Equity                        5,385,600           7,932,800          15,523,766                   --
International Securities                          --                  --                  --            7,792,011
Diversified Bond                             363,984           4,165,071          10,024,637              710,823
Short Term Bond                            2,719,391                  --           5,609,573            1,893,128
Multistrategy Bond                           655,170             477,573           1,079,751                   --
Emerging Markets                                  --                  --                  --                   --
Tax-Managed Large Cap                             --             213,120           2,117,982                   --
Tax-Managed Mid & Small Cap                       --                  --                  --                   --
Select Growth                                     --                  --             597,699                   --
Select Value                                 532,800           2,788,912           1,316,880                   --
                                     ------------------ ------------------- ------------------- --------------------
                                          $18,136,321        $48,937,081         $78,936,629          $19,967,355
                                     ================== =================== =================== ====================



At October 31, 2003, the Funds did not have any holdings in their following remaining top 10 broker-dealers:

         Frank Russell Securities Inc.

YIELD AND TOTAL RETURN QUOTATIONS. The Funds compute their average annual total return by using a standardized method of calculation required by the SEC and report average annual total return for each class of Shares which they offer.

Calculation of Average Annual Total Return.

Average annual total return is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one, five and ten year periods (or life of the Funds, as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P(1+T)n = ERV

Where:        P         =        a hypothetical initial payment of $1,000;
              T         =        Average annual total return;
              n         =        Number of years; and
             ERV        =        Ending  redeemable  value  of a  hypothetical
                                 $1,000 payment made at the beginning of the one, five or ten year period at the end of the one, five or ten year period (or fractional portion thereof).

The calculation assumes that all dividends and distributions of each Fund are reinvested at the net asset value calculated as described in the Prospectuses on the dividend dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

Calculation of Average Annual Total Return After Taxes on Distributions.
Average annual total return after taxes on distributions is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one, five and ten year periods (or life of a Fund, as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:
P (1+T)n =ATVD

Where:      P   =    hypothetical initial payment of $1,000.
            T   =    average annual total return (after taxes on distributions).
            n   =    number of years.
        ATVD    =    ending value of a hypothetical $1,000 payment made at the
                     beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemptions.

The calculation assumes that all dividends and distributions of each Fund, less any taxes due on such dividends and distributions, are reinvested at the net asset value calculated as described in the Prospectuses on the dividend dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

The taxable amount and the tax character of each distribution is as specified by a Fund on the dividend declaration date, but may be adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date. For example, the calculation assumes no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, e.g. tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions and long-term capital gain rate for long-term capital gain distributions). The required tax rates may vary over the measurement period. All potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are not taken into account. The effect of phaseouts of certain exemptions, deductions and credits at various income levels and the impact of the federal alternative minimum tax are not taken into account in the calculation. The calculation assumes that no additional taxes or tax credits result from any redemption of shares required to pay such fees. The ending value is determined by assuming a complete redemption at the end of the one, five or ten year period and the deduction of all nonrecurring charges deducted at the end of each period. The calculation assumes that the redemption has no tax consequences.


Calculation of Average Annual Total Return After Taxes on Distributions and Sale of Fund Shares. Average annual total return after taxes on distributions and sale of fund shares is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one, five and ten year periods (or life of a Fund, as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:
P (1+T)n =ATVDR

Where:           P          =        hypothetical initial payment of $1,000.
                 T          =        average annual total return (after taxes on
                                     distributions and redemptions).
                 n          =        number of years.
                ATVDR       =        ending  value of a  hypothetical  $1,000
                                     payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemptions.

The calculation assumes that all dividends and distributions of each Fund, less any taxes due on such dividends and distributions, are reinvested at the price stated in the Prospectuses on the dividend dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

The taxable amount and the tax character of each distribution is as specified by a Fund on the dividend declaration date, but may be adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date. For example, the calculation assumes no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, e.g. tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions and long-term capital gain rate for long-term capital gain distributions). The required tax rates may vary over the measurement period. All potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are not taken into account. The effect of phaseouts of certain exemptions, deductions and credits at various income levels and the impact of the federal alternative minimum tax are not taken into account in the calculation. The calculation assumes that no additional taxes or tax credits result from any redemption of shares required to pay such fees. The ending value is determined by assuming a complete redemption at the end of the one, five or ten year period and the deduction of all nonrecurring charges deducted at the end of each period.

The ending value is determined by subtracting capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. The capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds (after deducting any nonrecurring charges). The basis of shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested dividends is tracked separately. In determining the basis for a reinvested distribution, the distribution net of taxes assumed paid from the distribution is included. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal law.

The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested dividends. It is not assumed that shares acquired through reinvestment of distributions have the same holding period as the initial $1,000 investment. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

Capital gains taxes (or the benefit resulting from tax losses) are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. For example, applicable federal tax law is used to determine whether and how gains and losses from the sale of shares with different holding periods should be netted, as well as the tax character (e.g., short-term or long-term) of any resulting gains or losses. It is assumed that a shareholder has sufficient gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.

Yield Quotation.

Yields are computed by using standardized methods of calculation required by the SEC. Similar to average annual total return calculations, a Fund calculates yields for each class of Shares that it offers. Yields for Funds other than Funds investing primarily in money market instruments (the "Money Market Funds") are calculated by dividing the net investment income per share earned during a 30-day (or one month) period by the maximum offering price per share on the last day of the period, according to the following formula:


                             YIELD = 2[(a-b +1)6 -1]
                                       cd

Where: A =   dividends and interest earned during the period
       B =   expenses accrued for the period (net of reimbursements)
       C =   average daily number of Shares  outstanding during the
             period that were entitled to receive dividends
       D =   the maximum offering price per share on the last day of the period


Each Money Market Fund computes its current annualized and compound effective annualized yields using standardized methods required by the SEC. Current yields are calculated by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return by (365/7) with the resulting yield figure carried to at least the nearest hundredth of one percent. Effective yields, carried out to at least the nearest hundredth of one percent, are calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result according to the following formula:

EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) 365/7] - 1.

Tax equivalent current yields are calculated by dividing that portion of a Fund's yield (as calculated above) that is tax exempt by 1 minus a stated income tax rate and adding the quotient to that portion, if any, of the Fund's yield that is not tax exempt.

Tax equivalent effective yield is calculated by dividing that portion of a Fund's effective yield (as calculated above) that is tax exempt by 1 minus a stated income tax rate (39.6%) and adding the quotient to that portion, if any, of the Fund's effective yield that is not tax exempt.

Yield may fluctuate daily and does not provide a basis for determining future yields. Because each Money Market Fund's yield fluctuates, its yield cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed-to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, length of maturities of portfolio securities, the methods used by each fund to compute the yield (methods may differ) and whether there are any special account charges which may reduce effective yield.

Each Fund may, from time to time, advertise non-standard performances, including average annual total return for periods other than 1, 5 or 10 years or since inception.

Each Fund may compare its performance with various industry standards of performance, including Lipper Analytical Services, Inc. or other industry publications, business periodicals, rating services and market indexes.


            INVESTMENT RESTRICTIONS, POLICIES AND CERTAIN INVESTMENTS

Each Fund's investment objective, with the exception of Tax Exempt Bond Fund, Equity Q Fund, International Fund, Fixed Income I Fund and Tax Free Money Market Fund, is "non-fundamental." A non-fundamental investment objective means that it may be changed without the approval of a majority of each Fund's shareholders. Certain investment policies and restrictions may be, and the investment objectives of Tax Exempt Bond Fund, Equity Q Fund, International Fund, Fixed Income I Fund and Tax Free Money Market Fund are, fundamental which means that they may only be changed with the approval of a majority of each Fund's shareholders. The vote of a majority of the outstanding voting securities of each Fund means the vote of the lesser of (a) 67% or more of the voting securities of the Fund present at the meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or (b) more than 50% of the outstanding voting securities of the Fund. Other policies and restrictions may be changed by a Fund without shareholder approval. The Funds' investment objectives are set forth in the respective Prospectuses.

INVESTMENT RESTRICTIONS. Each Fund is subject to the following fundamental investment restrictions. Unless otherwise noted, these restrictions apply on a Fund-by-Fund basis at the time an investment is being made.

No Fund may:

       1. Purchase securities if, as a result of such purchase, the Fund's investments would be concentrated, within the meaning of the 1940 Act, in securities of issuers in a particular industry or group of industries. Investments in other investment companies shall not be considered an investment in any particular industry or group of industries for purposes of this investment restriction. This investment restriction shall not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies. This investment restriction shall not apply to the Real Estate Securities Fund. The Real Estate Securities Fund may invest in the securities of companies directly or indirectly engaged in the real estate industry without limitation as to concentration. The Money Market Fund may invest more than 25% of its assets in money market instruments issued by domestic branches of U.S. Banks having net assets in excess of $100,000,000.

       2. Purchase or sell real estate; provided that a Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

       3. Purchase or sell commodities except that a Fund may purchase or sell currencies, may enter into futures contracts on securities, currencies and other indices or any other financial instruments, and may purchase and sell options on such futures contracts.

       4. Borrow money, except that a Fund may borrow money to the extent permitted by the 1940 Act, or to the extent permitted by any exemptions therefrom which may be granted by the SEC.

       5. Act as an underwriter except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

       6. Make loans to other persons except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment objectives and policies, (c) to the extent the entry into a repurchase agreement is deemed to be a loan, or (d) to affiliated investment companies to the extent permitted by the 1940 Act or any exemptions therefrom that may be granted by the SEC.

       7. Issue securities senior to the Fund's presently authorized shares of beneficial interest except that this restriction shall not be deemed to prohibit a Fund from (a) making any permitted borrowings, loans, mortgages  or pledges,  (b) entering  into  options,  futures  contracts, forward contracts, repurchase transactions, or reverse repurchase transactions, or (c) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder.

       An additional fundamental policy is that the Tax Exempt Bond Fund will not invest in interests in oil, gas or other mineral exploration or development programs.

       For purposes of these investment restrictions, the Tax Exempt Bond and Tax Free Money Market Funds will consider as a separate issuer each: governmental subdivision (i.e., state, territory, possession of the United States or any political subdivision of any of the foregoing, including agencies, authorities, instrumentalities, or similar entities, or of the District of Columbia) if its assets and revenues are separate from those of the government body creating it and the security is backed by its own assets and revenues; the non-governmental user of an industrial development bond, if the security is backed only by the assets and revenues of a non-governmental user. The guarantee of a governmental or some other entity is considered a separate security issued by the guarantor as well as the other issuer for Investment Restrictions, industrial development bonds and governmental issued securities. The issuer of all other municipal obligations will be determined by the money manager on the basis of the characteristics of the obligation, the most significant being the source of the funds for the payment of principal and interest.


With regards to investment restriction 1, above, the staff of the SEC has taken the position that a fund is concentrated if it invests more than 25% of the value of its total assets in any one industry or group of industries. With regards to investment restriction 4, above, this restriction applies constantly and not only at the time a borrowing is made

Each Fund is also subject to the following non-fundamental investment restriction (one that can be changed by the Trustees without shareholder approval). Unless otherwise noted, this restriction applies on a Fund-by-Fund basis at the time an investment is being made.

       No Fund may borrow money for purposes of leveraging or investment.

Under the 1940 Act, each Fund is presently permitted to borrow up to 5% of its total assets from any person for temporary purposes, and may also borrow from banks, provided that if borrowings exceed 5%, the Fund must have assets totaling at least 300% of the borrowing when the amount of the borrowing is added to the company's other assets. Put another way, an investment company may borrow, in the aggregate, from banks and others, amounts up to one-third (33 1/3%) of its total assets (including those assets represented by the borrowing).

A Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. During these times, a Fund may invest up to 100% of its assets in cash or cash equivalents, shares of money market mutual funds, commercial paper, zero coupon bonds, repurchase agreements, and other securities FRIMCo believes to be consistent with the Fund's best interests. During a period in which a Fund takes a temporary defensive position, the Fund may not achieve its investment objective.

INVESTMENT POLICIES.

The investment objective and principal investment strategies for each of the Funds are provided in their Prospectuses. The following tables illustrate the investments that the Funds primarily invest in or are permitted to invest in. The Funds may not invest in all of the investments listed below.




                                                                                              Real
                           Diversified Quantitative International Diversified Multistrategy   Estate      Select       Select
    Type of Portfolio        Equity      Equity      Securities      Bond         Bond       Securities   Growth        Value
        Security              Fund        Fund          Fund         Fund         Fund         Fund        Fund         Fund
        --------              ----        ----          ----         ----         ----         ----        ----         ----

-------------------------- ----------- ------------ ------------- ----------- -------------- ---------- ------------ ------------
-------------------------- ----------- ------------ ------------- ----------- -------------- ---------- ------------ ------------
Common stocks...........       X            X            X                                       X           X            X
-------------------------- ----------- ------------ ------------- ----------- -------------- ---------- ------------ ------------
-------------------------- ----------- ------------ ------------- ----------- -------------- ---------- ------------ ------------
Common stock
  Equivalents
-------------------------- ----------- ------------ ------------- ----------- -------------- ---------- ------------ ------------
-------------------------- ----------- ------------ ------------- ----------- -------------- ---------- ------------ ------------
  (warrants)............       X            X            X                                       X           X            X
-------------------------- ----------- ------------ ------------- ----------- -------------- ---------- ------------ ------------
-------------------------- ----------- ------------ ------------- ----------- -------------- ---------- ------------ ------------
  (options).............       X            X            X                                       X           X            X
-------------------------- ----------- ------------ ------------- ----------- -------------- ---------- ------------ ------------
-------------------------- ----------- ------------ ------------- ----------- -------------- ---------- ------------ ------------
  (convertible debt
  securities)...........       X            X            X            X             X            X           X            X
-------------------------- ----------- ------------ ------------- ----------- -------------- ---------- ------------ ------------
-------------------------- ----------- ------------ ------------- ----------- -------------- ---------- ------------ ------------
  (depository receipts).       X            X            X                                       X
-------------------------- ----------- ------------ ------------- ----------- -------------- ---------- ------------ ------------
-------------------------- ----------- ------------ ------------- ----------- -------------- ---------- ------------ ------------
Preferred stocks........       X            X            X            X             X            X           X            X
-------------------------- ----------- ------------ ------------- ----------- -------------- ---------- ------------ ------------
-------------------------- ----------- ------------ ------------- ----------- -------------- ---------- ------------ ------------
Equity derivative
  Securities............       X            X            X                                       X           X            X
-------------------------- ----------- ------------ ------------- ----------- -------------- ---------- ------------ ------------
-------------------------- ----------- ------------ ------------- ----------- -------------- ---------- ------------ ------------
Debt securities (below
  investment grade or
  junk bonds)...........                                                            X
-------------------------- ----------- ------------ ------------- ----------- -------------- ---------- ------------ ------------
-------------------------- ----------- ------------ ------------- ----------- -------------- ---------- ------------ ------------
US government
  Securities............       X            X            X            X             X            X           X            X
-------------------------- ----------- ------------ ------------- ----------- -------------- ---------- ------------ ------------
-------------------------- ----------- ------------ ------------- ----------- -------------- ---------- ------------ ------------
Municipal obligations...                                              X             X
-------------------------- ----------- ------------ ------------- ----------- -------------- ---------- ------------ ------------
-------------------------- ----------- ------------ ------------- ----------- -------------- ---------- ------------ ------------
Investment company
  Securities (including        X            X            X            X             X            X           X            X
ETFs)...................
-------------------------- ----------- ------------ ------------- ----------- -------------- ---------- ------------ ------------
-------------------------- ----------- ------------ ------------- ----------- -------------- ---------- ------------ ------------
Foreign securities......       X            X            X            X             X            X           X            X
-------------------------- ----------- ------------ ------------- ----------- -------------- ---------- ------------ ------------



                                                     Tax-
                                           Tax-      Managed                 Tax     Short              US Government   Tax Free
                             Emerging    Managed      Mid &      Special   Exempt    Term     Money         Money         Money
     Type of Portfolio        Markets   Large Cap   Small Cap    Growth     Bond     Bond     Market       Market        Market
        Securities             Fund        Fund        Fund       Fund      Fund     Fund      Fund         Fund          Fund
        ----------             ----        ----        ----       ----      ----     ----      ----         ----          ----

---------------------------- ---------- ----------- ----------- ---------- -------- -------- --------- ---------------- ----------
---------------------------- ---------- ----------- ----------- ---------- -------- -------- --------- ---------------- ----------
Common stocks............        X          X           X           X
---------------------------- ---------- ----------- ----------- ---------- -------- -------- --------- ---------------- ----------
---------------------------- ---------- ----------- ----------- ---------- -------- -------- --------- ---------------- ----------
Common stock equivalents
---------------------------- ---------- ----------- ----------- ---------- -------- -------- --------- ---------------- ----------
---------------------------- ---------- ----------- ----------- ---------- -------- -------- --------- ---------------- ----------
  (warrants).............        X                                  X
---------------------------- ---------- ----------- ----------- ---------- -------- -------- --------- ---------------- ----------
---------------------------- ---------- ----------- ----------- ---------- -------- -------- --------- ---------------- ----------
  (options)..............        X          X           X           X
---------------------------- ---------- ----------- ----------- ---------- -------- -------- --------- ---------------- ----------
---------------------------- ---------- ----------- ----------- ---------- -------- -------- --------- ---------------- ----------
  (convertible debt
  securities)............        X          X           X           X                  X
---------------------------- ---------- ----------- ----------- ---------- -------- -------- --------- ---------------- ----------
---------------------------- ---------- ----------- ----------- ---------- -------- -------- --------- ---------------- ----------
  (depository receipts)..        X          X           X           X
---------------------------- ---------- ----------- ----------- ---------- -------- -------- --------- ---------------- ----------
---------------------------- ---------- ----------- ----------- ---------- -------- -------- --------- ---------------- ----------
Preferred stocks.........        X          X           X           X                  X
---------------------------- ---------- ----------- ----------- ---------- -------- -------- --------- ---------------- ----------
---------------------------- ---------- ----------- ----------- ---------- -------- -------- --------- ---------------- ----------
Equity derivative                X          X           X           X
  securities ............
---------------------------- ---------- ----------- ----------- ---------- -------- -------- --------- ---------------- ----------
---------------------------- ---------- ----------- ----------- ---------- -------- -------- --------- ---------------- ----------
Debt securities (below
  investment grade or junk
  bonds).................        X                                                     X
---------------------------- ---------- ----------- ----------- ---------- -------- -------- --------- ---------------- ----------
---------------------------- ---------- ----------- ----------- ---------- -------- -------- --------- ---------------- ----------
US government securities.        X          X           X           X         X        X        X             X             X
---------------------------- ---------- ----------- ----------- ---------- -------- -------- --------- ---------------- ----------
---------------------------- ---------- ----------- ----------- ---------- -------- -------- --------- ---------------- ----------
Municipal obligations....                                                     X        X        X             X             X
---------------------------- ---------- ----------- ----------- ---------- -------- -------- --------- ---------------- ----------
---------------------------- ---------- ----------- ----------- ---------- -------- -------- --------- ---------------- ----------
Investment company
  Securities (including          X          X           X           X         X        X        X             X             X
ETFs)....................
---------------------------- ---------- ----------- ----------- ---------- -------- -------- --------- ---------------- ----------
---------------------------- ---------- ----------- ----------- ---------- -------- -------- --------- ---------------- ----------
Foreign securities.......        X          X           X           X                  X
---------------------------- ---------- ----------- ----------- ---------- -------- -------- --------- ---------------- ----------


                                                                                        Fixed        Fixed
      Type of Portfolio           Equity I     Equity II     Equity Q   International  Income I   Income III
           Security                 Fund          Fund         Fund         Fund         Fund        Fund
           --------                 ----          ----         ----         ----         ----        ----

------------------------------- ------------- ------------- ----------- ------------- ----------- ------------
------------------------------- ------------- ------------- ----------- ------------- ----------- ------------
Common stocks.................       X             X            X            X
------------------------------- ------------- ------------- ----------- ------------- ----------- ------------
------------------------------- ------------- ------------- ----------- ------------- ----------- ------------
Common stock equivalents
------------------------------- ------------- ------------- ----------- ------------- ----------- ------------
------------------------------- ------------- ------------- ----------- ------------- ----------- ------------
  (warrants)..................       X             X            X            X
------------------------------- ------------- ------------- ----------- ------------- ----------- ------------
------------------------------- ------------- ------------- ----------- ------------- ----------- ------------
  (options)...................       X             X            X            X
------------------------------- ------------- ------------- ----------- ------------- ----------- ------------
------------------------------- ------------- ------------- ----------- ------------- ----------- ------------
  (convertible debt
  securities).................       X             X            X            X            X            X
------------------------------- ------------- ------------- ----------- ------------- ----------- ------------
------------------------------- ------------- ------------- ----------- ------------- ----------- ------------
  (depository receipts).......       X             X            X            X
------------------------------- ------------- ------------- ----------- ------------- ----------- ------------
------------------------------- ------------- ------------- ----------- ------------- ----------- ------------
Preferred stocks..............       X             X            X            X            X            X
------------------------------- ------------- ------------- ----------- ------------- ----------- ------------
------------------------------- ------------- ------------- ----------- ------------- ----------- ------------
Equity derivative securities..       X             X            X            X
------------------------------- ------------- ------------- ----------- ------------- ----------- ------------
------------------------------- ------------- ------------- ----------- ------------- ----------- ------------
Debt securities (below
  investment grade or junk
  bonds)......................                                                                         X
------------------------------- ------------- ------------- ----------- ------------- ----------- ------------
------------------------------- ------------- ------------- ----------- ------------- ----------- ------------
US government securities......       X             X            X            X            X            X
------------------------------- ------------- ------------- ----------- ------------- ----------- ------------
------------------------------- ------------- ------------- ----------- ------------- ----------- ------------
Municipal obligations.........                                                            X            X
------------------------------- ------------- ------------- ----------- ------------- ----------- ------------
------------------------------- ------------- ------------- ----------- ------------- ----------- ------------
Investment company
  Securities (including ETFs).       X             X            X            X            X            X
------------------------------- ------------- ------------- ----------- ------------- ----------- ------------
------------------------------- ------------- ------------- ----------- ------------- ----------- ------------
Foreign securities............       X             X            X            X            X            X
------------------------------- ------------- ------------- ----------- ------------- ----------- ------------



Other Investment Practices

The Funds use investment techniques commonly used by other mutual funds. The table below summarizes the principal investment practices of the Funds, each of which may involve certain special risks. The Glossary located at the back of the Statement of Additional Information describes each of the investment techniques identified below.



                                   Diversified  Quantitative International Diversified   Multistrategy    Select       Select
        Type of Portfolio            Equity       Equity      Securities       Bond          Bond         Growth       Value
            Security                  Fund         Fund          Fund          Fund          Fund          Fund         Fund
            --------                  ----         ----          ----          ----          ----          ----         ----

---------------------------------- ------------ ------------ ------------- ------------- -------------- ------------ -----------
---------------------------------- ------------ ------------ ------------- ------------- -------------- ------------ -----------
Cash reserves....................       X            X            X             X              X             X           X
---------------------------------- ------------ ------------ ------------- ------------- -------------- ------------ -----------
---------------------------------- ------------ ------------ ------------- ------------- -------------- ------------ -----------
Repurchase agreements(1).........                                               X              X
---------------------------------- ------------ ------------ ------------- ------------- -------------- ------------ -----------
---------------------------------- ------------ ------------ ------------- ------------- -------------- ------------ -----------
When-issued and forward
commitment securities............                                               X              X
---------------------------------- ------------ ------------ ------------- ------------- -------------- ------------ -----------
---------------------------------- ------------ ------------ ------------- ------------- -------------- ------------ -----------
Reverse repurchase
Agreements.......................                                 X             X              X
---------------------------------- ------------ ------------ ------------- ------------- -------------- ------------ -----------
                                   Diversified  Quantitative International Diversified   Multistrategy    Select       Select
        Type of Portfolio            Equity       Equity      Securities       Bond          Bond         Growth       Value
            Security                  Fund         Fund          Fund          Fund          Fund          Fund         Fund
            --------                  ----         ----          ----          ----          ----          ----         ----

---------------------------------- ------------ ------------ ------------- ------------- -------------- ------------ -----------
---------------------------------- ------------ ------------ ------------- ------------- -------------- ------------ -----------
Lending portfolio
securities not to exceed
33 1/3% of total Fund
Assets...........................       X            X            X             X              X             X           X
---------------------------------- ------------ ------------ ------------- ------------- -------------- ------------ -----------
---------------------------------- ------------ ------------ ------------- ------------- -------------- ------------ -----------
Illiquid securities
(limited to 15% of a
Fund's net assets)...............       X            X            X             X              X             X           X
Forward currency
contracts(2).....................                                 X             X              X
---------------------------------- ------------ ------------ ------------- ------------- -------------- ------------ -----------
---------------------------------- ------------ ------------ ------------- ------------- -------------- ------------ -----------
Write (sell) call and put
options on securities,
securities indexes and
foreign currencies(3)............       X            X            X             X              X             X           X
---------------------------------- ------------ ------------ ------------- ------------- -------------- ------------ -----------
---------------------------------- ------------ ------------ ------------- ------------- -------------- ------------ -----------
Purchase options on
securities, securities
indexes, and currencies(3).......       X            X            X             X              X             X           X
---------------------------------- ------------ ------------ ------------- ------------- -------------- ------------ -----------
---------------------------------- ------------ ------------ ------------- ------------- -------------- ------------ -----------
Interest rate futures contracts, stock index futures contracts, foreign currency contracts and options on
futures(4).......................       X            X            X             X              X             X           X
---------------------------------- ------------ ------------ ------------- ------------- -------------- ------------ -----------



--------------
(1) Under the 1940 Act, repurchase agreements are considered to be loans by a Fund and must be fully collateralized by collateral assets. If the seller defaults on its obligations to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its rights to realize upon the security, may incur a loss if the value of the security declines and may incur disposition costs in liquidating the security.
(2) Each of the International Securities, Diversified Bond and Multistrategy Bond Funds may not invest more than one-third of its assets in these contracts.
(3) A Fund will only engage in options where the options are traded on a national securities exchange or in an over-the-counter market. A Fund may invest up to 5% of its net assets, represented by the premium paid, in call and put options. A Fund may write a call or put option to the extent that the aggregate value of all securities or other assets used to cover all such outstanding options does not exceed 25% of the value of its net assets.
(4) A Fund does not enter into any futures contracts or related options if the sum of initial margin deposits on futures contracts, related options (including options on securities, securities indexes and currencies) and premiums paid for any such related options would exceed 5% of its total assets. A Fund does not purchase futures contracts or related options if, as a result, more than one-third of its total assets would be so invested.




                                                                Tax-                                              US         Tax
                             Real                   Tax-       Managed               Tax     Short            Government    Free
                            Estate    Emerging    Managed       Mid &     Special   Exempt   Term    Money       Money      Money
    Type of Portfolio      Securities  Markets   Large Cap    Small Cap   Growth     Bond    Bond    Market     Market     Market
       Securities            Fund       Fund        Fund        Fund       Fund      Fund    Fund     Fund       Fund       Fund
       ----------            ----       ----        ----        ----       ----      ----    ----     ----       ----       ----

-------------------------- ---------- ---------- ----------- ------------ -------- --------- ------ --------- ------------ --------
-------------------------- ---------- ---------- ----------- ------------ -------- --------- ------ --------- ------------ --------
Cash reserves..........        X          X          X            X          X        X        X
-------------------------- ---------- ---------- ----------- ------------ -------- --------- ------ --------- ------------ --------
-------------------------- ---------- ---------- ----------- ------------ -------- --------- ------ --------- ------------ --------
Repurchase agreements(1)                  X                                           X        X       X           X
-------------------------- ---------- ---------- ----------- ------------ -------- --------- ------ --------- ------------ --------
-------------------------- ---------- ---------- ----------- ------------ -------- --------- ------ --------- ------------ --------
When-issued and forward
  Commitment securities                   X                                           X        X       X           X          X
-------------------------- ---------- ---------- ----------- ------------ -------- --------- ------ --------- ------------ --------
-------------------------- ---------- ---------- ----------- ------------ -------- --------- ------ --------- ------------ --------
Reverse repurchase
  Agreements...........                   X                                           X        X       X           X          X
-------------------------- ---------- ---------- ----------- ------------ -------- --------- ------ --------- ------------ --------
-------------------------- ---------- ---------- ----------- ------------ -------- --------- ------ --------- ------------ --------
Lending portfolio
securities
  not to exceed 33 1/3%
  of total Fund assets.        X          X          X            X          X                 X       X           X
-------------------------- ---------- ---------- ----------- ------------ -------- --------- ------ --------- ------------ --------
-------------------------- ---------- ---------- ----------- ------------ -------- --------- ------ --------- ------------ --------
Illiquid securities
(limited
  To 15% of a Fund's net
  assets)..............        X          X          X            X          X        X        X
-------------------------- ---------- ---------- ----------- ------------ -------- --------- ------ --------- ------------ --------
-------------------------- ---------- ---------- ----------- ------------ -------- --------- ------ --------- ------------ --------
Illiquid securities
(limited
  To 10% of a Fund's net
  assets)..............                                                                                X           X          X
-------------------------- ---------- ---------- ----------- ------------ -------- --------- ------ --------- ------------ --------
-------------------------- ---------- ---------- ----------- ------------ -------- --------- ------ --------- ------------ --------
Forward currency
  contracts(2).........                   X                                                    X
-------------------------- ---------- ---------- ----------- ------------ -------- --------- ------ --------- ------------ --------
-------------------------- ---------- ---------- ----------- ------------ -------- --------- ------ --------- ------------ --------
Write (sell) call and put
  options on securities,
  securities indexes and
  foreign currencies(3)        X          X          X            X          X                 X
-------------------------- ---------- ---------- ----------- ------------ -------- --------- ------ --------- ------------ --------
                                                                Tax-                                              US         Tax
                             Real                   Tax-       Managed               Tax     Short            Government    Free
                            Estate    Emerging    Managed       Mid &     Special   Exempt   Term    Money       Money      Money
    Type of Portfolio      Securities  Markets   Large Cap    Small Cap   Growth     Bond    Bond    Market     Market     Market
       Securities            Fund       Fund        Fund        Fund       Fund      Fund    Fund     Fund       Fund       Fund
       ----------            ----       ----        ----        ----       ----      ----    ----     ----       ----       ----
-------------------------- ---------- ---------- ----------- ------------ -------- --------- ------ --------- ------------ --------
Purchase options on
  securities, securities
  indexes, and
  currencies(3)........        X          X          X            X          X                 X
-------------------------- ---------- ---------- ----------- ------------ -------- --------- ------ --------- ------------ --------
-------------------------- ---------- ---------- ----------- ------------ -------- --------- ------ --------- ------------ --------
Interest rate futures
  contracts, stock index
  futures contracts,
foreign
  currency contracts and
  options on futures(4)        X          X          X            X          X        X        X
-------------------------- ---------- ---------- ----------- ------------ -------- --------- ------ --------- ------------ --------
-------------------------- ---------- ---------- ----------- ------------ -------- --------- ------ --------- ------------ --------
Credit and liquidity
  Enhancements.........                                                               X                X           X          X
-------------------------- ---------- ---------- ----------- ------------ -------- --------- ------ --------- ------------ --------


--------------
(1) Under the 1940 Act, repurchase agreements are considered to be loans by a Fund and must be fully collateralized by collateral assets. If the seller defaults on its obligations to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its rights to realize upon the security, may incur a loss if the value of the security declines and may incur disposition costs in liquidating the security.
(2) Each of the Emerging Markets and Short Term Bond Funds may not invest more than one-third of its assets in these contracts.
(3) A Fund will only engage in options where the options are traded on a national securities exchange or in an over-the-counter market. A Fund may invest up to 5% of its net assets, represented by the premium paid, in call and put options. A Fund may write a call or put option to the extent that the aggregate value of all securities or other assets used to cover all such outstanding options does not exceed 25% of the value of its net assets.
(4) A Fund does not enter into any futures contracts or related options if the sum of initial margin deposits on futures contracts, related options (including options on securities, securities indexes and currencies) and premiums paid for any such related options would exceed 5% of its total assets. A Fund does not purchase futures contracts or related options if, as a result, more than one-third of its total assets would be so invested.



                                                                                      Fixed        Fixed
     Type of Portfolio         Equity I     Equity II     Equity Q    International  Income I   Income III
         Security                Fund         Fund          Fund          Fund         Fund        Fund
         --------                ----         ----          ----          ----         ----        ----

---------------------------- ------------- ------------ ------------- ------------- ----------- ------------
---------------------------- ------------- ------------ ------------- ------------- ----------- ------------
Cash reserves..............       X             X            X             X            X            X
---------------------------- ------------- ------------ ------------- ------------- ----------- ------------
---------------------------- ------------- ------------ ------------- ------------- ----------- ------------
Repurchase agreements(1)...                                                             X            X
---------------------------- ------------- ------------ ------------- ------------- ----------- ------------
---------------------------- ------------- ------------ ------------- ------------- ----------- ------------
When-issued and forward
commitment securities......                                                             X            X
---------------------------- ------------- ------------ ------------- ------------- ----------- ------------
---------------------------- ------------- ------------ ------------- ------------- ----------- ------------
Reverse repurchase
Agreements.................                                                             X            X
---------------------------- ------------- ------------ ------------- ------------- ----------- ------------
---------------------------- ------------- ------------ ------------- ------------- ----------- ------------
Lending portfolio
securities
not to exceed 33 1/3%
of total Fund assets.......       X             X            X             X            X            X
---------------------------- ------------- ------------ ------------- ------------- ----------- ------------
---------------------------- ------------- ------------ ------------- ------------- ----------- ------------
Illiquid securities
(limited
to 15% of a Fund's net
assets)....................       X             X            X             X            X            X
---------------------------- ------------- ------------ ------------- ------------- ----------- ------------
---------------------------- ------------- ------------ ------------- ------------- ----------- ------------
Forward currency
contracts(2)...............                                                X            X            X
---------------------------- ------------- ------------ ------------- ------------- ----------- ------------
---------------------------- ------------- ------------ ------------- ------------- ----------- ------------
Write (sell) call and put
options on securities,
securities indexes and/or
foreign currencies(3)......       X             X            X             X            X            X
---------------------------- ------------- ------------ ------------- ------------- ----------- ------------
---------------------------- ------------- ------------ ------------- ------------- ----------- ------------
Purchase options on
securities, securities
indexes, and/or
currencies(3)..............       X             X            X             X            X            X
---------------------------- ------------- ------------ ------------- ------------- ----------- ------------
---------------------------- ------------- ------------ ------------- ------------- ----------- ------------
Interest rate futures
contracts, stock index
futures contracts, foreign
currency contracts and
options on futures(4)......       X             X            X             X            X            X
---------------------------- ------------- ------------ ------------- ------------- ----------- ------------


--------------
(1) Under the 1940 Act, repurchase agreements are considered to be loans by a Fund and must be fully collateralized by collateral assets. If the seller defaults on its obligations to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its rights to realize upon the security, may incur a loss if the value of the security declines and may incur disposition costs in liquidating the security.
(2) Each of the International, International Securities, Fixed Income I and Fixed Income III Funds may not invest more than one-third of its assets in these contracts.
(3) A Fund will only engage in options where the options are traded on a national securities exchange or in an over-the-counter market. A Fund may invest up to 5% of its net assets, represented by the premium paid, in call and put options. A Fund may write a call or put option to the extent that the aggregate value of all securities or other assets used to cover all such outstanding options does not exceed 25% of the value of its net assets. Only the Fixed Income III Fund currently intends to write or purchase options on foreign currency.
(4) A Fund does not enter into any futures contracts or related options if the sum of initial margin deposits on futures contracts, related options (including options on securities, securities indexes and currencies) and premiums paid for any such related options would exceed 5% of its total assets. A Fund does not purchase futures contracts or related options if, as a result, more than one-third of its total assets would be so invested.

Cash Reserves. A Fund at times has to sell portfolio securities in order to meet redemption requests. The selling of securities may affect a Fund's performance since securities are sold for other than investment reasons. A Fund can avoid selling its portfolio securities by holding adequate levels of cash to meet anticipated redemption requests ("cash reserves"). The cash reserves may also include cash awaiting investment or to pay expenses. The Funds intend to be fully invested at all times. To do so, FRIMCo or a money manager invests the Funds' (except the Money Market, U.S. Government Money Market and Tax Free Money Market Funds) cash reserves in short term instruments, including certain FRIC money market funds. In addition to investing in such short term investments, FRIMCo may use an overlay strategy for the Funds' cash reserves by exposing those reserves to the performance of appropriate markets by purchasing equity or fixed income securities and/or derivatives including index futures contracts, index options and/or index swaps in amounts that expose the cash reserves to the performance of the relevant index. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets while enabling the Fund to hold cash.

Each Fund (except the Money Market, U.S. Government Money Market and Tax Free Money Market Funds), and its money managers, that elects to invest its cash reserves in one or more of FRIC's money market funds does so pursuant to exemptive relief from the SEC. The relief requires that any investment of cash reserves in affiliated money market funds will not exceed 25% of the investing Fund's total assets. Those money market funds seek to maximize current income to the extent consistent with the preservation of capital and liquidity, and the maintenance of a stable $1.00 per share net asset value by investing solely in short-term money market instruments. The Funds will invest cash reserves in one or more of FRIC's money market funds only so long as it does not adversely affect the portfolio management and operations of the money market funds and FRIC's other Funds. Those money market funds, and the Funds investing in them, treat such investments as the purchase and redemption of the money market funds' Shares. Any Fund investing in a money market fund pursuant to this procedure participates equally on a pro rata basis in all income, capital gains, and net assets of the money market fund, and will have all rights and obligations of a shareholder as provided in FRIC's Master Trust Agreement, including voting rights. However, Shares of a money market fund issued to other Funds will be voted by the Trustees in the same proportion as the Shares of the money market fund that are held by shareholders that are not Funds. In addition to the advisory and administrative fees payable by the Funds to FRIMCo, each Fund that invests its cash reserves in one or more of FRIC's money market funds pursuant to the terms and conditions of an exemptive order will bear indirectly a proportionate share of that money market fund's operating expenses, which include the advisory and administrative fees that such money market fund pays to FRIMCo. Currently, the cash reserves for all Funds (except the Tax Exempt Bond
Fund) are invested in FRIC's Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to FRIMCo on the cash reserves invested in the Money Market Fund is 0.10% (net of fee waivers and reimbursements). Currently, the cash reserves for the Tax Exempt Bond Fund are invested in FRIC's Tax Free Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to FRIMCo on the cash reserves invested in the Tax Free Money Market Fund is 0.25%. The SEC exemptive order requires that the Funds' Board determine that the advisory fees incurred in connection with the investment of cash reserves in affiliated money market funds are not for duplicative services.

Money Market Instruments. The Money Market, US Government Money Market and Tax Free Money Market Funds expect to maintain, but do not guarantee, a net asset value of $1.00 per share for purposes of purchases and redemptions by valuing their Fund Shares at "amortized cost." The Money Market Funds will maintain a dollar-weighted average maturity of 90 days or less. Each of these Funds will invest in securities maturing within 397 days or less at the time of the trade date or such other date upon which a Fund's interest in a security is subject to market action. Each money market fund will follow procedures reasonably designed to assure that the prices so determined approximate the current market value of the Funds' securities. The procedures also address such matters as diversification and credit quality of the securities the Funds purchase, and were designed to ensure compliance by the Funds with the requirements of Rule 2a-7 of the 1940 Act. For additional information concerning these Funds, refer to the respective Prospectuses.

Russell 1000(R) Index. The Russell 1000(R) Index consists of the 1,000 largest US companies by capitalization. The Index does not include cross corporate holdings in a company's capitalization. For example, when IBM owned approximately 20% of Intel, only 80% of the total shares outstanding of Intel were used to determine Intel's capitalization. Also not included in the Index are closed-end investment companies, companies that do not file a Form 10-K report with the SEC, foreign securities and American Depository Receipts.

The Index's composition is changed annually to reflect changes in market capitalization and share balances outstanding. These changes are expected to represent less than 1% of the total market capitalization of the Index. Changes for mergers and acquisitions are made when trading ceases in the acquirer's shares. The 1,001st largest US company by capitalization is then added to the Index to replace the acquired stock.

FRC chooses the stocks to be included in the Index solely on a statistical basis and it is not an indication that FRC or FRIMCo believes that the particular security is an attractive investment.

CERTAIN INVESTMENTS.

Repurchase Agreements. A Fund may enter into repurchase agreements with the seller -- a bank or securities dealer -- who agrees to repurchase the securities at the Fund's cost plus interest within a specified time (normally one day). The securities purchased by a Fund have a total value in excess of the value of the repurchase agreement and are held by the Custodian until repurchased.

Reverse Repurchase Agreements. A Fund may enter into reverse repurchase agreements to meet redemption requests where the liquidation of portfolio securities is deemed by the Fund's money manager to be inconvenient or disadvantageous. A reverse repurchase agreement is a transaction whereby a Fund transfers possession of a portfolio security to a bank or broker-dealer in return for a percentage of the portfolio securities' market value. The Fund retains record ownership of the security involved including the right to receive interest and principal payments. At an agreed upon future date, the Fund repurchases the security by paying an agreed upon purchase price plus interest. Liquid assets of a Fund equal in value to the repurchase price, including any accrued interest, will be segregated on the Fund's records while a reverse repurchase agreement is in effect.

High Risk Bonds. The Funds, other than the Emerging Markets, Fixed Income III, Short Term Bond, and Multistrategy Bond Funds, invest their assets only in securities rated BBB- or higher by S&P or Baa3 or higher by Moody's, or in unrated securities judged by the money managers to be of higher credit quality than those designations. Securities rated BBB- by S&P or Baa3 by Moody's are the lowest ratings which are considered "investment grade," although Moody's considers securities rated Baa3, and S&P considers bonds rated BBB-, to have some speculative characteristics. The Funds, other than the Emerging Markets, Fixed Income III, Short Term Bond, and Multistrategy Bond Funds, will dispose of, in a prudent and orderly fashion, securities whose ratings drop below these minimum ratings.

The Emerging Markets, Fixed Income III, Short Term Bond, and Multistrategy Bond Funds will invest in "investment grade" securities and may invest up to 5% of its total assets (in the case of the Emerging Markets Fund), 10% of its total assets (in the case of the Short Term Bond Fund), and 25% of its total assets (in the case of the Fixed Income III and Multistrategy Bond Funds) in debt securities rated less than BBB- by S&P or Baa3 by Moody's, or in unrated securities judged by the money managers of the Funds to be of comparable quality. These lower rated debt securities are commonly referred to as "junk bonds." Lower rated debt securities, or junk bonds, generally offer a higher yield than that available from higher grade issues but involve higher risks because they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of principal and interest and increase the possibility of default. Conversely, periods of economic expansion or falling interest rates enhance the ability of issuers to make payments of principal and interest and decrease the possibility of default. The market for lower rated debt securities is generally thinner and less active than that for higher quality securities, which would limit the Funds' ability to sell such securities at fair value in response to changes in the economy or the financial markets. While such debt may have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions. The money managers of the Fixed Income III, Multistrategy Bond, Short Term Bond, and Emerging Markets Funds will seek to reduce the risks associated with investing in such securities by limiting the Funds' holdings in such securities and by the depth of their own credit analysis.

Securities rated BBB- by S&P or Baa3 by Moody's may involve greater risks than securities in higher rating categories. Securities receiving S&P's BBB- rating are regarded as having adequate capacity to pay interest and repay principal. Such securities typically exhibit adequate investor protections but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rating categories. For further description of the various rating categories, see "Ratings of Debt Instruments."

Securities possessing Moody's Baa3 rating are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security is judged adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such securities lack outstanding investment characteristics and in fact may have speculative characteristics as well.

Risk Factors. Lower rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low rated debt securities have been found to be less sensitive to interest rate changes than investment grade securities, but more sensitive to economic downturns, individual corporate developments, and price fluctuations in response to changing interest rates. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a sharper decline in the prices of low rated debt securities because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low rated debt securities defaults, a Fund may incur additional expenses to seek financial recovery.

In addition, the markets in which low rated debt securities are traded are generally thinner, more limited and less active than those for higher rated securities. The existence of limited markets for particular securities may diminish a Fund's ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily net asset value of the Fund's Shares.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated securities may be more complex than for issuers of other investment grade securities, and the ability of a Fund to achieve its investment objectives may be more dependent on credit analysis than would be the case if the Fund was investing only in investment grade securities.

The money managers of the Funds may use ratings to assist in investment decisions. Ratings of debt securities represent a rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates.

Illiquid Securities. No more than 15% (10% for the Money Market Funds) of a Fund's net assets (taken at current value) will be invested in securities, including repurchase agreements of more than seven days' duration, that are illiquid by virtue of the absence of a readily available market or because of legal or contractual restrictions on resale. In addition, the Funds will not invest more than 10% of their respective net assets (taken at current value) in securities of issuers which may not be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"). This 10% is counted towards a Fund's 15% limitation on illiquid securities. These policies do not include (1) commercial paper issued under Section 4(2) of the 1933 Act, or (2) restricted securities eligible for resale to qualified institutional purchasers pursuant to Rule 144A under the 1933 Act that are determined to be liquid by the money managers in accordance with Board approved guidelines. These guidelines adopted by the Board for the determination of liquidity of securities take into account trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, a Fund's holding of that security may be illiquid. There may be undesirable delays in selling illiquid securities at prices representing their fair value.

The expenses of registration of restricted securities that are illiquid (excluding securities that may be resold by the Funds pursuant to Rule 144A, as explained in the respective Prospectuses) may be negotiated at the time such securities are purchased by a Fund. When registration is required, a considerable period may elapse between a decision to sell the securities and the time the sale would be permitted. Thus, a Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. A Fund also may acquire, through private placements, securities having contractual resale restrictions, which might lower the amount realizable upon the sale of such securities.

Forward Commitments. A Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time (a "forward commitment" or "when-issued" transaction) so long as such transactions are consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. A Fund may dispose of a forward commitment or when-issued transaction prior to settlement if it is appropriate to do so and realize short-term profits or losses upon such sale. When effecting such transactions, liquid assets of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. Forward commitments and when-issued transactions involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

Additionally, under certain circumstances, the International, International Securities and Emerging Markets Funds may occasionally engage in "free trade" transactions in which delivery of securities sold by the Fund is made prior to the Fund's receipt of cash payment therefore or the Fund's payment of cash for portfolio securities occurs prior to the Fund's receipt of those securities. Cash payment in such instances generally occurs on the next business day in the local market. "Free trade" transactions involve the risk of loss to a Fund if the other party to the "free trade" transaction fails to complete the transaction after a Fund has tendered cash payment or securities, as the case may be.

Lending Portfolio Securities. Cash collateral received by a Fund when it lends its portfolio securities is invested in high-quality short-term debt instruments, short-term bank collective investment and money market mutual funds (including money market funds advised by FRIMCo for which FRIMCo receives a 0.10% advisory and administrative fee, net of fee waivers and reimbursements), and other investments meeting certain quality and maturity established by the Funds. Income generated from the investment of the cash collateral is first used to pay the rebate interest cost to the borrower of the securities then to pay for lending transaction costs, and then the remainder is divided between the Fund and the lending agent.

Each Fund will retain most rights of beneficial ownership, including dividends, interest or other distributions on the loaned securities. Voting rights may pass with the lending. A Fund will call loans to vote proxies if a material issue affecting the investment is to be voted upon.

FRIC may incur costs or possible losses in excess of the interest and fees received in connection with securities lending transactions. Some securities purchased with cash collateral are subject to market fluctuations while a loan is outstanding. To the extent that the value of the cash collateral as invested is insufficient to return the full amount of the collateral plus rebate interest to the borrower upon termination of the loan, a Fund must immediately pay the amount of the shortfall to the borrower.

Options, Futures and Other Financial Instruments. The Funds may use various types of financial instruments, some of which are derivatives, to attempt to manage the risk of the Fund's investment or, in certain circumstances, for investment (e.g. as a substitute for investing in securities). These financial instruments include options, futures, forward contracts and swaps. Positions in these financial instruments, other than purchased options, expose a Fund to an obligation to another party. The Funds will not enter into any such transaction unless it owns (1) an offsetting ("covered") position in securities, currencies or other options, futures contracts or forward contracts or (2) cash or liquid assets with a value, marked to market daily, sufficient to cover their obligations to the extent not covered as provided in (1) above. The Funds will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, designate the prescribed amount of cash or liquid assets as segregated.

Assets used as cover or held as segregated cannot be sold while the position in the corresponding financial instrument is open unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund's assets to cover or to hold as segregated could impede portfolio management or a Fund's ability to meet redemption requests or other current obligations.

Options And Futures. The Funds, other than the Money Market, US Government Money Market and Tax Free Money Market Funds, may purchase and sell (write) both call and put options on securities, securities indexes, and foreign currencies, and enter into interest rate, foreign currency and index futures contracts and purchase and sell options on such futures contracts for hedging purposes or to effect investment transactions consistent with a Fund's investment objective and strategies. If other types of options, futures contracts, or options on futures contracts are traded in the future, the Funds may also use those instruments, provided that FRIC's Board determines that their use is consistent with the Funds' investment objectives, and provided that their use is consistent with restrictions applicable to options and futures contracts currently eligible for use by the Funds (i.e., that written call or put options will be "covered" or "secured" and that futures and options on futures contracts will be for the purposes of hedging or effecting a Fund's permitted investment strategies, provided that initial margin and premiums required to establish such non-hedging positions will not exceed 5% of the Fund's net assets).

Options On Securities And Indexes. Each Fund, except as noted above, may purchase and write both call and put options on securities and securities indexes in standardized contracts traded on foreign or national securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on a regulated foreign or national over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer. The Funds intend to treat options in respect of specific securities that are not traded on a national securities exchange and the securities underlying covered call options as not readily marketable and therefore subject to the limitations on the Funds' ability to hold illiquid securities. The Funds intend to purchase and write call and put options on specific securities.

Exchange listed options are issued by a regulated intermediary, such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. This discussion uses the OCC as an example but is also applicable to other financial intermediaries. With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although cash settlements may sometimes be available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in the money" (i.e. where the value of the underlying instruments exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

A Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. If one or more exchanges decide to discontinue the trading of options (or a particular class or series of options), the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

Over-the-counter options ("OTC Options") are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through a direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC Option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The staff of the SEC takes the position that OTC options and the assets used as "cover" for written OTC options are illiquid.

Unless the parties provide for it, there is no central clearing or guaranty function in an OTC Option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC Option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium paid for the option and any anticipated benefits of the transaction. Accordingly, FRIMCo or the money manager must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC Option will be satisfied. A Fund will engage in OTC Option transactions only with U.S. Government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions that have received (or the guarantors or the obligations of which have received) a short term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization or, in the case of OTC currency transactions, determined to be of equivalent credit by FRIMCo the money manager for the Fund.

An option on a security (or securities index) is a contract that gives the purchaser of the option, in return for a premium, the right (but not the obligation) to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise price at any time during the option period. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier (established by the exchange upon which the stock index is traded) for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specified group of financial instruments or securities, or certain economic indicators.) Options on securities indexes are similar to options on specific securities except that settlement is in cash and gains and losses depend on price movements in the stock market generally (or in a particular industry or segment of the market), rather than price movements in the specific security.

A Fund may purchase a call option on securities to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability or desire to purchase such securities in an orderly manner or employed as a cost-efficient alternative to acquiring the securities for which the option is intended to serve as a proxy. A Fund may purchase a put option on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate to one another.

A Fund will write call options and put options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount are placed in a segregated account by the Custodian) upon conversion or exchange of other securities held by the Fund. For a call option on an index, the option is covered if the Fund maintains with the Custodian liquid assets equal to the contract value. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (1) equal to or less than the exercise price of the call written, or (2) greater than the exercise price of the call written, provided the difference is maintained by the Fund in liquid assets in a segregated account with the Custodian. A put option on a security or an index is "covered" if the Fund maintains liquid assets equal to the exercise price in a segregated account with the Custodian. A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is
(1) equal to or greater than the exercise price of the put written, or (2) less than the exercise price of the put written, provided the difference is maintained by the Fund in liquid assets in a segregated account with the Custodian.

If an option written by a Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss (long or short-term depending on whether the Fund's holding period for the option is greater than one year) equal to the premium paid.

To close out a position when writing covered options, a Fund may make a "closing purchase transaction," which involves purchasing an option on the same security with the same exercise price and expiration date as the option which it previously wrote on the security. To close out a position as a purchaser of an option, a Fund may make a "closing sale transaction," which involves liquidating the Fund's position by selling the option previously purchased. The Fund will realize a profit or loss from a closing purchase or sale transaction depending upon the difference between the amount paid to purchase an option and the amount received from the sale thereof.

Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be affected when the Fund desires.

A Fund will realize a capital gain from a closing transaction on an option it has written if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. With respect to closing transactions on purchased options, the capital gain or loss realized will be short or long-term depending on the holding period of the option closed out. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

The premium paid for a put or call option purchased by a Fund is an asset of the Fund. The premium received for an option written by a Fund is recorded as a liability. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

Risks Associated With Options On Securities And Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment (i.e., the premium paid) on the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.

As the writer of a covered call option, a Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained a risk of loss should the price of the underlying security decline. Where a Fund writes a put option, it is exposed during the term of the option to a decline in the price of the underlying security.

If trading were suspended in an option purchased by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

Options On Foreign Currency. A Fund may buy and sell put and call options on foreign currencies either on exchanges or in the over-the-counter market for the purpose of hedging against changes in future currency exchange rates or to effect investment transactions consistent with a Fund's investment objective and strategies. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time the option expires. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option expires. Currency options traded on US or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

Futures Contracts And Options On Futures Contracts. A Fund may invest in interest rate futures contracts, foreign currency futures contracts, or stock index futures contracts, and options thereon that are traded on a US or foreign exchange or board of trade or over-the-counter. An interest rate, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of financial instruments (such as GNMA certificates or Treasury bonds) or foreign currency or the cash value of an index at a specified price at a future date. A futures contract on an index (such as the S&P 500) is an agreement between two parties (buyer and seller) to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. In the case of futures contracts traded on US exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by delivery or purchase, as the case may be, of the financial instrument or by payment of the change in the cash value of the index. Although the value of an index may be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering several indexes as well as a number of financial instruments and foreign currencies. For example: the S&P 500; the Russell 2000(R); Nikkei 225; CAC-40; FT-SE 100; the NYSE composite; US Treasury bonds; US Treasury notes; GNMA Certificates; three-month US Treasury bills; Eurodollar certificates of deposit; the Australian Dollar; the Canadian Dollar; the British Pound; the German Mark; the Japanese Yen; the French Franc; the Swiss Franc; the Mexican Peso; and certain multinational currencies, such as the European Currency Unit ("ECU"). It is expected that other futures contracts will be developed and traded in the future.

Frequently, using futures to affect a particular strategy instead of using the underlying or related security or index will result in lower transaction costs being incurred.

Each Fund may also purchase and write call and put options on futures contracts. Options on futures contracts possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. An option on a futures contract may be closed out (before exercise or expiration) by an offsetting purchase or sale of an option on a futures contract of the same series.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed.

A Fund will only enter into futures contracts or options on futures contracts which are standardized and traded on a US or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. A Fund will enter into a futures contract only if the contract is "covered" or if the Fund at all times maintains with its custodian liquid assets equal to or greater than the fluctuating value of the contract (less any margin or deposit). A Fund will write a call or put option on a futures contract only if the option is "covered." For a discussion of how to cover a written call or put option, see "Options on Securities and Indexes" above.

A Fund may enter into futures contracts and options on futures contracts for "bona fide hedging" purposes, as defined under the rules of the Commodity Futures Trading Commission (the "CFTC"). A Fund may also enter into futures contracts and options on futures contracts for non hedging purposes provided the aggregate initial margin and premiums required to establish such non-hedging positions will not exceed 5% of the Fund's net assets.

As long as required by regulatory authorities, each Fund will limit its use of futures contracts and options on futures contracts to hedging transactions and, within such 5% limits, to effect investment transactions consistent with a Fund's investment objective and strategies. For example, a Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Fund's securities or the price of the securities which the Fund intends to purchase. Additionally, a Fund may use futures contracts to create equity exposure for its cash reserves for liquidity purposes.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with the Custodian (or broker, if legally permitted) a specified amount of cash or US government securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Fund expects to earn interest income on its initial margin deposits.

A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund, but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Fund will mark-to- market its open futures positions.

A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

Limitations On Use Of Futures And Options On Futures Contracts. A Fund will not enter into a futures contract or futures option contract for purposes other than hedging if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are "in-the-money," would exceed 5% of the Fund's total assets. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

When purchasing a futures contract, a Fund will maintain (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price equal to or higher than the price of the contract held by the Fund.

When selling a futures contract, a Fund will maintain (and mark-to-market on a daily basis) liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in segregated liquid assets).

When selling a call option on a futures contract, a Fund will maintain (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may "cover" its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

When selling a put option on a futures contract, a Fund will maintain (and mark-to-market on a daily basis) liquid assets that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may "cover" the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

The Funds are limited in entering into futures contracts and options on futures contracts to positions which constitute "bona fide hedging" positions within the meaning and intent of applicable CFTC rules and, with respect to positions for non-hedging purposes, to positions for which the aggregate initial margins and premiums will not exceed 5% of the net assets of a Fund.

The requirements for qualification as a regulated investment company also may limit the extent to which a Fund may enter into futures, options on futures contracts or forward contracts. See "Taxation."

Risks Associated With Futures And Options On Futures Contracts. There are several risks associated with the use of futures and options on futures contracts as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and options on futures contracts on securities, including technical influences in futures trading and options on futures contracts, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities and creditworthiness of issuers. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed.

Index Swap Agreements. The Fund, other than the Money Market Funds, may enter into index swap agreements as an additional overlay strategy for cash reserves held by those Funds or to effect investment transactions consistent with these Fund's investment objective and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a "notional amount" (i.e. a specified dollar amount that is hypothetically invested in a "basket" of securities representing a particular index).

Under most swap agreements entered into by these Funds, the parties' obligations are determined on a "net basis." Consequently, a Fund's obligations or rights under a swap agreement will generally be equal only to a net amount based on the relative values of the positions held by each party. A Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating cash or other liquid assets to avoid any potential leveraging of a Fund's portfolio. No Fund will enter into a swap agreement with any single party if the net amount owned or to be received ender existing contracts with that party would exceed 5% of that Fund's assets.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting as both principals and agents using standardized swap documentation. As a result, the swap market has become relatively liquid.

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt. The market for swap agreements is largely unregulated. The Funds will only enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Funds' repurchase agreement guidelines.

Foreign Currency Futures  Contracts.  The Funds are also permitted to enter into
foreign  currency   futures   contracts  in  accordance  with  their  investment
objectives and as limited by the procedures outlined above.

A foreign currency futures contract is a bilateral agreement pursuant to which one party agrees to make, and the other party agrees to accept delivery of a specified type of debt security or currency at a specified price. Although such futures contacts by their terms call for actual delivery or acceptance of debt securities or currency, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

The Funds may sell a foreign currency futures contract to hedge against possible variations in the exchange rate of the foreign currency in relation to the US dollar or to effect investment transactions consistent with the Funds' investment objectives and strategies. When a manager anticipates a significant change in a foreign exchange rate while intending to invest in a foreign security, a Fund may purchase a foreign currency futures contract to hedge against a rise in foreign exchange rates pending completion of the anticipated transaction or as a means to gain portfolio exposure to that currency. Such a purchase would serve as a temporary measure to protect the Fund against any rise in the foreign exchange rate which may add additional costs to acquiring the foreign security position. The Funds may also purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate. The Funds may purchase a call option or write a put option on a foreign exchange futures contract to hedge against a decline in the foreign exchange rates or the value of its foreign securities. The Funds may write a call option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of foreign securities or as a means to gain portfolio exposure to a currency.

Forward Foreign Currency Exchange Transactions ("Forward Currency Contracts"). The Funds may engage in forward currency contracts to hedge against uncertainty in the level of future exchange rates or to effect investment transactions consistent with the Funds' investment objectives and strategies. The Funds will conduct their forward foreign currency exchange transactions either on a spot (i.e. cash) basis at the rate prevailing in the currency exchange market, or through entering into forward currency exchange contracts ("forward contract") to purchase or sell currency at a future date. A forward contract involves an obligation to purchase or sell a specific currency. For example, to exchange a certain amount of US dollars for a certain amount of Japanese Yen--at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts are (a) traded in an interbank market conducted directly between currency traders (typically, commercial banks or other financial institutions) and their customers, (b) generally have no deposit requirements and (c) are consummated without payment of any commissions. A Fund may, however, enter into forward currency contracts containing either or both deposit requirements and commissions. In order to assure that a Fund's forward currency contracts are not used to achieve investment leverage, the Fund will segregate liquid assets in an amount at all times equal to or exceeding the Fund's commitments with respect to these contracts. The Funds may engage in a forward contract that involves transacting in a currency whose changes in value are considered to be linked (a proxy) to a currency or currencies in which some or all of the Funds' portfolio securities are or are expected to be denominated. A Fund's dealings in forward contracts may involve hedging involving either specific transactions or portfolio positions or taking a position in a foreign currency. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of the Funds generally accruing in connection with the purchase or sale of their portfolio securities. Position hedging is the sale of foreign currency with respect to portfolio security positions denominated or quoted in the currency. A Fund may not enter into a forward currency contract to sell a particular currency to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in or currency convertible into that particular currency (or another currency or aggregate of currencies which act as a proxy for that currency). The Funds may enter into a forward currency contract to purchase a currency other than that held in the Funds' portfolios. If a Fund enters into a forward currency contract, liquid assets will be segregated in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. If the value of the securities that are segregated declines, additional liquid assets will be segregated so that the value of the segregated liquid assets will equal the amount of the Fund's commitment with respect to the contract. Forward currency transactions may be made from any foreign currency into US dollars or into other appropriate currencies.

At or before the maturity of a forward foreign currency contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward currency contract prices. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a currency and the date that it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency that it has agreed to sell exceeds the price of the currency that it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency that it has agreed to sell. There can be no assurance that new forward currency contracts or offsets will be available to a Fund.

Upon maturity of a forward currency contract, the Funds may (a) pay for and receive, or deliver and be paid for, the underlying currency, (b) negotiate with the dealer to roll over the contract into a new forward currency contract with a new future settlement date or (c) negotiate with the dealer to terminate the forward contract by entering into an offset with the currency trader whereby the parties agree to pay for and receive the difference between the exchange rate fixed in the contract and the then current exchange rate. A Fund also may be able to negotiate such an offset prior to maturity of the original forward contract. There can be no assurance that new forward contracts or offsets will always be available to the Funds.

The cost to a Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are involved. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward foreign currency contracts limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase.

If a devaluation is generally anticipated, a Fund may be able to contract to sell the currency at a price above the devaluation level that it anticipates. A Fund will not enter into a currency transaction if, as a result, it will fail to qualify as a regulated investment company under the Code, for a given year.

Forward foreign currency contracts are not regulated by the SEC. They are traded through financial institutions acting as market-makers. In the forward foreign currency market, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Moreover, a trader of forward contracts could lose amounts substantially in excess of its initial investments, due to the collateral requirements associated with such positions.

The market for forward currency contracts may be limited with respect to certain currencies. These factors will restrict a Fund's ability to hedge against the risk of devaluation of currencies in which the Fund holds a substantial quantity of securities and are unrelated to the qualitative rating that may be assigned to any particular portfolio security. Where available, the successful use of forward currency contracts draws upon a money manager's special skills and experience with respect to such instruments and usually depends on the money manager's ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of forward currency contracts or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits with respect to forward currency contracts, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of such instruments and movements in the price of the securities and currencies hedged or used for cover will not be perfect. In the case of proxy hedging, there is also a risk that the perceived linkage between various currencies may not be present or may not be present during the particular time a Fund is engaged in that strategy.

A Fund's ability to dispose of its positions in forward currency contracts will depend on the availability of active markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of forward currency contracts. Forward currency contracts may be closed out only by the parties entering into an offsetting contract. Therefore, no assurance can be given that the Fund will be able to utilize these instruments effectively for the purposes set forth above.

Forward foreign currency transactions are subject to the additional risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, (5) lesser trading volume and (6) that a perceived linkage between various currencies may not persist throughout the duration of the contracts.

Interest Rate Swaps. The Fixed Income I, Fixed Income III, Short Term Bond, Diversified Bond and Multistrategy Bond Funds may enter into interest rate swaps, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When a Fund engages in an interest rate swap, it exchanges its obligations to pay or rights to receive interest payments for the obligations or rights to receive interest payments of another party (i.e., an exchange of floating rate payments for fixed rate payments). The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date. Inasmuch as these hedging transactions are entered into for good faith hedging purposes, the money managers and the Funds believe such obligations do not constitute senior securities and, accordingly, will not treat them as being subject to the Funds' borrowing restrictions. The net amount of the excess, if any, of the Funds' obligations over their entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Funds' custodian. To the extent that the Funds enter into interest rate swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds' obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. The Funds will not enter into any interest rate swaps unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in the highest rating category of at least one nationally recognized rating organization at the time of entering into such transaction. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a money manager using this technique is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of a Fund would diminish compared to what it would have been if this investment technique was not used.

A Fund may only enter into interest rate swaps to hedge its portfolio. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. If the other party to an interest rate swap defaults, the Funds' risk of loss consists of the net amount of interest payments that the Funds are contractually entitled to receive. Since interest rate swaps are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their rights to receive interest on their portfolio securities and their rights and obligations to receive and pay interest pursuant to interest rate swaps.

Additional Risks Of Options On Securities, Futures Contracts, Options On Futures Contracts, And Forward Currency Exchange Contract And Options Thereon. Options on securities, futures contracts, options on futures contracts, currencies and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.

Hedging Strategies. The Funds, other than the money market funds, may use equity or fixed income securities and derivatives such as index futures contracts, futures options, exchange traded and over-the-counter options and/or index or interest rate swaps as overlay strategies for cash reserves held by those Funds. For example: cash reserves are exposed to the performance of appropriate markets through the performance of index futures contracts. As a result, a Fund will realize gains or losses based on the performance of the appropriate market corresponding to the relevant indexes for which futures contracts have been purchased. Thus, each Fund's cash reserves will always be fully exposed to the performance of appropriate markets.

Financial futures contracts may be used by the International, Emerging Markets, Fixed Income I, Fixed Income III, International Securities, Diversified Bond, Short Term Bond, Multistrategy Bond and Tax Exempt Bond Funds as a hedge during or in anticipation of adverse market events such as, in the case of the bond Funds, interest rate changes. For example: if interest rates were anticipated to rise, financial futures contracts would be sold (short hedge) which would have an effect similar to selling bonds. Once interest rates increase, fixed-income securities held in a Fund's portfolio would decline, but the futures contract value would decrease, partly offsetting the loss in value of the fixed-income security by enabling the Fund to repurchase the futures contract at a lower price to close out the position.

The Funds may purchase a put and/or sell a call option on a stock index futures contract instead of selling a futures contract in anticipation of an equity market decline. Purchasing a call and/or selling a put option on a stock index futures contract is used instead of buying a futures contract in anticipation of an equity market advance, or to temporarily create an equity exposure for cash reserves until those balances are invested in equities. Options on financial futures are used in a similar manner in order to hedge portfolio securities against anticipated market changes.

Risk Associated with Hedging Strategies. There are certain investment risks in using futures contracts and/or options as a hedging technique. One risk is the imperfect correlation between price movement of the futures contracts or options and the price movement of the portfolio securities, stock index or currency subject of the hedge. The risk increases for the Tax Exempt Bond Fund since financial futures contracts that may be engaged in are on taxable securities rather than tax exempt securities. There is no assurance that the price of taxable securities will move in a similar manner to the price of tax exempt securities. Another risk is that a liquid secondary market may not exist for a futures contract causing a Fund to be unable to close out the futures contract thereby affecting the Fund's hedging strategy.

In addition, foreign currency options and foreign currency futures involve additional risks. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions could also be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.

Depository Receipts. A Fund may hold securities of foreign issuers in the form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs") and European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs"), or other securities convertible into securities of eligible European or Far Eastern issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world. GDRs are traded on major stock exchanges, particularly the London SEAQ International trading system. For purposes of a Fund's investment policies, the Fund's investments in ADRs, ADSs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into US dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Funds may invest in sponsored and unsponsored ADRs.

ETF'S or Exchange Traded Funds. The Funds may invest in shares of open-end mutual funds or unit investment trusts that are traded on a stock exchange, called exchange-traded funds or ETFs. Typically, an ETF seeks to track the performance of an index, such as the S&P 500 or the NASDAQ 100, by holding in its portfolio either the same securities that comprise the index, or a representative sample of the index. Investing in an ETF will give a fund exposure to the securities comprising the index on which the ETF is based, and the Funds will gain or lose value depending on the performance of the index. ETFs have expenses, including advisory and administrative fees paid by ETF shareholders, and, as a result, an investor in the Funds is subject to a duplicate level of fees if a Fund invests in ETFs.

Unlike shares of typical mutual funds or unit investment trusts, shares of ETFs are bought and sold based on market values throughout each trading day, and not at net asset value. For this reason, shares could trade at either a premium or discount to net asset value. Currently, the Funds intend to invest only in ETFs that track equity market indices. The portfolios held by these ETFs are publicly disclosed on each trading day, and an approximation of actual net asset value is disseminated throughout the trading day. Because of this transparency, the trading prices of these index-based ETFs tend to closely track the actual net asset value of the underlying portfolios. If available, the Funds may invest in ETFs that are based on fixed income indices, or that are actively managed. Actively managed ETFs will likely not have the transparency of index based ETFs, and therefore, may be more likely to trade at a discount or premium to actual net asset values. If an ETF held by the fund trades at a discount to net asset value, the fund could lose money even if the securities in which the ETF invests go up in value.

Common Stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity's preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Preferred Stocks and Convertible Securities. Convertible debt securities and preferred stock entitle the holder to acquire the issuer's common stock by exchange or purchase for a predetermined rate. Convertible securities are subject both to the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities. Convertible securities rank senior to common stocks in a corporation's capital structure. They are consequently of higher quality and entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The Funds may purchase convertible securities rated Ba or lower by Moody's Investors Service, Inc. ("Moody's") or BB or lower by Standard & Poor's Ratings Group ("S&P") and may also purchase non-rated securities considered by the manager to be of comparable quality. Although the fund selects these securities primarily on the basis of their equity characteristics, investors should be aware that debt securities rated in these categories are considered high risk securities; the rating agencies consider them speculative, and payment of interest and principal is not considered well assured. To the extent that such convertible securities are acquired by the fund, there is a greater risk as to the timely payment of the principal of, and timely payment of interest or dividends on, such securities than in the case of higher rated convertible securities.

Real Estate Investment Trusts. The Funds may invest in equity real estate investment trusts ("REITs"). REITs are entities which either own properties or make construction or mortgage loans. Equity REITs may also include operating or finance companies. Equity REITs own real estate directly and the value of, and income earned by, the trust depends upon the income of the underlying properties and the rental income they earn. Equity REITs can also realize capital gains by selling properties that have appreciated in value. A Fund's investments in REITs are subject to the risks associated with particular properties and with the real estate market in general, including the risks of a general downturn in real estate values. The value of securities issued by REITs are affected by tax and regulatory requirements and by perceptions of management skill. A Fund's investments in REITs is also subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation, the possibility of failing to qualify for tax-free status under the Internal Revenue Code of 1986, as amended (the "Code"), and failing to maintain exemption from the 1940 Act. Like mutual funds, REITs have expenses, including advisory and administration fees paid by REIT shareholders, and, as a result, an investor in the Funds is subject to a duplicate level of fees if a Fund invests in REITs.

Commercial Paper. Commercial paper consists of short-term (usually 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender, such as the fund pursuant to which the lender may determine to invest varying amounts. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for such notes.

Bank Instruments. The Diversified Bond, Multistrategy Bond, Short Term Bond, Money Market, Fixed Income I and Fixed Income III Funds may invest in bank instruments, which include Eurodollar certificates of deposit ("ECDs"), Eurodollar time deposits ("ETDs") and Yankee Certificates of deposit ("Yankee CDs"). ECDs, ETDs, and Yankee CDs are subject to somewhat different risks from the obligations of domestic banks. ECDs are US dollar denominated certificates of deposit issued by foreign branches of US and foreign banks; ETDs are US dollar denominated time deposits in a foreign branch of a US bank or a foreign bank; and Yankee CDs are certificates of deposit issued by a US branch of a foreign bank denominated in US dollars and held in the United States. Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing and recordkeeping, and the public availability of information. These factors will be carefully considered by the money managers when evaluating credit risk in the selection of investments for the Multistrategy Bond Fund, Diversified Bond Fund, Short Term Bond Fund, Money Market Fund and Fixed Income I Fund.

Indexed Commercial Paper. Indexed commercial paper is US-dollar denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on indexed commercial paper is established at maturity as a function of spot exchange rates between the US dollar and a designated currency as of or about that time. The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on US-dollar denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity. While such commercial paper entails risk of loss of principal, the potential risk for realizing gains as a result of changes in foreign currency exchange rates enables a Fund to hedge (or cross-hedge) against a decline in the US dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return. Currently only the Fixed Income III and Multistrategy Bond Funds intend to invest in indexed commercial paper, and then only for hedging purposes.

US Government Obligations. The types of US government obligations the Funds may purchase include: (1) a variety of US Treasury obligations which differ only in their interest rates, maturities and times of issuance: (a) US Treasury bills at time of issuance have maturities of one year or less, (b) US Treasury notes at time of issuance have maturities of one to ten years and (c) US Treasury bonds at time of issuance generally have maturities of greater than ten years; (2) obligations issued or guaranteed by US government agencies and instrumentalities and supported by any of the following: (a) the full faith and credit of the US Treasury (such as Government National Mortgage Association participation certificates), (b) the right of the issuer to borrow an amount limited to a specific line of credit from the US Treasury, (c) discretionary authority of the US government agency or instrumentality or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks and Federal National Mortgage Association). No assurance can be given that the US government will provide financial support to such US government agencies or instrumentalities described in (2)(b), (2)(c) and
(2)(d) in the future, other than as set forth above, since it is not obligated to do so by law. Accordingly, such US government obligations may involve risk of loss of principal and interest. The Funds may invest in fixed-rate and floating or variable rate US government obligations. The Funds may purchase US government obligations on a forward commitment basis.

STRIPS. The Funds may invest in STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by separating the interest and principal components of an outstanding U.S. Treasury or agency note or bond and selling them as individual securities. STRIPS generally trade like zero coupon securities, which do not pay interest periodically but accrue interest until maturity. STRIPS tend to be subject to the same risks as zero coupon securities. The market prices of STRIPS generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.

Variable And Floating Rate Securities. A floating rate security is one whose terms provide for the automatic adjustment of an interest rate whenever a specified interest rate changes. A variable rate security is one whose terms provide for the automatic establishment of a new interest rate on set dates. The interest rate on floating rate securities is ordinarily tied to and is a specified margin above or below the prime rate of a specified bank or some similar objective standard, such as 90-day US Treasury Bill rate, and may change as often as daily. Generally, changes in interest rates on variable and floating rate securities will reduce changes in the securities' market value from the original purchase price resulting in the potential for capital appreciation or capital depreciation being less than for fixed-income obligations with a fixed interest rate.

The U.S. Government Money Market Fund may purchase variable rate US government obligations which are instruments issued or guaranteed by the US government, or an agency or instrumentality thereof, which have a rate of interest subject to adjustment at regular intervals but no less frequently than annually. Variable rate US government obligations whose interest rates are readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

Variable Amount Master Demand Notes. The Money Market Fund may invest in variable amount master demand notes. Variable amount master demand notes are unsecured obligations redeemable upon notice that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. A variable amount master demand note differs from ordinary commercial paper in that (1) it is issued pursuant to a written agreement between the issuer and the holders, (2) its amount may, from time to time, be increased (subject to an agreed maximum) or decreased by the holder of the issue, (3) it is payable on demand, (4) its rate of interest payable varies with an agreed upon formula and (5) it is not typically rated by a rating agency.

Warrants. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Zero Coupon Securities. Zero coupon securities are notes, bonds and debentures that (1) do not pay current interest and are issued at a substantial discount from par value, (2) have been stripped of their unmatured interest coupons and receipts or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts. Zero coupon securities trade at a discount from their par value and are subject to greater fluctuations of market value in response to changing interest rates.

Mortgage-Related   And   Other   Asset-Backed    Securities.    The   forms   of
mortgage-related and other asset-backed securities the Funds may invest in include the securities described below:

Mortgage Pass-Through Securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are generally made monthly. The securities are "pass-through" securities because they provide investors with monthly payments of principal and interest which in effect are a "pass-through" of the monthly payments made by the individual borrowers on the underlying mortgages, net of any fees paid to the issuer or guarantor. The principal governmental issuer of such securities is the Government National Mortgage Association ("GNMA"), which is a wholly owned US government corporation within the Department of Housing and Urban Development. Government related issuers include the Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States created pursuant to an Act of Congress, and which is owned entirely by the Federal Home Loan Banks, and the Federal National Mortgage Association ("FNMA"), a government sponsored corporation owned entirely by private stockholders. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.

Collateralized Mortgage Obligations. Collateralized mortgage obligations ("CMOs") are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and pre-paid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage passthrough securities guaranteed by GNMA, FHLMC, or FNMA. CMOs are structured into multiple classes (or "tranches"), with each class bearing a different stated maturity.

Asset-Backed Securities including Asset-Backed Commercial Paper. Asset-backed securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage-related pass-through securities. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit liquidity support, surety bond, limited guarantee by another entity or by priority to certain of the borrower's other securities. The degree of enhancement varies, generally applying only until exhausted and covering only a fraction of the security's par value. If the credit enhancement held by a Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience loss or delay in receiving payment and a decrease in the value of the security.

Risk Factors. Prepayment of principal on mortgage or asset-backed securities may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, the value of mortgage-related securities is affected by fluctuations in interest rates.

Loan Participations. The Funds may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. In purchasing the loan participations, a Fund assumes the credit risk associated with the corporate buyer and may assume the credit risk associated with the interposed bank or other financial intermediary. The participation may not be rated by a nationally recognized rating service. Further, loan participations may not be readily marketable and may be subject to restrictions on resale. Loan participations are generally illiquid investments and are priced through a nationally recognized pricing service which determines loan prices by surveying available dealer quotations. If the corporate borrower defaults on its obligations, a Fund may end up owning the underlying collateral.

Municipal Obligations. "Municipal obligations" are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities the interest from which may be exempt from federal income tax in the opinion of bond counsel to the issuer. Municipal obligations include debt obligations issued to obtain funds for various public purposes and certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations are classified as general obligation bonds, revenue bonds and notes.

Municipal Bonds. Municipal bonds generally have maturities of more than one year when issued and have two principal classifications -- General Obligation Bonds and Revenue Bonds.

          General Obligation Bonds - are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest.

          Revenue Bonds - are payable only from the revenues derived from a particular facility or group of facilities or from the proceeds of special excise or other specific revenue service.

          Industrial Development Bonds - are a type of revenue bond and do not generally constitute the pledge of credit of the issuer of such bonds. The payment of the principal and interest on such bonds is dependent on the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment. Industrial development bonds are issued by or on behalf of public authorities to raise money to finance public and private facilities for business, manufacturing, housing, ports, pollution control, airports, mass transit and other similar type projects.

Municipal Notes. Municipal notes generally have maturities of one year or less when issued and are used to satisfy short-term capital needs. Municipal notes include:

         Tax Anticipating Notes - are issued to finance working capital needs of municipalities and are generally issued in anticipation of future tax revenues.

         Bond Anticipating Notes - are issued in expectation of a municipality issuing a long-term bond in the future. Usually the long-term bonds provide the money for the repayment of the notes.

         Revenue Anticipation Notes - are issued in expectation of receipt of other types of revenues such as certain federal revenues.

         Construction Loan Notes - are sold to provide construction financing and may be insured by the Federal Housing Administration. After completion of the project, FNMA or GNMA frequently provides permanent financing.

         Pre-Refunded Municipal Bonds - are bonds no longer secured by the credit of the issuing entity, having been escrowed with US Treasury securities as a result of a refinancing by the issuer. The bonds are escrowed for retirement either at original maturity or at an earlier call date.

         Tax Free Commercial Paper - is a promissory obligation issued or guaranteed by a municipal issuer and frequently accompanied by a letter of credit of a commercial bank. It is used by agencies of state and local governments to finance seasonal working capital needs, or as short-term financing in anticipation of long-term financing.

         Tax Free Floating and Variable Rate Demand Notes - are municipal obligations backed by an obligation of a commercial bank to the issuer thereof which allows the issuer to issue securities with a demand feature, which, when exercised, becomes effective in a stated time period of 1 to 30 days. The rate on the notes is readjusted periodically at a negotiated market clearing rate.

         Tax Free Participation Certificates - are tax free floating, or variable rate demand notes which are issued by a bank, insurance company or other financial institution or affiliated organization that sells a participation in the note. They are usually purchased by the Tax Exempt Bond and Tax Free Money Market Funds to maintain liquidity. The Funds' money managers will continually monitor the pricing, quality and liquidity of the floating and variable rate demand instruments held by the Funds, including the participation certificates.

         A participation certificate gives a Fund an undivided interest in the municipal obligation in the proportion that the Fund's participation interest bears to the total principal amount of the municipal obligation and provides the demand feature described below. Each participation is backed by: an irrevocable letter of credit or guaranty of a bank which may be the bank issuing the participation certificate, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the certificate of participation; or an insurance policy of an insurance company that the money manager has determined meets the prescribed quality standards for the Fund. The Fund has the right to sell the participation certificate back to the institution and draw on the letter of credit or insurance on demand after thirty days' notice for all or any part of the full principal amount of the Fund's participation interest in the security plus accrued interest. The Funds' money managers intend to exercise the demand feature only (1) upon a default under the terms of the bond documents, (2) as needed to provide liquidity to the Funds in order to make redemptions of Fund Shares, or (3) to maintain the required quality of its investment portfolios.

         The institutions issuing the participation certificates will retain a service and letter of credit fee and a fee for providing the demand feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the participations were purchased by a Fund. The total fees generally range from 5% to 15% of the applicable prime rate or other interest rate index. The Fund will attempt to have the issuer of the participation certificate bear the cost of the insurance. The Fund retains the option to purchase insurance if necessary, in which case the cost of insurance will be a capitalized expense of the Fund.

Demand Notes. The Tax Exempt Bond, Money Market and Tax Free Money Market Funds may purchase municipal obligations with the right to a "put" or "stand- by commitment." A "put" on a municipal obligation obligates the seller of the put to buy within a specified time and at an agreed upon price a municipal obligation the put is issued with. A stand-by commitment is similar to a put except the seller of the commitment is obligated to purchase the municipal obligation on the same day the Fund exercises the commitment and at a price equal to the amortized cost of the municipal obligation plus accrued interest. The seller of the put or stand-by commitment may be the issuer of the municipal obligation, a bank or broker-dealer.

The Funds will enter into put and stand-by commitments with institutions such as banks and broker-dealers that the Funds' money managers continually believe satisfy the Funds' credit quality requirements. The ability of the Funds to exercise the put or stand-by commitment may depend on the seller's ability to purchase the securities at the time the put or stand-by commitment is exercised or on certain restrictions in the buy back arrangement. Such restrictions may prohibit the Funds from exercising the put or stand-by commitment except to maintain portfolio flexibility and liquidity. In the event the seller would be unable to honor a put or stand-by commitment for financial reasons, the Funds may, in the opinion of Funds' management, be a general creditor of the seller. There may be certain restrictions in the buy back arrangement which may not obligate the seller to repurchase the securities. (See, "Certain Investments -- Municipal Notes -- Tax Free Participation Certificates.")

The Tax Exempt Bond, Money Market and Tax Free Money Market Funds may purchase from issuers floating or variable rate municipal obligations some of which are subject to payment of principal by the issuer on demand by the Funds (usually not more than thirty days' notice). The Funds may also purchase floating or variable rate municipal obligations or participations therein from banks, insurance companies or other financial institutions which are owned by such institutions or affiliated organizations. Each participation is usually backed by an irrevocable letter of credit, or guaranty of a bank or insurance policy of an insurance company.

Economic and Monetary Union (EMU). EMU began on January 1, 1999 when 11 European countries adopted a single currency -- the Euro. On January 1, 2002, those 11 countries adopted the Euro as their sole currency. EMU may create new economic opportunities for investors, such as lower interest rates, easier cross-border mergers, acquisitions and similar restructurings, more efficient distribution and product packaging and greater competition. Budgetary decisions remain in the hands of each participating country, but are subject to each country's commitment to avoid "excessive deficits" and other more specific budgetary criteria. A European Central Bank is responsible for setting the official interest rate within the Euro zone. EMU and the introduction of the Euro, however, present unique risks and uncertainties for investors in EMU-participating countries, including: (i) monetary and economic union on this scale has never before been attempted; (ii) there is uncertainty whether participating countries will remain committed to EMU in the face of changing economic conditions; (iii) instability within EMU may increase the volatility of European markets and may adversely affect the prices of securities of European issuers in the fund's portfolio; (iv) there is uncertainty concerning the fluctuation of the Euro relative to non-Euro currencies; and (v) there is no assurance that interest rate, tax and labor regimes of EMU-participating countries will converge over time. These and other factors may cause market disruption and could adversely affect European securities and currencies held by the fund.

Investment In Foreign Securities. The Funds may invest in foreign securities traded on US or foreign exchanges or in the over-the-counter market. Investing in securities issued by foreign governments and corporations involves considerations and possible risks not typically associated with investing in obligations issued by the US government and domestic corporations. Less information may be available about foreign companies than about domestic companies, and foreign companies generally are not subject to the same uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including nationalization, expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the United States.

Investment In Emerging Markets. Foreign investment may include emerging market debt. Emerging markets consist of countries determined by the money managers of a Fund to have developing or emerging economies and markets. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe. The Funds may invest in the following types of emerging market debt -- bonds; notes and debentures of emerging market governments; debt and other fixed-income securities issued or guaranteed by emerging market government agencies, instrumentalities or central banks; and other fixed-income securities issued or guaranteed by banks or other companies in emerging markets which the money managers believe are suitable investments for the Funds. The considerations outlined above when making investments in foreign securities also apply to investments in emerging markets. The risks associated with investing in foreign securities are often heightened for investments in developing or emerging markets. Investments in emerging or developing markets involve exposure to economic structures that are generally less diverse and mature, and to political systems which can be expected to have less stability, than those of more developed countries. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the US economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Because the Funds' foreign securities will generally be denominated in foreign currencies, the value of such securities to the Funds will be affected by changes in currency exchange rates and in exchange control regulations. A change in the value of a foreign currency against the US dollar will result in a corresponding change in the US dollar value of the Funds' foreign securities. In addition, some emerging market countries may have fixed or managed currencies which are not free-floating against the US dollar. Further, certain emerging market countries' currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the US dollar. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Foreign Government Securities. Foreign government securities which the Funds may invest in generally consist of obligations issued or backed by the national, state or provincial government or similar political subdivisions or central banks in foreign countries. Foreign government securities also include debt obligations of supranational entities, which include international organizations designated or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. These securities also include debt securities of "quasi-government agencies" and debt securities denominated in multinational currency units of an issuer.

Other Debt Securities. Multistrategy Bond and Fixed Income III Funds may invest in debt securities issued by supranational organizations such as:

         The World Bank -- An international bank which was chartered to finance development projects in developing member countries.

         The European Community -- An organization which consists of certain European states engaged in cooperative economic activities.

         The European Coal and Steel Community -- An economic union of various European nations' steel and coal industries.

         The Asian Development Bank -- An international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions.

Multistrategy Bond and Fixed Income III Funds may also invest in debt securities denominated in the ECU, which is a "basket" consisting of specific amounts of currency of member states of the European Economic Community. The Counsel of Ministers of the European Economic Community may adjust specific amounts of currency comprising the ECU to reflect changes in the relative values of the underlying currencies. The money managers investing in these securities do not believe that such adjustments will adversely affect holders of ECU-denominated obligations or the marketability of the securities.

Brady Bonds. The Fixed Income III, Multistrategy Bond, Short Term Bond, International Securities Funds may invest in Brady Bonds, the products of the "Brady Plan," under which bonds are issued in exchange for cash and certain of a country's outstanding commercial bank loans. The Brady Plan offers relief to debtor countries that have effected substantial economic reforms. Specifically, debt reduction and structural reform are the main criteria countries must satisfy in order to obtain Brady Plan status. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily US-dollar) and are actively traded on the over-the-counter market.

Credit And Liquidity Enhancements. The Money Market Funds may invest in securities supported by credit and liquidity enhancements from third parties, generally letters of credit from foreign or domestic banks. Adverse changes in the credit quality of these institutions could cause losses to Money Market Funds that invest in these securities and may affect their share price.

                                      TAXES

Tax Information for All Funds

The information discussed in this section applies generally to all of the Funds, but is supplemented or modified in additional separate sections that are provided below for Tax-Exempt Bond Fund, Money Market Fund, U.S. Government Money Market Fund and Tax Free Money Market Fund.

Distributions of Net Investment Income. Each Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. If you are a taxable investor, any distributions by the Fund from such income (other than certain qualified dividend income, described below) will be taxable to you as ordinary income, whether you receive them in cash or in additional shares.

If you are an individual investor, a portion of the dividends you receive from certain Funds may be treated as "qualified dividend income" which is taxable to individuals at the same rates that are applicable to long-term capital gains. A Fund distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met. Fund distributions generally will not qualify as qualified dividend income to the extent attributable to interest, capital gains, REIT distributions and, in many cases, distributions from non-U.S. corporations.

Distributions of Capital Gain. A Fund may realize a capital gain or loss in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gain will be taxable to you as ordinary income. Distributions from net long-term capital gain will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net capital gain realized by a Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.

Effect of Foreign Investments on Distributions. Most foreign exchange gain realized by a Fund on the sale of debt securities is treated as ordinary income. Similarly, foreign exchange loss realized on the sale of debt securities generally is treated as ordinary loss. This gain when distributed will be taxable to you as ordinary income, and any loss will reduce a Fund's ordinary income otherwise available for distribution to you. This treatment could increase or decrease a Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital. A return of capital generally is not taxable to you, but reduces the tax basis of your shares in the Fund. Any return of capital in excess of your basis is taxable as a capital gain.

Certain Funds may invest in foreign securities and may be subject to foreign withholding taxes on income from these securities. This, in turn, could reduce ordinary income distributions to you. If more than 50% of such a Fund's total assets at the end of the fiscal year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, the year-end statement you receive from the Fund will show more taxable income than was actually distributed to you. In that case, you will be entitled either to deduct your share of these taxes in computing your taxable income or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). The Fund will provide you with the information necessary to complete your personal income tax return if it makes this election.

Information on the Amount and Tax Character of Distributions. Each Fund will inform you of the amount of your ordinary income and capital gain dividends at the time they are paid, and will advise you of its tax status for federal income tax purposes shortly after the end of each calendar year. If you have not held Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your investment in the Fund. Taxable distributions declared by a Fund in October, November or December to shareholders of record in such a month but paid in January are taxable to you as if they were paid in December.

Election to be Taxed as a Regulated Investment Company. Each Fund intends to elect or has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). Each Fund that has been in existence for more than one year has qualified as a regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. As a regulated investment company, a Fund generally pays no federal income tax on the income and gain it distributes to you. The Board of Trustees reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders. In such a case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gain, and distributions to you would be taxed as ordinary dividend income to the extent of the Fund's earnings and profits.

Excise Tax Distribution Requirements. To avoid federal excise taxes, the Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year. Each Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemption of Fund Shares. Redemptions (including redemptions in kind) and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange them for shares of a different FRIC Fund, the IRS will require that you report any gain or loss on your redemption or exchange. If you held your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you held your shares.

Redemptions at a Loss Within Six Months of Purchase. Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by a Fund on those shares.

Wash Sales. All or a portion of any loss that you realize on a redemption of your Fund shares is disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules is added to your tax basis in the new shares.

U.S. Government Securities. The income earned on certain U.S. government securities is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by a Fund. The income on Fund investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA) or Federal National Mortgage Association
(FNMA) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends-Received Deduction for Corporations. If you are a corporate shareholder, a percentage of the dividends paid by certain Funds for the most recent fiscal year may have qualified for the dividends-received deduction. You may be allowed to deduct a portion of these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends, if certain holding period and other requirements are met. The dividends-received deduction will be available only with respect to dividends designated by a Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation. If a Fund's income is derived primarily from either investments in foreign rather than domestic securities or interest rather than dividends, generally none of its distributions are expected to qualify for the corporate dividends-received deduction.

Investment in Complex Securities. A Fund may invest in complex securities that may be subject to numerous special and complex tax rules. These rules could affect whether gain or loss recognized by the Fund is treated as ordinary or capital, or as interest or dividend income. These rules could also accelerate the recognition of income to the Fund (possibly causing the Fund to sell securities to raise the cash for necessary distributions). These rules could defer the Fund's ability to recognize a loss, and, in limited cases, subject the Fund to U.S. federal income tax on income from certain foreign securities. These rules could, therefore, affect the amount, timing, or character of the income distributed to you by the Fund.

Non-U.S. Investors. Non-U.S. investors may be subject to U.S. withholding and estate tax, and are subject to special U.S. tax certification requirements. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in the Fund.

Backup Withholding. By law, each Fund must withhold a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number, certify that this number is correct, certify that you are not subject to backup withholding, and certify that you are a U.S. person (including a U.S. resident alien). A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the rate will be 28% for calendar years through 2010.

Additional Tax Information With Respect to the Tax-Exempt Bond Fund

The tax information described in "Tax Information for All Funds" above applies to the Tax-Exempt Bond Fund, except as noted in this section.

Exempt-Interest Dividends. By meeting certain requirements of the Code, the Fund qualifies to pay exempt-interest dividends to you. These dividends are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax when they are paid to you. In addition, to the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands and Guam), they also may be exempt from that state's personal income taxes. Most states, however, do not grant tax-free treatment to interest on state and municipal securities of other states.

Dividends from Taxable Income. The Fund may earn taxable income from many sources, including income from temporary investments, discount from stripped obligations or their coupons, income from securities loans or other taxable transactions, and ordinary income from the sale of market discount bonds. Any distributions by the Fund from this income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares. Because the Fund's income is derived primarily from interest rather than dividends, none of its distributions are expected to qualify as qualified dividend income for individual shareholders.

Information on the Amount and Tax Character of Distributions. The Fund will inform you of the amount of your taxable ordinary income and capital gain dividends at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the end of each calendar year, including the portion of the distributions that on average are comprised of taxable income or interest income that is a tax preference item when determining your alternative minimum tax. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as taxable, tax-exempt or tax preference income, a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your investment in the Fund. Taxable distributions declared by the Fund in October, November or December to shareholders of record in such a month but paid in January are taxed to you as if made in December.

Redemption at a Loss Within Six Months of Purchase. Any loss incurred on the redemption or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends paid to you with respect to your Fund shares, and any remaining loss will be treated as a long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares.

Dividends-Received Deduction for Corporations. Because the Fund's income is derived primarily from interest rather than dividends, none of its distributions are expected to qualify for the corporate dividends-received deduction.

Alternative Minimum Tax. Interest on certain private activity bonds, while exempt from regular federal income tax, is a preference item for you when determining your alternative minimum tax under the Code and under the income tax provisions of several states. Private activity bond interest could subject you to or increase your liability under the federal and state alternative minimum taxes, depending on your personal or corporate tax position. If you are a person defined in the Code as a substantial user (or person related to a user) of a facility financed by private activity bonds, you should consult with your tax advisor before buying shares of the Fund.

Treatment of Interest on Debt Incurred to Hold Fund Shares. Interest on debt you incur to buy or hold Fund shares may not be deductible for federal income tax purposes.

Loss of Status of Securities as Tax-Exempt. Failure of the issuer of a tax-exempt security to comply with certain legal or contractual requirements relating to the security could cause interest on the security, as well as Fund distributions derived from this interest, to become taxable, perhaps retroactively to the date the security was issued.

Additional Tax Information With Respect to the Money Market Fund, the U.S. Government Money Market Fund and the Tax Free Money Market Fund

The tax information described in "Tax Information for All Funds" above applies to the Money Market Fund, U.S. Government Money Market Fund and Tax Free money Market Fund except as noted in this section.

Distributions of Net Investment Income. Each Fund typically pays dividends from its daily net income each day that its net asset value is calculated. The Fund's daily net income includes accrued interest and any original issue or acquisition discount, plus or minus any gain or loss on the sale of portfolio securities and changes in unrealized appreciation or depreciation in portfolio securities (to the extent required to maintain a stable $1 share price), less the estimated expenses of the Fund. Any distributions by the Fund from such income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares. Because the Fund's income is derived primarily from interest rather than dividends, none of its distributions are expected to qualify as qualified dividend income for individual shareholders.

Exempt-Interest Dividends (Only Applies to Tax Free Money Market Fund). By meeting certain requirements of the Code, the Tax Free Money Market Fund (but not the U.S. Government Money Market Fund nor the Money Market Fund) has qualified and continues to qualify to pay exempt-interest dividends to you. These dividends are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax when they are distributed to you. In addition, to the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands or
Guam), they also may be exempt from that state's personal income taxes. Most states generally do not grant tax-free treatment to interest on state and municipal securities of other states.

Dividends from Taxable Income (Only Applies to Tax Free Money Market Fund). The Tax Free Money Fund may earn taxable income from many sources, including on any temporary investments, the discount from stripped obligations or their coupons, income from securities loans or other taxable transactions, or ordinary income derived from the sale of market discount bonds. Any distributions by the Tax Free Money Market Fund from such income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares. Because the Fund's income is derived primarily from interest rather than dividends, none of its distributions are expected to qualify as qualified dividend income for individual shareholders.

Distributions of Capital Gain. A Fund may derive capital gain or loss in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gain will be taxable to you as ordinary income. Because each Fund is a money fund, it does not expect to realize any long-term capital gain.

Maintaining a $1 Share Price. Gain and loss on the sale of portfolio securities and unrealized appreciation or depreciation in the value of these securities may require the money market funds to adjust distributions to maintain its $1 share price. These procedures may result in under- or over-distributions by the Fund of its net investment income.

Effect of Foreign  Investments  on  Distributions  (Only Applies to Money Market
Fund). Most foreign exchange gain realized on the sale of debt securities is treated as ordinary income by the Money Market Fund. Similarly, foreign exchange loss realized on the sale of debt securities generally is treated as ordinary loss. This gain when distributed will be taxable to you as ordinary income, and any loss will reduce the Money Market Fund's ordinary income otherwise available for distribution to you. This treatment could increase or decrease the Fund's ordinary income distributions to you.

The Money Market Fund may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce ordinary income distributions to you.

Information on the Amount and Tax Character of Distributions. The Fund will inform you of the amount of your taxable ordinary income (including qualified dividend income) and capital gain dividends at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the end of each calendar year (including, for the Tax Free Money Market Fund, the portion of the distributions that on average are comprised of taxable income or interest income that is a tax preference item when determining your alternative minimum tax). If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as taxable income (or tax-exempt or tax preference income for shareholders of the Tax Free Money Market Fund), a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your investment in the Fund. Taxable distributions declared by the Fund in December but paid in January are taxed to you as if made in December.

Redemption of Fund Shares. Redemptions (including redemptions in kind) and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. Because each Fund tries to maintain a stable $1 share price, however, you should not expect to realize any capital gain or loss on the sale or exchange of your shares. For tax purposes, an exchange of your Fund shares for shares of a different FRIC Fund is the same as a sale.

Dividends-Received Deduction for Corporations. Because the Funds' income is derived primarily from interest rather than dividends, none of its distributions are expected to qualify for the corporate dividends-received deduction.

Alternative Minimum Tax (Only Applies to Tax Free Money Market Fund). Interest on certain private activity bonds, while exempt from regular federal income tax, is a preference item for you when determining your alternative minimum tax under the Code and under the income tax provisions of several states. Private activity bond interest could subject you to or increase your liability under the federal and state alternative minimum taxes, depending on your personal or corporate tax position. If you are a person defined in the Code as a substantial user (or person related to a user) of a facility financed by private activity bonds, you should consult with your tax advisor before buying shares of the Fund.

         At October 31, 2003, certain of the Funds had net tax basis capital loss carryforwards which may be applied against any realized net taxable gains of each succeeding year until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

---------------------- ---------- --------- ----------- ----------- ----------- ------------- ------------ ----------- -------------
         Fund          10/31/04   10/31/05   10/31/06    10/31/07    10/31/08     10/31/09     10/31/10     10/31/11      TOTAL

---------------------- ---------- --------- ----------- ----------- ----------- ------------- ------------ ----------- -------------
---------------------- ---------- --------- ----------- ----------- ----------- ------------- ------------ ----------- -------------
Equity I                      $0        $0          $0          $0          $0  $125,599,690  $63,611,111          $0  $189,210,801
---------------------- ---------- --------- ----------- ----------- ----------- ------------- ------------ ----------- -------------
---------------------- ---------- --------- ----------- ----------- ----------- ------------- ------------ ----------- -------------
Equity II                      0         0           0           0           0             0      706,113           0       706,113
---------------------- ---------- --------- ----------- ----------- ----------- ------------- ------------ ----------- -------------
---------------------- ---------- --------- ----------- ----------- ----------- ------------- ------------ ----------- -------------
Equity Q                       0         0           0           0           0   106,032,081  163,631,602  50,810,166   320,473,849
---------------------- ---------- --------- ----------- ----------- ----------- ------------- ------------ ----------- -------------
---------------------- ---------- --------- ----------- ----------- ----------- ------------- ------------ ----------- -------------
Tax-Managed Large              0         0     456,687     716,803  15,494,001    40,037,533   59,069,223           0   115,774,247
   Cap
---------------------- ---------- --------- ----------- ----------- ----------- ------------- ------------ ----------- -------------
---------------------- ---------- --------- ----------- ----------- ----------- ------------- ------------ ----------- -------------
Tax-Managed Mid                0         0           0           0   6,256,218    17,757,128   14,180,832           0    38,194,178
   & Small Cap
---------------------- ---------- --------- ----------- ----------- ----------- ------------- ------------ ----------- -------------
---------------------- ---------- --------- ----------- ----------- ----------- ------------- ------------ ----------- -------------
International                  0         0           0           0           0   161,745,343  136,895,382  26,373,087   325,013,812
---------------------- ---------- --------- ----------- ----------- ----------- ------------- ------------ ----------- -------------
---------------------- ---------- --------- ----------- ----------- ----------- ------------- ------------ ----------- -------------
Emerging Markets               0         0  50,206,158  30,325,300   6,163,374    62,678,057   24,430,000           0   173,802,889
---------------------- ---------- --------- ----------- ----------- ----------- ------------- ------------ ----------- -------------
---------------------- ---------- --------- ----------- ----------- ----------- ------------- ------------ ----------- -------------
Short Term Bond                  0         0           0           0   2,566,255             0            0           0    2,566,255
---------------------- ---------- --------- ----------- ----------- ----------- ------------- ------------ ----------- -------------
---------------------- ---------- --------- ----------- ----------- ----------- ------------- ------------ ----------- -------------
Money Market                 814         0       3,246      12,599     106,731        35,378            0      43,223       201,991
---------------------- ---------- --------- ----------- ----------- ----------- ------------- ------------ ----------- -------------
---------------------- ---------- --------- ----------- ----------- ----------- ------------- ------------ ----------- -------------
Diversified Equity             0         0           0           0           0   172,665,373  142,748,135   7,114,511   322,528,019
---------------------- ---------- --------- ----------- ----------- ----------- ------------- ------------ ----------- -------------
---------------------- ---------- --------- ----------- ----------- ----------- ------------- ------------ ----------- -------------
Quantitative Equity            0         0           0           0           0   111,873,333  119,241,118   9,890,542   241,004,993
---------------------- ---------- --------- ----------- ----------- ----------- ------------- ------------ ----------- -------------
International                  0         0           0           0           0   130,311,494  114,932,732  27,880,979   273,125,205
   Securities
---------------------- ---------- --------- ----------- ----------- ----------- ------------- ------------ ----------- -------------
---------------------- ---------- --------- ----------- ----------- ----------- ------------- ------------ ----------- -------------
Tax Exempt Bond                0         0           0           0     959,198             0            0           0       959,198
---------------------- ---------- --------- ----------- ----------- ----------- ------------- ------------ ----------- -------------
---------------------- ---------- --------- ----------- ----------- ----------- ------------- ------------ ----------- -------------
U.S. Gov't. Money
   Market                  3,331     1,570         762       1,782       8,484        15,034        2,688      17,267        50,918
---------------------- ---------- --------- ----------- ----------- ----------- ------------- ------------ ----------- -------------
---------------------- ---------- --------- ----------- ----------- ----------- ------------- ------------ ----------- -------------
Tax Free Money
   Market                      0         0           0           0      68,310        59,628           19           0       127,957
---------------------- ---------- --------- ----------- ----------- ----------- ------------- ------------ ----------- -------------
---------------------- ---------- --------- ----------- ----------- ----------- ------------- ------------ ----------- -------------
Select Value                   0         0           0  18,997,330     451,724     6,893,154   10,022,818     972,824    37,337,850
---------------------- ---------- --------- ----------- ----------- ----------- ------------- ------------ ----------- -------------
---------------------- ---------- --------- ----------- ----------- ----------- ------------- ------------ ----------- -------------
Select Growth                    0         0           0           0           0    15,155,988   14,206,106     245,281   29,607,375
---------------------- ---------- --------- ----------- ----------- ----------- ------------- ------------ ----------- -------------
---------------------- ---------- --------- ----------- ----------- ----------- ------------- ------------ ----------- -------------
Real Estate Securities         0         0           0           0           0             0            0     482,634       482,634
---------------------- ---------- --------- ----------- ----------- ----------- ------------- ------------ ----------- -------------



                            MONEY MANAGER INFORMATION

                             DIVERSIFIED EQUITY FUND

        Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, is a limited partnership the majority ownership interests in which are held by its affiliates. Alliance Capital Management Corporation, an indirect wholly-owned subsidiary of AXA Financial, Inc., a publicly traded financial services organization, is the general partner of both Alliance Capital Management L.P. and Alliance Capital Management Holding L.P. On a combined basis as of June 30, 2002, AXA Financial, Inc. has a 53% economic interest in Alliance Capital's business. The remaining economic interest is held by unaffiliated unit holders (32%) and employees (15%).

        Ark Asset Management Co., Inc. is a wholly-owned subsidiary of Ark Asset Holdings, Inc., which is primarily controlled by C. Charles Hetzel.

        Institutional   Capital   Corporation  is  controlled  by  its  majority
shareholder, Robert H. Lyon.

        Jacobs Levy Equity Management, Inc. is owned by Bruce Jacobs and Kenneth Levy.

        Marsico Capital Management, LLC is a wholly-owned indirect subsidiary of Bank of America Corporation, a publicly traded corporation.

        MFS Institutional Advisors, Inc. is a subsidiary of Massachusetts Financial Services Company and is an indirect wholly owned subsidiary of Sun Life Assurance Company of Canada, which is owned by Sun Life Financial Services of Canada, Inc., a publicly traded company.

         Montag & Caldwell, Inc. is an indirect wholly-owned subsidiary of ABN AMRO Holdings N.V., a publicly traded company. Other entities in the corporate chain of control of which Montag & Caldwell, Inc. is a direct or indirect wholly-owned subsidiary include ABN AMRO Bank N.V., ABN AMRO North America Holding Company and ABN AMRO Asset Management Holdings, Inc.

        Schneider Capital Management Corporation is controlled by its majority shareholder, Arnold C. Schneider, III.

        Suffolk Capital Management, LLC, is a wholly-owned subsidiary of Ohio National Financial Services, Inc. Ohio National Financial Services, Inc. is wholly-owned by Ohio National Mutual Holdings, Inc. which, in turn, is wholly-owned by the policyholders of The Ohio National Life Insurance Company.

        Turner Investment Partners,  Inc. is a corporation  controlled by Robert
E. Turner.

                            QUANTITATIVE EQUITY FUND

        Aronson+Johnson+Ortiz, LP ("AJO") is a limited partnership controlled by Theodore R. Aronson.

        Barclays Global Fund Advisors is a wholly-owned subsidiary of Barclays Global Investors, N.A.

        Franklin Portfolio Associates LLC is a Massachusetts limited liability company owned by Mellon Financial Corporation.

        Jacobs Levy Equity Management, Inc. See: Diversified Equity Fund.

                           TAX-MANAGED LARGE CAP FUND

        Kayne Anderson Rudnick Investment Management, LLC is controlled by Phoenix Investment Partners, Ltd, a subsidiary of The Phoenix Companies, Inc., a publicly traded company.

        John A. Levin & Co., Inc. is a wholly-owned subsidiary of BKF Capital Group, Inc., a publicly traded corporation.

         J.P. Morgan Investment Management Inc. is a wholly owned subsidiary of J.P. Morgan Chase & Co., a publicly held bank holding company.

        Sands Capital Management, Inc. is controlled 70% by Frank M. Sands, Sr. and Marjorie Sands and 30% by Frank M. Sands, Jr.

                               SPECIAL GROWTH FUND

        CapitalWorks Investment Partners, LLC is a liability company controlled by its members who include John D. Wylie, Jack C. Marshall, Mark J. Correnti and Donovan T. Garcia.

        David J. Greene and Company, LLC, is a limited liability company controlled by Michael C. Greene and Alan I. Greene.

        Delphi Management, Inc. is 100% owned by Scott Black.

        Goldman Sachs Asset Management, L.P. is a wholly-owned direct and indirect subsidiary of the Goldman Sachs Group, Inc., a publicly traded company.

         Jacobs Levy Equity Management, Inc. See: Diversified Equity Fund.

        Roxbury Capital Management, LLC, a limited liability Delaware company, is indirectly controlled by Wilmington Trust Corporation, a publicly traded company and Anthony H. Browne. Other entities within the corporate chain of control include WT Investments, Inc. and Roxbury Capital Management.

        Suffolk Capital Management, LLC See: Diversified Equity Fund.

        TimesSquare Capital Management, Inc. is a wholly-owned, autonomous subsidiary of CIGNA Corporation, a publicly traded corporation.

                        TAX-MANAGED MID & SMALL CAP FUND

        Geewax, Terker & Company is a general partnership with its general partners, John J. Geewax and Bruce E. Terker, each owning 50% of the firm.

                               SELECT GROWTH FUND

        Ark Asset Management Co., Inc. See: Diversified Equity Fund.

        CapitalWorks Investment Partners, LLC See: Special Growth Fund.

        Fuller & Thaler  Asset  Management,  Inc.  is  controlled  by Russell J.
Fuller.

        TCW Investment Management Company is a wholly-owned subsidiary of The TCW Group, Inc. The TCW Group, Inc. is majority owned by Societe Generale Asset Management, S.A., a wholly-owned subsidiary of Societe Generale, S.A., a publicly traded organization.

        Turner Investment Partners, Inc. See: Diversified Equity Fund.

                                SELECT VALUE FUND

        DePrince, Race & Zollo, Inc. is controlled by the following: Gregory M. DePrince, John D. Race and Victor A. Zollo, each owning 30% of the firm.

        Iridian Asset Management LLC ("Iridian") is majority owned by BIAM (US) Inc., an indirect subsidiary of The Governor and Company of the Bank of Ireland, a publicly traded company. The remaining 39% is owned by LC Capital Management, LLC, ("LC Capital") a Delaware limited liability company primarily controlled by CL Investors, Inc., a Delaware corporation. David L. Cohen and Harold J. Levy each owns 50% of the voting securities of CL Investors.

         MFS Institutional Advisors, Inc. See: Diversified Equity Fund.

        Systematic Financial Management, L.P. is owned 55% by Affiliated Managers Group, Inc., which is a publicly traded corporation. The remaining 45% is employee owned.

                           REAL ESTATE SECURITIES FUND

        AEW Management and Advisors, L.P. is a limited partnership that is a wholly-owned subsidiary of AEW Capital Management, L.P., which in turn is a wholly-owned subsidiary of CDC IXIS Asset Management North America, L.P. ("CDCAM NA"). CDCAM NA is a wholly-owned subsidiary of CDC IXIS Asset Management, a French company ("CDCAM"). CDCAM is majority-owned by Eulia and indirectly owned, through Eulia by Caisse Nationale des Caisses D'Epargne and CNP Assurances, in a joint venture with Caisse des Depots et Consignations ("CDC"). CDC is wholly-owned by the French Government.

        INVESCO Institutional (N.A.), Inc. which acts as a money manager to the Fund through its INVESCO Real Estate division ("INVESCO") is an indirect, wholly-owned subsidiary of AMVESCAP, PLC, a publicly traded corporation. Other entities in the corporate chain of control of which INVESCO is a direct or indirect wholly-owned subsidiary include AVZ, Inc., AMVESCAP Group Services, Inc. and INVESCO North American Holdings, Inc.

        RREEF America L.L.C. is an indirect wholly-owned subsidiary of Deutsche Bank, A.G., a publicly traded company. Other entities in the corporate chain of control of which RREEF America L.L.C. is a direct or indirect wholly-owned subsidiary include Deutsche Bank Americas Holding Corp. and Taunus Corporation.

                          INTERNATIONAL SECURITIES FUND

        Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit. See:
Diversified Equity Fund.

        AQR Capital Management, LLC is wholly-owned and controlled by its principals Clifford S. Asness, Ph.D., John M. Liew, Ph.D., David Kabiller, CFA and Robert Krail.

        Axiom International Investors LLC ("Axiom") is 100% employee owned. Axiom's controlling shareholder is Andrew Jacobson.

        Capital International, Inc. is a wholly-owned subsidiary of Capital Group International, Inc., which in turn, is owned by The Capital Group Companies, Inc. Capital Group Companies, Inc. is 100% owned by a broad group of approximately 300 key investment and administrative active associates and recent retirees.

        Delaware International Advisers Limited is an indirect, wholly-owned subsidiary of Lincoln National Corporation, a publicly traded company. Other entities in the corporate chain of control of which Delaware International Advisers Limited is a direct or indirect wholly-owned subsidiary include:
Delaware International Holdings Ltd., DIAL Holding Company, Inc., DMH Corp., Delaware Management Holdings, Inc., Lincoln National Investment Companies, Inc. and Lincoln National Investments, Inc.

        Fidelity Management & Research Company is a wholly-owned subsidiary of FMR Corp. Members of the Edward C. Johnson 3rd family are predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp.

        Marvin & Palmer Associates, Inc. is controlled and majority owned by David F. Marvin and Stanley Palmer.

        Mastholm Asset Management, LLC is a Washington limited liability company that is controlled by the following members: Douglas R. Allen, Thomas M. Garr, Robert L. Gernstetter, Joseph P. Jordan, Arthur M. Tyson and Theodore J. Tyson.

        Oechsle International Advisors, LLC is a Delaware limited liability company that is controlled by its member manager, Oechsle Group, LLC, a Delaware limited liability company. Oechsle Group, LLC is controlled by the following members: S. Dewey Keesler, Stephen P. Langer, L. Sean Roche and Warren R. Walker.

        The Boston Company Asset Management, LLC is a wholly owned, indirect subsidiary of Mellon Financial Corporation, a publicly held corporation.

                              EMERGING MARKETS FUND

        Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit. See:
Diversified Equity Fund.

        Arrowstreet Capital, Limited Partnership is controlled primarily by its employees with no one individual controlling more than 25%.

        Foreign & Colonial Emerging Markets Limited is a London based specialist fund manager within the F&C Group. The F&C Group is the wholly-owned investment management division of Eureko BV, a consortium of European Community insurance companies, which is majority owned by Achmea Association of The Netherlands, a trust organized under Dutch law.

        Genesis Asset Managers Limited is a limited liability company organized under the laws of Guernsey, the Channel Islands. Genesis Asset Managers Limited is affiliated with and has common investment executives with the Genesis Group of fund management companies. The Genesis Group, whose holding company is Genesis Holdings International Limited, is controlled 43% by management and associated interests, and the balance held by outside shareholders, with the largest single holding being 14%.

        T. Rowe Price International, Inc. ("T. Rowe Price") is an indirect subsidiary of T. Rowe Price Group, Inc., a publicly traded financial services holding company. Other entities in the corporate chain of control of which T. Rowe Price is a wholly-owned subsidiary include T. Rowe Price Finance, Inc. and
T. Rowe Price Associates.

                              DIVERSIFIED BOND FUND

        Lincoln Capital Fixed Income Management Company is a wholly-owned subsidiary of Lehman Brothers Holdings Inc., a publicly traded company.

        Pacific Investment Management Company LLC ("PIMCO") is approximately 70% owned by Allianz Dresdner Asset Management L.P. (ADAM) and approximately 30% owned by Pacific Life Insurance Company, a publicly traded company. ADAM is majority owned by Allianz AG, a publicly traded company.

        TimesSquare Capital Management, Inc. See: Special Growth Fund.

                             MULTISTRATEGY BOND FUND

        Delaware Management Company, a series of Delaware Management Business Trust, is an indirect wholly-owned subsidiary of Lincoln National Corporation, a publicly traded company. Other entities in the corporate chain of control of which Delaware Management Company is a direct or indirect wholly-owned subsidiary include: Delaware Management Company, Inc., Delaware Investments U.S., Inc., DMH Corp. Delaware Management Holdings, Inc., Lincoln National Investment Companies, Inc. and Lincoln National Investments, Inc.

        Morgan Stanley Investment Management Inc. is a wholly-owned, direct subsidiary of Morgan Stanley, a publicly traded company.

        Pacific Investment Management Company LLC. See: Diversified Bond Fund.

         TimesSquare Capital Management, Inc. See: Special Growth Fund.

                              SHORT TERM BOND FUND

        Merganser Capital Management L.P. ("Merganser") is controlled by Merganser Capital Management Corporation, its majority shareholder. Merganser Capital Management Corporation is wholly-owned and controlled by Ed Bedrosian and his family.

         Pacific Investment Management Company LLC. See: Diversified Bond Fund.

        STW Fixed Income Management Ltd., a Bermuda company, is wholly owned by William H. Williams.

                              TAX EXEMPT BOND FUND

        MFS Institutional Advisors, Inc. See: Diversified Equity Fund.

        Standish  Mellon  Asset   Management   Company  LLC  is  a  wholly-owned
subsidiary of Mellon Financial Corporation, a publicly traded organization.

                                  EQUITY I FUND

        Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit. See:
Diversified Equity Fund.

        Ark Asset Management Co., Inc. See: Diversified Equity Fund.

        Institutional Capital Corporation. See: Diversified Equity Fund.

        Jacobs Levy Equity Management, Inc. See: Diversified Equity Fund.

        Marsico Capital Management Company, LLC. See: Diversified Equity Fund

        MFS Institutional Advisors, Inc. See: Diversified Equity Fund.

        Montag & Caldwell, Inc. See: Diversified Equity Fund.

        Schneider Capital Management Corporation. See: Diversified Equity Fund.

        Suffolk Capital Management, LLC. See: Diversified Equity Fund.

        Turner Investment Partners Inc. See: Diversified Equity Fund.

                                  EQUITY Q FUND

        Aronson+Johnson+Ortiz, LP. See: Quantitative Equity Fund.

        Barclays Global Fund Advisors. See: Quantitative Equity Fund.

        Franklin Portfolio Associates LLC. See: Quantitative Equity Fund.

        Jacobs Levy Equity Management, Inc. See: Diversified Equity Fund.

                                 EQUITY II FUND

        CapitalWorks Investment Partners, LLC. See: Special Growth Fund.

        David J. Greene and Company, LLC. See: Special Growth Fund.

        Delphi Management, Inc. See: Special Growth Fund.

        Goldman Sachs Asset Management, L.P. See: Special Growth Fund.

        Jacobs Levy Equity Management Inc. See: Diversified Equity Fund.

        Roxbury Capital Management, LLC,. See: Special Growth Fund.

        Suffolk Capital Management, LLC. See: Diversified Equity Fund.

        TimesSquare Capital Management, Inc. See: Special Growth Fund.

                               INTERNATIONAL FUND

        Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit. See:
Diversified Equity Fund.

        AQR Capital Management, LLC. See: International Securities Fund.

        Axiom International Investors LLC See: International Securities Fund.

        Capital International, Inc. See: International Securities Fund.

        Delaware International Advisers Limited. See: International Securities Fund.

        Fidelity Management & Research Company. See: International Securities Fund.

        Marvin & Palmer Associates, Inc. See: International Securities Fund.

        Mastholm Asset Management, LLC. See: International Securities Fund.

        Oechsle International Advisors, LLC. See: International Securities Fund.

        The Boston Company Asset Management, LLC. See: International Securities Fund.

                               FIXED INCOME I FUND

        Lincoln Capital Fixed Income Management Company. See: Diversified Bond Fund.

        Pacific Investment Management Company LLC. See: Diversified Bond Fund.

        TimesSquare Capital Management, Inc. See: Special Growth Fund.

                              FIXED INCOME III FUND

        Delaware Management Company, a series of Delaware Management Business Trust. See: Multistrategy Bond Fund.

        Morgan Stanley Investments, LP. See: Multistrategy Bond Fund.

        Pacific Investment Management Company LLC. See: Diversified Bond Fund.

        TimesSquare Capital Management, Inc. See: Special Growth Fund.

                                MONEY MARKET FUND

        Frank Russell Investment Management Company is wholly-owned by Frank Russell Company, a subsidiary of The Northwestern Mutual Life Insurance Company.

                         US GOVERNMENT MONEY MARKET FUND

         Frank Russell Investment Management Company. See: Money Market Fund.

                           TAX FREE MONEY MARKET FUND

        Weiss,  Peck & Greer,  LLC is a wholly-owned  subsidiary of Robeco Groep
N.V.

                           RATINGS OF DEBT INSTRUMENTS

CORPORATE AND MUNICIPAL BOND RATINGS.

         MOODY'S INVESTORS SERVICE, INC. (MOODY'S):

              Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

              Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

              A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

              Baa -- Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

              Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

              B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

              Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal and interest.

              Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

              C -- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

              Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

         STANDARD & POOR'S RATINGS GROUP ("S&P"):

              AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

              AA -- Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

              A -- Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

              BBB- -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. While bonds with this rating normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than debt in higher rated categories.

              BB, B, CCC, CC, C -- Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

              BB -- Bonds rated BB have less near-term vulnerability to nonpayment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

              B -- Bonds rated B have a greater vulnerability to nonpayment than obligations rated `BB' but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

              CCC -- A bond rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

              CC -- An obligation rated CC is currently highly vulnerable to nonpayment.

              C -- The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

              D -- Bonds rated D are in payment default. The D rating is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

              Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

              The (r) symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk - such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

STATE, MUNICIPAL NOTES AND TAX EXEMPT DEMAND NOTES.

         MOODY'S:

              Moody's rating for state, municipal and other short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run.

         Symbols used are as follows:

              MIG-1/VMIG 1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

              MIG-2/VMIG 2 -- This designation denotes best quality. Margins of protection are ample although not so large as in the preceding group.

              MIG-3/VMIG 3 -- This designation denotes favorable quality. All security elements are accounted or but there is a lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

              SG  --  This  designation   denotes  speculative   quality.   Debt
         instruments in this category lack margins of protection.

         S&P:

              A S&P note rating, reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

                  -- Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).

                  -- Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

              Note rating symbols are as follows:

              SP-1 -- Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

              SP-2 -- Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

              SP-3 -- Speculative capacity to pay principal and interest.


COMMERCIAL PAPER RATINGS.

              Moody's:

              Prime - 1 -- Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
     o  Leading market positions in will-established industries.
     o  High rates of return on funds employed.
     o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
     o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
     o Well-established access to a range of financial markets and assured sources of alternate liquidity.

              Prime - 2 -- Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, wile sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

              Prime - 3 -- Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

              Issuers rated Not Prime do not fall within any of the Prime rating categories.

              WR - Withdrawn

              S&P:

              A-1 - An obligor rated "A-1" has STRONG capacity to meet its financial commitments. It is rated in the highest category by Standard & Poor's. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitments is EXTREMELY STRONG.

              A-2 - An obligor rated "A-2" has SATISFACTORY capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.

              A-3 - An obligor rated "A-3" has ADEQUATE capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

              B - An obligor rated "B" is regarded as VULNERABLE and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitments.

              C - An obligor rated "C" is CURRENTLY VULNERABLE to nonpayment and is dependent upon favorable business, financial, and economic conditions for it to meet its financial commitments on the obligation.

              D - An obligor rated "D" is in payment default. The "D" rating is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

              N.R.  -  An issuer designated N.R. is not rated.

              Fitch Investors Service, Inc.:

              F1 - Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

              F2 - Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

              F3 - Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

              B - Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

              C - High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

              D - Default. Denotes actual or imminent payment default.

              Notes to Short-Term Ratings:

              "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffices are not added to Shot-term ratings other than "F-1."

                              FINANCIAL STATEMENTS

The 2003 annual financial statements of the Funds, including notes to the financial statements and financial highlights and the Report of Independent Accountants, are included in FRIC's Annual Reports to Shareholders. Copies of these Annual Reports accompany this Statement and are incorporated herein by reference.

                                    GLOSSARY

         Bank instruments -- Include certificates of deposit, bankers' acceptances and time deposits, and may include European certificates of deposit ("ECDs"), European time deposits ("ETDs") and Yankee certificates of deposit ("Yankee CDs"). ECDs are dollar denominated certificates of deposit issued by foreign branches of US and foreign banks; ETDs are US dollar denominated time deposits in a foreign branch of a US bank or a foreign bank; and Yankee CDs are certificates of deposit issued by a US branch of a foreign bank denominated is US dollars and held in the United States.

         Brady Bonds -- Product of the "Brady Plan," under which bonds are issued in exchange for cash and certain of the country's outstanding commercial bank loans.

         Board  --  The Board of Trustees of FRIC.

         Cash Reserves -- The Funds, other than the Money Market Funds, are authorized to invest their cash reserves (i.e., money awaiting investment in the specific types of securities to be acquired by a Fund or cash held to meet redemption requests or to pay expenses) in short term investments, including certain FRIC money market funds. In addition to investing in such short term instruments, the Funds may use an overlay strategy for their cash reserves by exposing these reserves to the performance of appropriate markets by purchasing equity or fixed income securities and/or derivatives. This is intended to cause the Funds to perform as though their cash reserves were actually invested in those markets.

         Code -- Internal Revenue Code of 1986, as amended.

         Convertible security -- This is a fixed-income security (a bond or preferred stock) that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure but are usually subordinated to similar non-convertible securities. The price of a convertible security is influenced by the market value of the underlying common stock.

         Covered call option -- A call option is "covered" if the Fund owns the underlying securities, has the right to acquire the securities without additional consideration, has collateral assets sufficient to meet its obligations under the option or owns an offsetting call option.

         Custodian -- State Street Bank and Trust Company, FRIC's custodian and portfolio accountant.

         Depository  receipts  -- These  include  American  Depository  Receipts
("ADRs"), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs"), and other similar securities convertible into securities of foreign issuers.

         Derivatives -- These include forward currency exchange contracts, stock options, currency options, stock and stock index options, futures contracts, swaps and options on futures contracts on US government and foreign government securities and currencies.

          Distributor-- Russell Fund Distributors, Inc., the organization that sells the Shares of the Funds under a contract with FRIC.

         Equity derivative securities -- These include, among other instruments,
options  on  equity  securities,   warrants  and  futures  contracts  on  equity
securities.

         Financial   Intermediary  --  A  bank  trust   department,   registered
investment adviser, broker-dealer or other financial services organization that has been selected by FRIMCo or by FRIC's Distributor.

         FNMA--  Federal National Mortgage Association.

         Forward commitments -- Each Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time (a "forward commitment" or "when-issued" transaction), so long as the transactions are consistent with the Fund's ability to manage its portfolio and meet redemption requests. When effecting these transactions, liquid assets of a Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased are segregated on the Fund's records at the trade date and maintained until the transaction is settled.

         Forward currency contracts -- This is a contract individually negotiated and privately traded by currency traders and their customers and creates an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Funds generally do not enter into forward contracts with terms greater than one year, and they typically enter into forward contracts only under two circumstances. First, if a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the US dollar price of the security by entering into a forward contract to buy the amount of a foreign currency needed to settle the transaction. Second, if the Fund's money managers believe that the currency of a particular foreign country will substantially rise or fall against the US dollar, the Fund may enter into a forward contract to buy or sell the currency approximating the value of some or all of the Fund's portfolio securities denominated in the currency. A Fund will not enter into a forward contract if, as a result, it would have more than one-third of its assets committed to such contracts (unless it owns the currency that it is obligated to deliver or has caused the Custodian to segregate segregable assets having a value sufficient to cover its obligations). Although forward contracts are used primarily to protect a Fund from adverse currency movements, they involve the risk that currency movements will not be accurately predicted.

         FRC  --  Frank Russell Company, consultant to FRIC and to the Funds

         FRIC -- Frank Russell Investment Company, an open-end management investment company which is registered with the SEC.

         FRIMCo  --  Frank  Russell  Investment   Management   Company,   FRIC's
investment adviser, administrator and transfer and dividend paying agent.

         Funds -- The 23 investment series of FRIC described in this Statement. Each Fund is considered a separate registered investment company (or RIC) for federal income tax purposes, and each Fund has its own investment objective, policies and restrictions.

         Futures and options on futures -- An interest rate futures contract is an agreement to purchase or sell debt securities, usually US government securities, at a specified date and price. For example, a Fund may sell interest rate futures contracts (i.e., enter into a futures contract to sell the underlying debt security) in an attempt to hedge against an anticipated increase in interest rates and a corresponding decline in debt securities it owns. A Fund will have collateral assets equal to the purchase price of the portfolio securities represented by the underlying interest rate futures contracts it has an obligation to purchase.

         GNMA  --  Government National Mortgage Association

         Illiquid securities -- The Funds, other than the Money Market Funds, will not purchase or otherwise acquire any security if, as a result, more than 15% of a Fund's net assets (taken at current value) would be invested in securities, including repurchase agreements maturing in more than seven days, that are illiquid because of the absence of a readily available market or because of legal or contractual resale restrictions. In the case of the Money Market Funds, this restriction is 10% of each Fund's net assets. No Fund will invest more than 10% of its respective net assets (taken at current value) in securities of issuers that may not be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"). These policies do not include (1) commercial paper issued under Section 4(2) of the 1933 Act, or
(2) restricted securities eligible for resale to qualified institutional purchasers pursuant to Rule 144A under the 1933 Act that are determined to be liquid by the money managers in accordance with Board-approved guidelines.

         Institutional Funds -- Equity I, Equity II, Equity Q, International, Fixed Income I and Fixed Income III Funds, each a Fund of FRIC.

         Investment grade -- Investment grade debt securities are those rated within the four highest grades by S&P (at least BBB) or Moody's (at least Baa), or unrated debt securities deemed to be of comparable quality by a money manager using Board-approved guidelines.

         Lending portfolio securities -- Each Fund, other than each Money Market Fund, may lend portfolio securities with a value of up to 33 1/3% of each Fund's total assets. These loans may be terminated at any time. A Fund will receive either cash (and agree to pay a "rebate" interest rate), US government or US government agency obligations as collateral in an amount equal to at least 102% (for loans of US securities) or 105% (for non-US securities) of the current market value of the loaned securities. The collateral is daily "marked-to-market," and the borrower will furnish additional collateral in the event that the value of the collateral drops below 100% of the market value of the loaned securities. If the borrower of the securities fails financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

         Money Market Funds -- Money Market, US Government Money Market and Tax Free Money Market Funds, each a Fund of FRIC. Each Money Market Fund seeks to maintain a stable net asset value of $1 per share.

         Moody's  --  Moody's Investors Service, Inc., an NRSRO

         Municipal obligations -- Debt obligations issued by states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities the interest from which is exempt from federal income tax, including the alternative minimum tax, in the opinion of bond counsel to the issuer. Municipal obligations include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations may include project, tax anticipation, revenue anticipation, bond anticipation, and construction loan notes; tax-exempt commercial paper; fixed and variable rate notes; obligations whose interest and principal are guaranteed or insured by the US government or fully collateralized by US government obligations; industrial development bonds; and variable rate obligations.

         Net asset value (NAV) -- The value of a Fund is determined by deducting the Fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the Fund by the number of its Shares that are outstanding.

          NRSRO -- A nationally recognized statistical rating organization, such as S&P or Moody's

          NYSE -- New York Stock Exchange

         Options on securities, securities indexes and currencies -- A Fund may purchase call options on securities that it intends to purchase (or on currencies in which those securities are denominated) in order to limit the risk of a substantial increase in the market price of such security (or an adverse movement in the applicable currency). A Fund may purchase put options on particular securities (or on currencies in which those securities are denominated) in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (or an adverse movement in the applicable currency relative to the US dollar). Prior to expiration, most options are expected to be sold in a closing sale transaction. Profit or loss from the sale depends upon whether the amount received is more or less than the premium paid plus transaction costs. A Fund may purchase put and call options on stock indexes in order to hedge against risks of stock market or industry-wide stock price fluctuations. Call and/or put options also may be employed as a cost-efficient alternative to acquiring the securities for which the option is intended to serve as a proxy.

         PFIC -- A passive foreign investment company. Emerging Markets Fund may purchase interests in an issuer that is considered a PFIC under the Code.

         Prime rate -- The interest rate charged by leading US banks on loans to their most creditworthy customers

         Repurchase agreements -- A Fund may enter into repurchase agreements with a bank or broker-dealer that agrees to repurchase the securities at the Fund's cost plus interest within a specified time (normally the next business day). If the party agreeing to repurchase should default and if the value of the securities held by the Fund (102% at the time of agreement) should fall below the repurchase price, the Fund could incur a loss. Subject to the overall limitations described in "Illiquid Securities" in this Glossary, a Fund will not invest more than 15% (10%, in the case of each Money Market Fund) of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.

         Reverse repurchase agreements -- A Fund may enter into reverse repurchase agreements to meet redemption requests when a money manager determines that selling portfolio securities would be inconvenient or disadvantageous. A reverse repurchase agreement is a transaction where a Fund transfers possession of a portfolio security to a bank or broker-dealer in return for a percentage of the portfolio security's market value. The Fund retains record ownership of the transferred security, including the right to receive interest and principal payments. At an agreed upon future date, the Fund repurchases the security by paying an agreed upon purchase price plus interest. Liquid assets of the Fund equal in value to the repurchase price, including any accrued interest, are segregated on the Fund's records while a reverse repurchase agreement is in effect.

         Russell 1000(R) Index - The Russell 1000 Index consists of the 1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). The smallest company in the Index at the time of selection has a capitalization of approximately $1 billion. The Index does not include cross-corporate holdings in a company's capitalization. For example, when IBM owned approximately 20% of Intel, only 80% of the total shares outstanding of Intel were used to determine Intel's capitalization. Also not included in the Index are closed-end investment companies, companies that do not file a Form 10-K report with the SEC, foreign securities, and American Depository Receipts. The Index's composition is changed annually to reflect changes in market capitalization and share balances outstanding. The Russell 1000(R) Index is used as the basis for Quantitative Equity Fund's performance because FRIMCo believes it represents the universe of stocks in which most active money managers invest and is representative of the performance of publicly traded common stocks most institutional investors purchase.

          S&P -- Standard & Poor's Ratings Group, an NRSRO

          S&P 500 -- Standard & Poor's 500 Composite Price Index

          SEC -- US Securities and Exchange Commission

          Shares -- The Class Shares in the Funds described in the Prospectuses. Each Class Share of a Fund represents a share of beneficial interest in the Fund

          Statement -- FRIC's Statement of Additional Information

          Transfer Agent -- FRIMCo, in its capacity as FRIC's transfer and dividend paying agent

          US -- United States

         US government obligations -- These include US Treasury bills, notes, bonds and other obligations issued or guaranteed by the US government, its agencies or instrumentalities. US Treasury bills, notes and bonds, and GNMA participation certificates, are issued or guaranteed by the US government. Other securities issued by US government agencies or instrumentalities are supported only by the credit of the agency or instrumentality (for example, those issued by the Federal Home Loan Bank) whereas others, such as those issued by FNMA, have an additional line of credit with the US Treasury.

         Variable rate obligation -- Municipal obligations with a demand feature that typically may be exercised within 30 days. The rate of return on variable rate obligations is readjusted periodically according to a market rate, such as the Prime rate. Also called floating rate obligations.

         Warrants -- Typically, a warrant is a long-term option that permits the holder to buy a specified number of shares of the issuer's underlying common stock at a specified exercise price by a particular expiration date. A warrant not exercised or disposed of by its expiration date expires worthless.

         1940 Act -- The Investment Company Act of 1940, as amended. The 1940 Act governs the operations of FRIC and the Funds.

         1933 Act  --  The Securities Act of 1933, as amended.

                        FRANK RUSSELL INVESTMENT COMPANY
                                  909 A Street
                            Tacoma, Washington 98402
                            Telephone 1-800-787-7354

                       STATEMENT OF ADDITIONAL INFORMATION
                                 Funds of Funds

                                  March 1, 2004
                     As Supplemented Through March 19, 2004

      Frank Russell Investment Company ("FRIC") is a single legal entity organized as a Massachusetts business trust. FRIC operates investment portfolios referred to as "Funds." FRIC offers Shares of beneficial interest in the Funds in multiple separate prospectuses.

      This Statement of Additional Information ("Statement") is not a Prospectus; this Statement should be read in conjunction with the Funds of Funds' Prospectuses, which may be obtained without charge by telephoning or writing FRIC at the number or address shown above.

      Capitalized terms not otherwise defined in this Statement shall have the meanings assigned to them in the Prospectuses.

      This Statement incorporates by reference the Funds of Funds' Annual Reports to Shareholders for the year ended October 31, 2003. Copies of the Funds of Funds' Annual Reports accompany this Statement. This Statement also incorporates by reference the Underlying Funds' Annual Reports to Shareholders for the year ended October 31, 2003. Copies of the Underlying Funds' Annual Reports are available free of charge by calling Russell Investment Services at the above number.

      This Statement describes the Class A, Class C, Class D, Class E and Class S Shares of the Equity Aggressive Strategy, Aggressive Strategy, Balanced Strategy, Moderate Strategy and Conservative Strategy Funds (collectively, the "LifePoints Funds") and the Class C, Class E and Class S Shares of the
Tax-Managed Global Equity Fund (together with the LifePoints Funds, the "Funds of Funds"), each of which invests in different combinations of other funds (the "Underlying Funds") which invests in different combinations of stocks, bonds and cash equivalents.


FUND                                  INCEPTION DATE            PROSPECTUS DATE
----                                  --------------            ---------------
Equity Aggressive Strategy*           September 30, 1997        March 1, 2004#
Aggressive Strategy                   September 16, 1997        March 1, 2004#
Balanced Strategy                     September 16, 1997        March 1, 2004#
Moderate Strategy                     October 2, 1997           March 1, 2004#
Conservative Strategy                 November 7, 1997          March 1, 2004#
Tax-Managed Global Equity             February 1, 2000          March 1, 2004#

* On or about April 26, 1999, the Equity Balanced Strategy Fund was renamed the Equity Aggressive Strategy Fund.
# As Supplemented March 19, 2004

The Underlying Funds in which the Funds of Funds currently invest commenced operations on the dates indicated below:

FUND                                          INCEPTION DATE
----                                          --------------
Diversified Equity Fund                       September 5, 1985
Special Growth Fund                           September 5, 1985
Quantitative Equity Fund                      May 15, 1987
International Securities Fund                 September 5, 1985
Diversified Bond Fund                         September 5, 1985
Short Term Bond Fund                          October 30, 1981
Multistrategy Bond Fund                       January 29, 1993
Real Estate Securities Fund                   July 28, 1989
Emerging Markets Fund                         January 29, 1993
Tax-Managed Large Cap Fund*                   October 7, 1996
Tax-Managed Mid & Small Cap Fund**            December 1, 1999

* On or about December 1, 1999, the Equity T Fund was renamed the Tax-Managed Large Cap Fund.
** On or about March 1, 2002, the Tax-Managed Small Cap Fund was renamed the Tax-Managed Mid & Small Cap Fund.

                                TABLE OF CONTENTS


 CERTAIN TERMS USED IN THIS STATEMENT OF ADDITIONAL INFORMATION ARE DEFINED IN
                     THE GLOSSARY, WHICH BEGINS ON PAGE 64


STRUCTURE AND GOVERNANCE.......................................................1
   ORGANIZATION AND BUSINESS HISTORY...........................................1
   SHAREHOLDER MEETINGS........................................................1
   CONTROLLING SHAREHOLDERS....................................................1
   TRUSTEES AND OFFICERS.......................................................4
OPERATION OF FRIC.............................................................11
   SERVICE PROVIDERS..........................................................11
   CONSULTANT.................................................................11
   ADVISOR AND ADMINISTRATOR..................................................11
   MONEY MANAGERS.............................................................13
   APPROVAL OF INVESTMENT ADVISORY AGREEMENT..................................13
   DISTRIBUTOR................................................................15
   CUSTODIAN AND PORTFOLIO ACCOUNTANT.........................................15
   TRANSFER AND DIVIDEND DISBURSING AGENT.....................................16
   ORDER PLACEMENT DESIGNEES..................................................16
   INDEPENDENT ACCOUNTANTS....................................................17
   CODES OF ETHICS............................................................17
   PLAN PURSUANT TO RULE 18f-3................................................19
   DISTRIBUTION PLAN..........................................................20
   SHAREHOLDER SERVICES PLAN..................................................21
   UNDERLYING FUND EXPENSES...................................................22
   FUND OF FUNDS OPERATING EXPENSES...........................................22
   PURCHASE, EXCHANGE AND REDEMPTION OF FUND OF FUNDS SHARES..................22
   Sales Charge Waivers and Reductions........................................23
   VALUATION OF THE FUND OF FUNDS SHARES......................................26
   PRICING OF SECURITIES......................................................26
   PROXY VOTING POLICIES AND PROCEDURES.......................................26
   PORTFOLIO TURNOVER RATES OF THE FUNDS OF FUNDS.............................27
   PORTFOLIO TRANSACTION POLICIES AND TURNOVER RATES OF THE UNDERLYING FUNDS..27
   BROKERAGE ALLOCATIONS......................................................27
   BROKERAGE COMMISSIONS......................................................28
   YIELD AND TOTAL RETURN QUOTATIONS..........................................28
INVESTMENT RESTRICTIONS, POLICIES AND PRACTICES OF THE FUNDS OF FUNDS.........31
   INVESTMENT RESTRICTIONS....................................................31
INVESTMENT RESTRICTIONS AND POLICIES OF THE UNDERLYING FUNDS..................32
CERTAIN INVESTMENTS OF THE UNDERLYING FUNDS...................................36
TAXES.........................................................................54
MONEY MANAGER INFORMATION FOR THE UNDERLYING FUNDS............................57
RATINGS OF DEBT INSTRUMENTS...................................................61
FINANCIAL STATEMENTS..........................................................64
GLOSSARY......................................................................65

                            STRUCTURE AND GOVERNANCE

      ORGANIZATION AND BUSINESS HISTORY. FRIC commenced business operations as a Maryland corporation on October 15, 1981. On January 2, 1985, FRIC reorganized by changing its domicile and legal status to a Massachusetts business trust.

      FRIC is currently organized and operating under an Amended and Restated Master Trust Agreement dated August 19, 2002, and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Board of Trustees ("Board" or the "Trustees") may amend the Master Trust Agreement from time to time; provided, however, that any amendment which would materially and adversely affect shareholders of FRIC as a whole, or shareholders of a particular Fund, must be approved by the holders of a majority of the Shares of FRIC or the Fund, respectively. FRIC is a registered open-end management investment company. Each of the Funds of Funds is nondiversified.

      FRIC is authorized to issue Shares of beneficial interest, and may divide the Shares into two or more series, each of which evidences a pro rata ownership interest in a different investment portfolio - a "Fund." Each Fund is a separate trust under Massachusetts law. The Trustees may, without seeking shareholder approval, create additional Funds at any time. The Master Trust Agreement provides that shareholders may be required to redeem their Shares at any time
(1) if the Trustees determine in their sole discretion that failure to so redeem may have material adverse consequences to the shareholders of FRIC or of any Fund or (2) upon such other conditions as may from time to time be determined by the Trustees and set forth in the prospectuses with respect to the maintenance of shareholder accounts of a minimum amount. However, shareholders can only be required to redeem their Shares only to the extent consistent with the Investment Company Act of 1940, the rules thereunder and Securities and Exchange Commission interpretations thereof.

      FRIC Funds are authorized to issue Shares of beneficial interest in one or more classes. Shares of each class of a Fund have a par value of $0.01 per share, are fully paid and nonassessable, and have no preemptive or conversion rights. Shares of each class of a Fund represent proportionate interests in the assets of that Fund and have the same voting and other rights and preferences as the Shares of other classes of the Fund. Shares of each class of a Fund are entitled to the dividends and distributions earned on the assets belonging to the Fund that the Board declares. Each class of Shares is designed to meet different investor needs. Each of the Funds of Funds described in this Statement, other than the Tax-Managed Global Equity Fund, which only offers Shares of beneficial interest in the Class C, Class E and Class S Shares, offers Shares of beneficial interest in the Class A, Class C, Class D, Class E and
Class S Shares. The Class C, Class D and Class E Shares are subject to a shareholder services fee of up to 0.25%. In addition, the Class A and Class D Shares are subject to a Rule 12b-1 fee of up to 0.75% (presently limited to 0.25%) and the Class C Shares are subject to a 0.75% Rule 12b-1 fee. Unless otherwise indicated, "Shares" in this Statement refers to the Class A, Class C, Class D and Class E Shares of the LifePoints Funds and Class C, Class E and Class S Shares of the Tax-Managed Fund Global Equity Fund.

      Under certain unlikely circumstances, as is the case with any Massachusetts business trust, a shareholder of a Fund may be held personally liable for the obligations of the Fund. The Master Trust Agreement provides that shareholders shall not be subject to any personal liability for the acts or obligations of a Fund and that every written agreement, obligation or other undertaking of the Funds shall contain a provision to the effect that the shareholders are not personally liable thereunder. The amended Master Trust Agreement also provides that FRIC shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of a Fund and satisfy any judgment thereon. Thus, the risk of any shareholder incurring financial loss beyond his investment on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations.

      Frank Russell Company ("FRC") has the right to grant (and withdraw) the nonexclusive use of the name "Frank Russell" or any variation.

      SHAREHOLDER MEETINGS. FRIC will not hold annual meetings of shareholders, but special meetings may be held. Special meetings may be convened (i) by the Board, (ii) upon written request to the Board by shareholders holding at least 10% of FRIC's outstanding Shares, or (iii) upon the Board's failure to honor the shareholders' request described above, by shareholders holding at least 10% of the outstanding Shares by giving notice of the special meeting to shareholders. The Trustees will provide the assistance required by the Investment Company Act of 1940 in connection with any special meeting called by shareholders following a failure of the Board to honor a shareholder request for a special meeting. Each share of a class of a Fund has one vote in Trustee elections and other matters submitted for shareholder vote. On any matter which affects only a particular Fund or class, only Shares of that Fund or class are entitled to vote. There are no cumulative voting rights.

      CONTROLLING SHAREHOLDERS. The Trustees have the authority and responsibility to manage the business of FRIC, and hold office for life unless they resign or are removed by, in substance, a vote of two-thirds of FRIC Shares outstanding. Under these circumstances, no one person, entity or shareholder "controls" FRIC.

      At January 31, 2004, the following shareholders owned 5% or more of any Class of any Fund of Funds' Shares:

Aggressive Strategy Fund - Class C - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003, 10.92%, record.

Aggressive Strategy Fund - Class D - PRINCIPAL FINANCIAL GROUP, ATTN RIS NPIO TRADE DESK, 711 HIGH STREET, DESMOINES IA 50392-0001, 77.12%, record.

Aggressive Strategy Fund - Class E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 35.54%, record. THE MANUFACTURERS LIFE INS CO USA, 250 BLOOR ST EAST 7TH FLR, TORONTO ONTARIO CANADA M4W IE5, 13.72%, record. CHARLES SCHWAB & CO., INC, SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS, ATTN: MUTUAL FUNDS, 101 MONTGOMERY STREET, SAN FRANCISCO CA 94104-4122, 9.22%, record. DELAWARE CHARTER GUARANTEE & TRUST, FBO PRINCIPAL FINANCIAL GROUP, ATTN RIS NPIO TRADE DESK, 711 HIGH ST, DES MOINES IA 50392-0001, 7.08%, record.

Aggressive Strategy Fund - Class S - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 24.97%, record. CHARLES SCHWAB & CO., INC, SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS, ATTN: MUTUAL FUNDS, 101 MONTGOMERY STREET, SAN FRANCISCO CA 94104-4122, 6.71%, record.

Balanced Strategy Fund - Class C - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003, 9.27%, record.

Balanced Strategy Fund - Class D - PRINCIPAL FINANCIAL GROUP, ATTN RIS NPIO TRADE DESK, 711 HIGH STREET, DESMOINES IA 50392-0001, 79.33%, record.

Balanced Strategy Fund - Class E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 35.88%, record. CHARLES SCHWAB & CO., INC, SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS, ATTN: MUTUAL FUNDS, 101 MONTGOMERY STREET, SAN FRANCISCO CA 94104-4122, 13.58%, record. THE MANUFACTURERS LIFE INS CO USA, 250 BLOOR ST EAST 7TH FLR, TORONTO ONTARIO CANADA M4W IE5, 10.41%, record. DELAWARE CHARTER GUARANTEE & TRUST, FBO PRINCIPAL FINANCIAL GROUP, ATTN RIS NPIO TRADE DESK, 711 HIGH ST, DES MOINES IA 50392-0001, 9.77%, record.

Balanced Strategy Fund - Class S - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 19.79%, record. CHARLES SCHWAB & CO., INC, SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS, ATTN: MUTUAL FUNDS, 101 MONTGOMERY STREET, SAN FRANCISCO CA 94104-4122, 9.82%, record.

Conservative Strategy Fund - Class A - GARRY L COURTNEY TTEE, GARRY L COURTNEY, U/A/D 1996 REVOCABLE TRUST, 1901 MIDDLE CT, BRYAN OH 43506-9400, 12.75%, record. M COLETTE POORE TTEE, M COLETTE POORE LIVING TRUST, U/A DTD 8/14/03, 1213 ABBEY CT, LIBERTYVILLE IL 60048-1225, 12.53%, record. DEBBIE ANN TUCKER TTEE, THE NELL VIAR TRUST, U/A DTD 01/26/01, 41 ST AUGUSTINE BEND, SAVANNAH GA 31404-1124, 9.24%, record. ROBERT W BAIRD & CO INC TTEE, FBO EDWARD P MISKA IRA, A/C 5958-3611, 745 3RD ST, LAKE OSWEGO OR 97034-2349, 9.00%, record.

Conservative Strategy Fund - Class C - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003, 6.01%, record.

Conservative Strategy Fund - Class D - PRINCIPAL FINANCIAL GROUP, ATTN RIS NPIO TRADE DESK, 711 HIGH STREET, DESMOINES IA 50392-0001, 81.21%, record.

Conservative Strategy Fund - Class E - DELAWARE CHARTER GUARANTEE & TRUST, FBO PRINCIPAL FINANCIAL GROUP, ATTN RIS NPIO TRADE DESK, 711 HIGH ST, DES MOINES IA 50392-0001, 72.60%, record. NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 8.53%, record.

Conservative Strategy Fund - Class S - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 35.83%, record. EMJAYCO, FBO BAKEMARK INGREDIENTS, 401K PLAN #90106, PO BOX 170910, MILWAUKEE WI 53217-0909, 7.71%, record.

Equity Aggressive Strategy Fund - Class A - KENTON E ROSENEBRG, PO BOX 468, CEDARBURG WI 53012-0468, 5.23%, record.

Equity Aggressive Strategy Fund - Class C - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003, 9.07%, record.

Equity Aggressive Strategy Fund - Class D - PRINCIPAL FINANCIAL GROUP, ATTN RIS NPIO TRADE DESK, 711 HIGH STREET, DESMOINES IA 50392-0001, 66.53%, record. MITRA & CO, ATTN EXP, 1000 N WATER ST TR 14, MILLWAUKEE WI 53202-6648, 9.45%, record.

Equity Aggressive Strategy Fund - Class E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 55.38%, record. CHARLES SCHWAB & CO., INC, SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS, ATTN: MUTUAL FUNDS, 101 MONTGOMERY STREET, SAN FRANCISCO CA 94104-4122, 10.83%, record. THE MANUFACTURERS LIFE INS CO USA, 250 BLOOR ST EAST 7TH FLR, TORONTO ONTARIO CANADA M4W IE5, 6.98%, record. DELAWARE CHARTER GUARANTEE & TRUST, FBO PRINCIPAL FINANCIAL GROUP, ATTN RIS NPIO TRADE DESK, 711 HIGH ST, DES MOINES IA 50392-0001, 5.05%, record.

Equity Aggressive Strategy Fund - Class S - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 34.20%, record. CHARLES SCHWAB & CO., INC, SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS, ATTN: MUTUAL FUNDS, 101 MONTGOMERY STREET, SAN FRANCISCO CA 94104-4122, 5.12%, record.

Moderate Strategy Fund - Class A - ROBERT W BAIRD & CO INC TTEE, FBO DAN LAW, ROLLOVER IRA, A/C 5078-5712, 4521 8TH, LUBBOCK TX 79416-4702, 8.15%, record.

Moderate Strategy Fund - Class C - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, 200 LIBERTY ST, NEW YORK NY 10281-1003, 7.96%, record.

Moderate Strategy Fund - Class D - PRINCIPAL FINANCIAL GROUP, ATTN RIS NPIO TRADE DESK, 711 HIGH STREET, DESMOINES IA 50392-0001, 82.59%, record.

Moderate Strategy Fund - Class E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 28.09%, record. THE MANUFACTURERS LIFE INS CO USA, 250 BLOOR ST EAST 7TH FLR, TORONTO ONTARIO CANADA M4W IE5, 10.49%, record. DELAWARE CHARTER GUARANTEE & TRUST, FBO PRINCIPAL FINANCIAL GROUP, ATTN RIS NPIO TRADE DESK, 711 HIGH ST, DES MOINES IA 50392-0001, 10.26%, record. CHARLES SCHWAB & CO., INC, SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS, ATTN: MUTUAL FUNDS, 101 MONTGOMERY STREET, SAN FRANCISCO CA 94104-4122, 8.43%, record.

Moderate Strategy Fund - Class S - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 19.28%, record. CHARLES SCHWAB & CO., INC, SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS, ATTN: MUTUAL FUNDS, 101 MONTGOMERY STREET, SAN FRANCISCO CA 94104-4122, 5.03%, record.


      At January 31, 2004, the following shareholders could be deemed to "control" the following Funds because such shareholder owns more than 25% of the voting Shares of the indicated Fund. A shareholder who "controls" a Fund has the ability to exert a greater influence over the outcome of any proposals on which it is entitled to vote concerning the Fund than do non-controlling shareholders.

Conservative Strategy Fund - DELAWARE CHARTER GUARANTEE & TRUST, FBO PRINCIPAL FINANCIAL GROUP, ATTN RIS NPIO TRADE DESK, 711 HIGH ST, DES MOINES IA 50392-0001, 34.31%, record.

Moderate Strategy Fund - PRINCIPAL FINANCIAL GROUP, ATTN RIS NPIO TRADE DESK, 711 HIGH STREET, DESMOINES IA 50392-0001, 30.25%, record.


      For information in this regard with respect to the Underlying Funds, refer to the Statement of Additional Information for the Underlying Funds.

      The Trustees and officers of FRIC, as a group, own less than 1% of any Class of each Fund.

      TRUSTEES AND OFFICERS. The Board of Trustees is responsible for overseeing generally the operation of the Funds, including reviewing and approving the Funds' contracts with Frank Russell Investment Management Company ("FRIMCo") and the money managers. A Trustee may be removed at any time by, in substance, a vote of two-thirds of FRIC Shares. A vacancy in the Board shall be filled by a vote of a majority of the remaining Trustees so long as, in substance, two-thirds of the Trustees have been elected by shareholders. There are also two Trustees Emeritus. Trustees Emeritus do not have the power to vote on matters coming before the Board, or to direct the vote of any Trustee, and generally are not responsible or accountable in any way for the performance of the Board's responsibilities. The officers, all of whom are employed by and are officers of FRIMCo or its affiliates, are responsible for the day-to-day management and administration of the Funds' operations.

      The Board of Trustees has established a standing Audit Committee and a standing Nominating and Governance Committee. The Audit Committee's primary functions are: (1) oversight of the Funds' accounting and financial reporting policies and practices and their internal controls and, as appropriate, the internal controls of certain service providers; (2) oversight of the quality and objectivity of the Funds' financial statements and the independent audit thereof; and (3) to act as liaison between the Funds' independent auditors and the full Board. It is management's responsibility to maintain appropriate systems for accounting and internal control and the auditor's responsibility to plan and carry out a proper audit. Currently, the Audit Committee members consist of Mmes. Kristianne Blake and Eleanor W. Palmer and Messrs. Raymond P. Tennison, Jr. and Daniel P. Connealy, each of whom is an independent Trustee. For the fiscal year ending October 31, 2003, the Audit Committee held six meetings. FRIC's Board of Trustees has adopted and approved a formal written charter for the Audit Committee, which sets forth the Audit Committee's current responsibilities. The Audit Committee reviews the maintenance of the Funds' records and the safekeeping arrangements of FRIC's custodian, reviews both the audit and non-audit work of FRIC's independent auditors, submits a recommendation to the Board as to the selection of independent auditors, and pre-approves (i) all audit and non-audit services to be rendered by the auditors for FRIC, (ii) all audit services provided to FRIMCo, or any affiliate thereof that provides ongoing services to FRIC, relating to the operations and financial reporting of FRIC, and (iii) all non-audit services relating to the operations and financial reporting of FRIC, provided to FRIMCo, or any affiliate thereof that provides ongoing services to FRIC, by any auditors with an ongoing relationship with FRIC.

      The primary  functions of the Nominating and Governance  Committee are to:
(1) nominate individuals who are not interested persons of FRIC for independent Trustee membership on the Board; (2) evaluate and review the composition and performance of the Board; (3) review Board governance procedures; (4) review Trustee compensation; and (5) make nominations for membership on all Board committees and review the responsibilities of each committee. The Committee will not consider nominees recommended by Shareholders of the Funds. Currently, the Nominating and Governance Committee members consist of Messrs. Paul E. Anderson and Lee C. Gingrich and Ms. Julie W. Weston, each of whom is an independent Trustee. For the fiscal year ending October 31, 2003, the Nominating and Governance Committee held five meetings.

      FRIC paid $741,323 in the aggregate for the fiscal year ended October 31, 2003 to the Trustees who are not officers or employees of FRIMCo or its affiliates. Trustees are paid an annual retainer plus meeting attendance and chairperson fees in addition to any travel and other expenses incurred in attending Board meetings. FRIC's officers and employees are paid by FRIMCo or its affiliates.

       The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 30 funds, and Russell Investment Funds ("RIF"), which has 5 funds. Each of the trustees is a trustee of both FRIC and RIF. The first table provides information for trustees who are interested trustees. The second table provides information for the independent trustees. The third table provides information for the officers.


                                                                                                    No. of
                                Position(s)                                                      Portfolios in
                                Held With                                                        Russell Fund         Other
                                Fund and                              Principal Occupation(s)       Complex       Directorships
         Name, Age,             Length of                                   During the           Overseen by         Held
          Address              Time Served      Term of Office             Past 5 Years             Trustee        by Trustee
----------------------------- --------------- -------------------- ----------------------------- -------------- ------------------
----------------------------- --------------- -------------------- ----------------------------- -------------- ------------------

  INTERESTED TRUSTEES and
     INTERESTED TRUSTEE
          EMERITUS

----------------------------- --------------- -------------------- ----------------------------- -------------- ------------------
----------------------------- --------------- -------------------- ----------------------------- -------------- ------------------
*George F. Russell, Jr.,       Trustee         Appointed until      o  Director Emeritus,              35               None
                                                                       FRC
Born July 3, 1932              Emeritus        successor            o  Chairman Emeritus,
                               and             is duly elected         FRIC and RIF
909 A Street                   Chairman        and qualified        o  Chairman Emeritus,
Tacoma, Washington             Emeritus                                Frank Russell
98402-1616                     since 1999                              Securities, Inc.
                                                                    o  Chairman Emeritus,
                                                                       Russell 20/20
                                                                    o  Association
                                                                    o  Chairman Emeritus,
                                                                    o  Frank Russell Trust
                                                                    o  Company
                                                                    o  Director Emeritus
                                                                       FRIMCo
                                                                    o  Chairman of
                                                                       Sunshine Management
                                                                       Services, LLC
----------------------------- --------------- -------------------- ----------------------------- -------------- ------------------
----------------------------- --------------- -------------------- ----------------------------- -------------- ------------------

----------------------------- --------------- -------------------- ----------------------------- -------------- ------------------
*Lynn L. Anderson,             Trustee         Appointed until       o  Vice Chairman, FRC              35        o  Trustee, The
Born April 22, 1939            since 1987      successor             o  Chairman of the Board,                       SSgA Funds
                                               is duly elected          Trustee, FRIC and RIF                        (investment
909 A Street                                   and qualified         o  CEO and Chairman of                          company)
Tacoma, Washington                                                      the Board, Russell
98402-1616                                                              Fund Distributors, Inc.
                               Chairman of     Until successor is       and FRIMCo
                               the Board       chosen and            o  Trustee, President
                               since 1999      qualified by             and Chairman of the
                                               trustees                 Board, SSgA Funds
                                                                        (investment company)
                                                                     o  Director and Chairman
                                                                        of the Board, Frank
                                                                        Russell Trust Company
                                                                     o  Director, Frank Russell
                                                                        Investments (Ireland)
                                                                        Limited and Frank
                                                                        Russell Investments
                                                                        (Cayman) Ltd.
                                                                     o  Until October, 2002,
                                                                        President and CEO,
                                                                        FRIC and RIF
----------------------------- --------------- -------------------- ----------------------------- -------------- ------------------





----------------------------- --------------- -------------------- ----------------------------- -------------- ------------------
                                                                                                     No. of
                                Position(s)                                                        Portfolios
                                                                                                       in
                                 Held With                                                        Russell Fund
                                 Fund and                             Principal Occupation(s)       Complex           Other
         Name, Age,              Length of                                  During the            Overseen by     Directorships
                                                                                                                      Held
          Address               Time Served      Term of Office            Past 5 Years             Trustee        by Trustee
----------------------------- --------------- -------------------- ----------------------------- -------------- ------------------
----------------------------- --------------- -------------------- ----------------------------- -------------- ------------------

         INTERESTED
        TRUSTEES and
     INTERESTED TRUSTEE
          EMERITUS

----------------------------- --------------- -------------------- ----------------------------- -------------- ------------------
----------------------------- --------------- -------------------- ----------------------------- -------------- ------------------
*Michael J.A. Phillips,        Trustee         Appointed until       o  1990 - 2003, President, FRC     35             None
Born January 20, 1948          Since 2002      successor is duly     o  1993 - 2003, CEO, FRC
                                               elected and           o  Chairman of the
                                               qualified.               Board and
909 A Street                                                            Director, FRC
Tacoma, Washington                                                   o  Trustee, FRIC and RIF
98402-1616                                                           o  Director, FRTC and
                                                                        Frank Russell Capital
                                                                        Inc.
                                                                     o  Director/Chairman,
                                                                        Frank Russell
                                                                        Investments
                                                                        (Delaware), Inc.
                                                                     o  Director, Chairman of
                                                                        The Board and
                                                                        President, Russell
                                                                        20/20 Association
                                                                     o  Director, Frank Russell
                                                                        Company Pty.
                                                                        Limited, Frank Russell
                                                                        Japan Co., Ltd.,
                                                                        Frank Russell
                                                                        Investments (Suisse),
                                                                        S.A., and Frank
                                                                        Russell Company Limited

* Each of Messrs. Russell, Anderson and Phillips is also an officer of an affiliate of FRIC and RIF and is therefore an interested trustee.


                                                                                                  No. of
                                 Position(s)                                                   Portfolios in
                                  Held With                                                     Russell Fund         Other
                                  Fund and                          Principal Occupation(s)        Complex        Directorships
                                  Length of                               During the             Overseen by          Held
      Name, Age, Address         Time Served    Term of Office            Past 5 Years              Trustee         by Trustee
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------

     INDEPENDENT TRUSTEES
        and INDEPENDENT
       TRUSTEE EMERITUS


-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
Paul E. Anderson,                 Trustee      Appointed until       o  1996 to present,                  35             None
Born October 15, 1931             since 1984   successor is duly        President, Anderson
                                               elected and              Management Group LLC
                                               qualified                (private investments
909 A Street                                                            consulting)
Tacoma, Washington
98402-1616
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------

-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
Paul Anton, Ph.D.,                Trustee      Appointed until       o  Retired since 1997                35             None
Born December 1, 1919             Emeritus     successor is          o  Trustee of FRIC and RIF
                                               duly                     until 2002
                                  since        elected and
909 A Street                      2003         qualified
Tacoma, Washington
98402-1616
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------

-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
William E. Baxter,                Trustee      Appointed until      o  Retired since 1986                 35             None
Born June 8, 1925                 Emeritus     successor is         o  Trustee of FRIC and RIF
                                               duly                    until 2004
                                  since 2004   elected and
909 A Street                                   qualified
Tacoma, Washington
98402-1616
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------

-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
Kristianne Blake,                 Trustee      Appointed until      o  President, Kristianne             35          o Trustee
Born January 22, 1954             since 2000   successor is            Gates Blake, P.S.                               WM Group
                                               duly                    (accounting services)                           of Funds
                                               elected and                                                             (investment
909 A Street                                   qualified                                                               company);
Tacoma, Washington                                                                                                   o Director,
98402-1616                                                                                                             Avista Corp
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------

-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
Daniel P. Connealy                Trustee      Appointed until      o  Retired since 2003                35          o Director,
Born June 6, 1946                 since        successor is duly    o  2001 - 2003, Vice President                     Gold Banc
                                  2003         elected and             and Chief Financial Officer,                    Corporation,
909 A Street                                   qualified               Janus Capital Group Inc.                        Inc.
Tacoma, Washington                                                  o  1979 - 2001, Audit and
98402-1616                                                             Accounting Partner,
                                                                       PricewaterhouseCoopers
                                                                       LLP
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------

-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
Lee C. Gingrich,                  Trustee      Appointed until      o  Retired since 1995                35             None
Born October 6, 1930              since 1984   successor isduly
                                               elected and
                                               qualified
909 A Street
Tacoma, Washington
98402-1616
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------

-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
Eleanor W. Palmer,                Trustee      Appointed until      o  Retired since 1981                35             None
Born May 5, 1926                  since 1984   successor is
                                               duly
                                               elected and
909 A Street                                   qualified
Tacoma, Washington
98402-1616
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------




                                  Position(s)                                                        No. of
                                  Held With                                                       Portfolios in
                                  Fund and                                                        Russell Fund        Other
                                  Length of                        Principal Occupation(s)          Complex       Directorships
                                    Time                                  During the              Overseen by         Held
      Name, Age, Address           Served      Term of Office            Past 5 Years               Trustee         by Trustee
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------

     INDEPENDENT TRUSTEES
        and INDEPENDENT
       TRUSTEE EMERITUS


-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------

-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
Raymond P. Tennison, Jr.          Trustee      Appointed until     o  Currently, President,             35             None
Born December 21, 1955            since 2000   successor is duly      Simpson Investment
                                               elected and            Company and several
                                               qualified              additional subsidiary
909 A Street                                                          companies, including
Tacoma, Washington                                                    Simpson Timber Company,
98402-1616                                                            Simpson Paper Company
                                                                      and Simpson Tacoma
                                                                      Kraft Company
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------

-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
Julie W. Weston,                  Trustee      Appointed until      o Retired since 2000              35             None
Born October 2, 1943              since 2002   successor is duly    o 1987 to 2000, Arbitrator,
                                               elected and            The American Arbitration
                                               qualified              Association Commercial
                                                                      Panel
                                                                    o 1995 to 1999, Hearing
                                                                      Officer, University of
                                                                      Washington
                                                                    o 1987 to 2002, Director,
                                                                      Smith Barney Fundamental
                                                                      Value Fund




                                  Position(s) Held                                       Principal Occupation(s)
          Name, Age,            With Fund and Length                                            During the
           Address                 of Time Served       Term of Office                         Past 5 Years
------------------------------- ---------------------- ------------------ -------------------------------------------------------

           OFFICERS

------------------------------- ---------------------- ------------------ -------------------------------------------------------
------------------------------- ---------------------- ------------------ -------------------------------------------------------
Leonard P. Brennan,             President and Chief    Until successor     o President and CEO, FRIC
Born October 11, 1959           Executive Officer      is chosen and       o President and CEO, RIF
                                since 2002             qualified by        o Director, Russell Fund Distributors, Inc., Frank
909 A Street                                           Trustees              Russell Company, S.A., Frank Russell Investments
Tacoma, Washington                                                           (Singapore)Private Limited and Frank Russell
98402-1616                                                                   Investments (UK) Limited
                                                                           o Director, President and CEO, FRIMCo
                                                                           o Director and COO, Frank Russell Company Limited and
                                                                               Russell Systems Limited
                                                                           o President, Russell Insurance Agency, Inc.
                                                                           o 1999 to present, Managing Director of Individual
                                                                             Investor Services of FRC
------------------------------- ---------------------- ------------------ -------------------------------------------------------

------------------------------- ---------------------- ------------------ -------------------------------------------------------
Mark E. Swanson,                Treasurer and Chief     Until successor    o  Treasurer and Chief Accounting Officer, FRIC and
Born November 26, 1963          Accounting Officer      is chosen and         RIF 1998 to present
                                since 1998              qualified by       o  Director, Funds Administration, FRIMCo and Frank
                                                        Trustees              Russell Trust Company
909 A Street                                                               o  Treasurer, SSgA Funds (investment company);
Tacoma, Washington                                                         o  Manager, Funds Accounting and Taxes, Russell Fund
98402-1616                                                                    Distributors, Inc.
                                                                           o  April 1996 to August 1998, Assistant Treasurer, FRIC
                                                                              and RIF; November 1995 to July 1998, Assistant
                                                                              Secretary SSgA Funds; February 1997 to July 1998,
                                                                              Manager, Funds Accounting and Taxes, FRIMCo
------------------------------- ---------------------- ------------------ -------------------------------------------------------

------------------------------- ---------------------- ------------------ -------------------------------------------------------
Randall P. Lert,                 Director of            Until removed by   o  Director of Investments, FRIC and RIF
Born October 3, 1953             Investments since      Trustees           o  Chief Portfolio Strategist, FRIMCo
                                 1991                                      o  Chief Investment Officer, Frank Russell Trust Company
                                                                           o  Director, FRIMCo and Russell Fund Distributors, Inc.
909 A Street
Tacoma, Washington
98402-1616
------------------------------- ---------------------- ------------------ -------------------------------------------------------

------------------------------- ---------------------- ------------------ -------------------------------------------------------
------------------------------- ---------------------- ------------------ -------------------------------------------------------
Karl J. Ege,                     Secretary and          Until removed by   o  Secretary and General Counsel, FRIC, RIF, FRIMCo,
Born October 8, 1941             General Counsel        Trustees              Frank Russell Trust Company and Russell Fund
                                 since 1994                                   Distributors, Inc.
909 A Street                                                               o  Director, Secretary and General Counsel, Frank Russell
Tacoma, Washington                                                            Capital Inc.
98402-1616                                                                 o  Director and Secretary, Russell 20-20 Association
------------------------------- ---------------------- ------------------ -------------------------------------------------------

------------------------------- ---------------------- ------------------ -------------------------------------------------------
Mark D. Amberson,                Director of            Until removed by   o  Director of Short-Term Investment Funds, FRIC, RIF,
Born July 20, 1960               Short-Term             Trustees              FRIMCo and Frank Russell Trust Company
                                 Investment Funds                          o  From 1991 to 2001, Portfolio Manager, FRIC, RIF,
909 A Street                     since 2001                                   FRIMCo and Frank Russell Trust Company
Tacoma, Washington
98402-1616
------------------------------- ---------------------- ------------------ -------------------------------------------------------

                           TRUSTEE COMPENSATION TABLE
                   FOR THE FISCAL YEAR ENDED OCTOBER 31, 2003



                                                                                                           TOTAL COMPENSATION
                                    AGGREGATE         PENSION OR RETIREMENT       ESTIMATED ANNUAL       FROM FRIC AND RUSSELL
                                   COMPENSATION        BENEFITS ACCRUED AS          BENEFITS UPON             FUND COMPLEX
INTERESTED TRUSTEES and             FROM FRIC         PART OF FRIC EXPENSES          RETIREMENT             PAID TO TRUSTEES
INTERESTED TRUSTEE EMERITUS         ---------         ---------------------          ----------             ----------------


Lynn L. Anderson                  $     0                      $ 0                       $ 0                   $     0
Michael J. Phillips               $     0                      $ 0                       $ 0                   $     0
George F. Russell, Jr.            $     0                      $ 0                       $ 0                   $     0

INDEPENDENT TRUSTEES and
INDEPENDENT TRUSTEE EMERITUS
Paul E. Anderson                  $89,496                      $ 0                       $ 0                   $98,000
Paul Anton, PhD.*                 $45,493                      $ 0                       $ 0                   $50,333
William E. Baxter**               $83,262                      $ 0                       $ 0                   $91,000
Kristianne Blake                  $87,923                      $ 0                       $ 0                   $96,000
Daniel P. Connealy***             $34,731                      $ 0                       $ 0                   $36,178
Lee C. Gingrich                   $88,292                      $ 0                       $ 0                   $96,500
Eleanor W. Palmer                 $84,642                      $ 0                       $ 0                   $92,500
Raymond P. Tennison, Jr.          $83,692                      $ 0                       $ 0                   $91,500
Julie W. Weston                   $83,262                      $ 0                       $ 0                   $91,000

*    Dr. Anton was elected Trustee Emeritus effective December 31, 2002.
**   Mr. Baxter was elected Trustee Emeritus effective March 2, 2004.
***  Mr. Connealy was elected to the Board of Trustees on April 24, 2003.


                EQUITY SECURITIES BENEFICIALLY OWNED BY TRUSTEES
                  FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2003

------------------------------ ----------------------------------------------------------- ----------------------------------------
                                                                                              AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                                SECURITIES IN ALL REGISTERED
                                                                                                INVESTMENT COMPANIES OVERSEEN
                                                                                                 BY TRUSTEES IN RUSSELL FUND
                                                 DOLLAR RANGE OF EQUITY                                    COMPLEX
INTERESTED TRUSTEES and                     SECURITIES IN EACH FUND OF FUNDS
INTERESTED TRUSTEE EMERITUS
------------------------------ ----------------------------------------------------------- ----------------------------------------
------------------------------ --------------------------------- ------------------------- ----------------------------------------
Lynn L. Anderson                None                                                                     None
------------------------------ --------------------------------- ------------------------- ----------------------------------------
------------------------------ --------------------------------- ------------------------- ----------------------------------------
Michael J. Phillips             None                                                                     None
------------------------------ --------------------------------- ------------------------- ----------------------------------------
------------------------------ --------------------------------- ------------------------- ----------------------------------------
George F. Russell, Jr.          None                                                                     over $100,000
------------------------------ --------------------------------- ------------------------- ----------------------------------------
------------------------------ --------------------------------- ------------------------- ----------------------------------------
INDEPENDENT TRUSTEES and
INDEPENDENT TRUSTEE EMERITUS
------------------------------ --------------------------------- ------------------------- ----------------------------------------
------------------------------ --------------------------------- ------------------------- ----------------------------------------
Paul E. Anderson                None                                                                     over $100,000
------------------------------ --------------------------------- ------------------------- ----------------------------------------
------------------------------ --------------------------------- ------------------------- ----------------------------------------
Paul Anton, Ph.D.               Aggressive Strategy Fund             $10,001-$50,000                     $50,001-$100,000
------------------------------ --------------------------------- ------------------------- ----------------------------------------
------------------------------ --------------------------------- ------------------------- ----------------------------------------
William E. Baxter               None                                                                     $1-$10,000
------------------------------ --------------------------------- ------------------------- ----------------------------------------
------------------------------ --------------------------------- ------------------------- ----------------------------------------
Kristianne Blake                None                                                                     over $100,000
------------------------------ --------------------------------- ------------------------- ----------------------------------------
------------------------------ --------------------------------- ------------------------- ----------------------------------------
Daniel P. Connealy              None                                                                     over $100,000
------------------------------ --------------------------------- ------------------------- ----------------------------------------
------------------------------ --------------------------------- ------------------------- ----------------------------------------
Lee C. Gingrich                 None                                                                     over $100,000
------------------------------ --------------------------------- ------------------------- ----------------------------------------
------------------------------ --------------------------------- ------------------------- ----------------------------------------
Eleanor W. Palmer               None                                                                     None
------------------------------ --------------------------------- ------------------------- ----------------------------------------
------------------------------ --------------------------------- ------------------------- ----------------------------------------
Raymond P. Tennison, Jr.        None                                                                     over $100,000
------------------------------ --------------------------------- ------------------------- ----------------------------------------
------------------------------ --------------------------------- ------------------------- ----------------------------------------
Julie W. Weston                 None                                                                     $10,001-$50,000

------------------------------ --------------------------------- ------------------------- ----------------------------------------

                                OPERATION OF FRIC

      SERVICE PROVIDERS.   Most of FRIC's necessary day-to-day operations are
performed by separate business organizations under contract to FRIC.
The principal service providers are:

     Consultant and Trade Placement Agent    Frank Russell Company

     Advisor, Administrator, Transfer and    Frank Russell Investment Dividend
        Disbursing Agent                        Management Company

     Money Managers for the                   Multiple professional
        investment management organizations     discretionary Underlying Funds

     Custodian and Portfolio Accountant       State Street Bank and Trust
                                                Company

      CONSULTANT. FRC, the corporate parent of FRIMCo, was responsible for organizing FRIC and provides ongoing consulting services, described in the Prospectuses, and trade placement services to FRIC and FRIMCo. FRIMCo does not pay FRC an annual fee for consulting services.

      FRC provides comprehensive consulting and money manager evaluation services to institutional clients, including FRIMCo and Frank Russell Trust Company. FRC also provides: (i) consulting services for international investment to these and other clients through its International Division and certain of its wholly owned subsidiaries, (ii) investment account and portfolio evaluation services to corporate pension plan sponsors and institutional money managers, through its Russell/Mellon Analytical Services, Inc. joint venture and (iii) trade placement services on behalf of FRIMCo and other wholly-owned subsidiaries.

      As affiliates, FRC and FRIMCo may establish certain intercompany cost allocations that reflect the consulting services supplied to FRIMCo. George F. Russell, Jr., Trustee Emeritus and Chairman Emeritus of FRIC, is the Chairman Emeritus of FRC. FRIMCo is a wholly owned subsidiary of FRC.

      FRC is a subsidiary of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual"). Founded in 1857, Northwestern Mutual is a mutual insurance company organized under the laws of Wisconsin. Northwestern Mutual, its subsidiaries and affiliates offer insurance and investment products and advisory services that address client needs for financial protection, capital accumulation, asset distribution and estate preservation. Products include permanent and term life insurance, disability income insurance, long-term care insurance and annuity plans for personal, business, estate planning and pension markets; trust services; mutual funds and other securities.

      ADVISOR AND ADMINISTRATOR. FRIMCo provides or oversees the provision of all general management and administration, investment advisory and portfolio management services for the Funds and Underlying Funds. FRIMCo, with the assistance of FRIC, provides the Funds with office space, equipment and the personnel necessary to operate and administer the Funds' business and to supervise the provision of services by third parties such as the money managers (in the case of the Underlying Funds) and custodian. FRIMCo also develops the investment programs for each Fund and Underlying Fund, selects money managers for the Underlying Funds (subject to approval by the Underlying Funds' Board), allocates Underlying Fund assets among money managers, oversees the money managers and evaluates their results. All assets of the Funds are allocated to Underlying Funds. The Underlying Funds' money managers select the individual portfolio securities for the assets of the Underlying Funds assigned to them and either FRIMCo or the money manager may arrange for execution of portfolio transactions for the Underlying Funds. FRIMCo also exercises investment discretion over the portion of each Underlying Fund's assets not allocated to the money managers. FRIMCo selects the individual portfolio securities for that portion of each Underlying Fund's assets and for each Underlying Fund's cash reserves. (See, "Investment Policies of the Underlying Funds -- Cash Reserves.") FRIMCo may also directly manage portions of an Underlying Fund during periods of transitions from one money manager to another.

      FRIMCo also acts as FRIC's transfer agent and dividend disbursing agent. FRIMCo, as agent for FRIC, pays the money managers' fees for the Underlying Funds, as a fiduciary for the Underlying Funds, out of the advisory fee paid by the Underlying Funds to FRIMCo. The remainder of the advisory fee is retained by FRIMCo as compensation for the services described above and to pay expenses.

      Each of the Funds pays an advisory fee directly to FRIMCo, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds.

      The following Funds of Funds paid FRIMCo the listed advisory fees (gross of reimbursement and/or waivers) for the fiscal years ended October 31, 2003, 2002 and 2001, respectively.


                 Funds of Funds            10/31/03    10/31/02    10/31/01
                 --------------            --------    --------    --------
      Equity Aggressive Strategy Fund       $669,610   $ 547,141  $  561,810
      Aggressive Strategy Fund             1,191,553     825,789     692,186
      Balanced Strategy Fund               2,157,479   1,336,379   1,021,159
      Moderate Strategy Fund                 608,983     283,844     185,220
      Conservative Strategy Fund             545,035     141,760      65,074
      Tax-Managed Global Equity Fund          79,465     101,045      86,448

      While FRIMCo will perform investment advisory services for the Funds of Funds (i.e., determining the percentages of the Underlying Funds which will be purchased by each Fund of Funds, and periodically adjusting the percentages and the Underlying Funds), FRIMCo has waived and/or reimbursed its advisory fees since each Fund of Funds' inception and has contractually agreed to continue the waiver of advisory fees through February 28, 2005. Advisory fees do not vary among classes of Shares. Since November 2000, administrative fees for each Fund of Funds are borne by the Underlying Funds in accordance with the Funds' Special Servicing Agreements. For the fiscal years ended October 31, 2003 2002 and 2001, respectively, FRIMCo waived fees in the following amounts: Equity Aggressive Strategy Fund: $669,610, $547,141 and $561,810; Aggressive Strategy Fund:
$1,191,553,   $825,789  and  $692,186;   Balanced  Strategy  Fund:   $2,157,479,
$1,336,379  and  $1,021,159;  Moderate  Strategy  Fund:  $608,983,  $283,844 and
$185,220;  Conservative  Strategy  Fund:  $545,035,  $141,760 and  $65,074;  and
Tax-Managed Global Equity Fund: $79,465, $101,045 and $86,448. FRIMCo paid no reimbursements to any Fund of Funds for the fiscal years ended October 31, 2001, 2002 and 2003. Each of the Funds of Funds will indirectly bear their proportionate share of the combined advisory and administrative fees paid by the Underlying Funds in which they invest. While a shareholder of a Fund of Funds will also bear a proportionate part of the combined advisory and administrative fees paid by an Underlying Fund, those fees paid are based upon the services received by the respective Underlying Fund.

      The Underlying Funds in which the Funds of Funds currently invest paid FRIMCo the listed advisory and administrative fees (gross of reimbursements and/or waivers) for the fiscal years ended October 31, 2003, 2002 and 2001, respectively:

                                        10/31/03      10/31/02     10/31/01
      Diversified Equity              $ 9,468,214    $9,254,865   $10,536,406
      Special Growth                    5,655,039     6,221,205     6,777,311
      Quantitative Equity              10,318,151     9,943,216    10,980,154
      International Securities          9,345,197     8,363,529     9,345,463
      Diversified Bond                  4,287,293     3,569,206     3,358,849
      Short Term Bond                   4,169,867     2,619,949     2,012,394
      Multistrategy Bond                4,844,946     4,233,397     4,104,822
      Real Estate Securities            6,154,966     5,707,148     5,750,916
      Emerging Markets                  3,843,429     3,889,017     3,954,721
      Tax-Managed Large Cap             2,435,776     3,386,483     4,239,472
      Tax-Managed Mid & Small Cap         964,727     1,024,572     1,111,853
      Tax Exempt Bond                     557,627       551,526       483,580
      Tax Free Money Market               361,169       440,241       444,583

      FRIMCo has contractually agreed to waive all or a portion of its combined advisory and administrative fees for certain Underlying Funds. This arrangement is not part of the Advisory Agreement with FRIC or the Administrative Agreement and may be changed or discontinued. FRIMCo currently calculates its advisory fee based on a Fund's average daily net assets.

      The following paragraphs list the current waivers and those that were in effect during the last three fiscal years.

      For the Tax-Managed Mid & Small Cap Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2005, up to the full amount of its 1.03% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed 1.25% of the average daily net assets of that Fund on an annual basis. Fund-level expenses for the Fund do not include administrative fees, 12b-1 fees or shareholder servicing fees. FRIMCo waived fees in the amount of $313,137, $283,457 and $221,976 for the fiscal years ended October 31, 2001, 2002 and 2003, respectively. There was no reimbursement for the fiscal years ended October 31, 2001, 2002 or 2003. As a result of the waivers, the Fund paid advisory and administrative fees of $798,716, $741,115 and $742,751 for the fiscal years ended October 31, 2001, 2002 and 2003, respectively.

      For the Short Term Bond Fund, FRIMCo had contractually agreed to waive, until February 29, 2004, up to the full amount of its 0.50% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed 0.52% of average daily net assets of that Fund on an annual basis. Until February 29, 2003, FRIMCo had contractually agreed to waive up to the full amount of its 0.50% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed 0.47% of average daily net assets of that Fund on an annual basis. Fund-level expenses for the Fund do not include administrative fees, 12b-1 fees or shareholder servicing fees. FRIMCo waived fees in the amount of $575,014, $965,164 and $1,336,988 for the fiscal years ended October 31, 2001, 2002 and 2003, respectively. There was no reimbursement for expenses over the cap in the fiscal years ended October 31, 2001, 2002 and 2003. As a result of the waivers and reimbursements, the Fund paid advisory and administrative fees of $1,437,380, $1,654,785 and $2,832,879 for the fiscal years ended October 31, 2001, 2002 and 2003, respectively.

      FRIMCo is a wholly owned subsidiary of FRC, a subsidiary of The Northwestern Mutual Life Insurance Company. FRIMCo's mailing address is 909 A Street, Tacoma, WA 98402.

      MONEY MANAGERS. The money managers of the Underlying Funds have no affiliations or relationships with FRIC or FRIMCo other than as discretionary managers for all or a portion of a Fund's portfolio, except some money managers (and their affiliates) may effect brokerage transactions for the Underlying Funds (see, "Brokerage Allocations" and "Brokerage Commissions"). Money managers may serve as advisors or discretionary managers for Frank Russell Trust Company, other investment vehicles sponsored or advised by FRC or its affiliates, other consulting clients of FRC, other off-shore vehicles and/or for accounts which have no business relationship with the FRC organization.

      From its advisory fees received from the Underlying Funds, FRIMCo, as agent for FRIC, pays all fees to the money managers for their investment selection services. Quarterly, each money manager is paid the pro rata portion of an annual fee, based on the average for the quarter of all the assets allocated to the money manager. For the fiscal years ended October 31, 2001, 2002 and 2003, management fees paid to the money managers of the Underlying Funds were:


                                                                                                      Annual rate
                 Fund                                     Amount Paid                           (as a % of average daily net
                 ----                                                                           ----------------------------
                                                                                                           assets)
                                        ------------------------------------------------
                                             2003            2002             2001                 2003       2002      2001
                                             ----            ----             ----                 ----       ----      ----
Diversified Equity                        $2,448,121      $2,441,455        $2,752,388            0.20%      0.21%     0.21%
Special Growth                             2,432,766       2,665,772         2,831,559            0.41%      0.41%     0.40%
Quantitative Equity                        2,124,330       2,211,770         2,632,544            0.16%      0.18%     0.19%
International Securities                   3,044,386       2,939,076         3,473,692            0.31%      0.34%     0.36%
Diversified Bond                             587,840         456,791           434,847            0.06%      0.06%     0.06%
Short Term Bond                            1,315,964         901,066           725,336            0.16%      0.17%     0.18%
Multistrategy Bond                         1,006,409         888,885           907,674            0.14%      0.14%     0.14%
Real Estate Securities                     1,835,491       1,772,730         1,725,449            0.25%      0.27%     0.26%
Emerging Markets                           1,725,885       1,749,735         1,994,655            0.54%      0.54%     0.61%
Tax-Managed Large Cap                        886,098       1,145,352         1,426,055            0.27%      0.25%     0.25%
Tax-Managed Mid & Small Cap                  397,506         424,207           462,099            0.42%      0.42%     0.43%
Tax Exempt Bond                              336,464         332,285           293,119            0.21%      0.21%     0.21%
Tax Free Money Market                        121,030         136,779           138,703            0.08%      0.08%     0.08%


      Each money manager has agreed that it will look only to FRIMCo for the payment of the money manager's fee, after FRIC has paid FRIMCo. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. Some money managers may receive investment research prepared by FRC as additional compensation, or may receive brokerage commissions for executing portfolio transactions for the Funds through broker- dealer affiliates.

         APPROVAL OF INVESTMENT ADVISORY AGREEMENT. The Board of Trustees, including all of the Independent Trustees, last considered and approved the continuation of the advisory agreement with FRIMCo and the portfolio management contract with each Money Manager of the Underlying Funds at a meeting held on March 2, 2004. In connection with this review, the Board, with the advice and assistance of independent counsel, received and considered (1) information and reports prepared by FRIMCo relating to the services provided by FRIMCo (and its affiliates) to the Fund and by FRIMCo (and its affiliates) and each Money Manager to Underlying Funds and (2) information received from an independent, nationally recognized provider of investment company information comparing the performance of the Funds and the Underlying Funds and their operating expenses over various periods of time with other peer funds ("Comparable Funds") not managed by FRIMCo believed by the providers to be generally comparable in investment objectives and size to the Funds and Underlying Funds (collectively, the "Agreement Renewal Information").

         In evaluating the advisory agreement with FRIMCo and the portfolio management contracts with the Money Managers of the Underlying Funds, the Board considered that the Funds and Underlying Funds, in employing a manager of managers method of investment for each Underlying Fund, operate in a manner that is distinctly different from most other investment companies. In the case of most other investment companies, an advisory fee is paid by the investment company to its adviser which in turn employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser's style and investment philosophy. All Underlying Funds, other than the Tax-Managed Mid & Small Cap Fund which is currently managed only by a single Money Manager (the "Single Manager Underlying Fund"), have multiple Money Managers.

         The Board considered that FRIMCo (rather than any Money Manager) is responsible under the advisory agreement for determining, implementing and maintaining the investment program for each Underlying Fund. With the exception of the Single Manager Underlying Fund, assets of each Underlying Fund have been allocated among multiple Money Managers. The assets of the Single Manager Underlying Fund have been allocated to a single Money Manager.

         FRIMCo is responsible for selecting Money Managers for each Underlying Fund and, with respect to Underlying Funds other than the Single Manager Underlying Fund, for determining allocations and reallocations of assets among the Money Managers. Each Money Manager for an Underlying Fund in effect performs the function of an individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Underlying Fund assigned to it by FRIMCo in accordance with the Fund's applicable investment objective, policies and restrictions (each, a "segment"). FRIMCo is responsible for communicating performance expectations and evaluations to each Money Manager; supervising compliance by each Money Manager with each Underlying Fund's investment objectives and policies; authorizing Money Managers to engage in certain investment strategies for an Underlying Fund; and recommending annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, FRIMCo is responsible for recommending to the Board the restructuring of Underlying Fund segments and additions of new Money Managers or replacements of existing Money Managers at any time when, based on FRIMCo's research and analysis, such actions are appropriate. FRIMCo may develop specific constraints from time to time for each Money Manager intended to capitalize on the strengths of that Money Manager or to coordinate the investment activities of Money Managers for an Underlying Fund in a complementary manner. Therefore, FRIMCo's selection of Money Managers is made not only on the basis of performance considerations but anticipated compatibility with other Money Managers in the same Underlying Fund. The performance of individual Money Managers for an Underlying Fund may reflect the roles assigned to them by FRIMCo in the Underlying Fund's investment activities and any constraints placed by FRIMCo upon their selection of portfolio securities. In light of the foregoing, the overall performance of each Fund and Underlying Fund reflects in great part the performance of FRIMCo in designing the Underlying Fund's investment program, structuring Underlying Fund segments, selecting an effective Money Manager for each segment with a style that is complementary to the styles of the Money Managers of other Underlying Fund segments, and allocating assets among the Money Managers in a manner designed to achieve the objectives of the Underlying Fund. The overall performance of each Fund, in turn, reflects the performance of FRIMCo in carrying out its responsibilities for each Underlying Fund and its performance in allocating Fund assets among the Underlying Funds.

         The Board also considered that the prospectuses for the Funds and Underlying Funds emphasize to investors FRIMCo's role as the principal investment manager for each Fund and Underlying Fund, rather than the investment selection role of the Underlying Fund's Money Managers, and describe the manner in which the Funds and Underlying Funds operate so that investors may take the information into account when deciding to purchase shares of any such Fund.

         In addition to these general factors relating to the manager of managers structure of the Underlying Funds, the Trustees considered, with respect to each Fund and Underlying Fund, various specific factors on the basis of the Agreement Renewal Information in evaluating renewal of the advisory agreement with FRIMCo, including the following:

       1. The nature, scope and quality of the services provided to the Fund and Underlying Fund by FRIMCo;

       2. The advisory fee paid by the Fund or Underlying Fund to FRIMCo and the fact that it encompasses all investment advisory fees paid by the Fund or Underlying Fund, including the fees for any Money Managers of such Underlying Fund;

       3. Other fees and benefits received by FRIMCo or its affiliates from the Fund or Underlying Fund, including administrative, transfer agent, cash management and securities lending fees, soft dollar arrangements and commissions in connection with portfolio securities transactions;

       4. Investment advisory fees paid by Comparable Funds;

       5. Expenses incurred by the Fund or Underlying Fund and Comparable Funds;

       6. The profits that FRIMCo derives from its mutual fund operations generally and from each Fund and Underlying Fund; and

       7. The importance of supporting quality, long-term service by FRIMCo to help achieve the Fund's and Underlying Fund's investment performance, including the continuing need of FRIMCo to retain and attract qualified investment and service professionals to serve the Fund and Underlying Funds.

         The Board also considered the special expertise of FRIMCo with respect to the manager of managers structure of the Funds and Underlying Funds other than the Single Manager Underlying Fund and the likelihood that, at the current expense ratio of each such Fund or Underlying Fund, there would be no acceptable alternative investment managers to replace FRIMCo on comparable terms given the need to conduct the manager of managers, multi-style strategy of such Fund or Underlying Fund selected by its shareholders in purchasing their shares.

      Based on all of the factors described above and such other considerations and information as it deemed relevant, the Board determined that the renewal of the advisory agreement would be in the best interests of each Fund and its shareholders, and, on that basis, approved their renewals.

      DISTRIBUTOR. Russell Fund Distributors, Inc. (the "Distributor") serves as the distributor of FRIC Shares. The Distributor receives no compensation from FRIC for its services other than Rule 12b-1 compensation and shareholder services compensation for certain classes of Shares pursuant to FRIC's Rule 12b-1 Distribution Plan and Shareholder Services Plan, respectively. The Distributor distributes shares of the Funds of Funds continuously, but reserves the right to suspend or discontinue distribution on that basis. The Distributor is not obligated to sell any specific amount of Fund of Funds shares. The Distributor is a wholly owned subsidiary of FRIMCo and its mailing address is 909 A Street, Tacoma, WA 98402.

      CUSTODIAN AND PORTFOLIO ACCOUNTANT. State Street Bank and Trust Company ("State Street") serves as the custodian for FRIC. State Street also provides basic portfolio recordkeeping required for each of the Underlying Funds for regulatory and financial reporting purposes. For these services, State Street is paid the following annual fees, which will be billed and payable on a monthly basis:

       Custody:

       Domestic Custody (Underlying Funds)
       -----------------------------------
        o $3,000 per portfolio per fund; and
        o First $10  billion  in  average  daily net  assets - 0.75%,
        o Over $10 billion - 0.65%.

       Global Custody (Underlying Funds)
           o First $500 million in month end net assets - 0.11% - 0.35% depending on the geographic classification of the investments in the international funds;
           o Over $500 million - 0.03% - 0.35% depending on the geographic classification of the investments in the international funds; and
           o a transaction charge ranging from $25 - $100 depending on the geographic classification of the investments in the international funds.

       All Custody (Underlying Funds)
           o Portfolio transaction charges range from $6.00 - $25.00 depending on the type of transaction;
           o Futures and Options charges range from $8.00 - $25.00;
           o Monthly pricing fees of $375.00 per portfolio and $6.00 - $11.00 per security;
           o On-line  access charges of $2,500 per fund; and
           o Reimbursement  of  out-of-pocket   expenses  including postage,
             transfer fees, stamp duties, taxes, wire fees, telexes and freight. Portfolio transaction charges for the Funds of Funds are equal to $5.00 each. In addition, interest earned on cash reserves will be used to offset the Funds of Funds' and Underlying Funds' custodian expense, as applicable.

       Fund Accounting:

       Domestic Fund Accounting (Underlying Funds)
           o $10,000 per portfolio; and
           o 0.015% of average daily net assets.

       International Fund Accounting  (Underlying Funds)
           o $24,000 per portfolio per year; and
           o 0.03% of month end net assets.

       Funds of Funds Account
       ----------------------
           o $12,000 per portfolio; and
           o Yield calculation services Funds of Funds and Underlying Funds - $4,200 per fixed income fund.

       Tax accounting services
           o $8,500 per Equity Fund, $11,000 per Fixed Income Fund, and $15,000 per Global Fund.

       The mailing address for State Street Bank and Trust Company is:
1776 Heritage Drive, North Quincy, MA 02171.

       Domestic Fund Accounting Underlying Funds and Funds of Funds -- in addition to the charges listed above, the Underlying Funds and the Funds of Funds pay multiple class charges as follows:
           o 2-3 classes, $1,250 per month, per class or $15,000 annually per class; greater than 3 classes, $850 per month, per class or $10,200 annually per class.

      TRANSFER AND DIVIDEND DISBURSING AGENT. FRIMCo serves as Transfer Agent for FRIC. For this service FRIMCo is paid a per-account fee for transfer agency and dividend disbursing services provided to FRIC. From this fee, which is based upon the number of shareholder accounts, systems capabilities and total assets of the Funds, FRIMCo compensates unaffiliated agents who assist in providing these services. FRIMCo is also reimbursed by FRIC for certain out-of-pocket expenses, including postage, taxes, wires, stationery and telephone. The Funds of Funds' investments in the Underlying Funds will not be charged a fee. FRIMCo's mailing address is 909 A Street, Tacoma, WA 98402.

      ORDER PLACEMENT DESIGNEES. FRIC has authorized certain Financial Intermediaries to accept on its behalf purchase and redemption orders for FRIC Shares. Certain Financial Intermediaries are authorized, subject to approval of the Distributor, to designate other intermediaries to accept purchase and redemption orders on FRIC's behalf. With respect to those intermediaries, FRIC will be deemed to have received a purchase or redemption order at the time such a Financial Intermediary or, if applicable, an authorized designee, accepts the order. The customer orders will be priced at the applicable Fund's net asset value next computed after they are accepted by such a Financial Intermediary or an authorized designee, provided that Financial Intermediary or an authorized designee timely transmits the customer order to FRIC.

      INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP serves as the independent accountants of FRIC. PricewaterhouseCoopers LLP is responsible for performing annual audits of the financial statements and financial highlights of the Funds in accordance with generally accepted auditing standards and a review of federal tax returns. The mailing address of PricewaterhouseCoopers LLP is 1420 Fifth Avenue, Suite 1900, Seattle, WA 98101.

      CODES OF ETHICS. FRIC, FRIMCo and the Distributor have each adopted a Code of Ethics as required under SEC Rule 17j-1. These Codes permit personnel subject to the Codes to invest in securities, which may include securities in which the Underlying Funds can invest. Personal investments are subject to the regulatory and disclosure provisions of the respective Codes. In addition, each Money Manager has adopted a Code of Ethics under Rule 17j-1. The table below indicates whether each Money Manager's Code of Ethics permits personnel covered by the Code to invest in securities and, where appropriate, to invest in securities in which an Underlying Fund advised by that Money Manager may invest.


--------------------------------- --------------------------- --------------------------------------- -------------------------
                                                                                                       Does the code contain
                                                                                                        all of the required
                                      Personal investing       Are investments in securities owned         Rule 17j-1
         MONEY MANAGER                     allowed?             by the advised sub-trust allowed?          provisions?
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
AEW Management and Advisors,      Yes                         No                                      Yes
L.P.
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
Alliance Capital Management       Yes                         Yes, but not in securities with         Yes
L.P. through its                                              pending or possible client buy or
Bernstein Investment Research                                 sell orders
and Management Unit
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
AQR Capital Management, LLC       Yes                         Yes, but not in securities on a         Yes
                                                              restricted list
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
Ark Asset Management Co., Inc.    Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
Aronson + Johnson + Ortiz, LP     Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
Arrowstreet Capital, Limited      Yes                         Yes                                     Yes
Partnership
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
Axiom International Investors     Yes                         Yes, but not in securities with         Yes
LLC                                                           pending or possible client buy or
                                                              sell orders
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
Barclays Global Fund Advisors     Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders and certain blackouts
                                                              apply to securities of Barclays PLC
                                                              and securities underwritten by
                                                              Barclays affiliates
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
The Boston Company Asset          Yes                         Yes, but not in securities with         Yes
Management, LLC                                               pending or possible client buy or
                                                              sell orders, also, certain persons
                                                              may not purchase securities issued by
                                                              financial services organizations
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
Capital International, Inc.       Yes                         Yes                                     Yes
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
CapitalWorks Investment           Yes                         Yes, but not in securities with         Yes
Partners, LLC                                                 pending or possible client buy or
                                                              sell orders
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
David J. Greene and Company, LLC  Yes                         Yes                                     Yes
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
Delaware International Advisers   Yes                         Yes, but not in securities with         Yes
Ltd.                                                          pending or possible client buy or
                                                              sell orders
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
Delaware Management Company, a    Yes                         Yes, but not in securities with         Yes
series of Delaware Management                                 pending or possible client buy or
Business Trust                                                sell orders
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
Delphi Management, Inc.           Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
Fidelity Management & Research    Yes                         Yes, but cannot purchase closed-end     Yes
Company                                                       funds for which Fidelity performs
                                                              pricing and bookkeeping, securities
                                                              of certain broker-dealers or
                                                              interests in hedge funds and
                                                              investment clubs
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
F&C Emerging Markets Limited      Yes                         Yes, cannot purchase securities on a    Yes
                                                              restricted list
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
Frank Russell Investment          Yes                         Yes, but not in securities with         Yes
Management Company                                            pending or possible client buy or
                                                              sell orders
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
Franklin Portfolio Associates,    Yes                         Yes, but not in securities with         Yes
LLC                                                           pending or possible client buy or
                                                              sell orders, also, certain persons
                                                              may not invest in securities of
                                                              financial services organizations
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
Geewax, Terker & Company          Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
Genesis Asset Managers Limited    Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
Goldman Sachs Asset Management,   Yes                         Yes, but not in securities with         Yes
L.P.                                                          pending or possible client buy or
                                                              sell orders
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
Institutional Capital             Yes                         No                                      Yes
Corporation
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
INVESCO Realty Advisors, a        Yes                         Yes, but not in securities on a         Yes
division of INVESCO                                           restricted list
Institutional (N.A.), Inc.
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
Jacobs Levy Equity Management,    Yes                         Yes, but not in securities with         Yes
Inc.                                                          pending or possible client buy or
                                                              sell orders
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
John A. Levin & Co., Inc.         Yes                         Yes, subject to blackout periods        Yes
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
J.P.  Morgan  Investment          Yes                         Yes, but not in securities with         Yes
Management Inc.                                               pending or possible client buy or
                                                              sell orders
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
Kayne Anderson Rudnick            Yes                         Yes, but not in securities on a         Yes
Investment Management, LLC                                    restricted list
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
Lincoln Capital Fixed Income      Yes                         Yes, but not in securities with         Yes
Management Company                                            pending or possible client buy or
                                                              sell orders
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
Marsico Capital Management        Severely restricts personal No                                      Yes
Company, LLC                      trading except for certain
                                  specific  transactions such
                                  as the purchase of mutual
                                  fund shares, commercial
                                  paper, etc.
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
Marvin & Palmer Associates, Inc.  Yes                         Yes                                     Yes
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
Mastholm Asset Management, LLC    Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
Merganser Capital Management      Yes                         Yes, but may not enter into             Yes
L.P.                                                          transactions that may result in
                                                              conflicts of interest with clients
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
MFS Institutional Advisors, Inc.  Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
Montag & Caldwell, Inc.           Yes                         Yes, but not in securities on a         Yes
                                                              restricted stock list
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
Morgan Stanley Investment L.P.    Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
Oechsle International Advisors,   Yes                         Yes, but not in securities with         Yes
LLC                                                           pending or possible client buy or
                                                              sell orders
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
Pacific Investment Management     Yes, but must use a         Yes, but not in securities with         Yes
Company LLC                       registered broker for       pending or possible client buy or
                                  transactions in publicly    sell orders
                                  traded securities
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
Roxbury Capital Management, LLC   Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
RREEF America L.L.C.              Yes                         Yes, but transactions in securities     Yes
                                                              with pending or possible client buy
                                                              or sell orders require prior approval
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
Sands Capital Management, Inc.    Yes                         Yes, subject to blackout periods        Yes
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
Schneider Capital Management      Yes                         Yes, but not in securities with         Yes
Corporation                                                   pending or possible client buy or
                                                              sell orders
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
STW Fixed Income Management       Yes                         Yes, but not in securities with         Yes
Ltd.                                                          pending or possible client buy or
                                                              sell orders
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
Suffolk Capital Management, LLC   Yes                         Yes, but not in securities with         Yes
                                                              pending or possible client buy or
                                                              sell orders or in securities of which
                                                              10% or more are held in portfolios
                                                              managed by Suffolk
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
TimesSquare Capital Management,   Yes                         Yes, but not in securities with         Yes
Inc.                                                          pending or possible client buy or
                                                              sell orders
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
T.  Rowe  Price  International,  Yes                          Yes,  but not in  securities  with      Yes
Inc.                                                          pending or possible client buy or
                                                              sell orders
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
Turner Investment Partners, Inc.  Yes                         Yes, but not in securities in which     Yes
                                                              the adviser has a long or short
                                                              position or with pending or possible
                                                              client buy or sell orders
--------------------------------- --------------------------- --------------------------------------- -------------------------

      PLAN PURSUANT TO RULE 18f-3. Securities and Exchange Commission (the "SEC") Rule 18f-3 under the 1940 Act, permits a registered open-end investment company to issue multiple classes of shares in accordance with a written plan approved by the investment company's board of trustees that is filed with the SEC. The Board has taken the following actions:
      o At a meeting held on April 22, 1996, the Board adopted a plan pursuant to Rule 18f-3 (the "Rule 18f-3 Plan") on behalf of each Fund that issues multiple classes of Shares (each a "Multiple Class Fund").
      o At a meeting held on June 3, 1998, the Board amended the Rule 18f-3 Plan to create classes for the Institutional Funds.
      o On November 9, 1998, the Board again amended the Rule 18f-3 Plan to revise the previously authorized classes.
      o On August 9, 1999, the Board amended the Rule 18f-3 Plan to create classes for the Tax-Managed Mid &Small Cap Fund, Tax-Managed Large Cap Fund and the Tax-Managed Global Equity Fund.
      o On November 22, 1999, the Board amended the Rule 18f-3 Plan to create Class A Shares for all Funds except the Institutional Funds and the money market funds.
      o On August 7, 2000 the Board amended the Rule 18f-3 Plan (i) to create Class B Shares of all Funds except the Institutional Funds, (ii) to create Class A Shares, Class C Shares, Class E Shares and Class S Shares of the Select Growth Fund and Select Value Fund, (iii) to create Class E Shares of the Tax-Managed Mid & Small Cap Fund, Tax-Managed Large Cap Fund, and Tax-Managed Global Equity Fund; (iv) to redesignate the existing Class S Shares of the money market funds as Class I Shares and create new Class A and Class S Shares of the money market funds; and (v) to permit holders of Class B Shares who have paid the applicable contingent deferred sales charge to exchange those Shares for A Shares of the same Fund without imposition of the Class A front-end Sales Charge.
      o On October 27, 2000 the Board amended the Rule 18f-3 Plan (i) to revoke the August 7, 2000 redesignation of the Class S Shares of the money market funds as Class I Shares, (ii) to revoke the creation of new Class S Shares of the money market funds, and (iii) to create Class I Shares and Class Y Shares of the Select Growth Fund and Select Value Fund.
      o On February 25, 2002, the Board amended the Rule 18f-3 Plan to add Class I and Class Y to each of the Real Estate Securities and Short Term Bond Funds.
      o On October 8, 2002, the Board amended the Rule 18f-3 Plan to create Class A, Class B and Class C Shares of the Russell Multi-Manager Principal Protected Fund
      o On November 25, 2002, the Board amended the Rule 18f-3 Plan with respect to all FRIC Funds, other than the Russell Multi-Manager Principal Protected Fund, to remove the Class A Shares from the Shareholder Services Plan and to add the Class A Shares to the 12b-1 Distribution Plan.

      For purposes of this Statement of Additional Information, each Fund that issues multiple classes of Shares is referred to as a "Multiple Class Fund." The key features of the Rule 18f-3 plan are as follows: Shares of each class of a Multiple Class Fund represent an equal pro rata interest in the underlying assets of that Fund, and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (1) each class of Shares offered in connection with a Rule 12b-1 plan may bear certain fees under its respective Rule 12b-1 plan and may have exclusive voting rights on matters pertaining to that plan and any related agreements; (2) each class of Shares may contain a conversion feature; (3) each class of Shares may bear differing amounts of certain class expenses; (4) different policies may be established with respect to the payment of distributions on the classes of Shares of a Multiple Class Fund to equalize the net asset values of the classes or, in the absence of such policies, the net asset value per share of the different classes may differ at certain times; (5) each class of Shares of a Multiple Class Fund may have different exchange privileges from another class; (6) each class of Shares of a Multiple Class Fund may have a different class designation from another class of that Fund; and (7) each class of Shares offered in connection with a shareholder servicing plan would bear certain fees under its respective plan.

      DISTRIBUTION PLAN. Under the 1940 Act, the SEC has adopted Rule 12b-1, which regulates the circumstances under which mutual funds may, directly or indirectly, bear distribution expenses. Rule 12b-1 provides that mutual funds may pay for such expenses only pursuant to a plan adopted in accordance with
Rule 12b-1. Each Fund of Funds has adopted a distribution plan (the "Distribution Plan") in accordance with the Rule.

      In adopting the Distribution Plan for each Fund of Funds, a majority of the Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of FRIC and who have no direct or indirect financial interest in the operation of any Distribution Plan or in any agreements entered into in connection with any Distribution Plan (the "Independent Trustees"), have concluded, in conformity with the requirements of the 1940 Act, that there is a reasonable likelihood that the Distribution Plan will benefit each respective Fund of Funds and its shareholders. In connection with the Trustees' consideration of whether to adopt the Distribution Plan for each Fund of Funds, the Distributor, as the Funds of Funds' principal underwriter, represented to the Trustees that the Distributor believed that the Distribution Plan was expected to result in increased sales and asset retention for those Funds of Funds by enabling those Funds of Funds to reach and retain more investors and Financial Intermediaries (such as brokers, banks, financial planners, investment advisors and other financial institutions), although it is impossible to know for certain, in the absence of a Distribution Plan or under an alternative distribution arrangement, the level of sales and asset retention that a particular Fund of Funds would have.

      For each Fund of Funds, the 12b-1 fees may be used to compensate (a) Selling Agents (as defined below) for sales support services provided, and related expenses incurred with respect to Class A, Class B, Class C and Class D Shares, by such Selling Agents, and (b) the Distributor for distribution services provided by it, and related expenses incurred, including payments by the Distributor to compensate Selling Agents for providing support services. The Distribution Plan is a compensation-type plan. As such, FRIC makes no distribution payments to the Distributor with respect to Class A, Class B, Class C or Class D Shares except as described above. Therefore, FRIC does not pay for unreimbursed expenses of the Distributor, including amounts expended by the Distributor in excess of amounts received by it from FRIC, interest, carrying or other financing charges in connection with excess amounts expended, or the Distributor's overhead expenses. However, the Distributor may be able to recover such amount or may earn a profit from future payments made by FRIC under the Distribution Plan.

      For each Fund of Funds, the Distribution Plan provides that each Fund of Funds may spend annually, directly or indirectly, up to 0.75% of the average daily net asset value of its Class A, Class B, Class C and Class D Shares for any activities or expenses primarily intended to result in the sale of Class A, Class B, Class C and Class D Shares of such Fund of Funds. Such payments by FRIC will be calculated daily and paid periodically and shall not be made less frequently than quarterly. Any amendment to increase materially the costs that Shares may bear for distribution pursuant to the Distribution Plan shall be effective upon a vote of the holders of the affected Class of the lesser of (a) more than fifty percent (50%) of the outstanding Shares of the affected Class of a Fund of Funds or (b) sixty-seven percent (67%) or more of the Shares of the affected Class of a Fund of Funds present at a shareholders' meeting, if the holders of more than 50% of the outstanding Shares of the affected Class of such Fund of Funds are present or represented by proxy (a "1940 Act Vote") and a vote of the Trustees, including a majority of the Independent Trustees. For the Funds of Funds, the Distribution Plan does not provide for those Funds of Funds to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years. A quarterly report of the amounts expended under the Distribution Plan, and the purposes for which such expenditures are incurred, must be made to the Trustees for their review. To remain in effect, the Distribution Plan must be approved annually by a vote of the Trustees, including a majority of the Independent Trustees. Also, any material amendments must be approved by a vote of the Trustees, including a majority of the Independent Trustees. While the Distribution Plan is in effect, the selection and nomination of the Independent Trustees shall be committed to the discretion of such Independent Trustees. For each Fund of Funds, the Distribution Plan is terminable without penalty at any time by (a) a vote of a majority of the Independent Trustees, or (b) a vote of the holders of the lesser of (i) more than fifty percent (50%) of the outstanding Shares of the affected Class of a Fund of Funds or (ii) a 1940 Act Vote.

      Under the Distribution Plan, the Funds of Funds may also enter into agreements ("Selling Agent Agreements") with Financial Intermediaries and with the Distributor to provide sales support services with respect to Fund of Funds Shares held by or for the customers of the Financial Intermediaries. Financial Intermediaries that have entered into Selling Agent Agreements are referred to in this Statement as "Selling Agents."

      Under the Distribution Plan, the following Funds of Funds' Class A, Class C and Class D Shares accrued expenses in the following amounts, payable as compensation to the Distributor, for the fiscal years ended October 31, 2003, 2002 and 2001 (these amounts were for compensation to dealers):


Funds of Funds                          Class A       Class C        Class D        Class C      Class D      Class C      Class D
--------------                          -------       -------        -------        -------      -------      -------      -------
                                        10/31/03      10/31/03      10/31/03       10/31/02      10/31/02    10/31/01     10/31/01
                                        --------      --------      --------       --------      --------    --------     --------
Equity Aggressive Strategy Fund           $2,851      $471,032       $189,700       $351,730     $64,302     $320,406     $32,589
Aggressive Strategy Fund                  15,673     1,085,584        342,109        721,358      89,064      563,844      31,529
Balanced Strategy Fund                    32,988     2,010,108        640,241      1,238,254     186,599      801,287      53,751
Moderate Strategy Fund                    13,228       475,733        236,020        212,449      44,565      110,059       8,409
Conservative Strategy Fund                 5,075       309,450        146,979        108,431      28,027       41,560       5,323
Tax-Managed Global Equity Fund                NA        73,918             NA         68,725          NA       61,948          NA

      No Class B Shares were issued during the periods shown. Class A Shares were first issued on March 2, March 3, March 4, March 5 and March 10, 2003 for Equity Aggressive Strategy Fund, Conservative Strategy Fund, Balanced Strategy Fund, Moderate Strategy Fund and Aggressive Strategy Fund, respectively.

      SHAREHOLDER SERVICES PLAN. A majority of the Trustees, including a majority of Independent Trustees, adopted and amended a Shareholder Services Plan for certain classes of Shares of the Funds of Funds ("Servicing Plan"). The Servicing Plan was adopted on April 22, 1996 and amended on June 3, 1998, November 9, 1998, August 9, 1999, November 22, 1999, August 7, 2000 and November 25, 2002. This plan is referred to as the "Service Plan."

      Under the Service Plan, FRIC may compensate the Distributor or any investment advisers, banks, broker-dealers, financial planners or other financial institutions that are dealers of record or holders of record or that have a servicing relationship with the beneficial owners or record holders of Shares of Class B, Class C, Class D or Class E, offering such Shares ("Servicing Agents"), for any activities or expenses primarily intended to assist, support or service their clients who beneficially own or are primarily intended to assist, support or service their clients who beneficially own or are record holders of Shares of Class B, Class C, Class D or Class E. Such payments by FRIC will be calculated daily and paid quarterly at a rate or rates set from time to time by the Trustees, provided that no rate set by the Trustees for Shares of Class B, Class C, Class D or Class E may exceed, on an annual basis, 0.25% of the average daily net asset value of that Fund's Class B, Class C, Class D, or Class E Shares.

      Among other things, the Service Plan provides that (1) the Distributor shall provide to FRIC's officers and Trustees, and the Trustees shall review at least quarterly, a written report of the amounts expended by it pursuant to the Service Plan, or by Servicing Agents pursuant to Service Agreements, and the purposes for which such expenditures were made; (2) the Service Plan shall continue in effect for so long as its continuance is specifically approved at least annually by the Trustees, and any material amendment thereto is approved by a majority of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose; (3) while the Service Plan is in effect, the selection and nomination of the Independent Trustees shall be committed to the discretion of such Independent Trustees; and (4) the Service Plan is terminable, as to a Fund of Funds' Shares, by a vote of a majority of the Independent Trustees.

       Under the Service Plan, the following Funds of Funds' Class C, Class D and Class E Shares accrued expenses in the following amounts payable to the Distributor, for the fiscal year ended October 31, 2003:

               Funds of Funds             Class C        Class D    Class E
               --------------             -------        -------    -------
      Equity Aggressive Strategy Fund      $157,010     $189,700     $321,278
      Aggressive Strategy Fund              361,861      342,109      464,795
      Balanced Strategy Fund                670,036      640,241      851,272
      Moderate Strategy Fund                158,578      236,020      208,428
      Conservative Strategy Fund            103,150      146,979      345,248
      Tax-Managed Global Equity Fund         24,639           NA           NA

No Class B Shares were issued during the period shown.

       UNDERLYING FUND EXPENSES. The Underlying Funds will pay all their expenses other than those expressly assumed by FRIMCo. The principal expense of the Underlying Funds is the annual advisory fee and annual administrative fee, each payable to FRIMCo. The Underlying Funds' other expenses include: fees for independent accountants, legal, transfer agent, registrar, custodian, dividend disbursement, portfolio and shareholder recordkeeping services, and maintenance of tax records payable to FRC; state taxes; brokerage fees and commissions; insurance premiums; association membership dues; fees for filing of reports and registering Shares with regulatory bodies; and such extraordinary expenses as may arise, such as federal taxes and expenses incurred in connection with litigation proceedings and claims and the legal obligations of FRIC to indemnify its Trustees, officers, employees, shareholders, distributors and agents with respect thereto.

      Whenever an expense can be attributed to a particular Underlying Fund, the expense is charged to that Underlying Fund. Other common expenses are allocated among the Underlying Funds based primarily upon their relative net assets.

      As of the date of this Statement, FRIMCo has contractually agreed to waive and/or reimburse until February 28, 2005 all or a portion of its advisory and administrative fees with respect to certain Underlying Funds.

       FUND OF FUNDS OPERATING EXPENSES. Each Fund of Funds is expected to have a low operating expense ratio although, as a shareholder of the Underlying Funds, each Fund of Funds indirectly bears its pro rata share of the advisory fees charged to, and expenses of operating, the Underlying Funds in which it invests. It is currently contemplated that all other operating expenses (legal, accounting, etc.) except for the 0.20% advisory fee and any Rule 12b-1 Fees and Shareholder Service Fees will be paid for in accordance with these Special Servicing Agreements (each a "Servicing Agreement") among each Fund of Funds, its Underlying Funds and FRIMCo. Under the Servicing Agreement, FRIMCo arranges for all services pertaining to the operations of the Funds of Funds, including transfer agency services but not including any services covered by the Funds of Funds' advisory fee or any Rule 12b-1 or Shareholder Service Fees. However, it is expected that the additional assets invested in the Underlying Funds by the Funds of Funds will produce economies of operations and other savings for the Underlying Funds which will exceed the cost of the services required for the operation of the Funds of Funds. In this case, the Servicing Agreement provides that the officers of FRIC, at the direction of the Trustees, may apply such savings to payment of the aggregate operating expenses of Funds of Funds which have invested in that Underlying Fund, so that the Underlying Fund will bear those operating expenses in proportion to the average daily value of the shares owned by the Funds of Funds, provided that no Underlying Fund will bear such operating expenses in excess of the estimated savings to it. In the event that the aggregate financial benefits to the Underlying Funds do not exceed the costs of the Funds of Funds, the Servicing Agreement provides that FRIMCo will bear that portion of costs determined to be greater than the benefits. Those costs include Fund accounting, custody, auditing, legal, and blue sky, as well as organizational, transfer agency, prospectus, shareholder reports, proxy, administrative and miscellaneous expenses.

       PURCHASE, EXCHANGE AND REDEMPTION OF FUND OF FUNDS SHARES. As described in the Prospectus, the Funds of Funds provide you with different classes of shares based upon your individual investment needs.

       Each class of shares of a Fund of Funds represents an interest in the same portfolio of investments. Each class is identical in all respects except that each class bears its own class expenses, including distribution and service fees, and each class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary for each class of shares. There are no conversion, preemptive or other subscription rights.

       Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. The expenses that may be borne by specific classes of shares may include (i) payments pursuant to the Distribution Plans or the Shareholder Services Plans for that class (ii) transfer agency fees attributable to a specific class of shares, (iii) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class of shares, (iv) SEC and state securities registration fees incurred by a specific class, (v) the expense of administrative personnel and services required to support the shareholders of a specific class of shares, (vi) litigation or other legal expenses relating to a specific class of shares, (vii) audit or accounting expenses relating to a specific class of shares, (viii) the expense of holding meetings solely for shareholders of a specific class and (ix) any additional incremental expenses subsequently identified and determined to be properly allocated to one or more classes of shares.

       The following classes of shares are available for purchase for each of the Funds of Funds other than the Tax-Managed Global Equity Fund which only offers Classes C, E and S. See the applicable Prospectus for a discussion of factors to consider in selecting which class of shares to purchase and for applicable service/distribution fees. Class D Shares are only available to employee benefit plans and other plans and are not available to any other category of investor. Each Fund reserves the right to change the categories of investors eligible to purchase its Shares.

Class A Shares of the LifePoints Funds

         Class A shares are sold at offering price, which is the net asset value plus an initial sales charge as follows.

         The LifePoints Funds receive the entire net asset value of all Class A shares that are sold. The Distributor retains the full applicable sales charge from which it pays the broker/dealer commission shown in the table below.


                                                                                                               Broker/Dealer
                                                         Sales charge               Sales charge                commission
Amount of                                                  as a % of                as a % of net               as a % of
your investment                                         offering price            amount invested             offering price

Less than $50,000.................................          5.75%                      6.10%                      5.00%
$50,000 but less than $100,000....................          4.50%                      4.71%                      3.75%
$100,000 but less than $250,000...................          3.50%                      3.63%                      2.75%
$250,000 but less than $500,000...................          2.50%                      2.56%                      2.00%
$500,000 but less than $1,000,000.................          2.00%                      2.04%                      1.60%
$1,000,000 or more................................          --0--*                     --0--*                 up to 1.00%



* Purchases of Class A Shares of the LifePoints Funds and FRIC's Money Market Fund of $1,000,000 or more will be made at net asset value without any initial sales charge, but will be subject to a deferred sales charge of 1.00% on redemptions made within 12 months of purchase. The deferred sales charge on Class A shares is retained by the Distributor at the time of redemption. The deferred sales charge may be waived as described below under "Deferred Sales Charge Provisions" and "Waivers of Deferred Sales Charge".

      Financial Intermediaries receive up to 90% of the initial sales charge and may be deemed to be underwriters of the LifePoints Funds as defined in the Securities Act of 1933. Financial Intermediaries that sell Class A shares may also receive the distribution fee payable under the Funds of Funds' distribution plan at an annual rate equal to up to 0.75% (presently limited to 0.25%) of the average daily net assets represented by the Class A Shares sold by them.

       Sales Charge Waivers and Reductions

       Cumulative Purchase Discount. The reduced initial sales load reflected in the sales charge table above applies to aggregate purchases of Class A shares of the LifePoints Funds and FRIC's Money Market Fund made by related accounts on the same day through one Financial Intermediary. Investors must notify their Financial Intermediary at the time an order is placed for a purchase which would qualify for the reduced initial sales charge on the basis of same day purchases. Similar notification must be given in writing when such an order is placed by mail. The reduced initial sales charge will not be applied if such notification is not furnished at the time of the order. The reduced initial sales charge will also not be applied unless the records of the Distributor confirm the investor's representations concerning his holdings.

       For purchases to be aggregated for the purpose of qualifying for the Cumulative Purchase Discount, they must be made on the same day through one Financial Intermediary. Initial sales charge discounts are available for certain aggregated investments. The following purchases made by related accounts may be aggregated to determine the initial sales charge:

    1. Purchases by a trustee purchasing for a single estate/fiduciary account
    2. Purchases by an individual, spouse, or their minor children purchasing for his/her own account
    3. Purchases by business accounts solely controlled by you or your immediate family
    4. Purchases by tax-exempt organizations (as  defined in Section  501(c)
       (3)  of the IRC)
    5. Purchases by employee benefit plans of a single employer or of affiliated employers
    6. Combined purchases of or exchanges for two or more LifePoints Funds and/or FRIC's Money Market Fund and
    7. Purchases by a trustee/fiduciary for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating shares.

        Purchases made in nominee or street name accounts may NOT be aggregated with those made for other accounts and may NOT be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

        Initial Sales Charge Waivers. Purchases of Class A shares may be made at net asset value without an initial sales charge in the following circumstances:

     1. Sales to FRIC trustees and employees of FRIC (including retired trustees and employees); to the immediate families of such persons (including the surviving spouse of a deceased board member or employee); or to a pension, profit-sharing or other benefit plan for such persons
     2. Offers of Class A shares to any other investment company to effect the combination of such company with a fund by merger, acquisition of assets or otherwise
     3. Purchases by shareholders who have redeemed Class A shares in a LifePoints Fund and who wish to reinvest their redemption proceeds in another LifePoints Fund, provided the reinvestment is made within 90 calendar days of the redemption
     4. Sales to employer sponsored Defined Contribution plans investing $1 million or more or with 100 or more eligible employees
     5. Sales to retirement plans, endowments or foundations with $50 million or more in assets
     6. Sales to current/retired registered representatives of broker-dealers having sales agreements with the Funds' Distributor to sell Class A Shares of the LifePoints Funds and sales to a current spouse, child
         (21 or under), parent, step-child (21 or under with respect to current marriage only) of such registered representative or to a family trust in the name of such registered representative
     7. Sales to trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with retirement plan assets of more $50million
     8. Shares purchased with the proceeds from the sale of front-end load shares of a non-FRIC mutual fund
     9. Shares purchased by a Broker/Dealer for a managed account that is charged an asset-based fee (Employee benefit plans/403(b) programs do not qualify)
     10. Accounts managed by Frank Russell Company or its subsidiaries
     11. Shares purchased by tax-exempt organizations (as defined in Section 501(c)(3) of the IRC()
     12. Shares purchased through accounts that are part of certain qualified fee-based programs.

         Right of Accumulation. Class A shares of the LifePoints Funds may be purchased by any person at a reduced initial sales charge or at net asset value by accumulating the dollar amount of the new purchase and the total net asset value of all Class A shares of any LifePoints Fund and FRIC's Money Market Fund then held by such person (and his immediate family) and applying the initial sales charge applicable to such cumulative total. The current value of your holdings is determined at the NAV at the close of business on the day you purchase the Class A shares to which the current value of your holdings will be added. In order to obtain such discount, you must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced initial sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter. Additional information is available from the Funds or your Financial Intermediary.

         Letter of Intent - Class A Shares. You may reduce your Class A initial sales charge by establishing a non-binding letter of intent ("LOI"). A LOI allows you to combine purchases of all Class A shares of the LifePoints Funds and FRIC's Money Market Fund you intend to make over a 13-month period to determine your initial sales charge. At your request, purchases made during the previous 90 days may be included, but any appreciation of your investment or reinvested dividends will not be included. A portion of your account (up to 5%) may be held in escrow to cover additional Class A sales charges that may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction. You will earn income, dividends, and capital gain distributions on escrowed shares. Your escrowed shares will be released when you have invested the amount provided for in you LOI.

         If you purchase more than the amount specified in the LOI and qualify for additional initial sales charge reductions, your reduction will be calculated at the end of the 13 month period and the surplus will be used to purchase additional Class A shares at the then-current offering price applicable to the total investment. If you purchase less than the amount specified in the LOI within a 13 month period, your initial sales charge will be adjusted upward at the end of the 13 month period. This adjustment will be made by redeeming shares from your account to cover the additional initial sales charge.

         Deferred Sales Charge Provisions. You do not pay an initial sales charge when you buy $1,000,000 or more of Class A Shares of the LifePoints Funds and FRIC's Money Market Fund. However, if you redeem any of those Class A Shares within one year of purchase, you will pay a deferred sales charge of 1.00%. The 1.00% is charged on the lesser of the purchase price of the shares being redeemed or the net asset value of those shares at the time of redemption. Class A Shares not subject to a deferred sales charge (those issued upon reinvestment of dividends or capital gains) are considered to be redeemed first followed by the Class A Shares you have held the longest.

  Waivers of Deferred Sales Charge. The deferred sales charge may be waived on:

     1. exchanges for Class A Shares of other LifePoints Funds
     2. redemptions of Class A Shares within 12 months following the death or disability of the shareholder
     3. redemptions of Class A shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 59 1/2
     4. involuntary redemptions
     5. redemptions of Class A Shares to effect a combination of a LifePoints Fund with any investment company by merger, acquisition of assets or otherwise

All waivers of deferred sales charges are subject to confirmation of your status or holdings.

         Reinstatement Privileges. You may reinvest an amount equal to all or a portion of the redemption proceeds from a redemption of Class A Shares of a LifePoints Fund in Class A Shares of that LifePoints Fund or another LifePoints Fund at the net asset value next determined after receipt of your purchase order in proper form if such reinvestment is made within 90 days of such redemption. You must reinstate Class A Shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to a Fund and certain restrictions may apply. For purposes of the deferred sales charge on Class A shares, the holding period will continue as if the Class A Shares had not been redeemed.

         Exchange Privilege. Generally, you may exchange your Class A Shares of a LifePoints Fund for Class A Shares of another LifePoints Fund or FRIC's Money Market Fund without paying an initial sales charge. If you exchange Class A Shares of FRIC's Money Market Fund for Class A Shares of a LifePoints Fund, and have not previously paid an initial sales charge for the assets involved in the exchange, you will pay the applicable initial sales charge for the Class A Shares of that LifePoints Fund. Exchanges have the same tax consequence as ordinary sales and purchase. Please contact your Financial Intermediary and/or tax adviser for more detailed information.

Class C Shares of the Funds of Funds

      Financial Intermediaries that sell Class C shares will receive the shareholder services fee payable under the Funds of Funds' shareholder services plan at an annual rate equal to 0.25% of the average daily net assets represented by Class C shares sold by them and the distribution fee payable under the Funds of Funds' distribution plan at an annual rate equal to 0.75% of the average daily net assets represented by the Class C shares sold by them.

Class D Shares of the Funds of Funds

      Financial Intermediaries that sell Class D shares will receive the shareholder services fee payable under the Funds of Funds' shareholder services plan at an annual rate equal to 0.25% of the average daily net assets represented by Class C shares sold by them and the distribution fee payable under the Funds of Funds' distribution plan at an annual rate equal to up to 0.75% (presently limited to 0.25%) of the average daily net assets represented by the Class D shares sold by them.

Class E Shares of the Funds of Funds

      Financial Intermediaries that sell Class E shares will receive the shareholder services fee payable under the Funds of Funds' shareholder services plan at an annual rate equal to 0.25% of the average daily net assets represented by Class E shares sold by them.

Class S Shares of the Funds of Funds

      Financial   Intermediaries   will  receive  no  shareholder   services  or
distribution fees for Class S shares.

Frequent Trading

      The Funds of Funds do not knowingly permit market-timing. Do not invest in the Funds of Funds if you are a market-timer. The Funds of Funds are intended for long-term investors. Frequent trading of Fund of Funds shares, often in response to short-term fluctuations in the market, also known as "market timing," is not knowingly permitted by the Funds of Funds. Short-term or excessive trading into and out of the Funds of Funds may harm a Fund's performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all Fund of Funds shareholders, including long-term investors who do not generate such costs. Accordingly, if a Fund of Funds is able to determine that you are engaging in this type of activity a Fund of Funds may at its sole discretion suspend or terminate your trading privileges. The Funds of Funds will use reasonable efforts to detect market timers, but may not be able to detect market timing in all types of accounts, such as accounts held through Financial Intermediaries. A Fund of Funds may consider a shareholder's trading history in any FRIC fund including trading history in other accounts under common ownership or control in determining whether to suspend or terminate your trading privileges. This policy will not affect any shareholder's redemption rights.

Minimum Initial Investment Requirements.

      There is currently no required minimum initial investment for Shares of the Funds. However, each Fund reserves the right to close any account for Class A, C, E or S Shares whose balance falls below $1,000. Class D Shares are only available to employee benefit plans and other plans and are not available to any other category of investor. Each Fund reserves the right to change the categories of investors eligible to purchase its Shares.

Uncashed Checks.

      Please make sure you promptly cash checks issued to you by the Funds of Funds. If you do not cash a dividend, distribution, or redemption check, the Funds of Funds will act to protect themselves and you. This may include restricting certain activities in your account until the Funds of Funds are sure that they have a valid address for you. After 180 days, the Funds of Funds will no longer honor the issued check and, after attempts to locate you, the Funds of Funds will follow governing escheatment regulations in disposition of check proceeds. No interest will accrue on amounts represented by uncashed checks.

Referral Fees.

      The Distributor may enter into written agreements with certain Financial Intermediaries in which it agrees to pay a client service or referral fee out of its own resources, to such intermediaries in connection with their performing ongoing client service activities with respect to referred clients. Each prospective shareholder on whose behalf a fee may be paid will receive from the intermediary a disclosure statement setting forth the details of the arrangement and describing the fee to be received by the intermediary.

       VALUATION OF THE FUND OF FUNDS SHARES. The net asset value per share of each Class of Shares is calculated separately for each Fund of Funds on each business day on which Shares are offered or orders to redeem are tendered. A business day is one on which the New York Stock Exchange is open for regular trading. Currently, the New York Stock Exchange is open for trading every weekday, except New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

      Net asset value per share is computed for each class of Shares of a Fund by dividing the current value of the Fund's assets attributable to each class of Shares, less liabilities attributable to that class of Shares, by the number of each individual class of Shares of the Fund outstanding, and rounding to the nearest cent.

       PRICING OF SECURITIES. The Class S Shares of the Underlying Funds held by each Fund of Funds are valued at their net asset value. The Emerging Markets, International Securities, Diversified Bond and Multistrategy Bond Funds may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees and delegated to FRIMCo to administer. Market quotations for non-US securities, either individually or collectively, may not be considered to be readily available if a significant event, including but not limited to an increase or decrease in US market indices meeting standards of significance specified in the procedures established by the Board (which standards of significance are subject to change), occurs after the close of the non-US markets on which such securities are traded. If you hold Shares in a Fund that invests in these Underlying Funds which hold portfolio securities listed primarily on non-US exchanges, the net asset value of that Fund's Shares may change on a day when you will not be able to purchase or redeem that Fund's Shares. This is because the value of those Underlying Funds' portfolio securities may change on weekends or other days when the Fund does not price its Shares.

      PROXY VOTING POLICIES AND PROCEDURES. The Board has delegated to FRIMCo, as FRIC's investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. FRIMCo has established a proxy voting committee ("Committee") and has adopted written proxy voting policies and procedures ("P&P") and proxy voting guidelines ("Guidelines"). FRIMCo has also hired a third party service provider to serve as proxy administrator ("Administrator"), although FRIMCo (whether acting directly or through the Committee) retains final authority with respect to proxy voting.

      The P&P are designed to ensure that proxy voting decisions are made in accordance with the best interests of FRIMCo's clients and to enable the Committee to resolve any material conflicts of interest between the Funds on the one hand, and FRIMCo or its affiliates, on the other, before voting proxies with respect to a matter in which such a conflict may be present. Conflicts are addressed in the P&P by requiring the implementation of a process requiring additional diligence and documentation if ballots are not voted in accordance with the Guidelines or pursuant to the recommendation of the Proxy Administrator.

      The Guidelines address matters that are commonly submitted to shareholders of a company for voting, such as issues relating to corporate governance, auditors, the board of directors, capital structure, executive and director compensation, and mergers and corporate restructurings. Subject to the supervision and oversight of the Committee, and the authority of the Committee to intervene with respect to a particular proxy matter, the Administrator is obligated to vote all proxies as set forth in the Guidelines. Where a voting matter is not specifically addressed in the Guidelines or there is a question as to the outcome, the Administrator is obligated to request additional direction from the Committee. The Administrator is obligated to maintain records of all votes received, all votes cast and other relevant information.

      Beginning in late August 2004, information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available at http://www.russell.com and on the SEC's website at http://www.sec.gov.

       PORTFOLIO TURNOVER RATES OF THE FUNDS OF FUNDS. The portfolio turnover rate for each Fund of Funds is calculated by dividing the lesser of purchases or sales of Underlying Fund Shares for the particular year, by the monthly average value of the Underlying Fund Shares owned by the Funds of Funds during the year. The Funds of Funds will purchase or sell Underlying Fund Shares to: (i) accommodate purchases and sales of each Fund of Funds' Shares; (ii) change the percentages of each Fund of Funds' assets invested in each of the Underlying Funds in response to market conditions; and (iii) maintain or modify the allocation of each Fund of Funds' assets among the Underlying Funds generally within the percentage limits described in the Prospectus.

      The portfolio turnover rates for the fiscal years ended October 31, 2003 and 2002 were:


Funds of Funds                              10/31/03           10/31/02
--------------                              --------           --------
Equity Aggressive Strategy Fund                 17.81%             29.86%
Aggressive Strategy Fund                        15.15              11.73
Balanced Strategy Fund                          18.55              12.18
Moderate Strategy Fund                          11.08              15.16
Conservative Strategy Fund                      30.98              35.08
Tax-Managed Global Equity Fund                  59.50              52.55


       PORTFOLIO TRANSACTION POLICIES AND TURNOVER RATES OF THE UNDERLYING FUNDS. Decisions to buy and sell securities for the Underlying Funds are made by the money managers for the assets assigned to them, and by FRIMCo or the money manager for the Underlying Funds' cash reserves. The Underlying Funds, other than the Tax-Managed Large Cap, Tax-Managed Mid & Small Cap and Tax Exempt Bond Funds, do not give significant weight to attempting to realize long-term, rather than short-term, capital gains while making portfolio investment decisions. The portfolio turnover rates for certain multi-manager Underlying Funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. The money managers make decisions to buy or sell securities independently from other money managers. Thus, one money manager could decide to sell a security when another money manager for the same Underlying Fund (or for another series of FRIC) decides to purchase the same security. In addition, when a money manager's services are terminated and another retained, the new manager may significantly restructure the portfolio. These practices may increase the Underlying Funds' portfolio turnover rates, realization of gains or losses, brokerage commissions and other transaction based costs. The Underlying Funds' changes of money managers may also result in a significant number of portfolio sales and purchases as the new money manager restructures the former money manager's portfolio. In view of the Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds' investment objective and policies, such Funds' ability to change money managers may be constrained. The annual portfolio turnover rates for each of the Underlying Funds for the periods ended October 31 2003 and 2002, respectively, were as follows: Diversified Equity Fund, 110% and 129%; Special Growth Fund, 127% and 125%; Quantitative Equity Fund, 109% and 71%; International Securities Fund, 69% and 79%; Diversified Bond Fund, 147% and 156%; Short Term Bond Fund, 188% and 164%%; Multistrategy Bond Fund, 282% and 252%; Real Estate Securities Fund, 46% and 68%; Emerging Markets Fund, 95% and 90%; Tax-Managed Large Cap Fund, 127% and 65%; Tax-Managed Mid & Small Cap Fund, 82% and 89%; and Tax Exempt Bond Fund, 37% and 40%.

       BROKERAGE ALLOCATIONS. Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is made either by the money manager of the Underlying Fund or by FRIMCo. FRIC's arrangements with FRIMCo and the money managers provide that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek the best overall terms available to the Underlying Fund. The factors that may be considered in assessing the best overall terms available for any transaction include the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, the reasonableness of the commission, if any (for the specific transaction and on a continuing basis) and the value of research services (as that term is defined in Section 28(e) of the Securities Exchange Act of 1934). In assessing whether the best overall terms have been obtained, FRIMCo and the money managers are not obligated to select the broker offering the lowest commission. Any commission, fee or other remuneration paid to an affiliated broker-dealer is paid in compliance with FRIC's procedures adopted in accordance with Rule 17e-1 of the 1940 Act.

       FRIMCo or a money manager may effect portfolio transactions for the segment of an Underlying Fund's portfolio assigned to the money manager with a broker-dealer affiliated with FRIMCo or the money manager, as well as with brokers affiliated with other money managers.

       The Underlying Funds will effect transactions through Frank Russell Securities, Inc. ("FRS") and its global network of correspondent brokers. FRS is an affiliate of FRIMCo. Trades placed through FRS and its correspondents are used to obtain either research services for FRIMCo, to assist it in its capacity as a manager of managers, to generate commission rebates to the Underlying Funds on whose behalf the trades were made or to manage trading associated with changes in managers, rebalancing across existing managers, cash flows and other portfolio transitions for the Underlying Funds. For purposes of trading to obtain research services for FRIMCo or to generate commission rebates to the Underlying Funds, the Underlying Funds' money managers are requested to and FRIMCo may, with respect to transactions it places, effect transactions with or through FRS and its correspondents only to the extent that the Underlying Funds will receive competitive execution, price and commissions. Research services provided to FRIMCo by FRS include performance measurement statistics, fund analytics systems and market monitoring systems. Research services will generally be obtained from unaffiliated third parties at market rates. Research provided to FRIMCo will benefit the particular Underlying Funds generating the trading activity, but may also benefit other Funds within FRIC and other funds and clients managed or advised by FRIMCo or its affiliates. Similarly, the Underlying Funds will benefit from research provided with respect to trading by those other funds and clients. A portion of the research services will be obtained at cost from Russell/Mellon Analytical Services, Inc. ("RMAS"), an affiliate of FRIMCo. RMAS is a joint venture between FRC and Mellon Bank, and is a major supplier of investment analytics to the investment management industry world-wide. In some cases, research may also be provided by non-affiliated brokers.

       Decisions concerning the acquisition of research services by FRIMCo are approved and monitored by a FRC Soft Dollar Committee, which consists principally of individual employees in research and investment management roles. The committee acts as an oversight body with respect to the provision of all research services to FRIMCo using soft dollars generated by funds managed by FRC affiliates, including the Underlying Funds. In addition, the committee is charged with setting an annual soft dollar budget with respect to research purchases.

       FRS also rebates to the Underlying Funds a portion of commissions earned on certain trading by the Underlying Funds through FRS and its correspondents in the form of commission recapture. Commission recapture is paid solely to those Underlying Funds generating the applicable trades. Commission recapture is generated on the instructions of the Soft Dollar Committee once FRIMCo's research needs have been met.

       FRS retains a portion of all commissions generated, regardless of whether the trades were used to provide research services to FRIMCo or commission recapture to the Funds. Trades through FRS for transition services are at ordinary and customary commission rates and do not result in commission rebates.

      Additionally, a money manager for the Underlying Funds may independently effect transactions through FRS or a broker affiliated with the money manager or another money manager to obtain research services for its own use. Research services provided to a money manager will benefit the Underlying Fund generating the trading activity but may also benefit other funds and clients managed or advised by the money manager. Similarly, the Underlying Funds may benefit from research services provided with respect to trading by those other funds and clients.

       BROKERAGE COMMISSIONS. The Board reviews, at least annually, the commissions paid by the Underlying Funds to evaluate whether the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to the Underlying Funds. FRC maintains an extensive database showing commissions paid by institutional investors, which is the primary basis for making this evaluation. Certain services received by FRIMCo or money managers attributable to a particular transaction may benefit one or more other accounts for which investment discretion is exercised by the money manager, or a Fund other than that for which the particular portfolio transaction was effected. The fees of the money managers are not reduced by reason of their receipt of such brokerage and research services.

      For information regarding brokerage commissions paid by the Underlying Funds and the Underlying Funds' holdings of securities issued by the top ten broker dealers used by those Funds, refer to the Statement of Additional Information for the Underlying Funds.

       YIELD AND TOTAL RETURN QUOTATIONS. The Funds of Funds compute their average annual total return by using a standardized method of calculation required by the SEC, and report average annual total return for each class of Shares which they offer.

       Calculation of Average Annual Total Return.

       Average annual total return is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one, five and ten year periods (or life of the Fund of Funds, as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P(1+T)n = ERV

     Where:       P         =        a hypothetical initial payment of $1,000;
                  T         =        Average annual total return;
                  n         =        Number of years; and
                  ERV       =        Ending redeemable value of a hypothetical
                                     $1,000 payment made at the beginning of the one, five or ten year period at the end of the one, five or ten year period (or fractional portion thereof).

       The calculation assumes that all dividends and distributions of each Fund of Funds are reinvested at the net asset value calculated as described in the Prospectuses on the dividend dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

       Calculation of Average Annual Total Return After Taxes on Distributions. Average annual total return after taxes on distributions is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one, five and ten year periods (or life of a Fund of Funds, as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P(1+T)n = ATVD

     Where: P    =   hypothetical initial payment of $1,000.
            T    =   average annual total return (after taxes on distributions).
            n    =   number of years.
            ATVD =   ending  value of a  hypothetical  $1,000
                     payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemptions.

      The calculation assumes that all dividends and distributions of each Fund of Funds, less any taxes due on such dividends and distributions, are reinvested at the net asset value calculated as described in the Prospectuses on the dividend dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

      The taxable amount and the tax character of each distribution is as specified by a Fund of Funds on the dividend declaration date, but may be adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date. For example, the calculation assumes no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, e.g. tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions and long-term capital gain rate for long-term capital gain distributions). The required tax rates may vary over the measurement period. All potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are not taken into account. The effect of phaseouts of certain exemptions, deductions and credits at various income levels and the impact of the federal alternative minimum tax are not taken into account in the calculation. The calculation assumes that no additional taxes or tax credits result from any redemption of shares required to pay such fees. The ending value is determined by assuming a complete redemption at the end of the one, five or ten year period and the deduction of all nonrecurring charges deducted at the end of each period. The calculation assumes that the redemption has no tax consequences.

 Calculation of Average Annual Total Return After Taxes on Distributions and
                              Sale of Fund Shares.
 -----------------------------------------------------------------------------

      Average annual total return after taxes on distributions and sale of fund shares is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one, five and ten year periods (or life of a Fund of Funds, as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P(1+T)n = ATVDR

    Where:      P            =       hypothetical initial payment of $1,000.
                T            =       average annual total return (after taxes on
                                     distributions and redemptions).
                n            =       number of years.
                ATVDR        =       ending  value of a  hypothetical  $1,000
                                     payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemptions.

      The calculation assumes that all dividends and distributions of each Fund of Funds, less any taxes due on such dividends and distributions, are reinvested at the price stated in the Prospectuses on the dividend dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

      The taxable amount and the tax character of each distribution is as specified by a Fund of Funds on the dividend declaration date, but may be adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date. For example, the calculation assumes no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, e.g. tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions and long-term capital gain rate for long-term capital gain distributions). The required tax rates may vary over the measurement period. All potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are not taken into account. The effect of phaseouts of certain exemptions, deductions and credits at various income levels and the impact of the federal alternative minimum tax are not taken into account in the calculation. The calculation assumes that no additional taxes or tax credits result from any redemption of shares required to pay such fees. The ending value is determined by assuming a complete redemption at the end of the one, five or ten year period and the deduction of all nonrecurring charges deducted at the end of each period.

      The ending value is determined by subtracting capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. The capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds (after deducting any nonrecurring charges). The basis of shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested dividends is tracked separately. In determining the basis for a reinvested distribution, the distribution net of taxes assumed paid from the distribution is included. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal law.

      The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested dividends. It is not assumed that shares acquired through reinvestment of distributions have the same holding period as the initial $1,000 investment. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

      Capital gains taxes (or the benefit resulting from tax losses) are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. For example, applicable federal tax law is used to determine whether and how gains and losses from the sale of shares with different holding periods should be netted, as well as the tax character (e.g., short-term or long-term) of any resulting gains or losses. It is assumed that a shareholder has sufficient gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.

      Yield Quotation. For information on the calculation of yields on certain of the Underlying Funds, see the Prospectuses and Statement of Additional Information for the Underlying Funds.

      Each Fund of Funds may, from time to time, advertise non-standard performance, including average annual total return for periods other than 1, 5 or 10 years or since inception.

      Each Fund of Funds may compare its performance with various industry standards of performance, including Lipper Analytical Services, Inc. or other industry publications, business periodicals, rating services and market indices.

      INVESTMENT RESTRICTIONS, POLICIES AND PRACTICES OF THE FUNDS OF FUNDS

      Each Fund of Funds' investment objective is "non-fundamental." Having a non-fundamental investment objective means that it may be changed without the approval of a majority of each Fund of Funds' shareholders. Certain investment policies and restrictions may only be changed with the approval of a majority of each Fund of Funds' shareholders. The vote of a majority of the outstanding voting securities of each Fund of Funds means the vote of the lesser of (a) 67% or more of the voting securities of the Fund of Funds present at the meeting, if the holders of more than 50% of the outstanding voting securities of the Fund of Funds are present or represented by proxy; or (b) more than 50% of the outstanding voting securities of the Fund of Funds. Other policies and restrictions may be changed by a Fund of Funds without shareholder approval. The Funds of Funds' investment objectives are set forth in the respective Prospectus.

      INVESTMENT RESTRICTIONS. Each Fund of Funds is subject to the following fundamental investment restrictions. Unless otherwise noted, these restrictions apply on a Fund-by-Fund basis at the time an investment is being made. The fundamental investment restrictions of the Underlying Funds are listed in the next section.

      No Fund of Funds may:

      1. Purchase securities if, as a result of such purchase, the Fund of Funds' investments would be concentrated within the meaning of the 1940 Act in securities of issuers in a particular industry or group of industries. Investments in other investment companies shall not be considered an investment in any particular industry or group of industries for purposes of this investment restriction. This investment restriction shall not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

      Because of their investment objectives and policies, investments of the Fund of Funds will be concentrated in shares of the Underlying Funds and, therefore, in the mutual fund industry. In accordance with the Fund of Funds' investment policies set forth in the Fund of Funds' Prospectus, each of the Funds of Funds may invest in the Underlying Funds without limitation as to concentration. However, each of the Underlying Funds in which each Fund of Funds will invest (other than the Real Estate Securities Fund and the Money Market
Fund) will not purchase securities, if as a result of such purchase, the Underlying Fund's investments would be concentrated within the meaning of the 1940 Act. The Real Estate Securities Fund may invest in the securities of companies directly or indirectly engaged in the real estate industry without limitation as to concentration. The Money Market Fund may invest more than 25% of its assets in money market instruments issued by domestic branches of U.S. banks having net assets in excess of $100,000,000.

      2. Purchase or sell real estate; provided that each Fund of Funds may invest in the Real Estate Securities Fund, which may own securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

      3. Purchase or sell commodities except that a Fund of Funds may purchase or sell currencies, may enter into futures contracts on securities, currencies and other indices or any other financial instruments, and may purchase and sell options on such futures contracts.

      4. Borrow money, except that a Fund of Funds may borrow money to the extent permitted by the 1940 Act, or to the extent permitted by any exemptions therefrom which may be granted by the SEC.

      5. Act as an underwriter except to the extent a Fund of Funds may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

      6. Make loans to other persons except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment objectives and policies, (c) to the extent the entry into a repurchase agreement is deemed to be a loan, or (d) to affiliated investment companies to the extent permitted by the 1940 Act or any exemptions therefrom that may be granted by the SEC.

      7. Issue securities senior to the Fund of Funds' presently authorized shares of beneficial interest except that this restriction shall not be deemed to prohibit a Fund of Funds from (a) making any permitted borrowings, loans, mortgages or pledges, (b) entering into options, futures contracts, forward contracts, repurchase transactions, or reverse repurchase transactions, or (c) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder.

      With regards to investment restriction 1, above, the staff of the SEC has taken the position that a fund is concentrated if it invests more than 25% of the value of its total assets in any one industry or group of industries. With regards to investment restriction 4, above, this restriction applies constantly and not only at the time a borrowing is made.

      Each Fund of Funds is also subject to the following non-fundamental investment restriction (one that can be changed by the Trustees without shareholder approval). Unless otherwise noted, this restriction applies on a Fund-by-Fund basis at the time an investment is being made.

       No Fund of Funds may borrow money for purposes of leveraging or investment.

Under the 1940 Act, each Fund of Funds is presently permitted to borrow up to 5% of its total assets from any person for temporary purposes, and may also borrow from banks, provided that if borrowings exceed 5%, the Fund of Funds must have assets totaling at least 300% of the borrowing when the amount of the borrowing is added to the company's other assets. Put another way, an investment company may borrow, in the aggregate, from banks and others, amounts up to one-third (33 1/3%) of its total assets (including those assets represented by the borrowing).

          INVESTMENT RESTRICTIONS AND POLICIES OF THE UNDERLYING FUNDS

      INVESTMENT RESTRICTIONS. Each Underlying Fund is subject to the following fundamental investment restrictions. Unless otherwise noted, these restrictions apply on a Fund-by-Fund basis at the time an investment is being made. For purposes of the following investment restrictions, any reference to "Fund(s)" shall mean the Underlying Fund(s).

      No Underlying Fund may:

       1. Purchase securities if, as a result of such purchase, the Fund's investments would be concentrated, within the meaning of the 1940 Act, in securities of issuers in a particular industry or group of industries. Investments in other investment companies shall not be considered an investment in any particular industry or group of industries for purposes of this investment restriction. This investment restriction shall not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies. This investment restriction shall not apply to the Real Estate Securities Fund. The Real Estate Securities Fund may invest in the securities of companies directly or indirectly engaged in the real estate industry without limitation as to concentration. The Money Market Fund may invest more than 25% of its assets in money market instruments issued by domestic branches of U.S. Banks having net assets in excess of $100,000,000.

       2. Purchase or sell real estate; provided that a Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

       3. Purchase or sell commodities except that a Fund may purchase or sell currencies, may enter into futures contracts on securities, currencies and other indices or any other financial instruments, and may purchase and sell options on such futures contracts.

      4. Borrow money, except that a Fund may borrow money to the extent permitted by the 1940 Act, or to the extent permitted by any exemptions therefrom which may be granted by the SEC.

       5. Act as an underwriter except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

       6. Make loans to other persons except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment objectives and policies, (c) to the extent the entry into a repurchase agreement is deemed to be a loan, or (d) to affiliated investment companies to the extent permitted by the 1940 Act or any exemptions therefrom that may be granted by the SEC.

       7. Issue securities senior to the Fund's presently authorized shares of beneficial interest except that this restriction shall not be deemed to prohibit a Fund from (a) making any permitted borrowings, loans, mortgages or pledges,
(b) entering into options, futures contracts, forward contracts, repurchase transactions, or reverse repurchase transactions, or (c) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder.

       An additional fundamental policy is that the Tax Exempt Bond Fund will not invest in interests in oil, gas or other mineral exploration or development programs.

       For purposes of these investment restrictions, the Tax Exempt Bond and Tax Free Money Market Funds will consider as a separate issuer each: governmental subdivision (i.e., state, territory, possession of the United States or any political subdivision of any of the foregoing, including agencies, authorities, instrumentalities, or similar entities, or of the District of Columbia) if its assets and revenues are separate from those of the government body creating it and the security is backed by its own assets and revenues; the non-governmental user of an industrial development bond, if the security is backed only by the assets and revenues of a non-governmental user. The guarantee of a governmental or some other entity is considered a separate security issued by the guarantor as well as the other issuer for Investment Restrictions, industrial development bonds and governmental issued securities. The issuer of all other municipal obligations will be determined by the money manager on the basis of the characteristics of the obligation, the most significant being the source of the funds for the payment of principal and interest.

      With regards to investment restriction 1, above, the staff of the SEC has taken the position that a fund is concentrated if it invests more than 25% of the value of its total assets in any one industry or group of industries. With regards to investment restriction 4, above, this restriction applies constantly and not only at the time a borrowing is made.

       Each Underlying Fund is also subject to the following non-fundamental investment restriction (one that can be changed by the Trustees without shareholder approval). Unless otherwise noted, this restriction applies on a Fund-by-Fund basis at the time an investment is being made.

       No Underlying Fund may borrow money for purposes of leveraging or investment.

         Under the 1940 Act, each Underlying Fund is presently permitted to borrow up to 5% of its total assets from any person for temporary purposes, and may also borrow from banks, provided that if borrowings exceed 5%, the Underlying Fund must have assets totaling at least 300% of the borrowing when the amount of the borrowing is added to the company's other assets. Put another way, an investment company may borrow, in the aggregate, from banks and others, amounts up to one-third (33 1/3%) of its total assets (including those assets represented by the borrowing).

         An Underlying Fund may, from time to time, take temporary defensive positions that are inconsistent with the Underlying Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. During these times, an Underlying Fund may invest up to 100% of its assets in cash or cash equivalents, shares of money market mutual funds, commercial paper, zero coupon bonds, repurchase agreements, and other securities FRIMCo believes to be consistent with the Underlying Fund's best interests. During a period in which any Underlying Fund takes a temporary defensive position, the corresponding Funds may not achieve their investment objectives.

       The investment objective and principal investment strategy for each of the Underlying Funds is provided in their Prospectuses. The following table illustrates the investments in which the Underlying Funds primarily invest or are permitted to invest.


    ------------------------- --------------- --------------- ----------------- --------------- ----------------- ---------------
                               Diversified       Special        Quantitative    International     Diversified       Short Term
                                  Equity          Growth           Equity         Securities          Bond             Bond
    Type of Portfolio              Fund            Fund             Fund             Fund             Fund             Fund
    Security
    ------------------------- --------------- --------------- ----------------- --------------- ----------------- ---------------
    ------------------------- --------------- --------------- ----------------- --------------- ----------------- ---------------
    Common stocks............       X               X                X                X
    ------------------------- --------------- --------------- ----------------- --------------- ----------------- ---------------
    ------------------------- --------------- --------------- ----------------- --------------- ----------------- ---------------
    Common stock equivalents
      (warrants).............       X               X                X                X
    ------------------------- --------------- --------------- ----------------- --------------- ----------------- ---------------
    ------------------------- --------------- --------------- ----------------- --------------- ----------------- ---------------
    Common stock equivalents
      (options)..............       X               X                X                X
    ------------------------- --------------- --------------- ----------------- --------------- ----------------- ---------------
    ------------------------- --------------- --------------- ----------------- --------------- ----------------- ---------------
    Common stock equivalents
      (convertible debt
      securities)............       X               X                X                X                X                X
    ------------------------- --------------- --------------- ----------------- --------------- ----------------- ---------------
    ------------------------- --------------- --------------- ----------------- --------------- ----------------- ---------------
    Common stock equivalents
      (depository receipts)..       X               X                X                X
    ------------------------- --------------- --------------- ----------------- --------------- ----------------- ---------------
    ------------------------- --------------- --------------- ----------------- --------------- ----------------- ---------------
    Preferred stocks.........       X               X                X                X                X                X
    ------------------------- --------------- --------------- ----------------- --------------- ----------------- ---------------
    ------------------------- --------------- --------------- ----------------- --------------- ----------------- ---------------
    Equity derivative
      Securities.............       X               X                X                X
    ------------------------- --------------- --------------- ----------------- --------------- ----------------- ---------------
    ------------------------- --------------- --------------- ----------------- --------------- ----------------- ---------------
    Debt securities (below
      Investment grade or
      junk
      bonds).................                                                                                           X
    ------------------------- --------------- --------------- ----------------- --------------- ----------------- ---------------
    ------------------------- --------------- --------------- ----------------- --------------- ----------------- ---------------
    US government securities.       X               X                X                X                X                X
    ------------------------- --------------- --------------- ----------------- --------------- ----------------- ---------------
    ------------------------- --------------- --------------- ----------------- --------------- ----------------- ---------------
    Municipal obligations....                                                                          X                X
    ------------------------- --------------- --------------- ----------------- --------------- ----------------- ---------------
    ------------------------- --------------- --------------- ----------------- --------------- ----------------- ---------------
    Investment company
      Securities (including         X               X                X                X                X                X
      ETFs)..................
    ------------------------- --------------- --------------- ----------------- --------------- ----------------- ---------------
    ------------------------- --------------- --------------- ----------------- --------------- ----------------- ---------------
    Foreign securities.......       X               X                X                X                X                X
    ------------------------- --------------- --------------- ----------------- --------------- ----------------- ---------------


    ------------------------- ---------------- -------------- ----------------- --------------- ---------------- ----------------
                               Multistrategy    Real Estate       Emerging       Tax-Managed      Tax-Managed
                                   Bond         Securities        Markets         Large Cap        Small Cap       Tax Exempt
    Type of Portfolio              Fund            Fund             Fund             Fund            Fund           Bond Fund
    Security
    ------------------------- ---------------- -------------- ----------------- --------------- ---------------- ----------------
    ------------------------- ---------------- -------------- ----------------- --------------- ---------------- ----------------
    Common stocks............                        X               X                X                X
    ------------------------- ---------------- -------------- ----------------- --------------- ---------------- ----------------
    ------------------------- ---------------- -------------- ----------------- --------------- ---------------- ----------------
    Common stock equivalents
      (warrants).............                        X               X
    ------------------------- ---------------- -------------- ----------------- --------------- ---------------- ----------------
    ------------------------- ---------------- -------------- ----------------- --------------- ---------------- ----------------
    Common stock equivalents
      (options)..............                        X               X                X                X
    ------------------------- ---------------- -------------- ----------------- --------------- ---------------- ----------------
    ------------------------- ---------------- -------------- ----------------- --------------- ---------------- ----------------
    Common stock equivalents
      (convertible debt
      securities)............        X               X               X                X                X
    ------------------------- ---------------- -------------- ----------------- --------------- ---------------- ----------------
    ------------------------- ---------------- -------------- ----------------- --------------- ---------------- ----------------
    Common stock equivalents
      (depository receipts)..                        X                                X                X
    ------------------------- ---------------- -------------- ----------------- --------------- ---------------- ----------------
    ------------------------- ---------------- -------------- ----------------- --------------- ---------------- ----------------
    Preferred stocks.........        X               X               X                                 X
    ------------------------- ---------------- -------------- ----------------- --------------- ---------------- ----------------
    ------------------------- ---------------- -------------- ----------------- --------------- ---------------- ----------------
    Equity derivative
      Securities.............                        X               X                X                X
    ------------------------- ---------------- -------------- ----------------- --------------- ---------------- ----------------
    ------------------------- ---------------- -------------- ----------------- --------------- ---------------- ----------------
    Debt securities (below
      Investment grade or
      junk
      bonds).................        X                               X
    ------------------------- ---------------- -------------- ----------------- --------------- ---------------- ----------------
    ------------------------- ---------------- -------------- ----------------- --------------- ---------------- ----------------
    US government securities.        X               X               X                X                X                X
    ------------------------- ---------------- -------------- ----------------- --------------- ---------------- ----------------
    ------------------------- ---------------- -------------- ----------------- --------------- ---------------- ----------------
    Municipal obligations....        X                                                                                  X
    ------------------------- ---------------- -------------- ----------------- --------------- ---------------- ----------------
    ------------------------- ---------------- -------------- ----------------- --------------- ---------------- ----------------
    Investment company
      Securities (including          X               X               X                X                X                X
      ETFs)..................
    ------------------------- ---------------- -------------- ----------------- --------------- ---------------- ----------------
    ------------------------- ---------------- -------------- ----------------- --------------- ---------------- ----------------
    Foreign securities.......        X               X               X                X                X
    ------------------------- ---------------- -------------- ----------------- --------------- ---------------- ----------------

       Other Investment Practices of the Underlying Funds. The Underlying Funds use investment techniques commonly used by other mutual funds. The table below summarizes the principal investment practices of the Underlying Funds, each of which may involve certain special risks. The Glossary located at the back of the SAI describes each of the investment techniques identified below.


    -----------------------------------------------------------------------------------------------------------------------------
                               Diversified       Special       Quantitative     International    Diversified       Short Term
                                 Equity          Growth           Equity         Securities          Bond             Bond
    Type of Portfolio             Fund            Fund             Fund             Fund             Fund             Fund
    Security
    -----------------------------------------------------------------------------------------------------------------------------
    -----------------------------------------------------------------------------------------------------------------------------
    Cash reserves.............      X               X                X                X               X                X
    -----------------------------------------------------------------------------------------------------------------------------
    -----------------------------------------------------------------------------------------------------------------------------
    Repurchase agreements(1)..                                                                        X                X
    -----------------------------------------------------------------------------------------------------------------------------
    -----------------------------------------------------------------------------------------------------------------------------
    When-issued and forward
      commitment securities...                                                                        X                X
    -----------------------------------------------------------------------------------------------------------------------------
    -----------------------------------------------------------------------------------------------------------------------------
    Reverse repurchase
      Agreements..............                                                                        X                X
    -----------------------------------------------------------------------------------------------------------------------------
    -----------------------------------------------------------------------------------------------------------------------------
    Lending portfolio
      Securities..............
      not to exceed 33 1/3%
      of total Fund assets....      X               X                X                X               X                X
    -----------------------------------------------------------------------------------------------------------------------------
    -----------------------------------------------------------------------------------------------------------------------------
    Illiquid securities
      (limited to 15% of
      a Fund's net assets)....      X               X                X                X               X                X
    -----------------------------------------------------------------------------------------------------------------------------
    -----------------------------------------------------------------------------------------------------------------------------
    Forward currency
      contracts(2)............                                                        X               X                X
    -----------------------------------------------------------------------------------------------------------------------------
    -----------------------------------------------------------------------------------------------------------------------------
    Write (sell) call and
      put options on securities,
      securities indexes and
      foreign currencies(3)         X               X                X                X               X
    -----------------------------------------------------------------------------------------------------------------------------
    -----------------------------------------------------------------------------------------------------------------------------
    Purchase options on
      securities, securities
      indexes, and                  X               X                X                X               X                X
      currencies(3) ..........
    -----------------------------------------------------------------------------------------------------------------------------
    -----------------------------------------------------------------------------------------------------------------------------
    Interest rate futures contracts,
      stock index futures contracts,
      foreign currency contracts and
      options on futures(4).......  X               X                X                X               X                X
    -----------------------------------------------------------------------------------------------------------------------------
    -----------------------------------------------------------------------------------------------------------------------------
    Credit and Liquidity
      Enhancements............
    -----------------------------------------------------------------------------------------------------------------------------


    -----------------------------------------------------------------------------------------------------------------------------
                              Multistrategy    Real Estate       Emerging        Tax-Managed   Tax-Managed Mid     Tax Exempt
                                  Bond         Securities         Markets         Large Cap      & Small Cap          Bond
    Type of Portfolio             Fund            Fund             Fund             Fund             Fund             Fund
    Security
    -----------------------------------------------------------------------------------------------------------------------------
    -----------------------------------------------------------------------------------------------------------------------------
    Cash reserves.............      X               X                X                X               X                X
    -----------------------------------------------------------------------------------------------------------------------------
    -----------------------------------------------------------------------------------------------------------------------------
    Repurchase agreements(1)..      X                                X                                                 X
    -----------------------------------------------------------------------------------------------------------------------------
    -----------------------------------------------------------------------------------------------------------------------------
    When-issued and forward
      commitment securities...      X                                X                                                 X
    -----------------------------------------------------------------------------------------------------------------------------
    -----------------------------------------------------------------------------------------------------------------------------
    Reverse repurchase
      Agreements..............      X                                X                                                 X
    -----------------------------------------------------------------------------------------------------------------------------
    -----------------------------------------------------------------------------------------------------------------------------
    Lending portfolio
      Securities..............
      not to exceed 33 1/3%
      of total Fund assets....      X               X                X                X               X
    -----------------------------------------------------------------------------------------------------------------------------
    -----------------------------------------------------------------------------------------------------------------------------
    Illiquid securities
      (limited to 15% of
      a Fund's net assets)....      X               X                X                X               X                X
    -----------------------------------------------------------------------------------------------------------------------------
    -----------------------------------------------------------------------------------------------------------------------------
    Forward currency
      contracts(2)............      X                                X
    -----------------------------------------------------------------------------------------------------------------------------
    -----------------------------------------------------------------------------------------------------------------------------
    Write (sell) call and put
      options on securities,
      securities indexes and
      foreign currencies(3)         X               X                X                X               X
    -----------------------------------------------------------------------------------------------------------------------------
    -----------------------------------------------------------------------------------------------------------------------------
    Purchase options on
      securities, securities
      indexes, and                  X               X                X                X               X
      currencies(3) ..........
    -----------------------------------------------------------------------------------------------------------------------------
    -----------------------------------------------------------------------------------------------------------------------------
    Interest rate futures
      contracts, stock index
      futures contracts, foreign
      currency contracts and
      options on futures(4)...........              X                X                                                 X
    -----------------------------------------------------------------------------------------------------------------------------
    -----------------------------------------------------------------------------------------------------------------------------
    Credit and Liquidity
      Enhancements............                                                                                         X
    -----------------------------------------------------------------------------------------------------------------------------

-------------
(1) Under the 1940 Act, repurchase agreements are considered to be loans by a Fund and must be fully collateralized by collateral assets. If the seller defaults on its obligations to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its rights to realize upon the security, may incur a loss if the value of the security declines and may incur disposition costs in liquidating the security.

(2) Each of the International Securities, Diversified Bond, Multistrategy Bond, Short Term Bond and Emerging Markets Funds may not invest more than one-third of its assets in these contracts.

(3) A Fund will only engage in options where the options are traded on a national securities exchange or in an over-the-counter market. A Fund may invest up to 5% of its net assets, represented by the premium paid, in call and put options. A Fund may write a call or put option to the extent that the aggregate value of all securities or other assets used to cover all such outstanding options does not exceed 25% of the value of its net assets.

(4) A Fund does not enter into any futures contracts or related options if the sum of initial margin deposits on futures contracts, related options (including options on securities, securities indexes and currencies) and premiums paid for any such related options would exceed 5% of its total assets. A Fund does not purchase futures contracts or related options if, as a result, more than one-third of its total assets would be so invested.

      Cash Reserves. An Underlying Fund at times has to sell portfolio securities in order to meet redemption requests. The selling of securities may affect an Underlying Fund's performance since securities are sold for other than investment reasons. An Underlying Fund can avoid selling its portfolio securities by holding adequate levels of cash to meet anticipated redemption requests ("cash reserves"). The cash reserves may also include cash awaiting investment or to pay expenses. The Underlying Funds intend to be fully invested at all times. To do so, FRIMCo or a money manager invests the Underlying Funds' cash reserves in short term instruments, including certain FRIC money market funds. In addition to investing in such short term investments, FRIMCo may use an overlay strategy for the Underlying Funds' cash reserves by exposing those reserves to the performance of appropriate markets by purchasing equity or fixed income securities and/or derivatives including index futures contracts, index options and/or index swaps in amounts that expose the cash reserves to the performance of the relevant index. This is intended to cause the Underlying Fund to perform as though its cash reserves were actually invested in those markets while enabling the Underlying Fund to hold cash.

      Each Underlying Fund and its money managers that elects to invest its cash reserves in one or more of FRIC's money market funds does so pursuant to exemptive relief from the SEC. The relief requires that any investment in affiliated money market funds will not exceed 25% of the investing Underlying Funds' total assets. Those money market funds seek to maximize current income to the extent consistent with the preservation of capital and liquidity, and the maintenance of a stable $1.00 per share net asset value by investing solely in short-term money market instruments. The Underlying Funds will invest cash reserves in one or more of FRIC's money market funds only so long as it does not adversely affect the portfolio management and operations of the money market funds and FRIC's other Funds. Those money market funds and the Underlying Funds investing in them treat such investments as the purchase and redemption of money market fund shares. Any Underlying Fund investing in a money market fund pursuant to this procedure participates equally on a pro rata basis in all income, capital gains and net assets of the money market fund, and will have all rights and obligations of a shareholder as provided in FRIC's Master Trust
Agreement, including voting rights. However, shares of a money market fund issued to the Underlying Funds will be voted by the Trustees of FRIC in the same proportion as the shares of the money market fund that are held by shareholders who are not Underlying Funds. In addition to the advisory and administrative fees payable by the Underlying Funds to FRIMCo, each Underlying Fund that invests its cash reserves in one or more of FRIC's money market funds pursuant to the terms and conditions of an exemptive order will bear indirectly a proportionate share of that money market fund's operating expenses, which include the advisory and administrative fees that such money market fund pays to FRIMCo. Currently, the cash reserves for all Underlying Funds are invested in FRIC's Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to FRIMCo on the cash reserves invested in the Money market Fund is 0.10% (net of fee waivers and reimbursements). The SEC exemptive order requires that the Underlying Funds' Board determine that the advisory fees incurred in connection with the investment of cash reserves in affiliated money market funds are not for duplicative services. All assets of the Funds of Funds are allocated to Underlying Funds.

      Russell 1000 Index. The Russell 1000(R) Index consists of the 1,000 largest US companies by capitalization. The Index does not include cross corporate holdings in a company's capitalization. For example, when IBM owned approximately 20% of Intel, only 80% of the total shares outstanding of Intel were used to determine Intel's capitalization. Also not included in the Index are closed-end investment companies, companies that do not file a Form 10-K report with the SEC, foreign securities and American Depository Receipts.

      The Index's composition is changed annually to reflect changes in market capitalization and share balances outstanding. These changes are expected to represent less than 1% of the total market capitalization of the Index.

      Changes for mergers and acquisitions are made when trading ceases in the acquirer's shares. The 1,001st largest US company by capitalization is then added to the Index to replace the acquired stock.

      FRC chooses the stocks to be included in the Index solely on a statistical basis and it is not an indication that FRC or FRIMCo believes that the particular security is an attractive investment.


                   CERTAIN INVESTMENTS OF THE UNDERLYING FUNDS

      Repurchase Agreements. An Underlying Fund may enter into repurchase agreements with the seller (a bank or securities dealer) who agrees to repurchase the securities at the Underlying Fund's cost plus interest within a specified time (normally one day). The securities purchased by an Underlying Fund have a total value in excess of the value of the repurchase agreement and are held by the Custodian until repurchased.

      Reverse Repurchase Agreements. An Underlying Fund may enter into reverse repurchase agreements to meet redemption requests where the liquidation of portfolio securities is deemed by the Underlying Fund's money manager to be inconvenient or disadvantageous. A reverse repurchase agreement is a transaction whereby an Underlying Fund transfers possession of a portfolio security to a bank or broker-dealer in return for a percentage of the portfolio securities' market value. The Underlying Fund retains record ownership of the security involved including the right to receive interest and principal payments. At an agreed upon future date, the Underlying Fund repurchases the security by paying an agreed upon purchase price plus interest. Liquid assets of an Underlying Fund equal in value to the repurchase price, including any accrued interest, will be segregated on the Underlying Fund's records while a reverse repurchase agreement is in effect.

      High Risk Bonds. The Underlying Funds, other than the Emerging Markets, Short Term Bond, and Multistrategy Bond Funds, invest their assets only in securities rated BBB- or higher by S&P or Baa3 or higher by Moody's, or in unrated securities judged by the money managers to be of a higher credit quality than those designations. Securities rated BBB- by S&P or Baa3 by Moody's are the lowest ratings which are considered "investment grade" securities, although Moody's considers securities rated Baa3, and S&P considers bonds rated BBB-, to have some speculative characteristics. The Underlying Funds, other than Emerging Markets, Short Term Bond, and Multistrategy Bond Funds, will dispose of, in a prudent and orderly fashion, securities whose ratings drop below these minimum ratings.

      The Emerging Markets, Short Term Bond, and Multistrategy Bond Funds will invest in "investment grade" securities and may invest up to 5% of its total assets (in the case of the Emerging Markets Fund), 10% of its total assets (in the case of the Short Term Bond Fund) and 25% of its total assets (in the case of the Multistrategy Bond Fund) in debt securities rated less than BBB- by S&P or Baa3 by Moody's, or in unrated securities judged by the money managers of the Funds to be of comparable quality. These lower rated debt securities are commonly referred to as "junk bonds." Lower rated debt securities, or junk bonds, generally offer a higher yield than that available from higher grade issues but involve higher risks because they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of principal and interest and increase the possibility of default. Conversely, periods of economic expansion or falling interest rates enhance the ability of issuers to make payments of principal and interest and decrease the possibility of default. The market for lower rated debt securities is generally thinner and less active than that for higher quality securities, which would limit the Underlying Funds' ability to sell such securities at fair value in response to changes in the economy or the financial markets. While such debt may have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions. The money managers of the Multistrategy Bond, Short Term Bond and Emerging Markets Funds will seek to reduce the risks associated with investing in such securities by limiting the Funds' holdings in such securities and by the depth of their own credit analysis.

      Securities rated BBB- by S&P or Baa3 by Moody's may involve greater risks than securities in higher rating categories. Securities receiving S&P's BBB-rating are regarded as having adequate capacity to pay interest and repay principal. Such securities typically exhibit adequate investor protections but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rating categories.

      Securities possessing Moody's Baa3 rating are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security is judged adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such securities lack outstanding investment characteristics and in fact may have speculative characteristics as well. For further description of the various rating categories, see "Ratings of Debt Instruments."

      Risk Factors. Lower rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low rated debt securities have been found to be less sensitive to interest rate changes than investment grade securities, but more sensitive to economic downturns, individual corporate developments, and price fluctuations in response to changing interest rates. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a sharper decline in the prices of low rated debt securities because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low rated debt securities defaults, a Fund may incur additional expenses to seek financial recovery.

      In addition, the markets in which low rated debt securities are traded are generally thinner, more limited and less active than those for higher rated securities. The existence of limited markets for particular securities may diminish an Underlying Fund's ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily net asset value of the Underlying Fund's Shares.

      Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated securities may be more complex than for issuers of other investment grade securities, and the ability of an Underlying Fund to achieve its investment objectives may be more dependent on credit analysis than would be the case if the Fund was investing only in investment grade securities.

      The money managers of the Emerging Markets, Short Term Bond, and Multistrategy Bond Funds may use ratings to assist in investment decisions. Ratings of debt securities represent a rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates.

      Illiquid Securities. No more than 15% of an Underlying Fund's net assets (taken at current value) will be invested in securities, including repurchase agreements of more than seven days' duration, that are illiquid by virtue of the absence of a readily available market or because of legal or contractual restrictions on resale. In addition, the Underlying Funds will not invest more than 10% of their respective net assets (taken at current value) in securities of issuers which may not be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"). This 10% is counted towards a Fund's 15% limitation on illiquid securities. These policies do not include
(1) commercial paper issued under Section 4(2) of the 1933 Act, or (2) restricted securities eligible for resale to qualified institutional purchasers pursuant to Rule 144A under the 1933 Act that are determined to be liquid by the money managers in accordance with Board approved guidelines. These guidelines adopted by the Board for the determination of liquidity of securities take into account trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, an Underlying Fund's holding of that security may be illiquid. There may be undesirable delays in selling illiquid securities at prices representing their fair value.

      The expenses of registration of restricted securities that are illiquid (excluding securities that may be resold by the Underlying Funds pursuant to Rule 144A, as explained in their respective Prospectuses) may be negotiated at the time such securities are purchased by an Underlying Fund. When registration is required, a considerable period may elapse between a decision to sell the securities and the time the sale would be permitted. Thus, an Underlying Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. An Underlying Fund also may acquire, through private placements, securities having contractual resale restrictions, which might lower the amount realizable upon the sale of such securities.

      Forward Commitments. An Underlying Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time (a "forward commitment" or "when-issued" transaction), so long as such transactions are consistent with an Underlying Fund's ability to manage its investment portfolio and meet redemption requests. An Underlying Fund may dispose of a forward commitment or when-issued transaction prior to settlement if it is appropriate to do so and realize short-term profits or losses upon such sale. When effecting such transactions, liquid assets of the Underlying Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. Forward commitments and when-issued transactions involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

      Additionally, under certain circumstances, the International Securities and Emerging Markets Funds may occasionally engage in "free trade" transactions in which delivery of securities sold by the Underlying Fund is made prior to the Fund's receipt of cash payment therefor or the Fund's payment of cash for portfolio securities occurs prior to the Fund's receipt of those securities. Cash payment in such instances generally occurs on the next business day in the local market. "Free trade" transactions involve the risk of loss to an Underlying Fund if the other party to the "free trade" transaction fails to complete the transaction after the Fund has tendered cash payment or securities, as the case may be.

      Lending Portfolio Securities. Cash collateral received by an Underlying Fund when it lends its portfolio securities is invested in high-quality short-term debt instruments, short-term bank collective investment and money market mutual funds (including money market funds advised by FRIMCo for which FRIMCo receives a 0.10% advisory and administrative fee, net of fee waivers and reimbursements), and other investments meeting certain quality and maturity established by the Underlying Funds. Income generated from the investment of the cash collateral is first used to pay the rebate interest cost to the borrower of the securities then to pay for lending transaction costs, and then the remainder is divided between the Underlying Fund and the lending agent.

      Each Underlying Fund will retain most rights of beneficial ownership, including dividends, interest or other distributions on the loaned securities. Voting rights may pass with the lending. An Underlying Fund will call loans to vote proxies if a material issue affecting the investment is to be voted upon.

      An Underlying Fund may incur costs or possible losses in excess of the interest and fees received in connection with securities lending transactions. Some securities purchased with cash collateral are subject to market fluctuations while a loan is outstanding. To the extent that the value of the cash collateral as invested is insufficient to return the full amount of the collateral plus rebate interest to the borrower upon termination of the loan, an Underlying Fund must immediately pay the amount of the shortfall to the borrower.

      Options, Futures and Other Financial Instruments. The Underlying Funds may use various types of financial instruments, some of which are derivatives, to attempt to manage the risk of the Underlying Fund's investment or, in certain circumstances, for investment (e.g. as a substitute for investing in securities). These financial instruments include options, futures, forward contracts and swaps. Positions in these financial instruments, other than purchased options, expose an Underlying Fund to an obligation to another party. The Underlying Funds will not enter into any such transaction unless it owns (1) an offsetting ("covered") position in securities, currencies or other options, futures contracts or forward contracts or (2) cash or liquid assets with a value, marked to market daily, sufficient to cover their obligations to the extent not covered as provided in (1) above. The Underlying Funds will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, designate the prescribed amount of cash or liquid assets as segregated.

      Assets used as cover or held as segregated cannot be sold while the position in the corresponding financial instrument is open unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund's assets to cover or to hold as segregated could impede portfolio management or a Fund's ability to meet redemption requests or other current obligations.

      Options And Futures. The Underlying Funds may purchase and sell (write) both call and put options on securities, securities indexes and foreign currencies, and enter into interest rate, foreign currency and index futures contracts and purchase and sell options on such futures contracts for hedging purposes or to effect investment transactions consistent with an Underlying Fund's investment objective and strategies. If other types of options, futures contracts, or options on futures contracts are traded in the future, the Underlying Funds may also use those instruments, provided that FRIC's Board determines that their use is consistent with the Underlying Funds' investment objectives, and provided that their use is consistent with restrictions applicable to options and futures contracts currently eligible for use by the Underlying Funds (i.e., that written call or put options will be "covered" or "secured" and that futures and options on futures contracts will be for the purposes of hedging or effecting an Underlying Fund's permitted investment strategies, provided that initial margin and premiums required to establish such non-hedging positions will not exceed 5% of the Underlying Fund's net assets).

      Options On Securities And Indexes. Each Underlying Fund may purchase and write both call and put options on securities and securities indexes in standardized contracts traded on foreign or national securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on a regulated foreign or national over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer. The Underlying Funds intend to treat options in respect of specific securities that are not traded on a national securities exchange and the securities underlying covered call options as not readily marketable and therefore subject to the limitations on the Underlying Funds' ability to hold illiquid securities. The Underlying Funds intend to purchase and write call and put options on specific securities.

      Exchange listed options are issued by a regulated intermediary, such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. This discussion uses the OCC as an example but is also applicable to other financial intermediaries. With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although cash settlements may sometimes be available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in the money" (i.e. where the value of the underlying instruments exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

      An Underlying Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. If one or more exchanges decide to discontinue the trading of options (or a particular class or series of options), the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

      Over-the-counter options ("OTC Options") are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through a direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC Option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The staff of the SEC takes the position that OTC options and the assets used as "cover" for written OTC options are illiquid.

      Unless the parties provide for it, there is no central clearing or guaranty function in an OTC Option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC Option it has entered into with an Underlying Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Underlying Fund will lose any premium paid for the option and any anticipated benefits of the transaction. Accordingly, FRIMCo or the money manager must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC Option will be satisfied. An Underlying Fund will engage in OTC Option transactions only with U.S. Government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions that have received (or the guarantors or the obligations of which have received) a short term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization or, in the case of OTC currency transactions, determined to be of equivalent credit by FRIMCo the money manager for the Underlying Fund.

      An option on a security (or securities index) is a contract that gives the purchaser of the option, in return for a premium, the right (but not the obligation) to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise price at any time during the option period. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier (established by the exchange upon which the stock index is traded) for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specified group of financial instruments or securities, or certain economic indicators.) Options on securities indexes are similar to options on specific securities except that settlement is in cash and gains and losses depend on price movements in the stock market generally (or in a particular industry or segment of the market), rather than price movements in the specific security.

      An Underlying Fund may purchase a call option on securities to protect against substantial increases in prices of securities the Underlying Fund intends to purchase pending its ability or desire to purchase such securities in an orderly manner or employed as a cost-efficient alternative to acquiring the securities for which the option is intended to serve as a proxy. An Underlying Fund may purchase a put option on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate to one another.

      An Underlying Fund will write call options and put options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Underlying Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount are placed in a segregated account by the Custodian) upon conversion or exchange of other securities held by the Underlying Fund. For a call option on an index, the option is covered if the Underlying Fund maintains with the Custodian liquid assets equal to the contract value. A call option is also covered if the Underlying Fund holds a call on the same security or index as the call written where the exercise price of the call held is (1) equal to or less than the exercise price of the call written, or (2) greater than the exercise price of the call written, provided the difference is maintained by the Fund in liquid assets in a segregated account with the Custodian. A put option on a security or an index is "covered" if the Underlying Fund maintains liquid assets equal to the exercise price in a segregated account with the Custodian. A put option is also covered if the Underlying Fund holds a put on the same security or index as the put written where the exercise price of the put held is
(1) equal to or greater than the exercise price of the put written, or (2) less than the exercise price of the put written, provided the difference is maintained by the Underlying Fund in liquid assets in a segregated account with the Custodian.

      If an option written by an Underlying Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by an Underlying Fund expires unexercised, the Fund realizes a capital loss (long or short-term depending on whether the Fund's holding period for the option is greater than one year) equal to the premium paid.

      To close out a position when writing covered options, a Fund may make a "closing purchase transaction," which involves purchasing an option on the same security with the same exercise price and expiration date as the option which it previously wrote on the security. To close out a position as a purchaser of an option, a Fund may make a "closing sale transaction," which involves liquidating the Fund's position by selling the option previously purchased. The Fund will realize a profit or loss from a closing purchase or sale transaction depending upon the difference between the amount paid to purchase an option and the amount received from the sale thereof.

      Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Underlying Fund desires.

      An Underlying Fund will realize a capital gain from a closing transaction on an option it has written if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Underlying Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Underlying Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. With respect to closing transactions on purchased options, the capital gain or loss realized will be short or long-term depending on the holding period of the option closed out. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

      The premium paid for a put or call option purchased by an Underlying Fund is an asset of the Fund. The premium received for an option written by an Underlying Fund is recorded as a liability. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

      Risks Associated With Options On Securities And Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

      If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment (i.e., the premium paid) on the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

      There can be no assurance that a liquid market will exist when an Underlying Fund seeks to close out an option position. If an Underlying Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If an Underlying Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.

      As the writer of a covered call option, an Underlying Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained a risk of loss should the price of the underlying security decline. Where an Underlying Fund writes a put option, it is exposed during the term of the option to a decline in the price of the underlying security.

      If trading were suspended in an option purchased by an Underlying Fund, the Underlying Fund would not be able to close out the option. If restrictions on exercise were imposed, the Underlying Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Underlying Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

      Options On Foreign Currency. An Underlying Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market for the purpose of hedging against changes in future currency exchange rates or to effect investment transactions consistent with an Underlying Fund's investment objective and strategies. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time the option expires. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option expires. Currency options traded on US or other exchanges may be subject to position limits which may limit the ability of an Underlying Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. None of the Underlying Funds, other than the Multistrategy Bond and Emerging Markets Funds, currently intends to write or purchase such options.

      Futures Contracts And Options On Futures Contracts. An Underlying Fund may invest in interest rate futures contracts, foreign currency futures contracts, or stock index futures contracts, and options thereon that are traded on a US or foreign exchange or board of trade or over-the-counter. An interest rate, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of financial instruments (such as GNMA certificates or Treasury bonds) or foreign currency or the cash value of an index at a specified price at a future date. A futures contract on an index (such as the S&P 500) is an agreement between two parties (buyer and seller) to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. In the case of futures contracts traded on US exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by delivery or purchase, as the case may be, of the financial instrument or by payment of the change in the cash value of the index. Although the value of an index may be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering several indexes as well as a number of financial instruments and foreign currencies. For example: the S&P 500; the Russell 2000(R); Nikkei 225; CAC-40; FT-SE 100; the NYSE composite; US Treasury bonds; US Treasury notes; GNMA Certificates; three-month US Treasury bills; Eurodollar certificates of deposit; the Australian Dollar; the Canadian Dollar; the British Pound; the German Mark; the Japanese Yen; the French Franc; the Swiss Franc; the Mexican Peso; and certain multinational currencies, such as the European Currency Unit ("ECU"). It is expected that other futures contracts will be developed and traded in the future.

       Frequently, using futures to affect a particular strategy instead of using the underlying or related security or index will result in lower transaction costs being incurred.

      An Underlying Fund may also purchase and write call and put options on futures contracts. Options on futures contracts possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. An option on a futures contract may be closed out before exercise or expiration by an offsetting purchase or sale of an option on a futures contract of the same series.

      There can be no assurance that a liquid market will exist at a time when an Underlying Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent an Underlying Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed.

      An Underlying Fund will only enter into futures contracts or options on futures contracts which are standardized and traded on a US or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. An Underlying Fund will enter into a futures contract only if the contract is "covered" or if the Fund at all times maintains with its custodian liquid assets equal to or greater than the fluctuating value of the contract (less any margin or deposit). An Underlying Fund will write a call or put option on a futures contract only if the option is "covered." For a discussion of how to cover a written call or put option, see "Options on Securities and Indexes" above.

      An Underlying Fund may enter into futures contracts and options on futures contracts for "bona fide hedging" purposes, as defined under the rules of the Commodity Futures Trading Commission (the "CFTC"). An Underlying Fund may also enter into futures contracts and options on futures contracts for non hedging purposes provided the aggregate initial margin and premiums required to establish such non-hedging positions will not exceed 5% of the Fund's net assets.

      As long as required by regulatory authorities, each Underlying Fund will limit its use of futures contracts and options on futures contracts to hedging transactions and, within such 5% limits, to effect investment transactions consistent with an Underlying Fund's investment objective and strategies. For example, an Underlying Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Fund's securities or the price of the securities which the Fund intends to purchase. Additionally, an Underlying Fund may use futures contracts to create equity exposure for its cash reserves for liquidity purposes.

      When a purchase or sale of a futures contract is made by an Underlying Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or US government securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Underlying Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Underlying Fund expects to earn interest income on its initial margin deposits.

      A futures contract held by an Underlying Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Underlying Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by an Underlying Fund, but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Underlying Fund will mark-to- market its open futures positions.

      An Underlying Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Underlying Fund.

      Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Underlying Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Underlying Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

      Limitations On Use Of Futures And Options On Futures Contracts. An Underlying Fund will not enter into a futures contract or futures option contract for purposes other than hedging if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are "in-the-money," would exceed 5% of the Fund's total assets. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

      When purchasing a futures contract, an Underlying Fund will maintain (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Underlying Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price equal to or higher than the price of the contract held by the Fund.

      When selling a futures contract, an Underlying Fund will maintain (and mark-to-market on a daily basis) liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Underlying Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Underlying Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in segregated liquid assets).

      When selling a call option on a futures contract, an Underlying Fund will maintain (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Underlying Fund may "cover" its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

      When selling a put option on a futures contract, an Underlying Fund will maintain (and mark-to-market on a daily basis) liquid assets that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Underlying Fund may "cover" the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

      The Underlying Funds are limited in entering into futures contracts and options on futures contracts to positions which constitute "bona fide hedging" positions within the meaning and intent of applicable CFTC rules, and with respect to positions for non-hedging purposes, to positions for which the aggregate initial margins and premiums will not exceed 5% of the net assets of a Fund.

      The requirements for qualification as a regulated investment company also may limit the extent to which an Underlying Fund may enter into futures, options on futures contracts or forward contracts. See "Taxation."

      Risks Associated With Futures And Options On Futures Contracts. There are several risks associated with the use of futures and options on futures contracts as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and options on futures contracts on securities, including technical influences in futures trading and options on futures contracts, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities and creditworthiness of issuers. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

      Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

      There can be no assurance that a liquid market will exist at a time when an Underlying Fund seeks to close out a futures or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent an Underlying Fund from liquidating an unfavorable position and the Underlying Fund would remain obligated to meet margin requirements until the position is closed.

      Index Swap Agreements. The Underlying Funds may enter into index swap agreements as an additional overlay strategy for cash reserves held by those Funds or to effect investment transactions consistent with these Underlying
Funds' investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a "notional amount" (i.e. a specified dollar amount that is hypothetically invested in a "basket" of securities representing a particular index).

      Under most swap agreements entered into by these Underlying Funds, the parties' obligations are determined on a "net basis." Consequently, an Underlying Fund's obligations or rights under a swap agreement will generally be equal only to a net amount based on the relative values of the positions held by each party. An Underlying Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Underlying Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating cash or other liquid assets to avoid any potential leveraging of an Underlying Fund's portfolio. No Underlying Fund will enter into a swap agreement with any single party if the net amount owned or to be received ender existing contracts with that party would exceed 5% of that Underlying Fund's assets.

      The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting as both principals and agents using standardized swap documentation. As a result, the swap market has become relatively liquid.

      An Underlying Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt. The market for swap agreements is largely unregulated. The Underlying Funds will only enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Underlying Funds' repurchase agreement guidelines.

      Foreign  Currency  Futures  Contracts.   The  Underlying  Funds  are  also
permitted to enter into foreign currency futures contracts in accordance with their investment objectives and as limited by the procedures outlined above.

      A foreign currency futures contract is a bilateral agreement pursuant to which one party agrees to make, and the other party agrees to accept delivery of a specified type of debt security or currency at a specified price. Although such futures contacts by their terms call for actual delivery or acceptance of debt securities or currency, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

      The Underlying Funds may sell a foreign currency futures contract to hedge against possible variations in the exchange rate of the foreign currency in relation to the US dollar or to effect investment transactions consistent with the Underlying Funds' investment objectives and strategies. When a manager anticipates a significant change in a foreign exchange rate while intending to invest in a foreign security, an Underlying Fund may purchase a foreign currency futures contract to hedge against a rise in foreign exchange rates pending completion of the anticipated transaction or as a means to gain portfolio exposure to that currency. Such a purchase would serve as a temporary measure to protect the Underlying Fund against any rise in the foreign exchange rate which may add additional costs to acquiring the foreign security position. The Underlying Fund may also purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate. The Underlying Fund may purchase a call option or write a put option on a foreign exchange futures contract to hedge against a decline in the foreign exchange rates or the value of its foreign securities. The Underlying Fund may write a call option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of foreign securities or as a means to gain portfolio exposure to a currency.

      Forward Foreign Currency Exchange Transactions ("Forward Currency Contracts"). The International Securities, Diversified Bond, Short Term Bond, Multistrategy Bond and Emerging Markets Funds may engage in forward currency contracts to hedge against uncertainty in the level of future exchange rates or to effect investment transactions consistent with the Underlying Funds' investment objectives and strategies. The Funds will conduct their forward foreign currency exchange transactions either on a spot (i.e. cash) basis at the rate prevailing in the currency exchange market, or through entering into forward currency exchange contracts ("forward contract") to purchase or sell currency at a future date. A forward contract involves an obligation to purchase or sell a specific currency. For example, to exchange a certain amount of U.S. dollars for a certain amount of Japanese Yen, at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts are (a) traded in an interbank market conducted directly between currency traders
(typically, commercial banks or other financial institutions) and their customers, (b) generally have no deposit requirements and (c) are consummated without payment of any commissions. A Fund may, however, enter into forward currency contracts containing either or both deposit requirements and commissions. In order to assure that a Fund's forward currency contracts are not used to achieve investment leverage, the Fund will segregate liquid assets in an amount at all times equal to or exceeding the Fund's commitments with respect to these contracts. The Underlying Funds may engage in a forward contract that involves transacting in a currency whose changes in value are considered to be linked (a proxy) to a currency or currencies in which some or all of the Underlying Funds' portfolio securities are or are expected to be denominated. An Underlying Fund's dealings in forward contracts may involve hedging involving either specific transactions or portfolio positions or taking a position in a foreign currency. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of the Funds generally accruing in connection with the purchase or sale of their portfolio securities. Position hedging is the sale of foreign currency with respect to portfolio security positions denominated or quoted in the currency. An Underlying Fund may not enter into a forward currency contract to sell a particular currency to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in or currency convertible into that particular currency (or another currency or aggregate of currencies which act as a proxy for that currency). The Underlying Funds may enter into a forward currency contract to purchase a currency other than that held in the Funds' portfolios. If an Underlying Fund enters into a forward currency contract, liquid assets will be segregated in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. If the value of the securities that are segregated declines, additional liquid assets will be segregated so that the value of the segregated liquid assets will equal the amount of the Underlying Fund's commitment with respect to the contract. Forward currency transactions may be made from any foreign currency into US dollars or into other appropriate currencies.

      At or before the maturity of a forward foreign currency contract, an Underlying Fund may either sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Underlying Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If the Underlying Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward currency contract prices. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a currency and the date that it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency that it has agreed to sell exceeds the price of the currency that it has agreed to purchase. Should forward prices increase, the Underlying Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency that it has agreed to sell. There can be no assurance that new forward currency contracts or offsets will be available to a Fund.

      Upon maturity of a forward currency contract, the Underlying Funds may (a) pay for and receive, or deliver and be paid for, the underlying currency, (b) negotiate with the dealer to roll over the contract into a new forward currency contract with a new future settlement date or (c) negotiate with the dealer to terminate the forward contract by entering into an offset with the currency trader whereby the parties agree to pay for and receive the difference between the exchange rate fixed in the contract and the then current exchange rate. An Underlying Fund also may be able to negotiate such an offset prior to maturity of the original forward contract. There can be no assurance that new forward contracts or offsets will always be available to the Underlying Funds.

      The cost to an Underlying Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are involved. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward foreign currency contracts limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase.

      If a devaluation is generally anticipated, an Underlying Fund may be able to contract to sell the currency at a price above the devaluation level that it anticipates. An Underlying Fund will not enter into a currency transaction if, as a result, it will fail to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), for a given year.

      Forward foreign currency contracts are not regulated by the SEC. They are traded through financial institutions acting as market-makers. In the forward foreign currency market, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Moreover, a trader of forward contracts could lose amounts substantially in excess of its initial investments, due to the collateral requirements associated with such positions.

      The market for forward currency contracts may be limited with respect to certain currencies. These factors will restrict an Underlying Fund's ability to hedge against the risk of devaluation of currencies in which the Fund holds a substantial quantity of securities and are unrelated to the qualitative rating that may be assigned to any particular portfolio security. Where available, the successful use of forward currency contracts draws upon a money manager's special skills and experience with respect to such instruments and usually depends on the money manager's ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of forward currency contracts or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits with respect to forward currency contracts, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of such instruments and movements in the price of the securities and currencies hedged or used for cover will not be perfect. In the case of proxy hedging, there is also a risk that the perceived linkage between various currencies may not be present or may not be present during the particular time the Underlying Funds are engaged in that strategy.

      An Underlying Fund's ability to dispose of its positions in forward currency contracts will depend on the availability of active markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of forward currency contracts. Forward foreign currency contracts may be closed out only by the parties entering into an offsetting contract. Therefore, no assurance can be given that an Underlying Fund will be able to utilize these instruments effectively for the purposes set forth above.

      Forward foreign currency transactions are subject to the additional risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by
(1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in an Underlying Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, (5) lesser trading volume and (6) that a perceived linkage between various currencies may not persist throughout the duration of the contracts.

      Interest Rate Swaps. The Short Term Bond, Diversified Bond and Multistrategy Bond Funds may enter into interest rate swaps, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When a Fund engages in an interest rate swap, it exchanges its obligations to pay or rights to receive interest payments for the obligations or rights to receive interest payments of another party (i.e., an exchange of floating rate payments for fixed rate payments). The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date. Inasmuch as these hedging transactions are entered into for good faith hedging purposes, the money managers and the Funds believe such obligations do not constitute senior securities and, accordingly, will not treat them as being subject to the Funds' borrowing restrictions. The net amount of the excess, if any, of the Funds' obligations over their entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Funds' custodian. To the extent that the Funds enter into interest rate swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds' obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. The Funds will not enter into any interest rate swaps unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in the highest rating category of at least one nationally recognized rating organization at the time of entering into such transaction. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

      The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a money manager using this technique is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of a Fund would diminish compared to what it would have been if this investment technique was not used.

      A Fund may only enter into interest rate swaps to hedge its portfolio. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. If the other party to an interest rate swap defaults, the Funds' risk of loss consists of the net amount of interest payments that the Funds are contractually entitled to receive. Since interest rate swaps are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their rights to receive interest on their portfolio securities and their rights and obligations to receive and pay interest pursuant to interest rate swaps.

      Additional Risks Of Options On Securities, Futures Contracts, Options On Futures Contracts, And Forward Currency Exchange Contract And Options Thereon. Options on securities, futures contracts, options on futures contracts, currencies and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in an Underlying Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.

      Hedging Strategies. The Underlying Funds may use equity or fixed income securities and derivatives such as index futures contracts, futures options, exchange traded and over-the-counter options and/or index or interest rate swaps as overlay strategies for cash reserves held by those Funds. For example: cash reserves are exposed to the performance of appropriate markets through the performance of index futures contracts. As a result, an Underlying Fund will realize gains or losses based on the performance of the appropriate market corresponding to the relevant indexes for which futures contracts have been purchased. Thus, each Underlying Fund's cash reserves will always be fully exposed to the performance of appropriate markets.

      Financial futures contracts may be used by the International Securities, Diversified Bond, Short Term Bond, Multistrategy Bond, Emerging Markets and Tax Exempt Bond Funds as a hedge during or in anticipation of adverse market events such as, in the case of the bond Funds, interest rate changes. For example: if interest rates were anticipated to rise, financial futures contracts would be sold (short hedge) which would have an effect similar to selling bonds. Once interest rates increase, fixed-income securities held in the Fund's portfolio would decline, but the futures contract value would decrease, partly offsetting the loss in value of the fixed-income security by enabling the Underlying Fund to repurchase the futures contract at a lower price to close out the position.

      The Underlying Funds may purchase a put and/or sell a call option on a stock index futures contract instead of selling a futures contract in anticipation of an equity market decline. Purchasing a call and/or selling a put option on a stock index futures contract is used instead of buying a futures contract in anticipation of an equity market advance, or to temporarily create an equity exposure for cash reserves until those balances are invested in equities. Options on financial futures are used in a similar manner in order to hedge portfolio securities against anticipated market changes.

      Risk Associated with Hedging Strategies. There are certain investment risks in using futures contracts and/or options as a hedging technique. One risk is the imperfect correlation between price movement of the futures contracts or options and the price movement of the portfolio securities, stock index or currency subject of the hedge. The risk increases for the Tax Exempt Bond Fund since financial futures contracts that may be engaged in are on taxable securities rather than tax exempt securities. There is no assurance that the price of taxable securities will move in a similar manner to the price of tax exempt securities. Another risk is that a liquid secondary market may not exist for a futures contract causing an Underlying Fund to be unable to close out the futures contract thereby affecting a Fund's hedging strategy.

      In addition, foreign currency options and foreign currency futures involve additional risks. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions could also be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in an Underlying Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.

         Depository Receipts. An Underlying Fund may hold securities of foreign issuers in the form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs") and European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs"), or other securities convertible into securities of eligible European or Far Eastern issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world. GDRs are traded on major stock exchanges, particularly the London SEAQ International trading system. For purposes of an Underlying Fund's investment policies, the Underlying Fund's investments in ADRs, ADSs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

      ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Underlying Funds may invest in sponsored and unsponsored ADRs.

       ETF'S or Exchange Traded Funds. The Underlying Funds may invest in shares of open-end mutual funds or unit investment trusts that are traded on a stock exchange, called exchange-traded funds or ETFs. Typically, an ETF seeks to track the performance of an index, such as the S&P 500 or the NASDAQ 100, by holding in its portfolio either the same securities that comprise the index, or a representative sample of the index. Investing in an ETF will give a fund exposure to the securities comprising the index on which the ETF is based, and the Funds will gain or lose value depending on the performance of the index. ETFs have expenses, including advisory and administrative fees paid by ETF shareholders, and, as a result, an investor in the Funds is subject to a duplicate level of fees if a Fund invests in ETFs.

       Unlike shares of typical mutual funds or unit investment trusts, shares of ETFs are bought and sold based on market values throughout each trading day, and not at net asset value. For this reason, shares could trade at either a premium or discount to net asset value. Currently, the Underlying Funds intend to invest only in ETFs that track equity market indices. The portfolios held by these ETFs are publicly disclosed on each trading day, and an approximation of actual net asset value is disseminated throughout the trading day. Because of this transparency, the trading prices of these index-based ETFs tend to closely track the actual net asset value of the underlying portfolios. If available, the Funds may invest in ETFs that are based on fixed income indices, or that are actively managed. Actively managed ETFs will likely not have the transparency of index based ETFs, and therefore, may be more likely to trade at a discount or premium to actual net asset values. If an ETF held by the fund trades at a discount to net asset value, the fund could lose money even if the securities in which the ETF invests go up in value.

       Common Stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity's preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

       Preferred Stocks and Convertible Securities. Convertible debt securities and preferred stock entitle the holder to acquire the issuer's common stock by exchange or purchase for a predetermined rate. Convertible securities are subject both to the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities. Convertible securities rank senior to common stocks in a corporation's capital structure. They are consequently of higher quality and entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The Underlying Funds may purchase convertible securities rated Ba or lower by Moody's Investors Service, Inc. ("Moody's") or BB or lower by Standard & Poor's Ratings Group ("S&P") and may also purchase non-rated securities considered by the manager to be of comparable quality. Although the underlying fund selects these securities primarily on the basis of their equity characteristics, investors should be aware that debt securities rated in these categories are considered high risk securities; the rating agencies consider them speculative, and payment of interest and principal is not considered well assured. To the extent that such convertible securities are acquired by the fund, there is a greater risk as to the timely payment of the principal of, and timely payment of interest or dividends on, such securities than in the case of higher rated convertible securities.

       Real Estate Investment Trusts. The Underlying Funds may invest in equity real estate investment trusts ("REITs"). REITs are entities which either own properties or make construction or mortgage loans. Equity REITs may also include operating or finance companies. Equity REITs own real estate directly and the value of, and income earned by, the trust depends upon the income of the underlying properties and the rental income they earn. Equity REITs can also realize capital gains by selling properties that have appreciated in value. An Underlying Fund's investments in REITs are subject to the risks associated with particular properties and with the real estate market in general, including the risks of a general downturn in real estate values. The value of securities issued by REITs are affected by tax and regulatory requirements and by perceptions of management skill. An Underlying Fund's investments in REITs is also subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation, the possibility of failing to qualify for tax-free status under the Internal Revenue Code of 1986, as amended (the "Code"), and failing to maintain exemption from the 1940 Act. Like mutual funds, REITs have expenses, including advisory and administration fees paid by REIT shareholders, and, as a result, an investor in the Fund of Funds is subject to a duplicate level of fees if an Underlying Fund invests in REITs.

      Commercial Paper. Commercial paper consists of short-term (usually 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender, such as the underlying fund pursuant to which the lender may determine to invest varying amounts. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for such notes.

      Bank Instruments. The Diversified Bond, Short Term Bond and Multistrategy Bond Funds may invest in bank instruments, which include Eurodollar certificates of deposit ("ECDs"), Eurodollar time deposits ("ETDs") and Yankee Certificates of deposit ("Yankee CDs"). ECDs, ETDs, and Yankee CDs are subject to somewhat different risks from the obligations of domestic banks. ECDs are US dollar denominated certificates of deposit issued by foreign branches of US and foreign banks; ETDs are US dollar denominated time deposits in a foreign branch of a US bank or a foreign bank; and Yankee CDs are certificates of deposit issued by a US branch of a foreign bank denominated in US dollars and held in the United States. Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing and recordkeeping, and the public availability of information. These factors will be carefully considered by the money managers when evaluating credit risk in the selection of investments.

      Indexed Commercial Paper. Indexed commercial paper is US-dollar denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on indexed commercial paper is established at maturity as a function of spot exchange rates between the US dollar and a designated currency as of or about that time. The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on US-dollar denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity. While such commercial paper entails risk of loss of principal, the potential risk for realizing gains as a result of changes in foreign currency exchange rates enables a Fund to hedge (or cross-hedge) against a decline in the US dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return. Currently only the Multistrategy Bond Fund intends to invest in indexed commercial paper, and then only for hedging purposes.

      STRIPS. The Funds may invest in STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by separating the interest and principal components of an outstanding U.S. Treasury or agency note or bond and selling them as individual securities. STRIPS generally trade like zero coupon securities, which do not pay interest periodically but accrue interest until maturity. STRIPS tend to be subject to the same risks as zero coupon securities. The market prices of STRIPS generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.

      US Government Obligations. The types of US government obligations the Underlying Funds may purchase include: (1) a variety of US Treasury obligations which differ only in their interest rates, maturities and times of issuance: (a) US Treasury bills at time of issuance have maturities of one year or less, (b) US Treasury notes at time of issuance have maturities of one to ten years and
(c) US Treasury bonds at time of issuance generally have maturities of greater than ten years; (2) obligations issued or guaranteed by US government agencies and instrumentalities and supported by any of the following: (a) the full faith and credit of the US Treasury (such as Government National Mortgage Association ("GNMA") participation certificates), (b) the right of the issuer to borrow an amount limited to a specific line of credit from the US Treasury, (c) discretionary authority of the US government agency or instrumentality or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Farmers Home Administration, Central Bank for
Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks and Federal National Mortgage Association). No assurance can be given that the US government will provide financial support to such US government agencies or instrumentalities described in (2)(b), (2)(c) and (2)(d) in the future, other than as set forth above, since it is not obligated to do so by law. Accordingly, such US government obligations may involve risk of loss of principal and interest. The Underlying Funds may invest in fixed-rate and floating or variable rate US government obligations. The Underlying Funds may purchase US government obligations on a forward commitment basis.

      Variable And Floating Rate Securities. A floating rate security is one whose terms provide for the automatic adjustment of an interest rate whenever a specified interest rate changes. A variable rate security is one whose terms provide for the automatic establishment of a new interest rate on set dates. The interest rate on floating rate securities is ordinarily tied to and is a specified margin above or below the prime rate of a specified bank or some similar objective standard, such as 90-day US Treasury Bill rate, and may change as often as daily. Generally, changes in interest rates on variable and floating rate securities will reduce changes in the securities' market value from the original purchase price resulting in the potential for capital appreciation or capital depreciation being less than for fixed-income obligations with a fixed interest rate.

       Variable Amount Master Demand Notes. The Money Market Fund may invest in variable amount master demand notes. Variable amount master demand notes are unsecured obligations redeemable upon notice that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. A variable amount master demand note differs from ordinary commercial paper in that (1) it is issued pursuant to a written agreement between the issuer and the holders, (2) its amount may, from time to time, be increased (subject to an agreed maximum) or decreased by the holder of the issue, (3) it is payable on demand, (4) its rate of interest payable varies with an agreed upon formula and (5) it is not typically rated by a rating agency.

      Warrants. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

      Zero Coupon Securities. Zero coupon securities are notes, bonds and debentures that (1) do not pay current interest and are issued at a substantial discount from par value, (2) have been stripped of their unmatured interest coupons and receipts or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts. Zero coupon securities trade at a discount from their par value and are subject to greater fluctuations of market value in response to changing interest rates.

      Mortgage-Related And Other Asset-Backed Securities. The forms of mortgage related and other asset-backed securities the Underlying Funds may invest in include the securities described below:

       Mortgage Pass-Through Securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are generally made monthly. The securities are "pass-through" securities because they provide investors with monthly payments of principal and interest which in effect are a "pass-through" of the monthly payments made by the individual borrowers on the underlying mortgages, net of any fees paid to the issuer or guarantor. The principal governmental issuer of such securities is the Government National Mortgage Association ("GNMA") which is a wholly owned US government corporation within the Department of Housing and Urban Development. Government related issuers include the Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States created pursuant to an Act of Congress, and which is owned entirely by the Federal Home Loan Banks, and the Federal National Mortgage Association ("FNMA"), a government sponsored corporation owned entirely by private stockholders. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.

      Collateralized Mortgage Obligations. Collateralized mortgage obligations ("CMOs") are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and prepaid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. CMOs are structured into multiple classes (or "tranches"), with each class bearing a different stated maturity.

      Asset-Backed Securities including Asset-Backed Commercial Paper. Asset-backed securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage-related pass-through securities. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit liquidity support, surety bond, limited guarantee by another entity or by priority to certain of the borrower's other securities. The degree of enhancement varies, generally applying only until exhausted and covering only a fraction of the security's par value. If the credit enhancement held by an Underlying Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Underlying Fund may experience loss or delay in receiving payment and a decrease in the value of the security.

      Risk  Factors.   Prepayment  of  principal  on  mortgage  or  asset-backed
securities may expose an Underlying Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, the value of mortgage-related securities is affected by fluctuations in interest rates.

      Loan Participations. The Funds may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. In purchasing the loan participations, a Fund assumes the credit risk associated with the corporate buyer and may assume the credit risk associated with the interposed bank or other financial intermediary. The participation may not be rated by a nationally recognized rating service. Further, loan participations may not be readily marketable and may be subject to restrictions on resale. Loan participations are generally illiquid investments and are priced through a nationally recognized pricing service which determines loan prices by surveying available dealer quotations. If a corporate borrower defaults on its obligations, a Fund may end up owning the underlying collateral.

      Municipal Obligations. "Municipal obligations" are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities the interest from which may be exempt from federal income tax in the opinion of bond counsel to the issuer. Municipal obligations include debt obligations issued to obtain funds for various public purposes and certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations are classified as general obligation bonds, revenue bonds and notes.

      Municipal Bonds. Municipal bonds generally have maturities of more than one year when issued and have two principal classifications - General Obligation Bonds and Revenue Bonds.

                       General  Obligation  Bonds - are secured by the  issuer's
                  pledge of its faith, credit and taxing power for the payment of principal and interest.

                       Revenue  Bonds  - are  payable  only  from  the  revenues
                  derived from a particular facility or group of facilities or from the proceeds of special excise or other specific revenue service.

                       Industrial Development Bonds - are a type of revenue bond
                  and do not generally constitute the pledge of credit of the issuer of such bonds. The payment of the principal and interest on such bonds is dependent on the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment. Industrial development bonds are issued by or on behalf of public authorities to raise money to finance public and private facilities for business, manufacturing, housing, ports, pollution control, airports, mass transit and other similar type projects.

      Municipal Notes. Municipal notes generally have maturities of one yearor less when issued and are used to satisfy short-term capital needs. Municipal notes include:

                       Tax  Anticipation  Notes - are issued to finance  working
                  capital needs of municipalities and are generally issued in anticipation of future tax revenues.

                       Bond Anticipation  Notes - are issued in expectation of a
                  municipality issuing a long-term bond in the future. Usually the long-term bonds provide the money for the repayment of the notes.

                       Revenue Anticipation Notes - are issued in expectation of
                  receipt of other types of revenues such as certain federal revenues.

                       Construction   Loan   Notes  -  are   sold   to   provide
                  construction financing and may be insured by the Federal Housing Administration. After completion of the project, FNMA or GNMA frequently provides permanent financing.

                       Pre-Refunded  Municipal  Bonds  -  are  bonds  no  longer
                  secured by the credit of the issuing entity, having been escrowed with US Treasury securities as a result of a refinancing by the issuer. The bonds are escrowed for retirement either at original maturity or at an earlier call date.

                       Tax Free  Commercial  Paper - is a promissory  obligation
                  issued or guaranteed by a municipal issuer and frequently accompanied by a letter of credit of a commercial bank. It is used by agencies of state and local governments to finance seasonal working capital needs, or as short-term financing in anticipation of long-term financing.

                       Tax Free  Floating And  Variable  Rate Demand Notes - are
                  municipal obligations backed by an obligation of a commercial bank to the issuer thereof which allows the issuer to issue securities with a demand feature, which, when exercised, becomes effective in a stated time period of 1 to 30 days. The rate on the notes is readjusted periodically at a negotiated market clearing rate.

                        Tax  Free  Participation   Certificates-  are  tax  free
                  floating, or variable rate demand notes which are issued by a bank, insurance company or other financial institution or affiliated organization that sells a participation in the note. The Funds' money managers will continually monitor the pricing, quality and liquidity of the floating and variable rate demand instruments held by the Funds, including the participation certificates.

                        A  participation  certificate  gives a Fund an undivided
                  interest in the municipal obligation in the proportion that the Fund's participation interest bears to the total principal amount of the municipal obligation and provides the demand feature described below. Each participation is backed by: an irrevocable letter of credit or guaranty of a bank which may be the bank issuing the participation certificate, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the certificate of participation; or insurance policy of an insurance company that the money manager has determined meets the prescribed quality standards for the Fund. The Fund has the right to sell the participation certificate back to the institution and draw on the letter of credit or insurance on demand after thirty days' notice for all or any part of the full principal amount of the Fund's participation interest in the security plus accrued interest. The Funds' money managers intend to exercise the demand feature only (1) upon a default under the terms of the bond documents, (2) as needed to provide liquidity to the Funds in order to make redemptions of Fund Shares, or (3) to maintain the required quality of its investment portfolios.

                        The institutions issuing the participation  certificates
                  will retain a service and letter of credit fee and a fee for providing the demand feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the participations were purchased by a Fund.
                  The total fees generally range from 5% to 15% of the applicable prime rate or other interest rate index. The Fund will attempt to have the issuer of the participation certificate bear the cost of the insurance. The Fund retains the option to purchase insurance if necessary, in which case the cost of insurance will be a capitalized expense of the Fund.

                           Demand Notes.  The Tax Exempt Bond,  Money Market and
                  Tax Free Money Market Funds may purchase municipal obligations with the right to a "put" or "stand-by commitment." A "put" on a municipal obligation obligates the seller of the put to buy within a specified time and at an agreed upon price a municipal obligation the put is issued with. A stand-by commitment is similar to a put except the seller of the commitment is obligated to purchase the municipal obligation on the same day the Fund exercises the commitment and at a price equal to the amortized cost of the municipal obligation plus accrued interest. The seller of the put or stand-by commitment may be the issuer of the municipal obligation, a bank or broker-dealer.

                           The  Funds   will   enter   into  put  and   stand-by
                  commitments with institutions such as banks and broker-dealers that the Funds' money managers continually believe satisfy the Funds' credit quality requirements. The ability of the Funds to exercise the put or stand-by commitment may depend on the seller's ability to purchase the securities at the time the put or stand-by commitment is exercised or on certain restrictions in the buy back arrangement. Such restrictions may prohibit the Funds from exercising the put or stand-by commitment except to maintain portfolio flexibility and liquidity. In the event the seller would be unable to honor a put or stand-by commitment for financial reasons, the Funds may, in the opinion of Funds' management, be a general creditor of the seller. There may be certain restrictions in the buy back arrangement which may not obligate the seller to repurchase the securities. (See, "Certain Investments -- Municipal Notes -- Tax Free Participation Certificates.")

                           The Tax Exempt Bond,  Money Market and Tax Free Money
                  Market Funds may purchase from issuers floating or variable rate municipal obligations some of which are subject to payment of principal by the issuer on demand by the Funds (usually not more than thirty days' notice). The Funds may also purchase floating or variable rate municipal obligations or participations therein from banks, insurance companies or other financial institutions which are owned by such institutions or affiliated organizations. Each participation is usually backed by an irrevocable letter of credit, or guaranty of a bank or insurance policy of an insurance company.

      Economic and Monetary Union (EMU). EMU began on January 1, 1999 when 11 European countries adopted a single currency -- the Euro. On January 1, 2002, those 11 countries adopted the Euro as their sole currency. EMU may create new economic opportunities for investors, such as lower interest rates, easier cross-border mergers, acquisitions and similar restructurings, more efficient distribution and product packaging and greater competition. Budgetary decisions remain in the hands of each participating country, but are subject to each country's commitment to avoid "excessive deficits" and other more specific budgetary criteria. A European Central Bank is responsible for setting the official interest rate within the Euro zone. EMU and the introduction of the Euro, however, present unique risks and uncertainties for investors in EMU-participating countries, including: (i) monetary and economic union on this scale has never before been attempted; (ii) there is uncertainty whether participating countries will remain committed to EMU in the face of changing economic conditions; (iii) instability within EMU may increase the volatility of European markets and may adversely affect the prices of securities of European issuers in the fund's portfolio; (iv) there is uncertainty concerning the fluctuation of the Euro relative to non-Euro currencies; and (v) there is no assurance that interest rate, tax and labor regimes of EMU-participating countries will converge over time. These and other factors may cause market disruption and could adversely affect European securities and currencies held by the fund.

      Investment In Foreign Securities. The Funds may invest in foreign securities traded on US or foreign exchanges or in the over-the-counter market. Investing in securities issued by foreign governments and corporations involves considerations and possible risks not typically associated with investing in obligations issued by the US government and domestic corporations. Less information may be available about foreign companies than about domestic companies, and foreign companies generally are not subject to the same uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including nationalization, expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the United States.

      Investment In Emerging Markets. Foreign investment may include emerging market debt. Emerging markets consist of countries determined by the money managers of a Fund to have developing or emerging economies and markets. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe. The Funds may invest in the following types of emerging market debt -- bonds; notes and debentures of emerging market governments; debt and other fixed-income securities issued or guaranteed by emerging market government agencies, instrumentalities or central banks; and other fixed-income securities issued or guaranteed by banks or other companies in emerging markets which the money managers believe are suitable investments for the Funds. The considerations outlined above when making investments in foreign securities also apply to investments in emerging markets. The risks associated with investing in foreign securities are often heightened for investments in developing or emerging markets. Investments in emerging or developing markets involve exposure to economic structures that are generally less diverse and mature, and to political systems which can be expected to have less stability, than those of more developed countries. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the US economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Because the Funds' foreign securities will generally be denominated in foreign currencies, the value of such securities to the Funds will be affected by changes in currency exchange rates and in exchange control regulations. A change in the value of a foreign currency against the US dollar will result in a corresponding change in the US dollar value of the Funds' foreign securities. In addition, some emerging market countries may have fixed or managed currencies which are not free-floating against the US dollar. Further, certain emerging market countries' currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the US dollar. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

      Foreign Government Securities. Foreign government securities which the Underlying Funds may invest in generally consist of obligations issued or backed by the national, state or provincial government or similar political subdivisions or central banks in foreign countries. Foreign government securities also include debt obligations of supranational entities, which include international organizations designated or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. These securities also include debt securities of "quasi-government agencies" and debt securities denominated in multinational currency units of an issuer.

      Other Debt Securities. Multistrategy Bond Fund may invest in debt securities issued by supranational organizations such as:

             The World Bank -- An international bank which was chartered to finance development projects in developing member countries.

            The European Community -- An organization which consists of certain European states engaged in cooperative economic activities.

            The European Coal and Steel Community -- An economic union of various European nations' steel and coal industries.

            The Asian Development Bank -- An international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions.

            Multistrategy Bond Fund may also invest in debt securities denominated in the ECU, which is a "basket" consisting of specific amounts of currency of member states of the European Economic Community. The Counsel of Ministers of the European Economic Community may adjust specific amounts of currency comprising the ECU to reflect changes in the relative values of the underlying currencies. The money managers investing in these securities do not believe that such adjustments will adversely affect holders of ECU-denominated obligations or the marketability of the securities.

      Brady Bonds. The Multistrategy Bond and Short Term Bond Funds may invest in Brady Bonds, the products of the "Brady Plan," under which bonds are issued in exchange for cash and certain of a country's outstanding commercial bank loans. The Brady Plan offers relief to debtor countries that have effected substantial economic reforms. Specifically, debt reduction and structural reform are the main criteria countries must satisfy in order to obtain Brady Plan status. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily US-dollar) and are actively traded on the over-the-counter market.

      Credit And Liquidity Enhancements. The Money Market Funds may invest in securities supported by credit and liquidity enhancements from third parties, generally letters of credit from foreign or domestic banks. Adverse changes in the credit quality of these institutions could cause losses to Money Market Funds that invest in these securities and may affect their share price.

                                      TAXES

       Distributions of Net Investment Income. Each Fund of Funds' income consists of dividends it receives from the Underlying Funds, less the estimated expenses of the Fund of Funds. Any distributions by a Fund of Funds from such income will be taxable to you as ordinary income, whether you receive them in cash or additional shares.

       Distributions of Capital Gain. An Underlying Fund may realize capital gain or loss in connection with sales or other dispositions of its portfolio securities. Any net capital gains may be distributed to a Fund of Funds as capital gain distributions. A Fund of Funds may also derive capital gains and losses in connection with sales of shares of the Underlying Funds. Distributions from net short-term capital gains are taxable to you as ordinary income. Distributions from net long-term capital gains are taxable to you as long-term capital gains, regardless of how long you have owned your shares in a Fund of Funds. Capital gains generally will be distributed by a Fund of Funds once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund of Funds.

       Effect of Foreign Investments on Distributions. Most foreign exchange gain realized on the sale of debt securities is treated as ordinary income by an Underlying Fund. Similarly, foreign exchange loss realized on the sale of debt securities by an Underlying Fund generally is treated as ordinary loss. This gain when distributed will be taxable to the Fund of Funds as ordinary income, and any loss will reduce an Underlying Fund's ordinary income otherwise available for distribution to the Fund of Funds. This treatment could increase or decrease an Underlying Fund's ordinary income distributions to a Fund of Funds and, in turn, to you, and may cause some or all of the Underlying Fund's previously distributed income to be classified as a return of capital to the Fund of Funds. A return of capital generally is not taxable to a Fund of Funds, but reduces the Fund of Funds' tax basis in its shares of the Underlying Fund. Any return of capital in excess of the Fund of Funds' tax basis is taxable to the Fund of Funds as a capital gain.

       Certain Underlying Funds may be subject to foreign withholding taxes on income from certain foreign securities. This could reduce such an Underlying Fund's ordinary income distributions to a Fund of Funds and, in turn, to you.

       Information on the Amount and Tax Character of Distributions. Each Fund of Funds will inform you of the amount of your ordinary income and capital gain dividends at the time they are paid, and will advise you of its tax status for federal income tax purposes shortly after the end of each calendar year. If you have not held Fund of Funds shares for a full year, a Fund of Funds may designate and distribute to you, as ordinary income or capital gain, a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your investment in the Fund of Funds. Taxable distributions declared by a Fund of Funds in December to shareholders of record in such month but paid in January are taxable to you as if they were paid in December.

       Election to be Taxed as a Regulated Investment Company. Each Fund of Funds has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). Each Fund of Funds has qualified as a regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. As a regulated investment company, a Fund of Funds generally pays no federal income tax on the income and gain it distributes to you. The Board of Trustees reserves the right not to maintain the qualification of a Fund of Funds as a regulated investment company if it determines such a course of action to be beneficial to shareholders. In such a case, the Fund of Funds would be subject to federal, and possibly state, corporate taxes on its taxable income and gain, and distributions to you would be taxed as ordinary dividend income to the extent of the Fund of Funds' earnings and profits.

       Excise Tax Distribution Requirements. To avoid federal excise taxes, the Code requires a Fund of Funds to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year. Each Fund of Funds intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

       Redemption of Fund of Funds Shares. Redemptions (including redemptions in kind) and exchanges of Fund of Funds shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund of Funds shares, or exchange them for shares of a different FRIC Fund, the IRS will require that you report any gain or loss on your redemption or exchange. If you held your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you held your shares.

       Redemptions at a Loss Within Six Months of Purchase. Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by a Fund of Funds on those shares.

       Wash Sales. All or a portion of any loss that you realize on a redemption of your Fund of Funds shares is disallowed to the extent that you buy other shares in the Fund of Funds (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules is added to your tax basis in the new shares.

       U.S. Government Securities. The income earned on certain U.S. government securities is generally exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by a Fund of Funds. Dividends paid by a Fund of Funds may not be exempt from state and local taxes in certain states when the Fund of Funds invests in U.S. government securities only indirectly by investing in an Underlying Fund.

       Dividends-Received Deduction for Corporations. If you are a corporate shareholder, a percentage of the dividends paid by certain Funds of Funds for the most recent fiscal year may have qualified for the dividends-received deduction. You may be allowed to deduct a portion of these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends, if certain holding period and other requirements are met. The dividends-received deduction will be available only with respect to dividends designated by a Fund of Funds as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

       Investment in Complex Securities. Certain Underlying Funds may invest in complex securities that may be subject to numerous special and complex tax rules. These rules could affect whether gain or loss recognized by the Underlying Fund is treated as ordinary or capital, or as interest or dividend income. These rules could also accelerate the recognition of income to the Underlying Fund (possibly causing the Underlying Fund to sell securities to raise the cash for necessary distributions). These rules could defer the Underlying Fund's ability to recognize a loss, and, in limited cases, subject the Underlying Fund to U.S. federal income tax on income from certain foreign securities. These rules could, therefore, affect the amount, timing and tax character of income distributed by an Underlying Fund to a Fund of Funds and, in turn, to you.

       Non-U.S. Investors. Non-U.S. investors may be subject to U.S. withholding and estate tax, and are subject to special U.S. tax certification requirements. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in the Fund of Funds.

       Backup Withholding. By law, each Fund of Funds must withhold a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number, certify that this number is correct, certify that you are not subject to backup withholding, and certify that you are a U.S. person (including a U.S. resident alien). A Fund of Funds also must withhold if the IRS instructs it to do so. When withholding is required, the rate will be 30% for calendar years 2002 and 2003, 29% for calendar years 2004 and 2005, and 28% for calendar years 2006 through 2010.

       At October 31, 2003, certain of the Fund of Funds had net tax basis capital loss carryforwards which may be applied against any realized net taxable gains of each succeeding year until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

       ----------------------------- -------------- ------------ --------------
                 Fund of Funds           10/31/10     10/31/11       Totals
       ----------------------------- -------------- ------------ --------------
       ----------------------------- -------------- ------------ --------------
       Equity Aggressive Strategy       $2,165,868   $ 333,051     $2,498,919
       ----------------------------- -------------- ------------ --------------
       ----------------------------- -------------- ------------ --------------
       Aggressive Strategy               1,128,214   3,664,857      4,793,071
       ----------------------------- -------------- ------------ --------------


                          MONEY MANAGER INFORMATION FOR
                              THE UNDERLYING FUNDS

                             DIVERSIFIED EQUITY FUND

         Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, is a limited partnership the majority ownership interests in which are held by its affiliates. Alliance Capital Management Corporation, an indirect wholly-owned subsidiary of AXA Financial, Inc., a publicly traded financial services organization, is the general partner of both Alliance Capital Management L.P. and Alliance Capital Management Holding L.P. On a combined basis as of June 30, 2002, AXA Financial, Inc. has a 53% economic interest in Alliance Capital's business. The remaining economic interest is held by unaffiliated unit holders (32%) and employees (15%).

         Ark Asset Management Co., Inc. is a wholly-owned subsidiary of Ark Asset Holdings, Inc., which is primarily controlled by C. Charles Hetzel.

         Institutional Capital Corporation is controlled by its majority shareholder, Robert H. Lyon.

         Jacobs Levy Equity Management, Inc. is owned by Bruce Jacobs and Kenneth Levy.

         Marsico Capital Management, LLC is a wholly-owned indirect subsidiary of Bank of America Corporation, a publicly traded corporation.

         MFS Institutional Advisors, Inc. is a subsidiary of Massachusetts Financial Services Company and is an indirect wholly owned subsidiary of Sun Life Assurance Company of Canada, which is owned by Sun Life Financial Services of Canada, Inc., a publicly traded company.

         Montag & Caldwell, Inc. is an indirect wholly-owned subsidiary of ABN AMRO Holdings N.V., a publicly traded company. Other entities in the corporate chain of control of which Montag & Caldwell, Inc. is a direct or indirect wholly-owned subsidiary include ABN AMRO Bank N.V., ABN AMRO North America Holding Company and ABN AMRO Asset Management Holdings, Inc.

         Schneider Capital Management Corporation is controlled by its majority shareholder, Arnold C. Schneider, III.

         Suffolk Capital Management, LLC, is a wholly-owned subsidiary of Ohio National Financial Services, Inc. Ohio National Financial Services, Inc. is wholly-owned by Ohio National Mutual Holdings, Inc. which, in turn, is wholly-owned by the policyholders of The Ohio National Life Insurance Company.

         Turner Investment Partners, Inc. is a corporation controlled by Robert E. Turner.

                            QUANTITATIVE EQUITY FUND

         Aronson+Johnson+Ortiz, LP ("AJO") is a limited partnership controlled by Theodore R. Aronson.

         Barclays Global Fund Advisors is a wholly-owned subsidiary of Barclays Global Investors, N.A

         Franklin Portfolio Associates LLC is a Massachusetts limited liability company owned by Mellon Financial Corporation.

         Jacobs Levy Equity Management, Inc. See: Diversified Equity Fund.

                           TAX-MANAGED LARGE CAP FUND

         Kayne Anderson Rudnick Investment Management, LLC is controlled by Phoenix Investment Partners, Ltd, a subsidiary of The Phoenix Companies, Inc., a publicly traded company.

         John A. Levin & Co., Inc. is a wholly-owned subsidiary of BKF Capital Group, Inc., a publicly traded corporation.

         J.P. Morgan Investment Management Inc. is a wholly owned subsidiary of J.P. Morgan Chase & Co., a publicly held bank holding company.

         Sands Capital Management, Inc. is controlled 70% by Frank M. Sands, Sr. and Marjorie Sands and 30% by Frank M. Sands,
Jr.

                               SPECIAL GROWTH FUND

         CapitalWorks Investment Partners, LLC is a liability company controlled by its members who include John D. Wylie, Jack C. Marshall, Mark J. Correnti and Donovan T. Garcia.

         David J. Greene and Company, LLC, is a limited liability company controlled by Michael C. Greene and Alan I. Greene.

         Delphi Management, Inc. is 100% owned by Scott Black.

         Goldman Sachs Asset Management, L.P. is a wholly-owned direct and indirect subsidiary of the Goldman Sachs Group, Inc., a publicly traded company.

         Jacobs Levy Equity Management, Inc. See: Diversified Equity Fund.

         Roxbury Capital Management, LLC, a limited liability Delaware company, is indirectly controlled by Wilmington Trust Corporation, a publicly traded company and Anthony H. Browne. Other entities within the corporate chain of control include WT Investments, Inc. and Roxbury Capital Management.

         Suffolk Capital Management, LLC. See: Diversified Equity Fund.

         TimesSquare Capital Management, Inc. is a wholly-owned, autonomous subsidiary of CIGNA Corporation, a publicly traded corporation.

                        TAX-MANAGED MID & SMALL CAP FUND

         Geewax, Terker & Company is a general partnership with its general partners, John J. Geewax and Bruce E. Terker, each owning 50% of the firm.

                           REAL ESTATE SECURITIES FUND

         AEW Management and Advisors, L.P. is a limited partnership that is a wholly-owned subsidiary of AEW Capital Management, L.P., which in turn is a wholly-owned subsidiary of CDC IXIS Asset Management North America, L.P. ("CDCAM NA"). CDCAM NA is a wholly-owned subsidiary of CDC IXIS Asset Management, a French company ("CDCAM"). CDCAM is majority-owned by Eulia and indirectly owned, through Eulia by Caisse Nationale des Caisses D'Epargne and CNP Assurances, in a joint venture with Caisse des Depots et Consignations ("CDC"). CDC is wholly-owned by the French Government.

         INVESCO Institutional (N.A.), Inc. which acts as a money manager to the Fund through its INVESCO Real Estate division ("INVESCO") is an indirect, wholly-owned subsidiary of AMVESCAP, PLC, a publicly traded corporation. Other entities in the corporate chain of control of which INVESCO is a direct or indirect wholly-owned subsidiary include AVZ, Inc., AMVESCAP Group Services, Inc. and INVESCO North American Holdings, Inc.

         RREEF America L.L.C. is an indirect wholly-owned subsidiary of Deutsche Bank, A.G., a publicly traded company. Other entities in the corporate chain of control of which RREEF America L.L.C. is a direct or indirect wholly-owned subsidiary include Deutsche Bank Americas Holding Corp. and Taunus Corporation.

                          INTERNATIONAL SECURITIES FUND

         Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit.
See: Diversified Equity Fund.

         AQR Capital Management, LLC is wholly-owned and controlled by its principals Clifford S. Asness, Ph.D., John M. Liew, Ph.D., David Kabiller, CFA and Robert Krail.

         Axiom International Investors LLC ("Axiom") is 100% employee owned. Axiom's controlling shareholder is Andrew Jacobson.

         Capital International, Inc. is a wholly-owned subsidiary of Capital Group International, Inc., which in turn, is owned by The Capital Group Companies, Inc. Capital Group Companies, Inc. is 100% owned by a broad group of approximately 300 key investment and administrative active associates and recent retirees.

         Delaware International Advisers Limited is an indirect, wholly-owned subsidiary of Lincoln National Corporation, a publicly traded company. Other entities in the corporate chain of control of which Delaware International Advisers Limited is a direct or indirect wholly-owned subsidiary include:
Delaware International Holdings Ltd., DIAL Holding Company, Inc., DMH Corp., Delaware Management Holdings, Inc., Lincoln National Investment Companies, Inc. and Lincoln National Investments, Inc.

         Fidelity Management & Research Company is a wholly-owned subsidiary of FMR Corp. Members of the Edward C. Johnson 3rd family are predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp.

         Marvin & Palmer Associates, Inc. is controlled and majority owned by David F. Marvin and Stanley Palmer.

         Mastholm Asset Management, LLC is a Washington limited liability company that is controlled by the following members: Douglas R. Allen, Thomas M. Garr, Robert L. Gernstetter, Joseph P. Jordan, Arthur M. Tyson and Theodore J. Tyson.

         Oechsle International Advisors, LLC is a Delaware limited liability company that is controlled by its member manager, Oechsle Group, LLC, a Delaware limited liability company. Oechsle Group, LLC is controlled by the following members:S. Dewey Keesler, Stephen P. Langer, L. Sean Roche and Warren R. Walker.

         The Boston Company Asset Management, LLC is a wholly owned, indirect subsidiary of Mellon Financial Corporation, a publicly held corporation.

                              EMERGING MARKETS FUND

         Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit.
See: Diversified Equity Fund.

         Arrowstreet Capital, Limited Partnership is controlled primarily by its employees with no one individual controlling more than 25%.

         Foreign & Colonial Emerging Markets Limited is a London based specialist fund manager within the F&C Group. The F&C Group is the wholly-owned investment management division of Eureko BV, a consortium of European Community insurance companies, which is majority owned by Achmea Association of The Netherlands, a trust organized under Dutch law.

         Genesis Asset Managers Limited is a limited liability company organized under the laws of Guernsey, the Channel Islands. Genesis Asset Managers Limited is affiliated with and has common investment executives with the Genesis Group of fund management companies. The Genesis Group, whose holding company is Genesis Holdings International Limited, is controlled 43% by management and associated interests, and the balance held by outside shareholders, with the largest single holding being 14%.

         T. Rowe Price International, Inc. ("T. Rowe Price") is an indirect subsidiary of T. Rowe Price Group, Inc., a publicly traded financial services holding company. Other entities in the corporate chain of control of which T. Rowe Price is a wholly-owned subsidiary include T. Rowe Price Finance, Inc. and
T. Rowe Price Associates.

                              DIVERSIFIED BOND FUND

         Lincoln Capital Fixed Income Management Company is a wholly-owned subsidiary of Lehman Brothers Holdings Inc., a publicly traded company.

         Pacific Investment Management Company LLC ("PIMCO") is approximately 70% owned by Allianz Dresdner Asset Management L.P. (ADAM) and approximately 30% owned by Pacific Life Insurance Company, a publicly traded company. ADAM is majority owned by Allianz AG, a publicly traded company.

         TimesSquare Capital Management, Inc. See: Special Growth Fund.

                             MULTISTRATEGY BOND FUND

         Delaware Management Company, a series of Delaware Management Business Trust, is an indirect wholly-owned subsidiary of Lincoln National Corporation, a publicly traded company. Other entities in the corporate chain of control of which Delaware Management Company is a direct or indirect wholly-owned subsidiary include: Delaware Management Company, Inc., Delaware Investments U.S., Inc., DMH Corp. Delaware Management Holdings, Inc., Lincoln National Investment Companies, Inc. and Lincoln National Investments, Inc.

         Morgan Stanley Investment Management Inc. is a wholly-owned, direct subsidiary of Morgan Stanley, a publicly traded company.

         Pacific Investment Management Company LLC. See: Diversified Bond Fund.

         TimesSquare Capital Management, Inc. See: Special Growth Fund.

                              SHORT TERM BOND FUND

         Merganser Capital Management L.P. ("Merganser") is controlled by Merganser Capital Management Corporation, its majority shareholder. Merganser Capital Management Corporation is wholly-owned and controlled by Ed Bedrosian and his family.

         Pacific Investment Management Company LLC. See: Diversified Bond Fund.

         STW Fixed Income Management Ltd., a Bermuda company, is wholly owned by William H. Williams.

                           RATINGS OF DEBT INSTRUMENTS

CORPORATE AND MUNICIPAL BOND RATINGS.

MOODY'S INVESTORS SERVICE, INC. (MOODY'S):

Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal and interest.

Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S RATINGS GROUP ("S&P"):

AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA -- Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A -- Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB- -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. While bonds with this rating normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than debt in higher rated categories.

BB, B, CCC, CC, C -- Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

BB -- Bonds rated BB have less near-term vulnerability to nonpayment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B -- Bonds rated B have a greater vulnerability to nonpayment than obligations rated `BB' but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC -- A bond rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC -- An obligation rated CC is currently highly vulnerable to nonpayment.

C -- The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D -- Bonds rated D are in payment default. The D rating is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

The (r) symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities;
obligations exposed to severe prepayment risk - such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

STATE, MUNICIPAL NOTES AND TAX EXEMPT DEMAND NOTES.

MOODY'S:

Moody's rating for state, municipal and other short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run.

Symbols used are as follows:

MIG-1/VMIG 1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG-2/VMIG 2 -- This designation denotes best quality. Margins of protection are ample although not so large as in the preceding group.

MIG-3/VMIG 3 -- This designation denotes favorable quality. All security elements are accounted or but there is a lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG -- This designation denotes speculative quality. Debt instruments in this category lack margins of protection.


S&P:

A S&P note rating, reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

-- Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).

-- Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

Note rating symbols are as follows:

SP-1 -- Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 -- Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 -- Speculative capacity to pay principal and interest.

COMMERCIAL PAPER RATINGS.

Moody's:

Prime - 1 -- Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
Leading market positions in will-established industries.
High rates of return on funds employed.
Conservative capitalization structure with moderate reliance on debt and ample asset protection. Broad margins in earnings coverage of fixed financial charges and high internal cash generation. Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime - 2 -- Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, wile sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime - 3 -- Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

WR - Withdrawn


S&P:

A-1 - An obligor rated "A-1" has STRONG capacity to meet its financial commitments. It is rated in the highest category by Standard & Poor's. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitments is EXTREMELY STRONG.

A-2 - An obligor rated "A-2" has SATISFACTORY capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.

A-3 - An obligor rated "A-3" has ADEQUATE capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

B - An obligor rated "B" is regarded as VULNERABLE and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitments.

C - An obligor rated "C" is CURRENTLY VULNERABLE to nonpayment and is dependent upon favorable business, financial, and economic conditions for it to meet its financial commitments on the obligation.

D - An obligor rated "D" is in payment default. The "D" rating is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

N.R.  -  An issuer designated N.R. is not rated.

Fitch Investors Service, Inc.:

F1 - Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 - Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 - Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B - Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C - High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D - Default. Denotes actual or imminent payment default.

Notes to Short-Term Ratings:

"+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffices are not added to Shot-term ratings other than "F-1."




                              FINANCIAL STATEMENTS

      The 2003 annual financial statements of the Funds of Funds, including notes to the financial statements and financial highlights and the Report of Independent Accountants, are included in the Funds of Funds' Annual Reports to Shareholders. Copies of these Annual Reports accompany this Statement and are incorporated herein by reference. The 2003 annual financial statements of the Underlying Funds, including notes to the financial statements and financial highlights and the Report of Independent Accountants, are included in the Underlying Funds' Annual Reports to Shareholders. Copies of these Annual Reports are incorporated herein by reference and are available free of charge by calling Russell Investment Services at 1-800-787-7354.

                                    GLOSSARY

      Bank instruments -- Include certificates of deposit, bankers' acceptances and time deposits, and may include European certificates of deposit ("ECDs"), European time deposits ("ETDs") and Yankee certificates of deposit ("Yankee CDs"). ECDs are dollar denominated certificates of deposit issued by foreign branches of US and foreign banks; ETDs are US dollar denominated time deposits in a foreign branch of a US bank or a foreign bank; and Yankee CDs are certificates of deposit issued by a US branch of a foreign bank denominated is US dollars and held in the United States.

      Brady Bonds -- Product of the "Brady Plan," under which bonds are issued in exchange for cash and certain of the country's outstanding commercial bank loans.

      Board -- The Board of Trustees of FRIC.

      Cash Reserves -- The Underlying Funds are authorized to invest their cash reserves (i.e., money awaiting investment in the specific types of securities to be acquired by an Underlying Fund or cash held to meet redemption requests or to pay expenses) in short term investments, including certain FRIC money market funds. In addition to investing in such short term instruments, the Underlying Funds may use an overlay strategy for their cash reserves by exposing these reserves to the performance of appropriate markets by purchasing equity or fixed income securities and/or derivatives. This is intended to cause the Underlying Funds to perform as though their cash reserves were actually invested in those markets.

      Code -- Internal Revenue Code of 1986, as amended.

      Convertible security -- This is a fixed-income security (a bond or preferred stock) that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure but are usually subordinated to similar non-convertible securities. The price of a convertible security is influenced by the market value of the underlying common stock.

      Covered call option -- A call option is "covered" if the Fund owns the underlying securities, has the right to acquire the securities without additional consideration, has collateral assets sufficient to meet its obligations under the option or owns an offsetting call option.

      Custodian -- State Street Bank and Trust Company, FRIC's custodian and portfolio accountant.

      Depository   receipts  --  These  include  American   Depository  Receipts
("ADRs"), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs"), and other similar securities convertible into securities of foreign issuers.

      Derivatives -- These include forward currency exchange contracts, stock options, currency options, stock and stock index options, futures contracts, swaps and options on futures contracts on US government and foreign government securities and currencies.

      Distributor -- Russell Fund Distributors, Inc., the organization that sells the Shares of the Funds under a contract with FRIC.

      Equity derivative  securities -- These include,  among other  instruments,
options  on  equity  securities,   warrants  and  futures  contracts  on  equity
securities.

      Financial Intermediary -- A bank trust department, registered investment adviser, broker-dealer or other financial services organization that has been selected by FRIMCo or by FRIC's Distributor.

      FNMA -- Federal National Mortgage Association.

      Forward commitments -- Each Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time (a "forward commitment" or "when-issued" transaction), so long as the transactions are consistent with the Fund's ability to manage its portfolio and meet redemption requests. When effecting these transactions, liquid assets of a Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased are segregated on the Fund's records at the trade date and maintained until the transaction is settled.

      Forward currency contracts -- This is a contract individually negotiated and privately traded by currency traders and their customers and creates an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Funds generally do not enter into forward contracts with terms greater than one year, and they typically enter into forward contracts only under two circumstances. First, if a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the US dollar price of the security by entering into a forward contract to buy the amount of a foreign currency needed to settle the transaction. Second, if the Fund's money managers believe that the currency of a particular foreign country will substantially rise or fall against the US dollar, the Fund may enter into a forward contract to buy or sell the currency approximating the value of some or all of the Fund's portfolio securities denominated in the currency. A Fund will not enter into a forward contract if, as a result, it would have more than one-third of its assets committed to such contracts (unless it owns the currency that it is obligated to deliver or has caused the Custodian to segregate segregable assets having a value sufficient to cover its obligations). Although forward contracts are used primarily to protect a Fund from adverse currency movements, they involve the risk that currency movements will not be accurately predicted.

      FRC -- Frank Russell Company, consultant to FRIC and to the Funds

      FRIC  --  Frank  Russell  Investment   Company,   an  open-end  management
investment company which is registered with the SEC.

      FRIMCo -- Frank Russell Investment Management Company, FRIC's investment advisor, administrator and transfer and dividend paying agent.

      Funds -- The 31 investment series of FRIC. Each Fund is considered a separate registered investment company (or RIC) for federal income tax purposes, and each Fund has its own investment objective, policies and restrictions.

      Futures and options on futures -- An interest rate futures contract is an agreement to purchase or sell debt securities, usually US government securities, at a specified date and price. For example, a Fund may sell interest rate futures contracts (i.e., enter into a futures contract to sell the underlying debt security) in an attempt to hedge against an anticipated increase in interest rates and a corresponding decline in debt securities it owns. A Fund will have collateral assets equal to the purchase price of the portfolio securities represented by the underlying interest rate futures contracts it has an obligation to purchase.

      GNMA -- Government National Mortgage Association

      Illiquid securities -- The Underlying Funds will not purchase or otherwise acquire any security if, as a result, more than 15% of a Fund's net assets (taken at current value) would be invested in securities, including repurchase agreements maturing in more than seven days, that are illiquid because of the absence of a readily available market or because of legal or contractual resale restrictions. No Underlying Fund will invest more than 10% of its respective net assets (taken at current value) in securities of issuers that may not be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"). These policies do not include (1) commercial paper issued under Section 4(2) of the 1933 Act, or (2) restricted securities eligible for resale to qualified institutional purchasers pursuant to Rule 144A under the 1933 Act that are determined to be liquid by the money managers in accordance with Board-approved guidelines.

      Investment grade -- Investment grade debt securities are those rated within the four highest grades by S&P (at least BBB) or Moody's (at least Baa), or unrated debt securities deemed to be of comparable quality by a money manager using Board-approved guidelines.

      Lending portfolio securities -- Each Underlying Fund may lend portfolio securities with a value of up to 33 1/3% of each Fund's total assets. These loans may be terminated at any time. A Fund will receive either cash (and agree to pay a "rebate" interest rate), US government or US government agency obligations as collateral in an amount equal to at least 102% (for loans of US securities) or 105% (for non-US securities) of the current market value of the loaned securities. The collateral is daily "marked-to-market," and the borrower will furnish additional collateral in the event that the value of the collateral drops below 100% of the market value of the loaned securities. If the borrower of the securities fails financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

      Money Market Funds -- Money Market, US Government Money Market and Tax-Free Money Market Funds, each a Fund of FRIC. Each Money Market Fund seeks to maintain a stable net asset value of $1 per share.

      Moody's -- Moody's Investors Service, Inc., an NRSRO

      Municipal obligations -- Debt obligations issued by states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities the interest from which is exempt from federal income tax, including the alternative minimum tax, in the opinion of bond counsel to the issuer. Municipal obligations include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations may include project, tax anticipation, revenue anticipation, bond anticipation, and construction loan notes; tax-exempt commercial paper; fixed and variable rate notes; obligations whose interest and principal are guaranteed or insured by the US government or fully collateralized by US government obligations; industrial development bonds; and variable rate obligations.

      Net asset value (NAV) -- The value of a Fund is determined by deducting the Fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the Fund by the number of its Shares that are outstanding.

      NRSRO -- A nationally recognized statistical rating organization, such as S&P or Moody's

      NYSE -- New York Stock Exchange

      Options on securities, securities indexes and currencies -- A Fund may purchase call options on securities that it intends to purchase (or on currencies in which those securities are denominated) in order to limit the risk of a substantial increase in the market price of such security (or an adverse movement in the applicable currency) A Fund may purchase put options on particular securities (or on currencies in which those securities are denominated) in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (or an adverse movement in the applicable currency relative to the US dollar). Prior to expiration, most options are expected to be sold in a closing sale transaction. Profit or loss from the sale depends upon whether the amount received is more or less than the premium paid plus transaction costs. A Fund may purchase put and call options on stock indexes in order to hedge against risks of stock market or industry-wide stock price fluctuations. Call and/or put options also may be employed as a cost-efficient alternative to acquiring the securities for which the option is intended to serve as a proxy.

      PFIC -- A passive foreign investment company. Emerging Markets Fund may purchase interests in an issuer that is considered a PFIC under the Code.

      Prime rate -- The interest rate charged by leading US banks on loans to their most creditworthy customers

      Repurchase agreements -- An Underlying Fund may enter into repurchase agreements with a bank or broker-dealer that agrees to repurchase the securities at the Fund's cost plus interest within a specified time (normally the next business day). If the party agreeing to repurchase should default and if the value of the securities held by the Fund (102% at the time of agreement) should fall below the repurchase price, the Fund could incur a loss. Subject to the overall limitations described in "Illiquid Securities" in this Glossary, a Fund will not invest more than 15% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.

      Reverse repurchase agreements -- A Fund may enter into reverse repurchase agreements to meet redemption requests when a money manager determines that selling portfolio securities would be inconvenient or disadvantageous. A reverse repurchase agreement is a transaction where a Fund transfers possession of a portfolio security to a bank or broker-dealer in return for a percentage of the portfolio security's market value. The Fund retains record ownership of the transferred security, including the right to receive interest and principal payments. At an agreed upon future date, the Fund repurchases the security by paying an agreed upon purchase price plus interest. Liquid assets of the Fund equal in value to the repurchase price, including any accrued interest, are segregated on the Fund's records while a reverse repurchase agreement is in effect.

      Russell 1000(R) Index - The Russell 1000(R) Index consists of the 1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). The smallest company in the Index at the time of selection has a capitalization of approximately $1 billion. The Index does not include cross-corporate holdings in a company's capitalization. For example, when IBM owned approximately 20% of Intel, only 80% of the total shares outstanding of Intel were used to determine Intel's capitalization. Also not included in the Index are closed-end investment companies, companies that do not file a Form 10-K report with the SEC, foreign securities, and American Depository Receipts. The Index's composition is changed annually to reflect changes in market capitalization and share balances outstanding. The Russell 1000(R) Index is used as the basis for Quantitative Equity Fund's performance because FRIMCo believes it represents the universe of stocks in which most active money managers invest and is representative of the performance of publicly traded common stocks most institutional investors purchase.

      S&P -- Standard & Poor's Ratings Group, an NRSRO

      S&P 500 -- Standard & Poor's 500 Composite Price Index

      Shares -- The Class Shares in the Funds described in the Prospectuses. Each Class Share of a Fund represents a share of beneficial interest in the Fund.

      Statement -- FRIC's Statement of Additional Information.

      Transfer Agent -- FRIMCo, in its capacity as FRIC's transfer and dividend paying agent

      Underlying Funds -- The FRIC Funds in which the Funds of Funds invest in.

      US -- United States

      US government obligations -- These include US Treasury bills, notes, bonds and other obligations issued or guaranteed by the US government, its agencies or instrumentalities. US Treasury bills, notes and bonds, and GNMA participation certificates, are issued or guaranteed by the US government. Other securities issued by US government agencies or instrumentalities are supported only by the credit of the agency or instrumentality (for example, those issued by the Federal Home Loan Bank) whereas others, such as those issued by FNMA, have an additional line of credit with the US Treasury.

      Variable rate obligation -- Municipal obligations with a demand feature that typically may be exercised within 30 days. The rate of return on variable rate obligations is readjusted periodically according to a market rate, such as the Prime rate. Also called floating rate obligations.

      Warrants -- Typically, a warrant is a long-term option that permits the holder to buy a specified number of shares of the issuer's underlying common stock at a specified exercise price by a particular expiration date. A warrant not exercised or disposed of by its expiration date expires worthless.

      1940 Act -- The Investment Company Act of 1940, as amended. The 1940 Act governs the operations of FRIC and the Funds.

      1933 Act -- The Securities Act of 1933, as amended.

                        FRANK RUSSELL INVESTMENT COMPANY
                                  909 A Street
                            Tacoma, Washington 98402
                            Telephone 1-800-787-7354

                       STATEMENT OF ADDITIONAL INFORMATION

 Russell Multi-Manager Principal Protected Fund (the "Fund" or the "RMMPP Fund")

                                  March 1, 2004
                     As Supplemented Through March 19, 2004


         Frank Russell Investment Company ("FRIC") is a single legal entity organized as a Massachusetts business trust. FRIC operates investment portfolios referred to as "FRIC Funds." FRIC offers Shares of beneficial interest in the FRIC Funds in multiple separate Prospectuses. Shares in the RMMPP Fund are not currently being offered.

         This Statement of Additional Information ("Statement") is not a prospectus; this Statement should be read in conjunction with the Fund's
Prospectus. The Prospectus may be obtained without charge by telephoning or writing FRIC at the number or address shown above.

         Capitalized terms not otherwise defined in this Statement shall have the meanings assigned to them in the Prospectus.

         This Statement incorporates by reference the Fund's Annual Report to Shareholders for the year ended October 31, 2003. A copy of the Fund's Annual Report accompanies this Statement.

         As of the date of this Statement, FRIC is comprised of 30 Funds. The RMMPP Fund commenced operations on January 21, 2003. This Statement relates to the Fund's Prospectus dated March 1, 2004.

         During the period when shares of the Fund were offered, the Fund offered interests in Class A and Class B Shares. The Fund is a "Multiple Class Fund." Unless otherwise indicated, this Statement relates to all classes of Shares of the Fund.

                                TABLE OF CONTENTS

             CERTAIN TERMS USED IN THIS STATEMENT ARE DEFINED IN THE
                        GLOSSARY, WHICH BEGINS ON PAGE 48

                                                                            Page
  STRUCTURE AND GOVERNANCE
         Organization and Business History..................................1
         Shareholder Meetings...............................................1
         Controlling Shareholders...........................................1
         Trustees and Officers..............................................2

  OPERATION OF FRIC                                                         8
         Service Providers..................................................8
         Consultant.........................................................8
         Advisor and Administrator..........................................8
         Money Managers.....................................................9
         Approval of Investment Advisory Agreement..........................9
         Distributor........................................................11
         Custodian and Portfolio Accountant.................................11
         Transfer and Dividend Disbursing Agent.............................12
         Order Placement Designees..........................................12
         Independent Accountants............................................12
         Financial Guarantee Agreement of the RMMPP Fund....................12
         Codes of Ethics....................................................13
         Plan Pursuant to Rule 18f-3........................................13
         Distribution Plans................................................ 14
         Shareholder Services Plans........................................ 16
         Fund Expenses..................................................... 16
         Purchase, Exchange and Redemption of Fund Shares.................. 16
         Valuation of Fund Shares.......................................... 20
         Valuation of Portfolio Securities................................. 20
         Portfolio Transaction Policies.....................................20
         Proxy Voting Policies and Procedures...............................20
         Portfolio Turnover Rate............................................21
         Brokerage Allocations..............................................21
         Brokerage Commissions..............................................22
  INVESTMENT RESTRICTIONS, POLICIES AND CERTAIN INVESTMENTS.................23
         Investment Restrictions............................................23
         Investment Policies................................................24
         Certain Investments................................................26

  SPECIAL CONSIDERATIONS RELATING TO THE RUSSELL MULTI-MANAGER
    PRINCIPAL PROTECTED FUND (THE "RMMPP FUND").............................36
  TAXES.....................................................................40

  MONEY MANAGER INFORMATION.................................................42

  RATINGS OF DEBT INSTRUMENTS...............................................43

  FINANCIAL STATEMENTS......................................................47

  GLOSSARY..................................................................48

                            STRUCTURE AND GOVERNANCE

ORGANIZATION AND BUSINESS HISTORY. FRIC commenced business operations as a Maryland corporation on October 15, 1981. On January 2, 1985, FRIC reorganized by changing its domicile and legal status to a Massachusetts business trust.

FRIC is currently organized and operating under an Amended and Restated Master Trust Agreement dated August 19, 2002, and the provisions of Massachusetts's law governing the operation of a Massachusetts business trust. The Board of Trustees ("Board" or the "Trustees") may amend the Master Trust Agreement from time to time; provided, however, that any amendment which would materially and adversely affect shareholders of FRIC as a whole, or shareholders of a particular Fund, must be approved by the holders of a majority of the Shares of FRIC or the Fund, respectively. FRIC is a registered open-end management investment company. The Fund is diversified.

FRIC is authorized to issue Shares of beneficial interest, and may divide the Shares into two or more series, each of which evidences a pro rata ownership interest in a different investment portfolio - a "Fund." Each Fund is a separate trust under Massachusetts law. The Trustees may, without seeking shareholder approval, create additional Funds at any time. The Master Trust Agreement provides that shareholders may be required to redeem their shares at any time
(1) if the Trustees determine in their sole discretion that failure to so redeem may have material adverse consequences to the shareholders of FRIC or of any Fund or (2) upon such other conditions as may from time to time be determined by the Trustees and set forth in the prospectus with respect to the maintenance of shareholder accounts of a minimum amount. However, shareholders can only be required to redeem their Shares to the extent consistent with the Investment Company Act of 1940, the rules thereunder and Securities and Exchange Commission interpretations thereof.

FRIC's Funds are authorized to issue Shares of beneficial interest in one or more classes. Shares of each class of a Fund have a par value of $.01 per share, are fully paid and nonassessable, and have no preemptive or conversion rights. Shares of each class of a Fund represent proportionate interests in the assets of that Fund and have the same voting and other rights and preferences as the Shares of other classes of the Fund. Shares of each class of a Fund are entitled to the dividends and distributions earned on the assets belonging to the Fund that the Board declares. Each class of Shares is designed to meet different investor needs. Class A Shares of the RMMPP Fund are subject to an initial sales charge and a shareholder services fee of up to 0.25%. Class B Shares of the RMMPP Fund are subject to a deferred sales charge, a Rule 12b-1 fee of up to 0.75% and a shareholder services fee of up to 0.25%. Unless otherwise indicated, "Shares" in this Statement refers to all classes of Shares of the Fund.

Under certain unlikely circumstances, as is the case with any Massachusetts business trust, a shareholder of a Fund may be held personally liable for the obligations of the Fund. The Master Trust Agreement provides that shareholders shall not be subject to any personal liability for the acts or obligations of a Fund and that every written agreement, obligation or other undertaking of the Funds shall contain a provision to the effect that the shareholders are not personally liable thereunder. The amended Master Trust Agreement also provides that FRIC shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of a Fund and satisfy any judgment thereon. Thus, the risk of any shareholder incurring financial loss beyond his investment on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations.

Frank Russell Company ("FRC") has the right to grant (and withdraw) the nonexclusive use of the name "Frank Russell" or any variation.

SHAREHOLDER MEETINGS. FRIC will not hold annual meetings of shareholders, but special meetings may be held. Special meetings may be convened (i) by the Board,
(ii) upon written request to the Board by shareholders holding at least 10% of FRIC's outstanding Shares, or (iii) upon the Board's failure to honor the shareholders' request described above, by shareholders holding at least 10% of the outstanding Shares by giving notice of the special meeting to shareholders. The Trustees will provide the assistance required by the Investment Company Act of 1940 in connection with any special meeting called by shareholders following a failure of the Board to honor a shareholder request for a special meeting. Each share of a class of a Fund has one vote in Trustee elections and other matters submitted for shareholder vote. On any matter which affects only a particular Fund or class, only Shares of that Fund or class are entitled to vote. There are no cumulative voting rights.

CONTROLLING SHAREHOLDERS. The Trustees have the authority and responsibility to manage the business of FRIC, and hold office for life unless they resign or are removed by, in substance, a vote of two-thirds of FRIC Shares outstanding. Under these circumstances, no one person, entity or shareholder "controls" FRIC.

At January 31, 2004, the following shareholder owned 5% or more of Class A of the Fund's Shares:

CITIGROUP GLOBAL MARKETS INC., 00157103638, 333 WEST 34TH ST - 3RD FLOOR, NEW YORK NY 10001-2402, 23.73%, record.

At January 31, 2004, no shareholder owned 5% or more of Class B of the Fund's Shares.

At January 31, 2004, no shareholder could be deemed to "control" the Fund due to such shareholder's ownership of more than 25% of the voting Shares of the Fund.

The Trustees and officers of FRIC, as a group, own less than 1% of any Class of the Fund.

TRUSTEES AND OFFICERS. The Board of Trustees is responsible for overseeing generally the operation of the Fund, including reviewing and approving the Fund's contracts with FRIMCo and the money managers. A Trustee may be removed at any time by, in substance, a vote of two-thirds of FRIC Shares. A vacancy in the Board shall be filled by a vote of a majority of the remaining Trustees so long as, in substance, two-thirds of the Trustees have been elected by shareholders. There are also two Trustees Emeritus. Trustees Emeritus do not have the power to vote on matters coming before the Board, or to direct the vote of any Trustee, and generally are not responsible or accountable in any way for the performance of the Board's responsibilities. The officers, all of whom are employed by and are officers of FRIMCo or its affiliates, are responsible for the day-to-day management and administration of the Fund's operations.

The Board of Trustees has established a standing Audit Committee and a standing Nominating and Governance Committee. The Audit Committee's primary functions are: (1) oversight of the Fund's accounting and financial reporting policies and practices and their internal controls and, as appropriate, the internal controls of certain service providers; (2) oversight of the quality and objectivity of the Fund's financial statements and the independent audit thereof; and (3) to act as liaison between the Fund's independent auditors and the full Board. It is management's responsibility to maintain appropriate systems for accounting and internal control and the auditor's responsibility to plan and carry out a proper audit. Currently, the Audit Committee members consist of Mmes. Kristianne Blake and Eleanor W. Palmer and Messrs. Raymond P. Tennison and Daniel P. Connealy, each of whom is an independent Trustee. For the fiscal year ended October 31, 2003, the Audit Committee held six meetings (however, the Fund did not commence operations until January 21, 2003). FRIC's Board has adopted and approved a formal written charter for the Audit Committee, which sets forth the Audit Committee's current responsibilities. The Audit Committee reviews the maintenance of the Fund's records and the safekeeping arrangements of FRIC's custodian, reviews both the audit and non-audit work of FRIC's independent auditors, submits a recommendation to the Board as to the selection of independent auditors, and pre-approves (i) all audit and non-audit services to be rendered by the auditors for FRIC, (ii) all audit services provided to FRIMCo, or any affiliate thereof that provides ongoing services to FRIC, relating to the operations and financial reporting of FRIC, and (iii) all non-audit services relating to the operations and financial reporting of FRIC, provided to FRIMCo, or any affiliate thereof that provides ongoing services to FRIC, by any auditors with an ongoing relationship with FRIC.

The primary functions of the Nominating and Governance Committee are to: (1) nominate individuals who are not interested persons of FRIC, for independent Trustee membership on the Board; (2) evaluate and review the composition and performance of the Board; (3) review Board governance procedures; (4) review Trustee compensation; and (5) make nominations for membership on all Board committees and review the responsibilities of each committee. The Committee will not consider nominees recommended by shareholders of the Fund. Currently, the Nominating and Governance Committee members consist of Messrs. Paul E. Anderson and Lee C. Gingrich and Ms. Julie W. Weston, each of whom is an independent trustee. For the fiscal year ended October 31, 2003, the Nominating and Governance Committee held five meetings (however, the Fund did not commence operations until January 21, 2003).

FRIC paid in aggregate $741,323 for the period from January 21, 2003 (commencement of operations) to October 31, 2003 to the Trustees who are not officers or employees of FRIMCo or its affiliates. Trustees are paid an annual retainer plus meeting attendance and chairperson fees in addition to any travel and other expenses incurred in attending Board meetings. FRIC's officers and employees are paid by FRIMCo or its affiliates.

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 30 funds, and Russell Investment Funds ("RIF"), which has 5 funds. Each of the trustees is a trustee of both FRIC and RIF. The first table provides information for trustees who are interested trustees. The second table provides information for the independent trustees. The third table provides information for the officers.




                                                                                                    No. of
                               Position(s)                                                       Portfolios in
                                Held With                                                        Russell Fund
                                 Fund and                            Principal Occupation(s)        Complex           Other
                                                                                                                  Directorships
         Name, Age,             Length of                                   During the            Overseen by         Held
          Address              Time Served      Term of Office             Past 5 Years             Trustee        by Trustee
----------------------------- --------------- -------------------- ----------------------------- -------------- ------------------
----------------------------- --------------- -------------------- ----------------------------- -------------- ------------------

 INTERESTED TRUSTEES and
INTERESTED TRUSTEE EMERITUS

----------------------------- --------------- -------------------- ----------------------------- -------------- ------------------
----------------------------- --------------- -------------------- ----------------------------- -------------- ------------------
*George F. Russell, Jr.,       Trustee         Appointed until     o  Chairman, Sunshine              35            None
                               Emeritus        successor              Management Services,
                               and             is duly elected        LLC
                               Chairman        and qualified       o  Director Emeritus, FRC
Born July 3, 1932              Emeritus                            o  Chairman Emeritus,
                                                                      FRIC and RIF
909 A Street                   since 1999                          o  Chairman Emeritus,
Tacoma, Washington                                                    Frank Russell
98402-1616                                                            Securities, Inc.,
                                                                   o  Chairman Emeritus,
                                                                      Russell
                                                                      20/20 Association
                                                                   o  Chairman Emeritus,
                                                                      Frank Russell Trust
                                                                      Company
                                                                   o  Director Emeritus
                                                                      FRIMCo

----------------------------- --------------- -------------------- ----------------------------- -------------- ------------------
----------------------------- --------------- -------------------- ----------------------------- -------------- ------------------

----------------------------- --------------- -------------------- ----------------------------- -------------- ------------------
*Lynn L. Anderson,             Trustee         Appointed until     o  Vice Chairman, FRC                35        o  Trustee, The
Born April 22, 1939            since 1987      successor           o  Chairman of the Board,                         SSgA Funds
                                               is duly elected        Trustee, FRIC and RIF                          (investment
909 A Street                                   and qualified       o  CEO and Chairman of                            company)
Tacoma, Washington                                                    the Board, Russell
98402-1616                                                            Fund Distributors, Inc.
                               Chairman of     Until successor is     and FRIMCo
                               the Board       chosen and          o  Trustee, President
                               since 1999      qualified by           and Chairman of the
                                               trustees               Board, SSgA Funds
                                                                      (investment company)
                                                                   o  Director and
                                                                      Chairman
                                                                      of the Board, Frank
                                                                      Russell Trust Company
                                                                   o  Director, Frank
                                                                      Russell
                                                                      Investments (Ireland)
                                                                      Limited and Frank
                                                                      Russell Investments
                                                                      (Cayman) Ltd.
                                                                   o  Until October 2002,
                                                                      President and CEO,
                                                                      FRIC and RIF
----------------------------- --------------- -------------------- ----------------------------- -------------- ------------------



----------------------------- --------------- -------------------- ----------------------------- -------------- ------------------
                                                                                                     No. of
                                 Position(s)                                                      Portfolios in
                                 Held With                                                        Russell Fund
                                 Fund and                             Principal Occupation(s)       Complex           Other
         Name, Age,              Length of                                  During the            Overseen by     Directorships Held
          Address               Time Served      Term of Office            Past 5 Years             Trustee        by Trustee
----------------------------- --------------- -------------------- ----------------------------- -------------- ------------------
----------------------------- --------------- -------------------- ----------------------------- -------------- ------------------

----------------------------- --------------- -------------------- ----------------------------- -------------- ------------------
----------------------------- --------------- -------------------- ----------------------------- -------------- ------------------
  INTERESTED TRUSTEES and
INTERESTED TRUSTEE EMERITUS
----------------------------- --------------- -------------------- ----------------------------- -------------- ------------------
----------------------------- --------------- -------------------- ----------------------------- -------------- ------------------

----------------------------- --------------- -------------------- ----------------------------- -------------- ------------------
----------------------------- --------------- -------------------- ----------------------------- -------------- ------------------
*Michael J.A. Phillips,        Trustee         Appointed until     o  1990-2003, President,           35            None
                                               successor is duly       FRC
Born January 20, 1948          Since           elected and         o  1993-2003, CEO, FRC
                               2002            qualified.          o  Chairman of the
909 A Street                                                          Board and
Tacoma, Washington                                                    Director, FRC
98402-1616                                                         o  Trustee, FRIC and RIF
                                                                   o  Director, FRTC and
                                                                      Frank Russell Capital
                                                                      Inc.
                                                                   o  Director/Chairman,
                                                                      Frank Russell
                                                                      Investments
                                                                      (Delaware), Inc.
                                                                   o  Director, Chairman of
                                                                      The Board and
                                                                      President, Russell
                                                                      20/20 Association
                                                                   o  Director, Frank Russell
                                                                      Company Pty.
                                                                      Limited, Frank Russell
                                                                      Japan Co., Ltd.,
                                                                      Frank Russell
                                                                      Investments (Suisse),
                                                                      S.A., and Frank Russell
                                                                      Company Limited
----------------------------- --------------- -------------------- ----------------------------- -------------- ------------------

* Each of Messrs. Russell, Anderson and Phillips is also an officer of an affiliate of FRIC and RIF and is therefore an interested trustee.


                                 Position(s)                                                        No. of
                                  Held With                                                     Portfolios in
                                  Fund and                                                       Russell Fund
                                  Length of                         Principal Occupation(s)        Complex            Other
                                    Time                                  During the             Overseen by    Directorships Held
      Name, Age, Address           Served      Term of Office            Past 5 Years              Trustee            by Trustee
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------

   INDEPENDENT TRUSTEES and
 INDEPENDENT TRUSTEE EMERITUS

-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
Paul E. Anderson,                 Trustee      Appointed until      o  1996 to present,                  35             None
Born October 15, 1931             since 1984   successor is            President, Anderson
                                               duly elected and        Management Group LLC
909 A Street                                   qualified               (private investments
Tacoma, Washington                                                     consulting)
98402-1616
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------

-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
Paul Anton, Ph.D.,                Trustee      Appointed until      o  Retired since 1997                35             None
Born December 1, 1919             Emeritus     successor is duly    o  Trustee of FRIC and RIF
                                  since        elected and             Until 2002
909 A Street                      2003         qualified
Tacoma, Washington
98402-1616
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------



                                 Position(s)                                                        No. of
                                  Held With                                                      Portfolios in
                                  Fund and                                                       Russell Fund
                                  Length of                         Principal Occupation(s)         Complex            Other
                                    Time                                  During the             Overseen by     Directorships Held
      Name, Age, Address           Served      Term of Office            Past 5 Years              Trustee         by Trustee
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------

   INDEPENDENT TRUSTEES and
 INDEPENDENT TRUSTEE EMERITUS

-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
William E. Baxter,                Trustee      Appointed until        o  Retired since 1986          35             None
Born June 8, 1925                 Emeritus     successor is duly      o  Trustee of FRIC and
                                  since 2004   elected and               RIF until 2004
909 A Street                                   qualified
Tacoma, Washington
98402-1616
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------

-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
Kristianne Blake,                 Trustee      Appointed until        o  President,  Kristianne       35           o Trustee
Born January 22, 1954             since 2000   successor is duly         Gates Blake, P.S.                           WM Group
                                               elected and               (accounting services)                       of Funds
909 A Street                                   qualified                                                             (investment
Tacoma, Washington                                                                                                   company);
98402-1616                                                                                                         o Director,
                                                                                                                     Avista Corp
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------

-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
Daniel P. Connealy                Trustee      Appointed until        o  Retired since 2003           35           o  Director, Gold
Born June 6, 1946                 since        successor is duly      o  2001 - 2003, Vice President                  Banc
                                  April 2003   elected and               and Chief Financial Officer,                 Corporation,
909 A Street                                   qualified                 Janus Capital Group Inc.                     Inc.
Tacoma, Washington                                                    o  1979 - 2001, Audit
98402-1616                                                               and Accounting Partner,
                                                                         PricewaterhouseCoopers
                                                                         LLP
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------

-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
Lee C. Gingrich,                  Trustee      Appointed until        o  Retired since 1995           35             None
Born October 6, 1930              since 1984   successor is duly
                                               elected and
909 A Street                                   qualified
Tacoma, Washington
98402-1616
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------

-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
Eleanor W. Palmer,                Trustee      Appointed until        o  Retired since 1981          35             None
Born May 5, 1926                  since 1984   successor is duly
                                               elected and
909 A Street                                   qualified
Tacoma, Washington
98402-1616
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------

-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
Raymond P. Tennison, Jr.          Trustee      Appointed until        o  Currently, President,        35             None
Born December 21, 1955            since 2000   successor is duly         Simpson Investment
                                               elected and               Company and several
909 A Street                                   qualified                 additional subsidiary
Tacoma, Washington                                                       companies, including
98402-1616                                                               Simpson Timber Company,
                                                                         Simpson Paper Company
                                                                         and Simpson Tacoma
                                                                         Kraft Company
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------

-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
Julie W. Weston,                  Trustee      Appointed until        o  Retired since 2000            35             None
Born October 2, 1943              since 2002   successor is duly      o  1987 to 2000, Arbitrator,
                                               elected and               The American Arbitration
                                               qualified                 Association Commercial
                                                                         Panel
                                                                      o  1995 to 1999, Hearing
                                                                         Officer, University of
                                                                         Washington
                                                                      o  1987 to 2002, Director,
                                                                         Smith Barney Fundamental
                                                                         Value Fund





                           Position(s) Held                                       Principal Occupation(s)
          Name, Age,       With Fund and Length                                     During the
           Address            of Time Served      Term of Office                   Past 5 Years
------------------------ ---------------------- ------------------ -------------------------------------------------------

OFFICERS

-------------------------- ---------------------- ------------------ -------------------------------------------------------
-------------------------- ---------------------- ------------------ -------------------------------------------------------
Leonard P. Brennan,        President and Chief    Until successor    o President and CEO, FRIC
Born October 11, 1959      Executive Officer      is chosen and      o President and CEO, RIF
                           since 2002             qualified by       o Director, Russell Fund Distributors, Inc., Frank Russell
909 A Street                                      Trustees             Company, S.A., Frank Russell Investments (Singapore)
Tacoma, Washington                                                     Private Limited and Frank Russell Investments (UK) Limited
98402-1616                                                           o Director, President and CEO, FRIMCo
                                                                     o Director and COO, Frank Russell Company Limited and
                                                                       Russell Systems Limited
                                                                     o President, Russell Insurance Agency, Inc.
                                                                     o 1995 to present, Managing Director of International
                                                                       Operations of FRC

-------------------------- ---------------------- ------------------ -------------------------------------------------------

-------------------------- ---------------------- ------------------ -------------------------------------------------------
Mark E. Swanson,           Treasurer and Chief    Until successor   o Treasurer and Chief Accounting Officer, FRIC and RIF 1998
Born November 26, 1963     Accounting Officer     is chosen and       to present,
                           since 1998             qualified by      o Director, Funds Administration, FRIMCo and Frank Russell
                                                  Trustees            Trust Company
909 A Street                                                        o Treasurer, SSgA Funds (investment company);
Tacoma, Washington                                                  o Manager, Funds Accounting and Taxes, Russell Fund
98402-1616                                                            Distributors, Inc.
                                                                    o April 1996 to August 1998, Assistant Treasurer, FRIC
                                                                      and RIF; November 1995 to July 1998, Assistant
                                                                      Secretary, SSgA Funds; February 1997 to July 1998,
                                                                      Manager, Funds Accounting and Taxes, FRIMCo
-------------------------- ---------------------- ------------------ -------------------------------------------------------

-------------------------- ---------------------- ------------------ -------------------------------------------------------
Randall P. Lert,            Director of            Until removed by  o Director of Investments, FRIC and RIF
                            Investments since      Trustees          o Chief Portfolio Strategist, FRIMCo
Born October 3, 1953        1991                                     o Chief Investment Officer, Frank Russell Trust Company
                                                                     o Director, FRIMCo and Russell Fund Distributors, Inc.
909 A Street
Tacoma, Washington
98402-1616
-------------------------- ---------------------- ------------------ -------------------------------------------------------

-------------------------- ---------------------- ------------------ -------------------------------------------------------
-------------------------- ---------------------- ------------------ -------------------------------------------------------
Karl J. Ege,                Secretary and          Until removed by  o Secretary and General Counsel, FRIC, RIF, FRIMCo, Frank
Born October 8, 1941        General Counsel since  Trustees            Russell Trust Company and Russell Fund Distributors, Inc.
                            1994                                     o Director, Secretary and General Counsel, Frank Russell
909 A Street                                                           Capital Inc.
Tacoma, Washington                                                   o Director and Secretary, Russell 20-20 Association
98402-1616
-------------------------- ---------------------- ------------------ -------------------------------------------------------

-------------------------- ---------------------- ------------------ -------------------------------------------------------
Mark D. Amberson,           Director of            Until removed by  o Director of Short-Term Investment Funds FRIC, RIF,
Born July 20, 1960          Short-Term             Trustees            FRIMCo and Frank Russell Trust Company
                            Investment Funds                         o From 1991 to 2001, Portfolio Manager, FRIC, RIF,
909 A Street                since 2001                                 FRIMCo and Frank Russell Trust Company
Tacoma, Washington
98402-1616
-------------------------- ---------------------- ------------------ -------------------------------------------------------

                           TRUSTEE COMPENSATION TABLE
                   FOR THE FISCAL YEAR ENDED OCTOBER 31, 2003#




                                                      PENSION OR RETIREMENT                                TOTAL COMPENSATION
                                    AGGREGATE           ESTIMATED ANNUAL                                  FROM FRIC AND RUSSELL
                                   COMPENSATION        BENEFITS ACCRUED AS          BENEFITS UPON             FUND COMPLEX
INTERESTED TRUSTEES                 FROM FRIC         PART OF FRIC EXPENSES           RETIREMENT            PAID TO TRUSTEES
-------------------                 ---------         ---------------------           ----------            ----------------

Lynn L. Anderson                  $     0                      $ 0                       $ 0                   $     0
Michael J. Phillips               $     0                      $ 0                       $ 0                   $     0
George F. Russell, Jr.            $     0                      $ 0                       $ 0                   $     0
INDEPENDENT TRUSTEES
Paul E. Anderson                  $89,496                      $ 0                       $ 0                   $98,000
Paul Anton, Ph.D.*                $45,493                      $ 0                       $ 0                   $50,333
William E. Baxter**               $83,262                      $ 0                       $ 0                   $91,000
Kristianne Blake                  $87,923                      $ 0                       $ 0                   $96,000
Daniel P. Connealy***             $34,731                      $ 0                       $ 0                   $36,178
Lee C. Gingrich                   $88,292                      $ 0                       $ 0                   $96,500
Eleanor W. Palmer                 $84,642                      $ 0                       $ 0                   $92,500
Raymond P. Tennison, Jr.          $83,692                      $ 0                       $ 0                   $91,500
Julie W. Weston                   $83,262                      $ 0                       $ 0                   $91,000



#    The Fund commenced operations on January 21, 2003.
*    Dr. Anton was elected Trustee Emeritus effective December 31, 2002
**   Mr. Baxter was elected Trustee Emeritus effective March 2, 2004.
***  Mr. Connealy was elected to the Board of Trustees on April 24, 2003.


                EQUITY SECURITIES BENEFICIALLY OWNED BY TRUSTEES
                  FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2003


------------------------------ ----------------------------------------------------------- ----------------------------------------
                                                                                              AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                                SECURITIES IN ALL REGISTERED
                                                                                                INVESTMENT COMPANIES OVERSEEN
                                                                                                 BY TRUSTEES IN RUSSELL FUND
                                                 DOLLAR RANGE OF EQUITY                                    COMPLEX
INTERESTED TRUSTEES                              SECURITIES IN THE FUND
------------------------------ ----------------------------------------------------------- ----------------------------------------
------------------------------ --------------------------------- ------------------------- ----------------------------------------
Lynn L. Anderson                None                                                                     None
------------------------------ --------------------------------- ------------------------- ----------------------------------------
------------------------------ --------------------------------- ------------------------- ----------------------------------------
Michael J. Phillips             None                                                                     None
------------------------------ --------------------------------- ------------------------- ----------------------------------------
------------------------------ --------------------------------- ------------------------- ----------------------------------------
George F. Russell, Jr.          None                                                                     over $100,000
------------------------------ --------------------------------- ------------------------- ----------------------------------------
------------------------------ --------------------------------- ------------------------- ----------------------------------------
INDEPENDENT TRUSTEES
------------------------------ --------------------------------- ------------------------- ----------------------------------------
------------------------------ --------------------------------- ------------------------- ----------------------------------------
Paul E. Anderson                None                                                                     over $100,000
------------------------------ --------------------------------- ------------------------- ----------------------------------------
------------------------------ --------------------------------- ------------------------- ----------------------------------------
Paul Anton, Ph.D.               None                                                                     $50,001 - $100,000
------------------------------ --------------------------------- ------------------------- ----------------------------------------
------------------------------ --------------------------------- ------------------------- ----------------------------------------
William E. Baxter               None                                                                     $1-$10,000
------------------------------ --------------------------------- ------------------------- ----------------------------------------
------------------------------ --------------------------------- ------------------------- ----------------------------------------
Kristianne Blake                None                                                                     over $100,000
------------------------------ --------------------------------- ------------------------- ----------------------------------------
------------------------------ --------------------------------- ------------------------- ----------------------------------------
Daniel P. Connealy              None                                                                     over $100,000
------------------------------ --------------------------------- ------------------------- ----------------------------------------
------------------------------ --------------------------------- ------------------------- ----------------------------------------
Lee C. Gingrich                 None                                                                     over $100,000
------------------------------ --------------------------------- ------------------------- ----------------------------------------
------------------------------ --------------------------------- ------------------------- ----------------------------------------
Eleanor W. Palmer               None                                                                     None
------------------------------ --------------------------------- ------------------------- ----------------------------------------
------------------------------ --------------------------------- ------------------------- ----------------------------------------
Raymond P. Tennison, Jr.        None                                                                     over $100,000
------------------------------ --------------------------------- ------------------------- ----------------------------------------
------------------------------ --------------------------------- ------------------------- ----------------------------------------
Julie W. Weston                 None                                                                     $10,001-$50,000
------------------------------ --------------------------------- ------------------------- ----------------------------------------




                                OPERATION OF FRIC

SERVICE PROVIDERS. Most of FRIC's necessary day-to-day operations are performed by separate business organizations under contract to FRIC. The principal service providers are:

Consultant and Trade Placement Agent        Frank Russell Company

Advisor, Administrator, Transfer and        Frank Russell Investment Management
Dividend Disbursing Agent                   Company

Money Managers                              Multiple professional discretionary
                                            investment management organizations

Custodian and Portfolio Accountant          State Street Bank and Trust Company

CONSULTANT. FRC, the corporate parent of FRIMCo, was responsible for organizing FRIC and provides ongoing consulting services, described in the Prospectus, and trade placement services to FRIC and FRIMCo. FRIMCo does not pay FRC an annual fee for consulting services.

FRC provides comprehensive consulting and money manager evaluation services to institutional clients, including FRIMCo and Frank Russell Trust Company. FRC also provides: (i) consulting services for international investment to these and other clients through its International Division and certain of its wholly owned subsidiaries, (ii) investment account and portfolio evaluation services to corporate pension plan sponsors and institutional money managers, through its Russell/Mellon Analytical Services, Inc. joint venture, and (iii) trade placement services on behalf of FRIMCo and other wholly-owned subsidiaries.

As affiliates, FRC and FRIMCo may establish certain intercompany cost allocations that reflect the consulting services supplied to FRIMCo. George F. Russell, Jr., Trustee Emeritus and Chairman Emeritus of FRIC, is the Chairman Emeritus of FRC. FRIMCo is a wholly owned subsidiary of FRC.

FRC is a subsidiary of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual"). Founded in 1857, Northwestern Mutual is a mutual insurance company organized under the laws of Wisconsin. Northwestern Mutual, its subsidiaries and affiliates offer insurance and investment products and advisory services that address client needs for financial protection, capital accumulation, asset distribution and estate preservation. Products include permanent and term life insurance, disability income insurance, long-term care insurance and annuity plans for personal, business, estate planning and pension markets; trust services; mutual funds and other securities.

ADVISOR AND ADMINISTRATOR. FRIMCo provides or oversees the provision of all general management and administration, investment advisory and portfolio management services for the Funds. FRIMCo, with the assistance of FRC, provides the Fund with office space, equipment and the personnel necessary to operate and administer the Fund's business and to supervise the provision of services by third parties such as the money managers and custodian. FRIMCo also develops the investment programs for the Fund, selects money managers for the Fund (subject to approval by the Board), allocates Fund assets among money managers, oversees the money managers and evaluates their results. The Fund's money managers select the individual portfolio securities for the assets assigned to them and either FRIMCo or the money manager may arrange for execution of portfolio securities transactions. FRIMCo also exercises investment discretion over the portion of the Fund's assets not allocated to money managers. FRIMCo selects the individual portfolio securities for that portion of the Fund's assets and for the Fund's cash reserves. (See, "Investment Policies--Cash Reserves.") FRIMCo may also directly manage portions of the Fund during periods of transition from one money manager to another.

FRIMCo also acts as FRIC's transfer agent and dividend disbursing agent and, as agent for FRIC, pays the money managers' fees for the Fund, as a fiduciary for the Fund, out of the advisory fee paid by the Fund to FRIMCo. The remainder of the advisory fee is retained by FRIMCo as compensation for the services described above and to pay expenses.

The Fund pays an advisory fee and an administrative fee directly to FRIMCo, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of the Fund. Services which are administrative in nature are provided by FRIMCo pursuant to an Administrative Agreement for an annual fee of 0.05% of the average daily net asset value of each class of the Fund. (See the Prospectus for the Fund's annual advisory percentage rates.)

In addition to the advisory and administrative fees payable by the Fund to FRIMCo, the Fund invests certain cash reserves and collateral received in securities lending transactions in one or more of FRIC's money market funds pursuant to the terms and conditions of an exemptive order and will bear indirectly a proportionate share of that money market fund's operating expenses, which include the advisory and administrative fees that such money market fund pays to FRIMCo. Currently, such cash reserves and collateral for the RMMPP Fund are invested in FRIC's Money Market Fund or US Government Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to FRIMCo on the cash reserves and collateral invested in the Money Market and U.S. Government Money Market Funds are 0.10% (net of fee waivers and reimbursements) and 0.25%, respectively.

The Fund paid FRIMCo the following  advisory and  administrative  fees (gross of
reimbursements   and/or   waivers)   for  the  period  from   January  21,  2003
(commencement of operations) to October 31, 2003: $521,036.

FRIMCo has contractually agreed to waive all or a portion of its combined advisory and administrative fees for the Fund. This arrangement is not part of the Advisory Agreement with FRIC or the Administrative Agreement and may be changed or discontinued after the Guarantee Period. FRIMCo currently calculates its advisory fee based on the Fund's average daily net assets.

Subject to possible reimbursement to FRIMCo within three years, FRIMCo contractually agreed to waive for the Fund, during the Guarantee Period (as defined below), up to the full amount of its 0.93% combined advisory and administrative fees and to reimburse the Fund to the extent that expenses for Class A and Class B Shares exceed 2.10% and 2.85%, respectively. Additionally, FRIMCo contractually agreed to reimburse the Fund to the extent expenses exceed 0.60% and 1.35% for Class A and Class B Shares, respectively, during the Offering Period (as defined below). For the period from January 21, 2003 (commencement of operations) to October 31, 2003, FRIMCo waived $140,944 in advisory and administrative fees.

FRIMCo is a wholly-owned subsidiary of FRC, a subsidiary of The Northwestern Mutual Life Insurance Company. FRIMCo's mailing address is 909 A Street, Tacoma, WA 98402.

MONEY MANAGERS. The Fund's money managers have no affiliations or relationships with FRIC or FRIMCo other than as discretionary managers for all or a portion of the Fund's portfolio, except some money managers (and their affiliates) may effect brokerage transactions for the Fund (see, "Brokerage Allocations" and "Brokerage Commissions"). Money managers may serve as advisors or discretionary managers for Frank Russell Trust Company, other investment vehicles sponsored or advised by FRC or its affiliates, other consulting clients of FRC, other off-shore vehicles and/or for accounts which have no business relationship with the FRC organization.

From its advisory fees, FRIMCo, as agent for FRIC, pays all fees to the money managers for their investment selection services. Quarterly, each money manager is paid the pro rata portion of an annual fee, based on the average for the quarter of all the assets allocated to the money manager. For the period from January 21, 2003 (commencement of operations) to October 31, 2003, management fees paid to the money managers were $65,448 for the RMMPP Fund. This was an annual rate of 0.10%, calculated as a percentage of average daily net assets.

Each money manager has agreed that it will look only to FRIMCo for the payment of the money manager's fee, after FRIC has paid FRIMCo. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. Some money managers may receive investment research prepared by FRC as additional compensation, or may receive brokerage commissions for executing portfolio transactions for the Fund through broker-dealer affiliates.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT. The Board of Trustees, including all of the Independent Trustees, last considered and approved the continuation of the advisory agreement with FRIMCo and the portfolio management contract with each Money Manager at a meeting held on March 2, 2004. In connection with this review, the Board, with the advice and assistance of independent counsel, received and considered (1) information and reports prepared by FRIMCo relating to the services provided to the Fund by FRIMCo (and its affiliates) and each Money Manager and (2) information received from an independent, nationally recognized provider of investment company information comparing the performance of the Fund and its operating expenses over various periods of time with other peer funds ("Comparable Funds") not managed by FRIMCo believed by the providers to be generally comparable in investment objectives and size to the Fund (collectively, the "Agreement Renewal Information").

In evaluating the advisory agreement and the portfolio management contracts, the Board considered that the Fund, in employing a manager of managers method of investment, operates in a manner that is distinctly different from most other investment companies. In the case of most other investment companies, an advisory fee is paid by the investment company to its adviser
which in turn employs  and  compensates   individual   portfolio  managers
to make specific securities selections consistent with the adviser's style and investment philosophy. The Fund has multiple Money Managers.

The Board considered that FRIMCo (rather than any Money Manager) is responsible under the advisory agreement for determining, implementing and maintaining the investment program for the Fund. FRIMCo, rather than the Money Managers, is also responsible for the investment program's compliance with the Financial Guarantee Agreement. Assets of the Fund have been allocated among multiple Money Managers.

FRIMCo is responsible for selecting Money Managers for the Fund and for determining allocations and reallocations of assets among the Money Managers. Each Money Manager for the Fund in effect performs the function of an individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Fund assigned to it by FRIMCo in accordance with the Fund's applicable investment objective, policies and restrictions (each, a "segment"). FRIMCo is responsible for communicating performance expectations and evaluations to each Money Manager; supervising compliance by each Money Manager with the Fund's investment objectives and policies; authorizing Money Managers to engage in certain investment strategies for the Fund; and recommending annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, FRIMCo is responsible for recommending to the Board the restructuring of Fund segments and additions of new Money Managers or replacements of existing Money Managers at any time when, based on FRIMCo's research and analysis, such actions are appropriate. FRIMCo may develop specific constraints from time to time for each Money Manager intended to capitalize on the strengths of that Money Manager or to coordinate the investment activities of Money Managers for the Fund in a complementary manner. Therefore, FRIMCo's selection of Money Managers is made not only on the basis of performance considerations but anticipated compatibility with other Money Managers in the Fund. All of the foregoing discussions also must be made in accordance with limitations set forth in the Financial Guarantee Agreement. The performance of individual Money Managers for the Fund may reflect the roles assigned to them by FRIMCo in the Fund's investment activities and any constraints placed by FRIMCo upon their selection of portfolio securities. In light of the foregoing, the overall performance of the Fund and the Fund's compliance with the Financial Guarantee Agreement reflects in great part the performance of FRIMCo in designing the Fund's investment program, structuring Fund segments, selecting an effective Money Manager for each segment with a style that is complementary to the styles of the Money Managers of other Fund segments, and allocating assets among the Money Managers in a manner designed to achieve the objectives of the Fund.

The Board also considered that the prospectus for the Fund emphasizes to investors FRIMCo's role as the principal investment manager for the Fund, rather than the investment selection role of the Fund's Money Managers, and describes the manner in which the Fund operates so that investors may take the information into account when deciding to purchase shares of the Fund.

In addition to these general factors relating to the manager of managers structure of the Fund, the Trustees considered various specific factors on the basis of the Agreement Renewal Information in evaluating renewal of the advisory agreement with FRIMCo, including the following:

         1. The nature, scope and quality of the services provided to the Fund by FRIMCo;

         2. The advisory fee paid by the Fund to FRIMCo and the fact that it encompasses all investment advisory fees paid by the Fund, including the fees for any Money Managers of such Fund;

         3. Other fees and benefits received by FRIMCo or its affiliates from the Fund, including administrative, transfer agent, cash management and securities lending fees, soft dollar arrangements and commissions in connection with portfolio securities transactions;

         4. Investment advisory fees paid by Comparable Funds;

         5. Expenses incurred by the Fund and Comparable Funds;

         6. The profits that FRIMCo derives from its mutual fund operations generally and from the Fund; and

         7. The importance of supporting quality, long-term service by FRIMCo to help achieve the Fund's investment performance, including the continuing need of FRIMCo to retain and attract qualified investment and service professionals to serve the Fund.

In evaluating the various factors, the Board took into account the particular objectives and attributes of the manager of managers structure, including its impact on Fund performance, operating expenses and FRIMCo's profitability.

The Board also considered the special expertise of FRIMCo with respect to the manager of managers structure of the Fund and the likelihood that, at the current expense ratio of the Fund, there would be no acceptable alternative investment managers to replace FRIMCo on comparable terms given the need to conduct the manager of managers, multi-style strategy of the Fund selected by its shareholders in purchasing their shares.

The Trustees in evaluating the renewal of each portfolio management contract with each Money Manager considered various specific factors, including the following:

         1. Assessments provided by FRIMCo as part of the Agreement Renewal Information as to the performance of the Money Manager, including FRIMCo's evaluation of the Money Manager's performance in light of FRIMCo's expectations and any constraints placed upon the Money Manager by FRIMCo in the selection of securities for each Fund segment under its management;

         2. FRIMCo's determination that continuation of the Money Manager's services would facilitate FRIMCo's conduct of the Fund's investment program and information as to the impact of the Money Manager's segment upon the performance of the Fund as a whole;

         3. The fact that the Money Manager's fees are paid by FRIMCo from its fees under the advisory agreement rather than by the Fund; the interest of FRIMCo in negotiating and renegotiating reasonable fees with Money Managers; the strategy utilized by FRIMCo generally in negotiating and renegotiating fees with Money Managers; and the generally favorable relationships between investment advisory fees negotiated by FRIMCo with Money Managers and the published standard rates of such Money Managers (taking into account that the published rates may cover administrative services not needed by the Fund); and

         4. FRIMCo's belief that the Money Manager's fees, as proposed at the meeting, are competitive and reasonable; Agreement Renewal Information as to the aggregate investment advisory fees paid by the Fund; and FRIMCo's belief that the aggregate investment advisory fees paid by the Fund are competitive and reasonable.

Based on all of the factors described above and such other considerations and information as it deemed relevant, the Board determined that the renewal of the advisory agreement and each of the portfolio management contracts would be in the best interests of the Fund and its shareholders and, on that basis, approved their renewals.

DISTRIBUTOR. Russell Fund Distributors, Inc. (the "Distributor") serves as the distributor of FRIC Shares. The Distributor receives no compensation from FRIC for its services other than Rule 12b-1 compensation and shareholder services compensation for certain classes of Shares pursuant to FRIC's Rule 12b-1 Distribution Plan and Shareholder Services Plan, respectively. The Distributor is a wholly owned subsidiary of FRIMCo and its mailing address is 909 A Street, Tacoma, WA 98402.

CUSTODIAN AND PORTFOLIO ACCOUNTANT. State Street Bank and Trust Company ("State Street") serves as the custodian for FRIC. State Street also provides basic portfolio recordkeeping required for each of the Funds for regulatory and financial reporting purposes. For these services, State Street is paid the following annual fees, which will be billed and payable on a monthly basis:

         CUSTODY:

Domestic Custody
 o $3,000 per  portfolio  per fund;  and
 o First $10 billion in average daily net assets - 0.75%,
 o Over $10 billion - 0.65%.

Global Custody
 o First $500 million in month end net assets - 0.11% - 0.35%, depending on the geographic classification of the investments in the international funds;
 o Over $500 million - 0.03% - 0.35% depending on the geographic classification of the investments in the international funds;and

 o A transaction charge ranging from $25 - $100 depending on the geographic classification of the investments in the international funds.

All Custody
     o Portfolio transaction charges range from $6.00 - $25.00 depending on the type of transaction;
     o    Futures and Options charges range from $8.00 - $25.00;
     o Monthly pricing fees of $375.00 per portfolio and $6.00 - $11.00 per security;
     o    On-line access charges of $2,500 per fund; and
     o Reimbursement of out-of-pocket expenses including postage, transfer fees, stamp duties, taxes, wire fees, telexes and freight. In addition, interest earned on cash reserves will be used to offset the Funds' custodian expense.

         FUND ACCOUNTING:

Domestic Fund Accounting
 o $10,000 per portfolio; and
 o 0.015% of average daily net assets.

International  Fund  Accounting
 o $24,000 per portfolio per year; and
 o 0.03% of month end net assets.

Yield Calculation Services
 o $4,200 per fixed income fund.

Tax Accounting Services
 o $8,500 per Equity Fund, $11,000 per Fixed Income Fund, and $15,000 per Global Fund.

The mailing address for State Street Bank and Trust Company is: 1776 Heritage Drive, North Quincy, MA 02171.

Domestic Fund Accounting Multiple Class - in addition to the charges listed above, the Fund pays multiple class charges as follows: 2-3 classes, $1,250 per month, per class or $15,000 annually per class; greater than 3 classes, $850 per month, per class or $10,200 annually per class.

TRANSFER AND DIVIDEND DISBURSING AGENT. FRIMCo serves as Transfer Agent for FRIC. For this service, FRIMCo is paid a fee for transfer agency and dividend disbursing services provided to FRIC. From this fee, which is based upon the number of shareholder accounts, systems capabilities and total assets of the Funds, FRIMCo compensates unaffiliated agents who assist in providing these services. FRIMCO is also reimbursed by FRIC for certain out-of-pocket expenses, including postage, taxes, wires, stationery and telephone. FRIMCo's mailing address is 909 A Street, Tacoma, WA 98402.

ORDER PLACEMENT DESIGNEES. FRIC has authorized certain Financial Intermediaries to accept on its behalf purchase and redemption orders for FRIC Shares. Certain Financial Intermediaries are authorized, subject to approval of FRIC's Distributor, to designate other intermediaries to accept purchase and redemption orders on FRIC's behalf. With respect to those intermediaries, FRIC will be deemed to have received a purchase or redemption order at the time such a Financial Intermediary or, if applicable, an authorized designee, accepts the order. The customer orders will be priced at the Fund's net asset value next computed after they are accepted by such a Financial Intermediary or an authorized designee, provided that Financial Intermediary or an authorized designee timely transmits the customer order to FRIC.

INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP serves as the independent accountants of FRIC. PricewaterhouseCoopers LLP is responsible for performing annual audits of the financial statements and financial highlights of the Funds in accordance with generally accepted auditing standards and a review of federal tax returns. The mailing address of PricewaterhouseCoopers LLP is 1420 Fifth Avenue, Suite 1900, Seattle, WA 98101.

FINANCIAL GUARANTEE AGREEMENT OF THE RMMPP FUND. If all dividends and distributions received from the Fund have been reinvested and no shares have been redeemed by a shareholder, the Fund provides a guarantee (the "Guarantee") that the value of that shareholder's account on the Guarantee Maturity Date will be no less than the value of that shareholder's account as of the close of business on the Transition Date reduced to reflect certain expenses (the "Guaranteed Amount"). If a shareholder takes any distributions or dividends in cash instead of reinvesting them, or if a shareholder redeems any shares before the Guarantee Maturity Date, the shareholder's Guaranteed Amount will be reduced as more fully described later in this

Statement. The shareholder's Guaranteed Amount also will be reduced to reflect certain expenses, if any, paid by the Fund during the Guarantee Period that are not covered by the Expense Limitation Agreement with the Fund's investment advisor.

If the value of your account is less than your Guaranteed Amount on the Guarantee Maturity Date, the Fund will be unable to meets its obligations under the Guarantee. The RMMPP Fund's Guarantee is backed by an unconditional and irrevocable financial guarantee insurance policy issued by Ambac Assurance
Corporation ("Ambac") for the benefit of the shareholders of the Fund (the "Insurance Policy"). The Insurance Policy was issued pursuant to the terms of a financial guarantee agreement among the RMMPP Fund, FRIMCo, the Calculation Agent and Ambac. The financial guarantee agreement defines the rights and obligations of those parties in connection with how the RMMPP Fund's portfolio may be invested and the requirements that must have been satisfied for Ambac to issue the Insurance Policy. If the RMMPP Fund is unable to meet its obligations under the Guarantee on the Guarantee Maturity Date, the Insurance Policy requires Ambac to pay the RMMPP Fund an amount sufficient to ensure that all shareholders would be able to redeem their shares on the Guarantee Maturity Date for an amount equal to their respective Guaranteed Amounts on the Guarantee Maturity Date. The Fund will pay Ambac a fee equal to 0.75% per annum of the average daily net assets of the Fund during the Guarantee Period for providing the Insurance Policy. The address of Ambac is One State Street Plaza, 18th Floor, New York, NY 10004.

The Board may terminate or amend the terms of the Guarantee, the Financial Guarantee Agreement and the Insurance Policy at any time without shareholder approval, as provided in those agreements, if the Board determines in its reasonable judgment that it is in the best interests of the Fund and its shareholders to do so. To the extent practicable, shareholders would be given at least 60 days' prior written notice of any termination of the Insurance Policy backing the Fund's Guarantee. In the event of such termination, the Board would consider reasonable alternatives and seek to act in the best interests of Fund shareholders. In the event of the termination of the Insurance Policy, the Fund would not be able to pay your Guaranteed Amount if and to the extent that the value of your account is less than your Guaranteed Amount on the Guarantee Maturity Date. Replacement of the Insurance Policy may entail substantial additional expense to the Fund.

Calculation Agent. FRIMCo has hired a calculation agent to (a) perform the mathematical calculations necessary to enable FRIMCo to allocate the Fund's assets between the equity component and the fixed income component, as required by the Financial Guarantee Agreement and (b) provide reports to FRIMCo showing the results of those calculations. FRIMCo will then determine how to implement any required reallocation of assets between the Fund's equity component and fixed income component.


CODES OF ETHICS. FRIC, FRIMCo and the Distributor have each adopted a Code of Ethics as required under SEC Rule 17j-1. These Codes permit personnel subject to the Codes to invest in securities, which may include securities in which the Fund can invest. Personal investments are subject to the regulatory and disclosure provisions of the respective Codes. In addition, each Money Manager has adopted a Code of Ethics under Rule 17j-1. The table below indicates whether each Money Manager's Code of Ethics permits personnel covered by the Code to invest in securities and, where appropriate, to invest in securities in which the Fund may invest.


--------------------------------- --------------------------- --------------------------------------- -------------------------
                                                                                                       Does the code contain
                                                                                                        all of the required
                                      Personal investing       Are investments in securities owned     Rule 17j-1 provisions?
         MONEY MANAGER                     allowed?             by the advised sub-trust allowed?
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
Lincoln Capital Fixed Income      Yes                          Yes, but not in securities with          Yes
Management Company                                             pending or possible client buy or
                                                               sell orders
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
Lord, Abbett & Co., LLC           Yes                          Yes, but not in securities with          Yes
                                                               pending or possible client buy or
                                                               sell orders
--------------------------------- --------------------------- --------------------------------------- -------------------------
--------------------------------- --------------------------- --------------------------------------- -------------------------
MFS Institutional Advisors, Inc.  Yes                          Yes, but not in securities with          Yes
                                                               pending or possible client buy or
                                                               sell orders
--------------------------------- --------------------------- --------------------------------------- -------------------------

PLAN PURSUANT TO RULE 18f-3. Securities and Exchange Commission (the "SEC") Rule 18f-3 under the 1940 Act, permits a registered open-end investment company to issue multiple classes of Shares in accordance with a written plan approved by the investment company's board of trustees that is filed with the SEC. The Board has taken the following actions:

 o At a meeting held on April 22, 1996, the Board adopted a plan pursuant to Rule 18f-3 (the "Rule 18f-3 Plan") on behalf of each Fund that issues multiple classes of Shares (each a "Multiple Class Fund").

 o At a meeting held on June 3, 1998, the Board amended the Rule 18f-3 Plan to create classes for the Institutional Funds. o On November 9, 1998, the Board again amended the Rule 18f-3 Plan to revise the previously authorized classes.
 o On August 9, 1999, the Board amended the Rule 18f-3 Plan to create classes for the Tax-Managed Mid & Small Cap Fund, Tax-Managed Large Cap Fund and Tax-Managed Global Equity Fund.
 o On November 22, 1999,  the Board amended the Rule 18f-3 Plan to create
   Class A Shares for all Funds except the Institutional Funds and the money market funds.
 o On August 7, 2000 the Board  amended the Rule 18f-3 Plan (i) to create
   Class B Shares of all Funds except the Institutional Funds, (ii) to create Class A Shares, Class C Shares, Class E Shares and Class S
   Shares of the Select Growth Fund and Select Value Fund, (iii) to create Class E Shares of the Tax-Managed Mid & Small Cap Fund, Tax-Managed Large Cap Fund, and Tax-Managed Global Equity Fund; (iv) to redesignate the existing Class S Shares of the money market funds as Class I Shares and create new Class A and Class S Shares of the money market funds; and (v) to permit holders of Class B Shares who have paid the applicable contingent deferred sales charge to exchange those Shares for A Shares of the same Fund without imposition of the Class A front-end Sales Charge.
 o On October 27, 2000 the Board amended the Rule 18f-3 Plan (i) to revoke the August 7, 2000 redesignation of the Class S Shares of the money market funds as Class I Shares, (ii) to revoke the creation of new Class S Shares of the money market funds, and (iii) to create
   Class I Shares and Class Y Shares of the Select Growth Fund and Select
   Value Fund.
 o On February  25,  2002,  the Board  amended the Rule 18f-3 Plan to add
   Class I and Class Y to each of the Real  Estate  Securities  and Short
   Term Bond Funds.
 o On October 8, 2002,  the Board  amended  the Rule 18f-3 Plan to create
   Class A, Class B and Class C Shares of the Russell Multi-Manager Principal Protected Fund.
 o On November 25, 2002, the Board amended the Rule 18f-3 Plan with respect to all FRIC Funds, other than the Russell Multi-Manager Principal Protected Fund, to remove the Class A Shares from the Shareholder Services Plan and to add the Class A Shares to the 12b-1 Distribution Plan.

The key features of the Rule 18f-3 plan are as follows: Shares of each class of the Fund, a Multiple Class Fund, represent an equal pro rata interest in the underlying assets of the Fund, and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (1) each class of Shares offered in connection with a Rule 12b-1 plan may bear certain fees under its respective Rule 12b-1 plan and may have exclusive voting rights on matters pertaining to that plan and any related agreements; (2) each class of Shares may contain a conversion feature; (3) each class of Shares may bear differing amounts of certain class expenses; (4) different policies may be established with respect to the payment of distributions on the classes of Shares of the Fund to equalize the net asset values of the classes or, in the absence of such policies, the net asset value per share of the different classes may differ at certain times; (5) each class of Shares of the Fund may have different exchange privileges from another class; (6) each class of Shares of the Fund may have a different class designation from another class of the Fund; and (7) each class of Shares offered in connection with a shareholder servicing plan would bear certain fees under its respective plan.

DISTRIBUTION PLANS. Under the 1940 Act, the SEC has adopted Rule 12b-1, which regulates the circumstances under which mutual funds may, directly or indirectly, bear distribution expenses. Rule 12b-1 provides that mutual funds may pay for such expenses only pursuant to a plan adopted in accordance with Rule 12b-1. The Fund has adopted a distribution plan (the "Distribution Plan") in accordance with the Rule. The Distribution Plan adopted by the RMMPP Fund is described below.

Description of the Distribution Plan for RMMPP Fund
In adopting the Distribution Plan for the RMMPP Fund, a majority of the Trustees, including a majority the Independent Trustees, have concluded, in conformity with the requirements of the 1940 Act, that there is a reasonable likelihood that the Distribution Plan will benefit the RMMPP Fund and its shareholders. In connection with the Trustees' consideration of whether to adopt the Distribution Plan, the Distributor, as the RMMPP Fund's principal underwriter, represented to the Trustees that the Distributor believed that the Distribution Plan was expected to result in increased sales and asset retention for the RMMPP Fund by enabling the RMMPP Fund to reach and retain more investors than otherwise foreseeable through relationships with Financial Intermediaries (such as brokers, banks, financial planners, investment advisors and other financial institutions), although the Distributor acknowledged that it is impossible to know for certain, in the absence of a Distribution Plan or under an alternative distribution arrangement, the level of sales and asset retention that the RMMPP Fund would have. Further, the Trustees considered that, by allowing the RMMPP Fund to compensate the Distributor over time through asset-based distribution fees, rather than solely through front-end commissions, in exchange for the substantial up-front costs that the Distributor would incur in connection with its distribution activities related to the Class B Shares of the RMMPP Fund during the RMMPP Fund's Offering Period, the Distribution Plan would provide prospective investors purchasing shares through Financial Intermediaries with a viable alternative to Class A Shares (on which investors pay a front-end commission) for payment of distribution expenses.

For the RMMPP Fund, the 12b-1 fees may be used to compensate the Distributor for distribution services provided by it, and related expenses incurred, including payments by the Distributor to compensate Selling Agents (as defined below) for providing support services. The Distribution Plan is a compensation-type plan. As such, FRIC makes no distribution payments to the Distributor with respect to Class B Shares except as described above. Therefore, FRIC does not pay for unreimbursed expenses of the Distributor, including amounts that may be expended by the Distributor in excess of amounts received by it from FRIC, interest, carrying or other financing charges in connection with excess amounts expended, or the Distributor's overhead expenses. However, the Distributor may be able to recover such amount or may earn a profit from future payments made by FRIC under the Distribution Plan. The Distributor has advised the Trustees that it does not expect that payments made by FRIC under the Distribution Plan during the Guarantee Period will exceed the up-front costs to be incurred by the Distributor in connection with its distribution activities related to Class B Shares of the RMMPP Fund during the RMMPP Fund's Offering Period.

With respect to Class B Shares of the RMMPP Fund, the Distribution Plan provides that FRIC, on behalf of the RMMPP Fund, will pay a fee to the Distributor for activities, services or expenses primarily intended to result in the sale of Class B shares of the RMMPP Fund. This fee will accrue daily at the annual rate of 0.75% of the RMMPP Fund's average daily net assets attributable to the Class B Shares of the RMMPP Fund and will be payable monthly in arrears.

For the RMMPP Fund, the Distribution Plan does not provide for the RMMPP Fund to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years. A quarterly report of the amounts expended under the Distribution Plan, and the purposes for which such expenditures are incurred, must be made to the Trustees for their review. Any amendment to increase materially the costs that Class B Shares may bear for distribution pursuant to the Distribution Plan shall be effective upon a 1940 Act Vote of shareholders and a vote of the Trustees, including a majority of the Independent Trustees, in accordance with Rule 12b-1. To remain in effect, the Distribution Plan must be approved annually by a vote of the Trustees, including a majority of the Independent Trustees. Also, any material amendments must be approved by a vote of the Trustees, including a majority of the Independent Trustees. While the Distribution Plan is in effect, the selection and nomination of the Independent Trustees shall be committed to the discretion of such Independent Trustees.

With respect to Class B Shares of the RMMPP Fund, the Distribution Plan and the related agreements (including any Selling Agent Agreements, as defined below) permit the Distributor to sell its right to receive distribution fees under the Distribution Plan and contingent deferred sales charges to third parties to finance the payment of commissions to brokers at the time of sale and other distribution-related expenses. For the RMMPP Fund, the Distribution Plan is terminable, without penalty at any time by (a) a vote of a majority of the Independent Trustees, or (b) a 1940 Act Vote. With respect to Class B Shares issued and outstanding at the time of any such termination, the obligation of FRIC to make payments with respect to expenses incurred in connection with those Shares prior to any termination, pursuant to the terms of the Distribution Plan, will continue beyond the termination of the Distribution Plan itself, unless the Distribution Plan is terminated in a manner that also constitutes a "Complete Termination." A Complete Termination is defined by the Distribution Plan to mean a termination of the Distribution Plan for the RMMPP Fund along with (a) the complete cessation of the payment of distribution fees in respect of all Class B Shares of the RMMPP Fund, and (b) the complete cessation of the payment of all "asset based sales charges" (as such term defined in the NASD Conduct Rules) or similar fees pursuant to any other 12b-1 distribution plan under the 1940 Act in respect of Class B Shares of the RMMPP Fund and any successor fund acquiring a substantial portion of the assets of the RMMPP Fund and for every future class of shares of the RMMPP Fund which has substantially similar characteristics to the Class B Shares of the Fund taking into account the manner of payment and amount of sales charge, contingent deferred sales charge or other similar charges borne directly or indirectly by the holders of such shares, (c) a determination by the Trustees, including a majority of the Independent Trustees, that such termination is in the best interest of the Fund and the shareholders of the Fund taking into account to the extent appropriate in the judgment of the Trustees the impact of such decision on the Distributor's ability to finance distribution costs for the Class B shares of the RMMPP Fund in the future, and
(d) such termination does not alter the contingent deferred sales charges in effect immediately prior to such termination applicable to then issued and outstanding Shares on which such charges would have been due had the termination not occurred.

Selling Agent Agreements for Multiple Class Funds
Under the Distribution Plan the RMMPP Fund may also enter into agreements ("Selling Agent Agreements") with Financial Intermediaries and with the Distributor to provide sales support services with respect to Fund Shares held by or for the customers of the Financial Intermediaries. Financial Intermediaries that have entered into Selling Agent Agreements are referred to in this Statement as "Selling Agents."

Under the Distribution Plan, the Class A Shares accrued no expenses, and the Class B Shares accrued expenses in the amount of $461,172, payable as compensation to the Distributor, for the period from January 21, 2003 (commencement of operations) to October 31, 2003 (these amounts were for compensation for dealers).

SHAREHOLDER SERVICES PLANS. A majority of the Trustees, including a majority of the Independent Trustees, adopted a Shareholder Services Plan for certain classes of Shares of the RMMPP Fund on November 25, 2002. This plan is referred to as the "Service Plan."

Under the Service Plan, FRIC may compensate the Distributor or any investment advisers, banks, broker-dealers, financial planners or other financial institutions that are dealers of record or holders of record or that have a servicing relationship with the beneficial owners or record holders of Shares of the Class A or Class B, offering such Shares ("Servicing Agents"), for any activities or expenses primarily intended to assist, support or service their clients who beneficially own or are primarily intended to assist, support or service their clients who beneficially own or are record holders of Shares of FRIC's Class A or Class B. Such payments by FRIC will be calculated daily and paid quarterly at a rate or rates set from time to time by the Trustees, provided that no rate set by the Trustees for any Class A or Class B Shares may exceed, on an annual basis, 0.25% of the average daily net asset value of the Fund's Shares.

Among other things, the Service Plan provides that (1) the Distributor shall provide to FRIC's officers and Trustees, and the Trustees shall review at least quarterly, a written report of the amounts expended by it pursuant to the Service Plan, or by Servicing Agents pursuant to Service Agreements, and the purposes for which such expenditures were made; (2) the Service Plan shall continue in effect for so long as its continuance is specifically approved at least annually by the Trustees, and any material amendment thereto is approved by a majority of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose; (3) while the Service Plan is in effect, the selection and nomination of the Independent Trustees shall be committed to the discretion of such Independent Trustees; and (4) the Service Plan is terminable, as to a Multiple Class Fund's Shares, by a vote of a majority of the Independent Trustees.

Under the Service Plan, the Fund's Class A and Class B Shares accrued expenses in the following amounts payable to the Distributor, for the period from January 21, 2003 (commencement of operations) to October 31, 2003:


                                                              Class A           Class B
                  RMMPP Fund                                  $7,258            $153,724

FUND EXPENSES. The Fund will pay all its expenses other than those expressly assumed by FRIMCo. The principal expense of the Fund is the annual advisory fee and the annual administrative fee, each payable to FRIMCo. The Fund's other expenses include: fees for independent accountants, legal, transfer agent, registrar, custodian, dividend disbursement, portfolio and shareholder recordkeeping services, and maintenance of tax records; state taxes; brokerage fees and commissions; insurance premiums; association membership dues; fees for filing of reports and registering Shares with regulatory bodies; and such extraordinary expenses as may arise, such as federal taxes and expenses incurred in connection with litigation proceedings and claims and the legal obligations of FRIC to indemnify the Trustees, officers, employees, shareholders, distributors and agents with respect thereto.

Whenever an expense can be attributed to the Fund, the expense is charged to the Fund. Other common expenses are allocated among the FRIC Funds based primarily upon their relative net assets through the Guarantee Maturity Date.

As of the date of this Statement, FRIMCo has contractually agreed to waive and/or reimburse all or a portion of its aggregate combined advisory and administrative fees with respect to the Fund.

PURCHASE, EXCHANGE AND REDEMPTION OF FUND SHARES. As described in the Prospectus, the Fund provides you with different classes of shares based upon your individual investment needs. However, shares of the Fund are not currently being offered.

Each class of shares of the Fund represents an interest in the same portfolio of investments. Each class is identical in all respects except that each class bears its own class expenses, including distribution and service fees, and each class has exclusive voting rights with respect to any service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary for each class of shares. There are no conversion, preemptive or other subscription rights, except that Class B shares of the RMMPP Fund automatically convert to Class A shares in eight years.

Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. The expenses that may be borne by specific classes of shares may include (i) transfer agency fees attributable to a specific class of shares, (ii) payments pursuant to a distribution plan or shareholder services plan for that specific class, (iii) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class of shares, (iv) SEC and state securities registration fees incurred by a specific class, (v) the expense of administrative personnel and services required to support the shareholders of a specific class of shares, (vi) litigation or other legal expenses relating to a specific class of shares, (vii) audit or accounting expenses relating to a specific class of shares, (viii) the expense of holding meetings solely for shareholders of a specific class and (ix) any additional incremental expenses subsequently identified and determined to be properly allocated to one or more classes of shares.

The following classes of shares are available for purchase. See the Prospectus for a discussion of factors to consider in selecting which class of shares to purchase and for applicable service/distribution fees.

Class A Shares of the RMMPP Fund

Class A shares are sold to investors at the public offering price, which is the net asset value plus an initial sales charge as follows.

The Fund receives the entire net asset value of all Class A shares that are sold. The Distributor retains the full applicable sales charge from which it pays the uniform reallowances shown in the table below.


                                                                                                               Broker/Dealer
                                                         Sales charge               Sales charge                commission
Amount of                                                  as a % of                  as a % of                 as a % of
your investment                                         offering price             your investment            offering price

Less than $25,000.................................          5.00%                      5.26%                      4.50%
$25,000 to less than $50,000......................          4.25%                      4.44%                      3.83%
$50,000 to less than $100,000.....................          3.75%                      3.90%                      3.38%
$100,000 to less than $250,000....................          3.25%                      3.36%                      2.93%
$250,000 to less than $500,000....................          2.75%                      2.83%                      2.48%
$500,000 to less than $1,000,000                            2.00%                      2.04%                      1.80%
$1,000,000 or more................................            --0--*                     --0--*                 up to 1.00%


* Purchases of Class A shares of $1,000,000 or more will be made at net asset value without any initial sales charge, but will be subject to a Deferred Sales Charge of 1.00% on the lower of the offering price or current net asset value on redemptions made within 12 months of purchase. The Deferred Sales Charge on Class A shares is retained by the Distributor at the time of redemption. The Deferred Sales Charge is waived in the same circumstances in which the Deferred Sales Charge applicable to Class B shares is waived. See "Deferred Sales Charge Provisions" and "Waivers of Deferred Sales Charge" below.

Financial intermediaries receive up to 90% of the sales charge and may be deemed to be underwriters of the Fund as defined in the Securities Act. The reduced sales charges shown above apply to the aggregate of purchases of Class A shares made at one time by "any person," which includes an individual and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account. Financial intermediaries that sell Class A shares will also receive the shareholder services fee payable under the RMMPP Fund's shareholder services plan at an annual rate equal to 0.25% of the average daily net assets represented by Class A shares sold by them.

  Class B Shares of the RMMPP Fund

Class B shares are sold without an initial sales charge but are subject to a Deferred Sales Charge payable upon certain redemptions. See "Deferred Sales Charge Provisions" below.

The Distributor pays out of its own assets (and not out of the RMMPP Fund's assets) a sales commission of up to 4.00% of the purchase price of the Class B shares to financial intermediaries at the time of sales. The Distributor retains the 0.75% Rule 12b-1 distribution fees paid by the RMMPP Fund and any contingent deferred sales charges on Class B shares to recoup a portion of the sales commission paid at the time of sale plus financing costs. Financial intermediaries that sell Class B shares will also receive the shareholder services fee payable under the RMMPP Fund's shareholder services plan at an annual rate equal to 0.25% of the average daily net assets represented by Class B shares sold by them. The distributor may assign its rights to receive 12b-1 fees and service fees to third parties.

Sales Charge Waivers and Reductions applicable to the RMMPP Fund

   Initial Sales Charge Waivers. Purchases of Class A shares may be made at net asset value without an initial sales charge in the following circumstances:

   (a) sales to board members and employees of FRIC (including retired board members and employees); the immediate families of such persons (including the surviving spouse of a deceased board member or employee); and to a pension, profit-sharing or other benefit plan for such persons;

   (b) offers of Class A shares to any other investment company to effect the combination of such company with the Fund by merger, acquisition of assets or otherwise; and

   (c) purchases by shareholders who have redeemed Class A shares in a FRIC Fund and who wish to reinvest their redemption proceeds in another FRIC Fund, provided the reinvestment is made within 90 calendar days of the redemption.

   Cumulative Purchase Discount. The reduced sales load reflected in the sales charge tables applies to purchases of Class A shares of the RMMPP Fund made by related accounts on the same day through one Financial Intermediary. Investors must notify their Financial Intermediary at the time an order is placed for a purchase which would qualify for the reduced charge on the basis of same day purchases. Similar notification must be given in writing when such an order is placed by mail. The reduced sales charge will not be applied if such notification is not furnished at the time of the order. The reduced sales charge will also not be applied unless the records of the Distributor confirm the investor's representations concerning his holdings.

   Right of Accumulation. Class A shares of the RMMPP Fund may be purchased by any person at a reduced sales charge or at net asset value by accumulating the dollar amount of the new purchase and the total net asset value of all Class A shares of the RMMPP Fund owned by the investor or their immediate family. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter. Additional Information is available from the Fund or the investor's Financial Intermediary.

   Letter of Intent - Class A Shares. A Letter of Intent for an amount of $25,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the "Amount of Investment" as referred to in the preceding sales charge table includes (i) all Class A shares of the RMMPP Fund acquired during the term of the Letter plus (ii) the value of all Class A shares previously purchased and still owned. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. The term of the Letter will commence upon the date the Letter is signed, or at the option of the investor, up to 90 days before such date. With respect to any investment made prior to the Fund's guarantee period, the goal must be achieved prior to the commencement of the guarantee period. Please contact your financial intermediary to obtain a Letter of Intent application.

Deferred Sales Charge Provisions applicable to the RMMPP Fund. Deferred Sales Charge Shares are (a) Class B shares and (b) Class A shares that were purchased without an initial sales charge but are subject to a Deferred Sales Charge. A Deferred Sales Charge may be imposed on certain redemptions of these shares.

Any applicable deferred sales charge on the RMMPP Fund's Class B shares will be assessed on the original cost of the shares being redeemed. Any applicable Deferred Sales Charge on the RMMPP Fund's Class A shares will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. Deferred Sales Charge Shares that are redeemed will not be subject to a Deferred Sales Charge to the extent that the value of such shares represents: (a) capital appreciation of Fund assets; (b) reinvestment of dividends or capital gain distributions; (c) with respect to Class B shares, shares redeemed more than five years after purchase; or (d) with respect to Class A shares that are Deferred Sales Charge Shares, shares redeemed more than 12 months after their purchase.

In determining the applicability and rate of any deferred sales charge at redemption, shares not subject to the deferred sales charge will be redeemed first, followed by those Deferred Sales Charge Shares that have been held for the longest period. The deferred sales charge is deducted from the proceeds of the redemption, not from the amount remaining in your account. The deferred sales charge may be waived in certain circumstances. See "Waivers of Deferred Sales Charges" for more information.

Class A shares that are Deferred Sales Charge Shares are subject to a 1.00% Deferred Sales Charge if redeemed within 12 months of purchase. In circumstances in which the Deferred Sales Charge is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for the purpose of determining the number of years since a payment, all purchases will be aged to the exact date one year later. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders.


       Year Since Purchase Payment Was Made              Deferred Sales Charge

       1st                                                   5%
       2nd                                                   4%
       3rd                                                   4%
       4th                                                   3%
       5th                                                   3%
       6th and thereafter                                    None

Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to the higher Class B share distribution fees. There will also be converted at that time such proportion of Class B Dividend Shares (Class B shares that were acquired through the reinvestment of dividends and distributions) owned by the shareholder as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B Dividend Shares) owned by the shareholder.

The conversion of Class B shares to Class A shares after eight years is subject to the Internal Revenue Service's continued position that the conversion of Class B shares is not subject to federal income tax. In the event the Internal Revenue Service no longer takes this position, the automatic conversion feature may be suspended, in which event no further conversions of Class B shares would occur while such suspension remained in effect. At your option, Class B shares may still be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of sales charge or fee; however, such an exchange could constitute a taxable event for you, and absent such an exchange, Class B Shares would continue to be subject to higher expenses for longer than eight years.

The length of time that Deferred Sales Charge Shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in another FRIC Fund, and shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. There are currently no exchange privileges for Class A or Class B. For Federal income tax purposes, the amount of the Deferred Sales Charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any Deferred Sales Charge will be paid to the Funds' Distributor.

To provide an example, assume an investor purchased 100 Class B shares of the RMMPP Fund at $10 per share for a cost of $1,000. Subsequently, the investor acquired five additional shares of the Fund through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The Deferred Sales Charge would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total Deferred Sales Charge of $9.60.

Waivers of Deferred Sales Charge applicable to the RMMPP Fund. The Deferred Sales Charge will be waived on: (a) exchanges (there is currently no exchange privilege for the Class A or B Shares of the RMMPP Fund); (b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences; (c) redemptions of shares within 12 months following the death or disability of the shareholder;
(d) redemptions of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 59 1/2; (e) involuntary redemptions; (f) redemptions of shares to effect a combination of a Fund with any investment company by merger, acquisition of assets or otherwise; and (g) involuntary redemptions of small account balances. If the RMMPP Fund liquidates prior to the commencement of its post-guarantee period, no Deferred Sales Charge will apply. In addition, a shareholder who has redeemed shares from another FRIC Fund may, under certain circumstances, reinvest all or part of the redemption proceeds within 90 days and receive pro rata credit for any Deferred Sales Charge imposed on the prior redemption.

Deferred Sales Charge waivers may be granted subject to confirmation of the shareholder's status or holdings.

Uncashed Checks. Please make sure you promptly cash checks issued to you by the Fund. If you do not cash a dividend, distribution, or redemption check, the Fund will act to protect itself and you. This may include restricting certain activities in your account until the Fund is sure that it has a valid address for you. After 180 days, the Fund will no longer honor the issued check and, after attempts to locate you, the Fund will follow governing escheatment regulations in disposition of check proceeds. No interest will accrue on amounts represented by uncashed checks.

VALUATION OF FUND SHARES. The net asset value per share is calculated for each Fund Class on each business day on which Shares are offered or orders to redeem are tendered. A business day is one on which the New York Stock Exchange ("NYSE") is open for regular trading. Currently, the NYSE is open for trading every weekday except New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Net asset value per share is computed for each class of Shares of the Fund by dividing the current value of the Fund's assets attributable to each class of Shares, less liabilities attributable to that class of Shares, by the number of each individual class of Shares of the Fund outstanding, and rounding to the nearest cent.

VALUATION OF PORTFOLIO SECURITIES. With the exceptions noted below, the Fund values its portfolio securities at "fair market value." This generally means that equity securities listed and principally traded on any national securities exchange are valued on the basis of the last sale price or, if there were no sales, at the closing bid price, on the primary exchange on which the security is traded. Equity securities traded over-the-counter ("OTC") are valued on the basis of official closing price. Fixed-income securities are valued on the basis of the closing bid price, and options and futures contracts are valued on the basis of last sale price or settlement price for futures.

Because many fixed-income securities do not trade each day, last sale or bid prices often are not available. As a result, these securities may be valued using prices provided by a pricing service when the prices are believed to be reliable--that is, when the prices reflect the fair market value of the securities.

International equity securities traded on a national securities exchange or OTC are valued on the basis of official closing price.

Short Term Securities maturing within 60 days at the time of purchase held by the Fund are valued using the amortized cost method. Under this method, a portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed unless the Board determines that amortized cost does not represent fair value. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price the Fund would receive if it sold the instrument. The Fund utilizes the amortized cost valuation method in accordance with Rule 2(a)-7 of the 1940 Act. The money market instruments are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value.

The Fund may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith and pursuant to procedures established by the Board. In such event, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board.

PORTFOLIO TRANSACTION POLICIES. The Fund trades actively to realize gains and/or to increase yields on investments by trading to take advantage of short-term market variations. This policy is expected to result in high portfolio turnover for the Fund.

The portfolio turnover rates for the Fund are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. Decisions to buy and sell securities for the Fund are made by a money manager independently from other money managers. Thus, one money manager could decide to sell a security when another money manager for the Fund decides to purchase the same security, thereby increasing the Fund's portfolio turnover ratios and brokerage commissions. The Fund's changes of money managers may also result in a significant number of portfolio sales and purchases as the new money manager restructures the former money manager's portfolio.

The Fund does not give significant weight to attempting to realize long-term capital gains when making portfolio management decisions.

PROXY VOTING POLICIES AND PROCEDURES. The Board has delegated to FRIMCo, as FRIC's investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Fund may be invested. FRIMCo has established a proxy voting committee ("Committee") and has adopted written proxy voting policies and procedures ("P&P") and proxy voting guidelines ("Guidelines"). FRIMCo has also hired a third party service provider to serve as proxy administrator ("Administrator"), although FRIMCo (whether acting directly or through the Committee) retains final authority with respect to proxy voting.

The P&P are designed to ensure that proxy voting decisions are made in accordance with the best interests of FRIMCo's clients and to enable the Committee to resolve any material conflicts of interest between FRIMCo's clients on the one hand, and FRIMCo or its affiliates, on the other, before voting proxies with respect to a matter in which such a conflict may be present. Conflicts are addressed in the P&P by requiring the implementation of a process requiring additional diligence and documentation if ballots are not voted in accordance with the Guidelines or pursuant to the recommendation of the Proxy Administrator.

The Guidelines address matters that are commonly submitted to shareholders of a company for voting, such as issues relating to corporate governance, auditors, the board of directors, capital structure, executive and director compensation, and mergers and corporate restructurings. Subject to the supervision and oversight of the Committee, and the authority of the Committee to intervene with respect to a particular proxy matter, the Administrator is obligated to vote all proxies as set forth in the Guidelines. Where a voting matter is not specifically addressed in the Guidelines or there is a question as to the outcome, the Administrator is obligated to request additional direction from the Committee. The Administrator is obligated to maintain records of all votes received, all votes cast and other relevant information.

Beginning in late August 2004, information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available at http://www.russell.com and on the SEC's website at http://www.sec.gov.

PORTFOLIO TURNOVER RATE. The portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular year, by the monthly average value of the portfolio securities owned by the Fund during the past 13 months. For purposes of determining the rate, all short-term securities, including options, futures, forward contracts, and repurchase agreements, are excluded. Significant variations in the portfolio turnover rates for any Fund generally are primarily attributable to money manager changes, market volatility, and/or duration of portfolio investments.

The portfolio turnover rate for the period from January 21, 2003 (commencement of operations) to October 31, 2003 for the Fund was 38.14%.

A high portfolio turnover rate generally will result in higher brokerage transaction costs and may result in higher levels of realized capital gains or losses with respect to the Fund's portfolio securities (see "Taxes").

BROKERAGE ALLOCATIONS. Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is made either by the money manager or by FRIMCo. FRIC's arrangements with FRIMCo and the money managers provide that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek the best overall terms available to the Fund. The factors that may be considered in assessing the best overall terms available for any transaction include the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, the reasonableness of the commission, if any (for the specific transaction and on a continuing basis) and the value research services (as that term is defined in Section 28(e) of the Securities Exchange Act of 1934). In assessing whether the best overall terms have been obtained, FRIMCo and the money managers are not obligated to select the broker offering the lowest commission. Any commission, fee or other remuneration paid to an affiliated broker-dealer is paid in compliance with FRIC's procedures adopted in accordance with Rule 17e-1 of the 1940 Act.

FRIMCo or a money manager may effect portfolio transactions for the segment of the Fund's portfolio assigned to the money manager with a broker-dealer affiliated with FRIMCo or the money manager, as well as with brokers affiliated with other money managers.

The Fund will effect transactions through Frank Russell Securities, Inc. ("FRS") and its global network of correspondent brokers. FRS is an affiliate of FRIMCo. Trades placed through FRS and its correspondents are used to obtain either research services for FRIMCo, to assist it in its capacity as a manager of managers, to generate commission rebates to the Fund on whose behalf the trades were made or to manage trading associated with changes in managers, rebalancing across existing managers, cash flows and other portfolio transitions. For purposes of trading to obtain research services for FRIMCo or to generate commission rebates to the Fund, the Fund's money managers are requested to and FRIMCo may, with respect to transactions it places, effect transactions with or through FRS and its correspondents only to the extent that the Funds will receive competitive execution, price and commissions. Research services provided to FRIMCo by FRS include performance measurement statistics, fund analytics systems and market monitoring systems. Research services will generally be obtained from unaffiliated third parties at market rates. Research provided to FRIMCo will benefit the Fund generating the trading activity, but may also benefit other FRIC Funds and other funds and clients managed or advised by FRIMCo or its affiliates. Similarly, the Fund will benefit from research provided with respect to trading by those other funds and clients. A portion of the research services will be obtained at cost from Russell/Mellon Analytical Services, Inc. ("RMAS"), an affiliate of FRIMCo. RMAS is a joint venture between FRC and Mellon

Bank, and is a major supplier of investment analytics to the investment management industry world-wide. In some cases, research may also be provided by non-affiliated brokers.

Decisions concerning the acquisition of research services by FRIMCo are approved and monitored by a FRC Soft Dollar Committee, which consists principally of individual employees in research and investment management roles. The committee acts as an oversight body with respect to the provision of all research services to FRIMCo using soft dollars generated by funds managed by FRC affiliates, including the Fund. In addition, the committee is charged with setting an annual soft dollar budget with respect to research purchases.

FRS also rebates to the Fund a portion of commissions earned on certain trading by the Fund through FRS and its correspondents in the form of commission recapture. Commission recapture is paid solely to those FRIC Funds generating the applicable trades. Commission recapture is generated on the instructions of the Soft Dollar Committee once FRIMCo's research needs have been met.

FRS retains a portion of all commissions generated, regardless of whether the trades were used to provide research services to FRIMCo or commission recapture to the Fund. Trades through FRS for transition services are at ordinary and customary commission rates and do not result in commission rebates.

Additionally, a money manager may independently effect transactions through FRS or a broker affiliated with the money manager or another money manager to obtain research services for its own use. Research services provided to a money manager will benefit the Fund in instances where the Fund is generating the trading activity but may also benefit other funds and clients managed or advised by the money manager. Similarly, the Fund may benefit from research services provided with respect to trading by those other funds and clients.

BROKERAGE COMMISSIONS. The Board reviews, at least annually, the commissions paid by the Fund to evaluate whether the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to the Fund. FRC maintains an extensive database showing commissions paid by institutional investors, which is the primary basis for making this evaluation. Certain services received by FRIMCo or money managers attributable to a particular transaction may benefit one or more other accounts for which investment discretion is exercised by the money manager, or a FRIC Fund other than that for which the particular portfolio transaction was effected. The fees of the money managers are not reduced by reason of their receipt of such brokerage and research services.

During the period from January 21, 2003 (commencement of operations) to October 31, 2003, the total brokerage commissions paid by the Fund was $64,840.

During the period from January 21, 2003 (commencement of operations) to October 31, 2003, approximately $13,000 of the brokerage commissions of the Fund were directed to brokers who provided research services to FRIMCo. The research services included industry and company analysis, portfolio strategy reports, economic analysis, and statistical data pertaining to the capital markets.

Gross brokerage commissions received by affiliated broker/dealers from affiliated and non-affiliated money managers for the period from January 21, 2003 (commencement of operations) to October 31, 2003 from portfolio transactions effected for the Fund, were as follows:


                                                  2003
---------------------------------- ------------------------------------
---------------------------------- ----------------- ------------------
                                                        Percent of
                                                           Total
Affiliated Broker/Dealer             Commissions        Commissions
---------------------------------- ----------------- ------------------
---------------------------------- ----------------- ------------------
Frank Russell Securities                 $49,264              0.70%
---------------------------------- ----------------- ------------------

The percentage of total affiliated transactions (relating to trading activity) to total transactions during the period from January 21, 2003 (commencement of operations) to October 31, 2003 for the Fund was 0.70%.

During the period from January 21, 2003 (commencement of operations) to October 31, 2003, the Fund purchased securities issued by the following regular brokers or dealers as defined by Rule 10b-1 of the 1940 Act, each of which is one of the Fund's ten largest brokers or dealers by dollar amounts of securities executed or commissions received on behalf of the Funds. The value of broker dealer securities held as of October 31, 2003, was as follows: $316,602 with respect to Merrill Lynch.

At October 31, 2003, the Fund did not have any holding in its following remaining top 10 broker dealers:

         Credit Suisse First Boston Corporation
         Deutsche Bank Securities, Inc.
         Goldman Sachs and Co.
         Investment Technology Group, Inc.
         Jefferies Company, Inc.
         Lehman Brothers, Inc.
         Morgan Stanley Co., Inc.
         UBS Warburg LLC
         Frank Russell Securities, Inc.

            INVESTMENT RESTRICTIONS, POLICIES AND CERTAIN INVESTMENTS

The Fund's investment objective is "fundamental." A fundamental investment objective may only be changed with the approval of a majority of the Fund's shareholders. Certain investment policies and restrictions may be "non-fundamental," which means that they may be changed without the approval of a majority of the Fund's shareholders. The vote of a majority of the outstanding voting securities of the Fund means the vote of the lesser of (a) 67% or more of the voting securities of the Fund present at the meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or (b) more than 50% of the outstanding voting securities of the Fund. Other policies and restrictions may be changed by the Fund without shareholder approval. The Fund's investment objectives are set forth in the Prospectus.

INVESTMENT RESTRICTIONS. The Fund is subject to the following fundamental investment restrictions. Unless otherwise noted, these restrictions apply at the time an investment is being made.

The Fund may not:

       1. Purchase securities if, as a result of such purchase, the Fund's investments would be concentrated, within the meaning of the 1940 Act, in securities of issuers in a particular industry or group of industries. Investments in other investment companies shall not be considered an investment in any particular industry or group of industries for purposes of this investment restriction. This investment restriction shall not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

       2. Purchase or sell real estate; provided that the Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

       3. Purchase or sell commodities except that the Fund may purchase or sell currencies, may enter into futures contracts on securities, currencies and other indices or any other financial instruments, and may purchase and sell options on such futures contracts.

       4. Borrow money, except that the Fund may borrow money to the extent permitted by the 1940 Act, or to the extent permitted by any exemptions therefrom which may be granted by the SEC.

       5. Act as an underwriter except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

       6. Make loans to other persons except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment objectives and policies, (c) to the extent the entry into a repurchase agreement is deemed to be a loan, or (d) to affiliated investment companies to the extent permitted by the 1940 Act or any exemptions therefrom that may be granted by the SEC.

       7. Issue securities senior to the Fund's presently authorized shares of beneficial interest except that this restriction shall not be deemed to prohibit the Fund from (a) making any permitted borrowings, loans, mortgages  or pledges,  (b) entering  into  options,  futures  contracts, forward contracts, repurchase transactions, or reverse repurchase transactions, or (c) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder.

With regard to investment restriction 1, above, the staff of the SEC has taken the position that a fund is concentrated if it invests more than 25% of the value of its total assets in any one industry or group of industries. With regard to investment restriction 4, above, this restriction applies constantly and not only at the time a borrowing is made.

The Fund is also subject to the following non-fundamental investment restriction (one that can be changed by the Trustees without shareholder approval). Unless otherwise noted, this restriction applies at the time an investment is being made.

       No Fund may borrow money for purposes of leveraging or investment.

Under the 1940 Act, the Fund is presently permitted to borrow up to 5% of its total assets from any person for temporary purposes, and may also borrow from banks, provided that if borrowings exceed 5%, the Fund must have assets totaling at least 300% of the borrowing when the amount of the borrowing is added to the company's other assets. Put another way, an investment company may borrow, in the aggregate, from banks and others, amounts up to one-third (33 1/3%) of its total assets (including those assets represented by the borrowing).

A Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. During these times, a Fund may invest up to 100% of its assets in cash or cash equivalents, shares of money market mutual funds, commercial paper, zero coupon bonds, repurchase agreements, and other securities FRIMCo believes to be consistent with the Fund's best interests. During a period in which the Fund takes a temporary defensive position, the Fund may not achieve its investment objective.


INVESTMENT POLICIES.

The investment objective and principal investment strategies for the Fund are provided in its Prospectus. The following tables illustrate the investments that the Fund primarily invests in or is permitted to invest in. The Fund may not invest in all of the investments listed below. Additionally, during its Guarantee Period, the RMMPP Fund is not permitted by the terms of the Financial Guarantee Agreement executed in connection with the financial guarantee insurance policy obtained by the Fund to invest in all the securities and utilize all the techniques described below and in the Prospectus.


                                  Multi-Manager
      Type of Portfolio             Principal
                                    Protected
           Security                    Fund

------------------------------- -------------------
------------------------------- -------------------
Common stocks.................          X
------------------------------- -------------------
------------------------------- -------------------
Common stock equivalents
------------------------------- -------------------
------------------------------- -------------------
  (warrants)..................
------------------------------- -------------------
------------------------------- -------------------
  (options)...................
------------------------------- -------------------
------------------------------- -------------------
  (convertible debt
  securities).................
------------------------------- -------------------
------------------------------- -------------------
  (depository receipts).......          X
------------------------------- -------------------
------------------------------- -------------------
Preferred stocks..............          X
------------------------------- -------------------
------------------------------- -------------------
Equity derivative securities..          X
------------------------------- -------------------
------------------------------- -------------------
Debt securities (below
  investment grade or junk
  bonds)......................
------------------------------- -------------------
------------------------------- -------------------
US government securities......          X
------------------------------- -------------------
------------------------------- -------------------
Municipal obligations.........
------------------------------- -------------------
------------------------------- -------------------
Investment company
  Securities (including ETFs).          X
------------------------------- -------------------
------------------------------- -------------------
Foreign securities............          X
------------------------------- -------------------


Other Investment Practices

The Fund uses investment techniques commonly used by other mutual funds. The table below summarizes the principal investment practices of the Fund, each of which may involve certain special risks. The Glossary located at the back of this Statement describes each of the investment techniques identified below.

                                Multi-Manager
     Type of Portfolio       Principal Protected
         Security                   Fund

---------------------------- --------------------
---------------------------- --------------------
Cash reserves..............           X
---------------------------- --------------------
---------------------------- --------------------
Repurchase agreements(1)...           X
---------------------------- --------------------
---------------------------- --------------------
When-issued and forward
commitment securities......
---------------------------- --------------------
---------------------------- --------------------
Reverse repurchase
Agreements.................           X
---------------------------- --------------------
---------------------------- --------------------
Lending portfolio
securities
not to exceed 33 1/3%
of total Fund assets.......           X
---------------------------- --------------------
---------------------------- --------------------
Illiquid securities
(limited
to 15% of the Fund's net
assets)....................           X
---------------------------- --------------------
---------------------------- --------------------
Forward currency
contracts..................
---------------------------- --------------------
---------------------------- --------------------
Write (sell) call and put
options on securities,
securities indexes and/or
foreign currencies(2)......           X
---------------------------- --------------------
---------------------------- --------------------
Purchase options on
securities, securities
indexes, and/or
currencies(2)..............           X
---------------------------- --------------------
---------------------------- --------------------
Interest rate futures
contracts, stock index
futures contracts, foreign
currency contracts and
options on futures(3)......           X
---------------------------- --------------------
---------------------------- --------------------
Liquidity portfolio........           X
---------------------------- --------------------

--------------
(1) Under the 1940 Act, repurchase agreements are considered to be loans by the Fund and must be fully collateralized by collateral assets. If the seller defaults on its obligations to repurchase the underlying security, the Fund may experience delay or difficulty in exercising its rights to realize upon the security, may incur a loss if the value of the security declines and may incur disposition costs in liquidating the security.
(2) The Fund will only engage in options where the options are traded on a national securities exchange or in an over-the-counter market. The Fund may invest up to 5% of its net assets, represented by the premium paid, in call and put options. The Fund may write a call or put option to the extent that the aggregate value of all securities or other assets used to cover all such outstanding options does not exceed 25% of the value of its net assets.
(3) The Fund does not enter into any futures contracts or related options if the sum of initial margin deposits on futures contracts, related options (including options on securities, securities indexes and currencies) and premiums paid for any such related options would exceed 5% of its total assets. The Fund does not purchase futures contracts or related options if, as a result, more than one-third of its total assets would be so invested.

Cash Reserves. The Fund at times has to sell portfolio securities in order to meet redemption requests. The selling of securities may affect the Fund's performance since securities are sold for other than investment reasons. The Fund can avoid selling its portfolio securities by holding adequate levels of cash to meet anticipated redemption requests ("cash reserves"). The cash reserves may also include cash awaiting investment or to pay expenses. The Fund intends to be fully invested at all times. To do so, FRIMCo or a money manager invests the Fund's cash reserves in short term instruments, including certain FRIC money market funds. In addition to investing in such short term investments, FRIMCo may use an overlay strategy for the Fund's cash reserves by exposing those reserves to the performance of appropriate markets by purchasing equity or fixed income securities and/or derivatives including index future contracts, index options and/or index swaps in amounts that expose the cash reserves to the performance of the relevant index. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets while enabling the Fund to hold cash.

The Fund and its money managers may elect to invest its cash reserves in one or more of FRIC's money market funds pursuant to exemptive relief from the SEC. The relief requires that any investment of its cash reserves in affiliated money market funds will not exceed 25% of the investing Fund's total assets. Those money market funds seek to maximize current income to the extent consistent with the preservation of capital and liquidity, and the maintenanceof a stable $1.00 per share net asset value by investing solely in short-term money market instruments. The Fund will invest cash reserves in one or more of FRIC's money market funds only so long as it does not adversely affect the portfolio management and operations of the money market funds and FRIC's other Funds. Those money market funds, and the FRIC Funds investing in them, treat such investments as the purchase and redemption of the money market funds' shares. Any FRIC Fund investing in a money market fund pursuant to this procedure participates equally on a pro rata basis in all income, capital gains, and net assets of the money market fund, and will have all rights and obligations of a shareholder as provided in FRIC's Master Trust Agreement, including voting rights. However, Shares of a money market fund issued to other FRIC Funds will be voted by the Trustees in the same proportion as the Shares of the money market fund that are held by shareholders that are not FRIC Funds. In addition to the advisory and administrative fees payable by the FRIC Funds to FRIMCo, each Fund that invests its cash reserves in one or more of FRIC's money market funds pursuant to the terms and conditions of an exemptive order will bear indirectly a proportionate share of that money market fund's operating expenses, which include the advisory and administrative fees that such money market fund pays to FRIMCo. Currently, the cash reserves for the RMMPP Fund are invested in FRIC's Money Market Fund or U.S. Government Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to FRIMCo on the uninvested cash balances invested in the Money Market and U.S. Government Money Market Funds are 0.10% (net of fee waivers and reimbursements) and 0.25%, respectively. The SEC exemptive order requires that the Fund's Board determine that the advisory fees incurred in connection with the investment of cash reserves in affiliated money market funds are not for duplicative services. Additionally, FRIMCo may expose the cash in the cash account that is part of the Fund's equity component not used to effect short-term changes in equity exposure to the performance of appropriate equity markets, usually by use of stock index futures contracts but the fund may also use exchange traded and over-the-counter options and equity index swaps. The Fund at times has to sell portfolio securities in order to meet redemption requests. The selling of securities may affect the Fund's performance since the money manager sells the securities for other than investment reasons. The Fund can avoid selling its portfolio securities by holding adequate levels of cash to meet anticipated redemption requests.

Russell 1000(R) Index. The Russell 1000(R) Index consists of the 1,000 largest US companies by capitalization. The Index does not include cross corporate holdings in a company's capitalization. For example, when IBM owned approximately 20% of Intel, only 80% of the total shares outstanding of Intel were used to determine Intel's capitalization. Also not included in the Index are closed-end investment companies, companies that do not file a Form 10-K report with the SEC, foreign securities and American Depository Receipts.

The Index's composition is changed annually to reflect changes in market capitalization and share balances outstanding. These changes are expected to represent less than 1% of the total market capitalization of the Index. Changes for mergers and acquisitions are made when trading ceases in the acquirer's shares. The 1,001st largest US company by capitalization is then added to the Index to replace the acquired stock.

FRC chooses the stocks to be included in the Index solely on a statistical basis and it is not an indication that FRC or FRIMCo believes that the particular security is an attractive investment.

CERTAIN INVESTMENTS.

Repurchase Agreements. The Fund may enter into repurchase agreements with the seller -- a bank or securities dealer -- who agrees to repurchase the securities at the Fund's cost plus interest within a specified time (normally one day). The securities purchased by the Fund have a total value in excess of the value of the repurchase agreement and are held by the Custodian until repurchased.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements to meet redemption requests where the liquidation of portfolio securities is deemed by the Fund's money manager to be inconvenient or disadvantageous. A reverse repurchase agreement is a transaction whereby the Fund transfers possession of a portfolio security to a bank or broker-dealer in return for a percentage of the portfolio securities' market value. The Fund retains record ownership of the security involved including the right to receive interest and principal payments. At an agreed upon future date, the Fund repurchases the security by paying an agreed upon purchase price plus interest. Liquid assets of the Fund equal in value to the repurchase price, including any accrued interest, will be segregated on the Fund's records while a reverse repurchase agreement is in effect.

Illiquid Securities. No more than 15% of the Fund's net assets (taken at current value) will be invested in securities, including repurchase agreements of more than seven days' duration, that are illiquid by virtue of the absence of a readily available market or because of legal or contractual restrictions on resale. In addition, the Fund will not invest more than 10% of its net assets (taken at current value) in securities of issuers which may not be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"). This 10% is counted towards the Fund's 15% limitation on illiquid securities. These policies do not include (1) commercial paper issued under
Section 4(2) of the 1933 Act, or (2) restricted securities eligible for resale to qualified institutional purchasers pursuant to Rule 144A under the 1933 Act that are determined to be liquid by the money managers in accordance with Board approved guidelines. These guidelines adopted by the Board for the determination of liquidity of securities take into account trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, the Fund's holding of that security may be illiquid. There may be undesirable delays in selling illiquid securities at prices representing their fair value.

The expenses of registration of restricted securities that are illiquid (excluding securities that may be resold by the Fund pursuant to Rule 144A, as explained in the Prospectus) may be negotiated at the time such securities are purchased by the Fund. When registration is required, a considerable period may elapse between a decision to sell the securities and the time the sale would be permitted. Thus, the Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. The Fund also may acquire, through private placements, securities having contractual resale restrictions, which might lower the amount realizable upon the sale of such securities.

Lending Portfolio Securities. Cash collateral received by the Fund when it lends its portfolio securities is invested in high-quality short-term debt instruments, short-term bank collective investment and money market mutual funds (including money market funds advised by FRIMCo for which FRIMCo receives a 0.10% advisory and administrative fee, net of fee waivers and reimbursements), and other investments meeting certain quality and maturity established by the Fund. Income generated from the investment of the cash collateral is first used to pay the rebate interest cost to the borrower of the securities then to pay for lending transaction costs, and then the remainder is divided between the Fund and the lending agent.

The Fund will retain most rights of beneficial ownership, including dividends, interest or other distributions on the loaned securities. Voting rights may pass with the lending. The Fund will call loans to vote proxies if a material issue affecting the investment is to be voted upon.

FRIC may incur costs or possible losses in excess of the interest and fees received in connection with securities lending transactions. Some securities purchased with cash collateral are subject to market fluctuations while a loan is outstanding. To the extent that the value of the cash collateral as invested is insufficient to return the full amount of the collateral plus rebate interest to the borrower upon termination of the loan, the Fund must immediately pay the amount of the shortfall to the borrower.

Options, Futures and Other Financial Instruments. The Fund may use various types of financial instruments, some of which are derivatives, to attempt to manage the risk of the Fund's investment or, in certain circumstances, for investment (e.g. as a substitute for investing in securities). These financial instruments include options, futures, forward contracts and swaps. Positions in these financial instruments, other than purchased options, expose the Fund to an obligation to another party. The Fund will not enter into any such transaction unless it owns (1) an offsetting ("covered") position in securities, currencies or other options, futures contracts or forward contracts or (2) cash or liquid assets with a value, marked to market daily, sufficient to cover their obligations to the extent not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, designate the prescribed amount of cash or liquid assets as segregated.

Assets used as cover or held as segregated cannot be sold while the position in the corresponding financial instrument is open unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Fund's assets to cover or to hold as segregated could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

Options And Futures. The Fund may purchase and sell (write) both call and put options on securities, securities indexes, and foreign currencies, and enter into interest rate, foreign currency and index futures contracts and purchase and sell options on such futures contracts for hedging purposes or to effect investment transactions consistent with the Fund's investment objective and strategies. If other types of options, futures contracts, or options on futures contracts are traded in the future, the Fund may also use those instruments, provided that FRIC's Board determines that their use is consistent with the Fund's investment objectives, and provided that their use is consistent with restrictions applicable to options and futures contracts currently eligible for use by the Fund (i.e., that written call or put options will be "covered" or "secured" and that futures and options on futures contracts will be for the purposes of hedging or effecting the Fund's permitted investment strategies, provided that initial margin and premiums required to establish such non-hedging positions will not exceed 5% of the Fund's net assets).

Options On Securities And Indexes. The Fund, except as noted above, may purchase and write both call and put options on securities and securities indexes in standardized contracts traded on foreign or national securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on a regulated foreign or national over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer. The Fund intends to treat options in respect of specific securities that are not traded on a national securities exchange and the securities underlying covered call options as not readily marketable and therefore subject to the limitations on the Fund's ability to hold illiquid securities. The Fund intends to purchase and write call and put options on specific securities.

Exchange listed options are issued by a regulated intermediary, such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. This discussion uses the OCC as an example but is also applicable to other financial intermediaries. With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although cash settlements may sometimes be available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in the money" (i.e. where the value of the underlying instruments exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

The Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. If one or more exchanges decide to discontinue the trading of options (or a particular class or series of options), the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

Over-the-counter options ("OTC Options") are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through a direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC Option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The staff of the SEC takes the position that OTC options and the assets used as "cover" for written OTC options are illiquid.

Unless the parties provide for it, there is no central clearing or guaranty function in an OTC Option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC Option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium paid for the option and any anticipated benefits of the transaction. Accordingly, FRIMCo or the money manager must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC Option will be satisfied. The Fund will engage in OTC Option transactions only with U.S. Government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions that have received (or the guarantors or the obligations of which have received) a short term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization or, in the case of OTC currency transactions, determined to be of equivalent credit by FRIMCo the money manager for the Fund.

An option on a security (or securities index) is a contract that gives the purchaser of the option, in return for a premium, the right (but not the obligation) to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise price at any time during the option period. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier (established by the exchange upon which the stock index is traded) for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specified group of financial instruments or securities, or certain economic indicators.) Options on securities indexes are similar to options on specific securities except that settlement is in cash and gains and losses depend on price movements in the stock market generally (or in a particular industry or segment of the market), rather than price movements in the specific security.

The Fund may purchase a call option on securities to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability or desire to purchase such securities in an orderly manner or employed as a cost-efficient alternative to acquiring the securities for which the option is intended to serve as a proxy. The Fund may purchase a put option on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate to one another.

The Fund will write call options and put options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount are placed in a segregated account by the Custodian) upon conversion or exchange of other securities held by the Fund. For a call option on an index, the option is covered if the Fund maintains with the Custodian liquid assets equal to the contract value.

A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (1) equal to or less than the exercise price of the call written, or (2) greater than the exercise price of the call written, provided the difference is maintained by the Fund in liquid assets in a segregated account with the Custodian. A put option on a security or an index is "covered" if the Fund maintains liquid assets equal to the exercise price in a segregated account with the Custodian. A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is
(1) equal to or greater than the exercise price of the put written, or (2) less than the exercise price of the put written, provided the difference is maintained by the Fund in liquid assets in a segregated account with the Custodian.

If an option written by the Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by the Fund expires unexercised, the Fund realizes a capital loss
(long or short-term depending on whether the Fund's holding period for the option is greater than one year) equal to the premium paid.

To close out a position when writing covered options, the Fund may make a "closing purchase transaction," which involves purchasing an option on the same security with the same exercise price and expiration date as the option which it previously wrote on the security. To close out a position as a purchaser of an option, the Fund may make a "closing sale transaction," which involves liquidating the Fund's position by selling the option previously purchased. The Fund will realize a profit or loss from a closing purchase or sale transaction depending upon the difference between the amount paid to purchase an option and the amount received from the sale thereof.

Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be affected when the Fund desires.

The Fund will realize a capital gain from a closing transaction on an option it has written if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. With respect to closing transactions on purchased options, the capital gain or loss realized will be short or long-term depending on the holding period of the option closed out. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

The premium paid for a put or call option purchased by the Fund is an asset of the Fund. The premium received for an option written by the Fund is recorded as a liability. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

Risks Associated With Options On Securities And Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment (i.e., the premium paid) on the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.

As the writer of a covered call option, the Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained a risk of loss should the price of the underlying security decline. Where the Fund writes a put option, it is exposed during the term of the option to a decline in the price of the underlying security.

If trading were suspended in an option purchased by the Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

Futures Contracts And Options On Futures Contracts. The Fund may invest in interest rate futures contracts, foreign currency futures contracts, or stock index futures contracts, and options thereon that are traded on a US or foreign exchange or board of trade or over-the-counter. An interest rate, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of financial instruments (such as GNMA certificates or Treasury bonds) or foreign currency or the cash value of an index at a specified price at a future date. A futures contract on an index (such as the S&P 500) is an agreement between two parties (buyer and seller) to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. In the case of futures contracts traded on US exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by delivery or purchase, as the case may be, of the financial instrument or by payment of the change in the cash value of the index. Although the value of an index may be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering several indexes as well as a number of financial instruments and foreign currencies. For example: the S&P 500; the Russell 2000(R); Nikkei 225; CAC-40; FT-SE 100; the NYSE composite; US Treasury bonds; US Treasury notes; GNMA Certificates; three-month US Treasury bills; Eurodollar certificates of deposit; the Australian Dollar; the Canadian Dollar; the British Pound; the German Mark; the Japanese Yen; the French Franc; the Swiss Franc; the Mexican Peso; and certain multinational currencies, such as the European Currency Unit ("ECU"). It is expected that other futures contracts will be developed and traded in the future.

Frequently, using futures to affect a particular strategy instead of using the underlying or related security or index will result in lower transaction costs being incurred.

The Fund may also purchase and write call and put options on futures contracts. Options on futures contracts possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. An option on a futures contract may be closed out (before exercise or expiration) by an offsetting purchase or sale of an option on a futures contract of the same series.

There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent the Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed.

The Fund will only enter into futures contracts or options on futures contracts which are standardized and traded on a US or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. The Fund will enter into a futures contract only if the contract is "covered" or if the Fund at all times maintains with its custodian liquid assets equal to or greater than the fluctuating value of the contract (less any margin or deposit). The Fund will write a call or put option on a futures contract only if the option is "covered." For a discussion of how to cover a written call or put option, see "Options on Securities and Indexes" above.

The Fund may enter into futures contracts and options on futures contracts for "bona fide hedging" purposes, as defined under the rules of the Commodity Futures Trading Commission (the "CFTC"). The Fund may also enter into futures contracts and options on futures contracts for non-hedging purposes provided the aggregate initial margin and premiums required to establish such non-hedging positions will not exceed 5% of the Fund's net assets.

As long as required by regulatory authorities, the Fund will limit its use of futures contracts and options on futures contracts to hedging transactions and, within such 5% limits, to effect investment transactions consistent with the Fund's investment objective and strategies. For example, the Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Fund's securities or the price of the securities which the Fund intends to purchase.

Additionally, the Fund may use futures contracts to create equity exposure for its cash reserves for liquidity purposes.

When a purchase or sale of a futures contract is made by the Fund, the Fund is required to deposit with the Custodian (or broker, if legally permitted) a specified amount of cash or US government securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Fund expects to earn interest income on its initial margin deposits.

A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund, but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Fund will mark-to-market its open futures positions.

The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

Limitations On Use Of Futures And Options On Futures Contracts. The Fund will not enter into a futures contract or futures option contract for purposes other than hedging if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are "in-the-money," would exceed 5% of the Fund's total assets. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

When purchasing a futures contract, the Fund will maintain (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price equal to or higher than the price of the contract held by the Fund.

When selling a futures contract, the Fund will maintain (and mark-to-market on a daily basis) liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in segregated liquid assets).

When selling a call option on a futures contract, the Fund will maintain (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may "cover" its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

When selling a put option on a futures contract, the Fund will maintain (and mark-to-market on a daily basis) liquid assets that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may "cover" the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

The Fund is limited in entering into futures contracts and options on futures contracts to positions which constitute "bona fide hedging" positions within the meaning and intent of applicable CFTC rules and, with respect to positions for non-hedging purposes, to positions for which the aggregate initial margins and premiums will not exceed 5% of the net assets of the Fund.

The requirements for qualification as a regulated investment company also may limit the extent to which the Fund may enter into futures, options on futures contracts or forward contracts. See "Taxation."

Risks Associated With Futures And Options On Futures Contracts. There are several risks associated with the use of futures and options on futures contracts as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and options on futures contracts on securities, including technical influences in futures trading and options on futures contracts, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities and creditworthiness of issuers. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent the Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed.

Index Swap Agreements. The RMMPP Fund may enter into index swap agreements as an additional overlay strategy for cash reserves held by the Fund or to effect investment transactions consistent with the Fund's investment objective and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a "notional amount" (i.e. a specified dollar amount that is hypothetically invested in a "basket" of securities representing a particular index).

Under most swap agreements entered into by the Fund, the parties' obligations are determined on a "net basis." Consequently, the Fund's obligations or rights under a swap agreement will generally be equal only to a net amount based on the relative values of the positions held by each party. The Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating cash or other liquid assets to avoid any potential leveraging of the Fund's portfolio. The Fund will not enter into a swap agreement with any single party if the net amount owned or to be received ender existing contracts with that party would exceed 5% of the Fund's assets.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting as both principals and agents using standardized swap documentation. As a result, the swap market has become relatively liquid.

The Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt. The market for swap agreements is relatively new and is largely unregulated. The Fund will only enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Fund's repurchase agreement guidelines.

Interest Rate Swaps. The RMMPP Fund may enter into interest rate swaps, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. When the Fund engages in an interest rate swap, it exchanges its obligations to pay or rights to receive interest payments for the obligations or rights to receive interest payments of another party (i.e., an exchange of floating rate payments for fixed rate payments). The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date. Inasmuch as these hedging transactions are entered into for good faith hedging purposes, the money managers and the Fund believes such obligations do not constitute senior securities and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions. The net amount of the excess, if any, of the Fund's obligations over their entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund's custodian. To the extent that the Fund enters into interest rate swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Fund's obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. The Fund will not enter into any interest rate swaps unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in the highest rating category of at least one nationally recognized rating organization at the time of entering into such transaction. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a money manager using this technique is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of the Fund would diminish compared to what it would have been if this investment technique was not used.

The Fund may only enter into interest rate swaps to hedge its portfolio. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make. If the other party to an interest rate swap defaults, the Fund's risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. Since interest rate swaps are individually negotiated, the Fund expects to achieve an acceptable degree of correlation between their rights to receive interest on their portfolio securities and their rights and obligations to receive and pay interest pursuant to interest rate swaps.

Additional Risks Of Options On Securities, Futures Contracts, Options On Futures Contracts, And Forward Currency Exchange Contract And Options Thereon. Options on securities, futures contracts, options on futures contracts, currencies and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.

Hedging Strategies. The RMMPP Fund may use equity or fixed income securities and derivatives such as index futures contracts, futures options, exchange traded and over-the-counter options and/or index or interest rate swaps as overlay strategies for cash reserves held by the Fund. For example: cash reserves are exposed to the performance of appropriate markets through the performance of index futures contracts. As a result, the Fund will realize gains or losses based on the performance of the appropriate market corresponding to the relevant indexes for which futures contracts have been purchased. Thus, the Fund's cash reserves will always be fully exposed to the performance of appropriate markets.

Financial futures contracts may be used by the RMMPP Fund as a hedge during or in anticipation of adverse market events. For example: if interest rates were anticipated to rise, financial futures contracts would be sold (short hedge) which would have an effect similar to selling bonds. Once interest rates increase, fixed-income securities held in the Fund's portfolio would decline, but the futures contract value would decrease, partly offsetting the loss in value of the fixed-income security by enabling the Fund to repurchase the futures contract at a lower price to close out the position.

The Fund may purchase a put and/or sell a call option on a stock index futures contract instead of selling a futures contract in anticipation of an equity market decline. Purchasing a call and/or selling a put option on a stock index futures contract is used instead of buying a futures contract in anticipation of an equity market advance, or to temporarily create an equity exposure for cash reserves until those balances are invested in equities. Options on financial futures are used in a similar manner in order to hedge portfolio securities against anticipated market changes.

Risk Associated with Hedging Strategies. There are certain investment risks in using futures contracts and/or options as a hedging technique. One risk is the imperfect correlation between price movement of the futures contracts or options and the price movement of the portfolio securities, stock index or currency subject of the hedge. There is no assurance that the price of taxable securities will move in a similar manner to the price of tax exempt securities. Another risk is that a liquid secondary market may not exist for a futures contract causing the Fund to be unable to close out the futures contract thereby affecting the Fund's hedging strategy.

In addition, foreign currency options and foreign currency futures involve additional risks. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions could also be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in the Fund's ability to act upon economic events occurring in foreign markets during non- business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.

Depository Receipts. The Fund may hold securities of foreign issuers in the form of American Depository Receipts ("ADRs"). These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in United States securities markets. For purposes of the Fund's investment policies, the Fund's investments in ADRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into US dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Fund may invest in sponsored and unsponsored ADRs.

ETFs or Exchange Traded Funds. The Fund may invest in shares of open-end mutual funds or unit investment trusts that are traded on a stock exchange, called exchange-traded funds or ETFs. Typically, an ETF seeks to track the performance of an index, such as the S&P 500 or the NASDAQ 100, by holding in its portfolio either the same securities that comprise the index, or a representative sample of the index. Investing in an ETF will give a fund exposure to the securities comprising the index on which the ETF is based, and the Fund will gain or lose value depending on the performance of the index. ETFs have expenses, including advisory and administrative fees paid by ETF shareholders, and, as a result, an investor in the Fund is subject to a duplicate level of fees if the Fund invests in ETFs.

Unlike shares of typical mutual funds or unit investment trusts, shares of ETFs are bought and sold based on market values throughout each trading day, and not at net asset value. For this reason, shares could trade at either a premium or discount to net asset value. Currently, the Fund intends to invest only in ETFs that track equity market indices. The portfolios held by these ETFs are publicly disclosed on each trading day, and an approximation of actual net asset value is disseminated throughout the trading day. Because of this transparency, the trading prices of these index-based ETFs tend to closely track the actual net asset value of the underlying portfolios. If available, the Fund may invest in ETFs that are based on fixed income indices, or that are actively managed. Actively managed ETFs will likely not have the transparency of index based ETFs, and therefore, may be more likely to trade at a discount or premium to actual net asset values. If an ETF held by the Fund trades at a discount to net asset value, the Fund could lose money even if the securities in which the ETF invests go up in value.

Common Stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity's preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Preferred Stocks and Convertible Securities. Convertible debt securities and preferred stock entitle the holder to acquire the issuer's common stock by exchange or purchase for a predetermined rate. Convertible securities are subject both to the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities. Convertible securities rank senior to common stocks in a corporation's capital structure. They are consequently of higher quality and entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The Fund may purchase convertible securities rated Ba or lower by Moody's Investors Service, Inc. ("Moody's") or BB or lower by Standard & Poor's Ratings Group ("S&P") and may also purchase non-rated securities considered by the manager to be of comparable quality. Although the Fund selects these securities primarily on the basis of their equity characteristics, investors should be aware that debt securities rated in these categories are considered high risk securities; the rating agencies consider them speculative, and payment of interest and principal is not considered well assured. To the extent that such convertible securities are acquired by the Fund, there is a greater risk as to the timely payment of the principal of, and timely payment of interest or dividends on, such securities than in the case of higher rated convertible securities.

Real Estate Investment Trusts. The Fund may invest in equity real estate investment trusts ("REITs"). REITs are entities which either own properties or make construction or mortgage loans. Equity REITs may also include operating or finance companies. Equity REITs own real estate directly and the value of, and income earned by, the trust depends upon the income of the underlying properties and the rental income they earn. Equity REITs can also realize capital gains by selling properties that have appreciated in value. The Fund's investments in REITs are subject to the risks associated with particular properties and with the real estate market in general, including the risks of a general downturn in real estate values. The value of securities issued by REITs are affected by tax and regulatory requirements and by perceptions of management skill. The Fund's investments in REITs is also subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation, the possibility of failing to qualify for tax-free status under the Internal Revenue Code of 1986, as amended (the "Code"), and failing to maintain exemption from the 1940 Act. Like mutual funds, REITs have expenses, including advisory and administration fees paid by REIT shareholders, and, as a result, an investor in the Fund is subject to a duplicate level of fees if the Fund invests in REITs.

Commercial Paper. Commercial paper consists of short-term (usually 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender, such as the Fund pursuant to which the lender may determine to invest varying amounts. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for such notes.

US Government Obligations. The types of US government obligations the Fund may purchase include: (1) a variety of US Treasury obligations which differ only in their interest rates, maturities and times of issuance: (a) US Treasury bills at time of issuance have maturities of one year or less, (b) US Treasury notes at time of issuance have maturities of one to ten years and (c) US Treasury bonds at time of issuance generally have maturities of greater than ten years; (2) obligations issued or guaranteed by US government agencies and instrumentalities and supported by any of the following: (a) the full faith and credit of the US Treasury (such as Government National Mortgage Association participation certificates), (b) the right of the issuer to borrow an amount limited to a specific line of credit from the US Treasury, (c) discretionary authority of the US government agency or instrumentality or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks and Federal National Mortgage Association). No assurance can be given that the US government will provide financial support to such US government agencies or instrumentalities described in (2)(b), (2)(c) and
(2)(d) in the future, other than as set forth above, since it is not obligated to do so by law. Accordingly, such US government obligations may involve risk of loss of principal and interest. The Fund may invest in fixed-rate and floating or variable rate US government obligations. The Fund may purchase US government obligations on a forward commitment basis.

STRIPS. The Fund may invest in STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by separating the interest and principal components of an outstanding U.S. Treasury or agency note or bond and selling them as individual securities. STRIPS generally trade like zero coupon securities, which do not pay interest periodically but accrue interest until maturity. STRIPS tend to be subject to the same risks as zero coupon securities. The market prices of STRIPS generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.

Variable And Floating Rate Securities. A floating rate security is one whose terms provide for the automatic adjustment of an interest rate whenever a specified interest rate changes. A variable rate security is one whose terms provide for the automatic establishment of a new interest rate on set dates. The interest rate on floating rate securities is ordinarily tied to and is a specified margin above or below the prime rate of a specified bank or some similar objective standard, such as 90-day US Treasury Bill rate, and may change as often as daily. Generally, changes in interest rates on variable and floating rate securities will reduce changes in the securities' market value from the original purchase price resulting in the potential for capital appreciation or capital depreciation being less than for fixed-income obligations with a fixed interest rate.

Warrants. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Zero Coupon Securities. Zero coupon securities are notes, bonds and debentures that (1) do not pay current interest and are issued at a substantial discount from par value, (2) have been stripped of their unmatured interest coupons and receipts or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts. Zero coupon securities trade at a discount from their par value and are subject to greater fluctuations of market value in response to changing interest rates.

                     SPECIAL CONSIDERATIONS RELATING TO THE
                     RMMPP FUND DURING ITS GUARANTEE PERIOD

The Asset Allocation Process. In pursuing the RMMPP Fund's investment objective during the Guarantee Period, the Fund's assets are and will be allocated between the equity component and the fixed income component. The allocation of assets depends on a variety of factors, including, but not limited to, the then prevailing level of interest rates, equity market volatility, and the market value of RMMPP Fund assets. If interest rates are low (particularly at the inception of the Guarantee Period), RMMPP Fund assets may be largely invested in the fixed income component in order to increase the likelihood of meeting the principal preservation aspect of its investment objective. In addition, if during the Guarantee Period the equity markets experience a major decline, the RMMPP Fund's assets may become largely or entirely invested in the fixed income component in order to increase the likelihood of meeting the principal preservation aspect of its investment objective.

The initial allocation of Fund assets between the equity component and the fixed income component was determined principally by the prevailing level of interest rates. At the inception of the Guarantee Period interest rates were relatively very low, resulting in the Fund's assets being largely invested in fixed income securities at the inception of the Guarantee Period. This could result in the Fund's assets being largely invested in fixed income securities for the remainder of the Guarantee Period, which may limit the Fund's participation in upward movements in the equity markets and may affect the ability of the Fund to achieve the capital growth aspect of its investment objective. Generally, as the market value of the equity component rises or interest rates increase, more assets will be allocated to the equity component, and as the market value of the equity component declines or interest rates decrease, more assets will be allocated to the fixed income component.

The asset allocation process is also affected by the fixed income money manager's ability to manage the fixed income component. If the fixed income component provides a return better than that assumed, fewer assets will be allocated to the fixed income component. On the other hand, if the performance of the fixed income component is lower than expected, more assets will be allocated to the fixed income component.

Allocation of additional assets to the fixed income component could also occur if the equity markets or interest rates decline. If all of the Fund's assets are reallocated to the fixed income portion, the reallocation may be irreversible. In this circumstance, the Fund would not participate in any subsequent recovery in the equity markets. Use of the fixed income component reduces the Fund's ability to participate in upward equity market movements and may affect the ability of the RMMPP Fund to achieve the capital growth aspect of its investment objective.

To effect short-term changes in the Fund's allocation of assets between the equity component and the fixed income component, the Fund's advisor may enter into index futures contracts and US Treasury futures contracts, purchase securities issued by exchange traded funds and effect short sales in securities issued by exchange-traded funds. In order to execute such short-term changes in the Fund's allocation of assets between the equity component and the fixed income component, the Fund will maintain a cash account of up to 10% of the Fund's assets. The cash in the cash account that is part of the equity component not used to effect such short-term changes may be exposed to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. Frequently, using these types of derivatives to effect a change in the Fund's asset allocation instead of a reallocation of the Fund's physical securities will result in lower transaction costs being incurred.

Depending on the extent of a required asset reallocation, the Fund's investment advisor may choose to effect a change in the Fund's equity exposure through a reallocation of the Fund's physical securities. This type of physical asset reallocation may result in the Fund having a portfolio turnover rate in excess of 200%. Portfolio turnover refers to the frequency of portfolio transactions and the percentage of portfolio assets being bought and sold during the year. Generally, a high portfolio turnover rate increases the Fund's expenses. Such portfolio transaction expenses will not reduce your Guaranteed Amount.

The terms of a Financial Guarantee Agreement executed in connection with the financial guarantee insurance policy (the "Insurance Policy") obtained by the RMMPP Fund limit the manner in which the RMMPP Fund may be managed during the Guarantee Period and thus limit the ability to respond to changing market conditions. If the RMMPP Fund fails to comply with certain maximum equity limits or other restrictions, or upon certain other events, Ambac Assurance Corporation, the issuer of the financial guarantee insurance policy, may elect to cause the Fund to allocate all of its assets to the fixed income component.

The Guarantee.  The RMMPP Fund has an Offering  Period, a Guarantee Period and a
Post Guarantee Period. The Offering Period, during which shares of the RMMPP Fund will be offered, ran from January 21, 2003 through February 27, 2003. The first business day following the end of the Offering Period will be a transition date (the "Transition Date"). For purposes of this section, a business day is any day other than a day on which banks located in the City of New York, New York are authorized by law to close or on which the New York Stock Exchange is closed for business. The Guarantee Period will run from the second business day after the end of the Offering Period (March 3, 2003), through five years from that date, and if that day is not a business day, the first business day thereafter (the "Guarantee Maturity Date"). The Post Guarantee Period will run from the end of the Guarantee Period.

The RMMPP Fund provides a guarantee (the "Guarantee") that on the Guarantee Maturity Date, each shareholder who automatically reinvests all dividends and distributions made by the RMMPP Fund and does not redeem any shares during the Guarantee Period will be entitled to redeem his or her shares for an amount no less than the value of that shareholder's account as of the close of business on the Transition Date, reduced to reflect certain expenses (the "Guaranteed Amount"). The Guarantee is payable solely out of the assets of the RMMPP Fund. If the value of your account is less than your Guaranteed Amount on the Guarantee Maturity Date, the RMMPP Fund will be unable to meets its obligations under the Guarantee. The following examples assume that if the RMMPP Fund is unable to meet its obligations under the Guarantee, Ambac will perform its obligations under the Insurance Policy and will make any payment required thereunder.

Example: How to Calculate Your Guaranteed Amount. Assume you invested $20,000 in Class A shares when the NAV was $11.40 per share. After deducting your sales load of 5.00%, $19,000 will be invested in Class A shares and you will have 1,666.667 shares in your account.

Assume further that the end of Offering Period is February 27, 2003 and on the Transition Date, February 28, 2003, the NAV for Class A shares remains stable at $11.40 per share and additional income of $50 (representing dividends accrued during the Offering Period) has been earned on your account, resulting in a distribution of 4.386 additional shares. Your Guaranteed Amount is based on the account value determined as of the close of business on February 28, 2003. To calculate your Guaranteed Amount, multiply the shares you own by the NAV per share for your class of shares on February 28, 2003.

Using our example:


 Shares you initially purchased                                              1,666.667
 Plus additional shares distributed                                              4.386
 Total shares                                                                1,671.053
 Multiplied by NAV per share of Class A shares on February 28, 2003         X   $11.40
                                                                             ---------
 Your Guaranteed Amount as February 28, 2003                                   $19,050
                                                                               -------

As long as you reinvest all your dividends and distributions and make no withdrawals prior to the Guarantee Maturity Date, your Guaranteed Amount will not change during the Guarantee Period, except that it will be reduced if the RMMPP Fund incurs certain expenses. For example, certain expenses that are not covered by the Expense Limitation Agreement with the investment advisor, such as extraordinary expenses, are treated the same way as cash dividends and thus reduce your Guaranteed Amount.

Redemptions of shares during the Guarantee Period will decrease the Guaranteed Amount to which a shareholder is entitled. If a shareholder redeems shares in the RMMPP Fund, he or she will then hold fewer shares at the then-current Guarantee per Share, thereby reducing the Guaranteed Amount for the shareholder. The Guarantee per Share will equal the NAV per share on the Transition Date, and thereafter will be adjusted downward to reflect any dividends and distributions made by the RMMPP Fund. This adjustment also will reflect certain expenses paid by the RMMPP Fund, as described above. The formula for determining the Guarantee Per Share, with respect to any class of shares, may be expressed as follows:

         Guarantee per Share =          X
                               -------------
                                  1 + D/NAV)

         Where: X = the Guarantee per Share for such class of shares on the business day immediately preceding the business day on which the Guarantee per Share is calculated

                           D = the amount of any distribution per share (or allocation of expenses per share) for such class of shares effective since the business day immediately preceding the business day that the Guarantee per Share is calculated

                           NAV = the NAV for such class of shares at the close of business on the day the distribution per share (or allocation of expenses per share) was effective


Redemptions made from the Fund prior to the Guarantee Maturity Date will be made at the then-current NAV, which may be higher or lower than the NAV at the inception of the Guarantee Period. For certain shareholders, redemptions made prior to the Guarantee Maturity Date may also be subject to a deferred sales charge (which is not covered by the Guarantee).

The Guarantee per Share will decline as dividends and distributions are made to shareholders. If a shareholder automatically reinvests dividends and distributions in the RMMPP Fund, he or she will hold a greater number of shares at a reduced Guarantee per Share following payment of a dividend or distribution. The result would be to preserve the Guaranteed Amount he or she was entitled to before the dividend or distribution was made. If a shareholder instead elects to receive any dividends or distributions in cash, he or she will hold the same number of shares at the reduced Guarantee per Share following payment of a dividend or distribution. This will reduce the Guaranteed Amount that the shareholder was entitled to before the dividend or distribution was made.

If you take a dividend or distribution in cash, or redeem shares, prior to the Guarantee Maturity Date, the reduction in your Guaranteed Amount may be more or less than the cash you receive.

Example: How to Recalculate Your Guarantee Per Share if NAV Per Share Has Increased. Assume you reinvest your dividends and distributions. The number of shares you own in the RMMPP Fund will increase at each declaration date. Although the number of shares in your account increases, your Guaranteed Amount does not change as a result of the dividend or distribution.

Using our example, assume it is now December 31, 2003 and the RMMPP Fund declares a dividend of $0.21 per share. Also, assume (just for this example) that the Class A NAV is $12.05 per share at the end of the day December 31, 2003.

     To recalculate your Guarantee per Share:

     1. Determine the value of your dividend. Your total dividend will equal the per share dividend multiplied by the number of shares you own the day before the dividend is declared. In our example, we will multiply 1,671.053 shares by $0.21 per share to arrive at $350.92.

     2. Determine the number of shares that will get added to your account when your dividend is reinvested. Your additional shares equal the value of your dividend divided by the ending NAV per share on the day the dividend was declared. In our case, $350.92 divided by $12.05 works out to 29.122 additional shares.

     3. Adjust your account for your additional shares. Add 1,671.053 and 29.122 to arrive at your new share balance of 1,700.175.

     4. Determine your new Guarantee per Share. Take your original Guaranteed Amount and divide by your new share balance. Using our example, divide $19,050 by 1,700.175 shares to arrive at the new Guarantee per Share of $11.20. (Note: you could also obtain this result by applying the formula stated above.)

     5. Your Guaranteed Amount still equals $19,050.

If, however, you take your dividend in cash, you will receive $350.92, and your number of shares will remain 1,671.053. Your new Guaranteed Amount will equal the new Guarantee per Share of $11.20 multiplied by 1,671.053, or $18,715.79. Your Guaranteed Amount will have gone down by $334.21.

This calculation is repeated every time the RMMPP Fund declares a dividend. Although shareholders can perform this calculation themselves, the Fund will recalculate the Guarantee per Share for each class of shares whenever the Fund declares a dividend. The Fund's calculations may differ from a shareholder's (for example, because of rounding or the number of decimal places used). The Fund's calculations will control. Upon request, Shareholders will be provided with information regarding the new Guarantee per Share.

Example:  How to  Recalculate  Your  Guarantee  Per  Share if NAV Per  Share Has
Decreased. This time, assume it is December 31, 2003, the Fund declares a dividend of $0.21 per share, and the Class A NAV is $10.00 per share at the end of the day on December 31, 2003.

     To recalculate your Guarantee per Share:

     1. Determine the value of your dividend. The value of your dividend is still $350.92 (we multiply 1,671.053 shares by $0.21).

     2. Determine the number of shares that will get added to your account when your dividend is reinvested. Your additional shares equal the value of your dividend divided by the ending NAV per share on the day the dividend was declared. In our case, $350.92 divided by $10.00 works out to 35.092 additional shares.

     3. Adjust your account for your additional shares. Add 1,671.053 and 35.092 to arrive at your new share balance of 1,706.145.

     4. Determine your new Guarantee per Share. Take your original Guaranteed Amount and divide by your new share balance. Using our example, divide $19,050 by 1,706.145 shares to arrive at the new Guarantee per Share of $11.17. (Note: you could also obtain this result by applying the formula stated above.)

     5. Your Guaranteed Amount still equals $19,050.

If, however, you take your dividend in cash, you will receive $350.92, and your number of shares will remain 1,671.053. Your new Guaranteed Amount will equal the new Guarantee per Share of $11.17 multiplied by 1,671.053 or $18,665.66. Your Guaranteed Amount will have gone down by $384.34.

The RMMPP Fund's Guarantee is backed by an unconditional, irrevocable financial guarantee insurance policy issued by Ambac Assurance Corporation ("Ambac"). Pursuant to a Financial Guarantee Agreement with the RMMPP Fund, Ambac has imposed certain limitations on the manner in which the RMMPP Fund may be managed during the Guarantee Period. The RMMPP Fund also has agreed to be bound by various covenants. If the RMMPP Fund does not comply with these covenants, or if the RMMPP Fund is not managed in accordance with the limitations in the Agreement, the Fund's assets could be invested entirely in zero coupon US Treasury securities and cash for the remainder of the Guarantee Period. Although the Fund intends to comply with these covenants, there can be no assurance that it will be able to do so. The Fund's assets also could be invested entirely in zero coupon US Treasury securities and cash upon certain other non-market events, including if the credit rating of FRIMCo's ultimate parent is downgraded to or below a certain level by Moody's or S&P, respectively.

Ambac has entered into an arrangement with an affiliate of the Calculation Agent to hedge its exposure under the insurance policy. Pursuant to this hedging arrangement, the hedge counterparty would make a payment to Ambac based on the diminution in the net asset value of the Fund over the Guarantee Period. The RMMPP Fund will not be a party to, or a third-party beneficiary of this hedging arrangement, and does not have a security interest therein.

Ambac is the principal operating subsidiary of Ambac Financial Group, Inc. ("AFG"). AFG files periodic reports, which include Ambac's financial statements, under the Securities Exchange Act of 1934 (the "1934 Act").

                                      TAXES

Distributions of Net Investment Income. The Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. If you are a taxable investor, any distributions by the Fund from such income (other than certain qualified dividend income, described below) will be taxable to you as ordinary income, whether you receive them in cash or in additional shares.

If you are an individual investor, a portion of the dividends you receive from the Fund may be treated as "qualified dividend income" which is taxable to individuals at the same rates that are applicable to long-term capital gains. A Fund distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met. Fund distributions generally will not qualify as qualified dividend income to the extent attributable to interest, capital gains, REIT distributions and, in many cases, distributions from non-U.S. corporations.

Distributions of Capital Gain. The Fund may realize a capital gain or loss in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gain will be taxable to you as ordinary income. Distributions from net long-term capital gain will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net capital gain realized by the Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.

Effect of Foreign Investments on Distributions. Most foreign exchange gain realized by the Fund on the sale of debt securities is treated as ordinary income. Similarly, foreign exchange loss realized on the sale of debt securities generally is treated as ordinary loss. This gain when distributed will be taxable to you as ordinary income, and any loss will reduce the Fund's ordinary income otherwise available for distribution to you. This treatment could increase or decrease the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital. A return of capital generally is not taxable to you, but reduces the tax basis of your shares in the Fund. Any return of capital in excess of your basis is taxable as a capital gain.

Information on the Amount and Tax Character of Distributions. The Fund will inform you of the amount of your ordinary income and capital gain dividends at the time they are paid, and will advise you of its tax status for federal income tax purposes shortly after the end of each calendar year. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your investment in the Fund. Taxable distributions declared by the Fund in October, November or December to shareholders of record in such month but paid in January are taxable to you as if they were paid in December.

Election to be Taxed as a Regulated Investment Company. The Fund intends to elect or has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). Each FRIC Fund that has been in existence for more than one year has qualified as a regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. As a regulated investment company, the Fund generally pays no federal income tax on the income and gain it distributes to you. The Board of Trustees reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders. In such a case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gain, and distributions to you would be taxed as ordinary dividend income to the extent of the Fund's earnings and profits.

Excise Tax Distribution Requirements. To avoid federal excise taxes, the Code requires the Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year. The Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemption of Fund Shares. Redemptions (including redemptions in kind) and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange them for shares of a different FRIC Fund, the IRS will require that you report any gain or loss on your redemption or exchange. If you held your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you held your shares.

Redemptions at a Loss Within Six Months of Purchase. Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares.

Wash Sales. All or a portion of any loss that you realize on a redemption of your Fund shares is disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules is added to your tax basis in the new shares.

U.S. Government Securities. The income earned on certain U.S. government securities is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by the Fund. The income on Fund investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA) or Federal National Mortgage Association
(FNMA) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends-Received Deduction for Corporations. If you are a corporate shareholder, a percentage of the dividends paid by the Fund for the most recent fiscal year may have qualified for the dividends-received deduction. You may be allowed to deduct a portion of these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends if certain holding period and other requirements are met. The dividends-received deduction will be available only with respect to dividends designated by the Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation. If the Fund's income is derived primarily from either investments in foreign rather than domestic securities or interest rather than dividends, generally none of its distributions are expected to qualify for the corporate dividends-received deduction.

Investment in Complex Securities. The Fund may invest in complex securities that may be subject to numerous special and complex tax rules. These rules could affect whether gain or loss recognized by the Fund is treated as ordinary or capital, or as interest or dividend income. These rules could also accelerate the recognition of income to the Fund (possibly causing the Fund to sell securities to raise the cash for necessary distributions). These rules could defer the Fund's ability to recognize a loss, and, in limited cases, subject the Fund to U.S. federal income tax on income from certain foreign securities. These rules could, therefore, affect the amount, timing, or character of the income distributed to you by the Fund.

Non-U.S. Investors. Non-U.S. investors may be subject to U.S. withholding and estate tax, and are subject to special U.S. tax certification requirements. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in the Fund.

Backup Withholding. By law, the Fund must withhold a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number, certify that this number is correct, certify that you are not subject to backup withholding, and certify that you are a U.S. person (including a U.S. resident alien). The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the rate will be 28% for calendar years through 2010.

Payment Under the Financial Guarantee. If Ambac makes a payment to the RMMPP Fund pursuant to the Insurance Policy, the payment will likely be considered to reduce the Fund's losses on securities transactions or in the absence of losses be treated as additional income from securities. A portion or all of such a payment may be treated as ordinary income of the Fund, in which case (i) that amount will not be offset by any capital losses in computing the amount that the Fund must distribute to shareholders, and (ii) any distribution resulting from that amount will be taxable as ordinary income, rather than capital gain, in the hands of shareholders. However, if the Internal Revenue Service took the position that a payment in connection with the Insurance Policy were not income from investments in securities, or that the Ambac financial guarantee insurance policy were a nonqualifying asset for "regulated investment company" purposes, the Fund could fail to qualify as a "regulated investment company," with the adverse tax consequences discussed above.

                            MONEY MANAGER INFORMATION

         Lincoln Capital Fixed Income Management Company is a wholly-owned subsidiary of Lehman Brothers Holdings Inc., a publicly traded company.

         Lord, Abbett & Co. LLC is wholly-owned by its employees with no single employee owning 25% or more of the firm.

         MFS Institutional Advisors, Inc. is a subsidiary of Massachusetts Financial Services Company and is an indirect wholly owned subsidiary of Sun Life Assurance Company of Canada, which is owned by Sun Life Financial Services of Canada, Inc., a publicly traded company.

                           RATINGS OF DEBT INSTRUMENTS

CORPORATE AND MUNICIPAL BOND RATINGS.

         MOODY'S INVESTORS SERVICE, INC. (MOODY'S):

              Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

              Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

              A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

              Baa -- Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

              Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

              B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

              Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal and interest.

              Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

              C -- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

              Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

         STANDARD & POOR'S RATINGS GROUP ("S&P"):

              AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

              AA -- Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

              A -- Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

              BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. While bonds with this rating normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than debt in higher rated categories.

              BB, B, CCC, CC, C -- Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

              BB -- Bonds rated BB have less near-term vulnerability to nonpayment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

              BB -- This rating category is also used for debt subordinated to senior debt that is assigned an actual implied BBB- rating.

              B -- Bonds rated B have a greater vulnerability to nonpayment than obligations rated "BB" but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

              CCC -- A bond rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

              CC -- An obligation rated CC is currently highly vulnerable to nonpayment.

              C -- The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

              D -- Bonds rated D are in payment default. The D rating is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

              Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

              The (r) symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk - such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

STATE, MUNICIPAL NOTES AND TAX EXEMPT DEMAND NOTES.

         MOODY'S:

              Moody's rating for state, municipal and other short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run.

         Symbols used are as follows:

              MIG-1/VMIG 1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing or both.

              MIG-2/VMIG 2--This designation denotes best quality. Margins of protection are ample although not so large as in the preceding group.

              MIG-3/VMIG 3--This designation denotes favorable quality. All security elements are accounted for but there is a lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

              SG--This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

         S&P:

              A S&P note rating, reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

                  -- Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).

                  -- Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

              Note rating symbols are as follows:

              SP-1--Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

              SP-2--Satisfactory capacity to pay principal and interest with some some vulnerability to adverse financial and economic changes over the term of the notes.

              SP-3--Speculative capacity to pay principal and interest.

COMMERCIAL PAPER RATINGS.

              Moody's:

              Prime-1 -- Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

                o Leading market positions in well-established industries.
                o High rates of return on funds employed.
                o Conservative capitalization structure with moderate reliance on debt and ample asset  protection.
                o Broad  margins in  earnings  coverage  of fixed  financial charges and high internal cash generation.
                o Well-established access to a range of financial markets and assured sources of alternate liquidity.

              Prime-2 - Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

              Prime-3 - Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced.

              Variability in earnings and profitability   may  result  in
              changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

       Issuers rated Not Prime do not fall within any of the Prime rating categories.

              WR - Withdrawn

              S&P:

              A-1 - An obligor rated "A-1" has STRONG capacity to meet its financial commitments. It is rated in the highest category by Standard & Poor's. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitments is EXTREMELY STRONG.

              A-2 - An obligor rated "A-2" has SATISFACTORY capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.

              A-3 - An obligor rated "A-3" has ADEQUATE capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

              B - An obligor rated "B" is regarded as VULNERABLE and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitments.

              C - An obligor rated "C" is CURRENTLY VULNERABLE to nonpayment and is dependent upon favorable business, financial, and economic conditions for it to meet its financial commitments on the obligation.

              D - An obligor rated "D" is in payment default. The "D" rating is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

              N.R.  -  An issuer designated N.R. is not rated.

              Fitch Investors Service, Inc.:

              F1 - Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

              F2 - Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

              F3 - Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

              B - Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

              C - High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

              D - Default. Denotes actual or imminent payment default.

              Notes to Short-Term Ratings:

              "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffices are not added to Shot-term ratings other than "F-1."

                              FINANCIAL STATEMENTS

The 2003 annual financial statements of the Fund, including notes to the financial statements and financial highlights and the Report of Independent Accountants, are included in FRIC's Annual Reports to Shareholders. Copies of these Annual Reports accompany this Statement and are incorporated herein by reference.

                                    GLOSSARY

         Bank instruments -- Include certificates of deposit, bankers' acceptances and time deposits, and may include European certificates of deposit ("ECDs"), European time deposits ("ETDs") and Yankee certificates of deposit ("Yankee CDs"). ECDs are dollar denominated certificates of deposit issued by foreign branches of US and foreign banks; ETDs are US dollar denominated time deposits in a foreign branch of a US bank or a foreign bank; and Yankee CDs are certificates of deposit issued by a US branch of a foreign bank denominated is US dollars and held in the United States.

         Brady Bonds -- Product of the "Brady Plan," under which bonds are issued in exchange for cash and certain of the country's outstanding commercial bank loans.

         Board  --  The Board of Trustees of FRIC.

         Code -- Internal Revenue Code of 1986, as amended.

         Cash Reserves -- Most FRIC Funds (including the RMMPP Fund) are authorized to invest their cash reserves (i.e., money awaiting investment in the specific types of securities to be acquired by a Fund or cash held to meet redemption requests or to pay expenses) in short term investments, including certain FRIC money market funds. In addition to investing in such short term instruments, the Funds may use an overlay strategy for their cash reserves by exposing these reserves to the performance of appropriate markets by purchasing equity for fixed income securities and/or derivatives. This is intended to cause the Funds to perform as though their cash reserves were actually invested in those markets.

         Convertible security -- This is a fixed-income security (a bond or preferred stock) that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure but are usually subordinated to similar non-convertible securities. The price of a convertible security is influenced by the market value of the underlying common stock.

         Covered call option -- A call option is "covered" if the Fund owns the underlying securities, has the right to acquire the securities without additional consideration, has collateral assets sufficient to meet its obligations under the option or owns an offsetting call option.

         Custodian -- State Street Bank and Trust Company, FRIC's custodian and portfolio accountant.

         Depository  receipts  -- These  include  American  Depository  Receipts
("ADRs"), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs"), and other similar securities convertible into securities of foreign issuers.

         Derivatives -- These include forward currency exchange contracts, stock options, currency options, stock and stock index options, futures contracts, swaps and options on futures contracts on US government and foreign government securities and currencies.

         Distributor-- Russell Fund Distributors, Inc., the organization that sells the Shares of the Funds under a contract with FRIC.

         Equity derivative securities -- These include, among other instruments,
options  on  equity  securities,   warrants  and  futures  contracts  on  equity
securities.

         Financial   Intermediary  --  A  bank  trust   department,   registered
investment adviser, broker-dealer or other financial services organization that has been selected by FRIMCo or by FRIC's Distributor.

         FNMA--  Federal National Mortgage Association.

         Forward commitments -- Each Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time (a "forward commitment" or "when-issued" transaction), so long as the transactions are consistent with the Fund's ability to manage its portfolio and meet redemption requests. When effecting these transactions, liquid assets of a Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased are segregated on the Fund's records at the trade date and maintained until the transaction is settled.

         Forward currency contracts -- This is a contract individually negotiated and privately traded by currency traders and their customers and creates an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Funds generally do not enter into forward contracts with terms greater than one year, and they typically enter into forward contracts only under two circumstances. First, if a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the US dollar price of the security by entering into a forward contract to buy the amount of a foreign currency needed to settle the transaction. Second, if the Fund's money managers believe that the currency of a particular foreign country will substantially rise or fall against the US dollar, the Fund may enter into a forward contract to buy or sell the currency approximating the value of some or all of the Fund's portfolio securities denominated in the currency. A Fund will not enter into a forward contract if, as a result, it would have more than one-third of its assets committed to such contracts (unless it owns the currency that it is obligated to deliver or has caused the Custodian to segregate segregable assets having a value sufficient to cover its obligations). Although forward contracts are used primarily to protect a Fund from adverse currency movements, they involve the risk that currency movements will not be accurately predicted.

         FRC  --  Frank Russell Company, consultant to FRIC and to the Funds

         FRIC -- Frank Russell Investment Company, an open-end management investment company which is registered with the SEC.

         FRIC Funds -- The 30 investment series of FRIC. Each FRIC Fund is considered a separate registered investment company (or RIC) for federal income tax purposes, and each Fund has its own investment objective, policies and restrictions.

         FRIMCo  --  Frank  Russell  Investment   Management   Company,   FRIC's
investment adviser, administrator and transfer and dividend paying agent.

         Futures and options on futures -- An interest rate futures contract is an agreement to purchase or sell debt securities, usually US government securities, at a specified date and price. For example, a Fund may sell interest rate futures contracts (i.e., enter into a futures contract to sell the underlying debt security) in an attempt to hedge against an anticipated increase in interest rates and a corresponding decline in debt securities it owns. A Fund will have collateral assets equal to the purchase price of the portfolio securities represented by the underlying interest rate futures contracts it has an obligation to purchase.

         GNMA  --  Government National Mortgage Association.

         Illiquid securities -- The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets (taken at current value) would be invested in securities, including repurchase agreements maturing in more than seven days, that are illiquid because of the absence of a readily available market or because of legal or contractual resale restrictions. The Fund will not invest more than 10% of its respective net assets (taken at current value) in securities of issuers that may not be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"). These policies do not include (1) commercial paper issued under Section 4(2) of the 1933 Act, or (2) restricted securities eligible for resale to qualified institutional purchasers pursuant to Rule 144A under the 1933 Act that are determined to be liquid by the money managers in accordance with Board-approved guidelines.

         Institutional Funds -- Equity I, Equity II, Equity Q, International, Fixed Income I and Fixed Income III Funds, each a FRIC Fund.

         Investment grade -- Investment grade debt securities are those rated within the four highest grades by S&P (at least BBB) or Moody's (at least Baa), or unrated debt securities deemed to be of comparable quality by a money manager using Board-approved guidelines.

         Lending portfolio securities -- The Fund may lend portfolio securities with a value of up to 33 1/3% of the Fund's total assets. These loans may be terminated at any time. The Fund will receive either cash (and agree to pay a "rebate" interest rate), US government or US government agency obligations as collateral in an amount equal to at least 102% (for loans of US securities) or 105% (for non-US securities) of the current market value of the loaned securities. The collateral is daily "marked-to-market," and the borrower will furnish additional collateral in the event that the value of the collateral drops below 100% of the market value of the loaned securities. If the borrower of the securities fails financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

         Moody's  --  Moody's Investors Service, Inc., an NRSRO.

         Municipal obligations -- Debt obligations issued by states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities the interest from which is exempt from federal income tax, including the alternative minimum tax, in the opinion of bond counsel to the issuer. Municipal obligations include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations may include project, tax anticipation, revenue anticipation, bond anticipation, and construction loan notes; tax-exempt commercial paper; fixed and variable rate notes; obligations whose interest and principal are guaranteed or insured by the US government or fully collateralized by US government obligations; industrial development bonds; and variable rate obligations.

         Net asset value (NAV) -- The value of a Fund is determined by deducting the Fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the Fund by the number of its Shares that are outstanding.

         NRSRO -- A nationally recognized statistical rating organization, such as S&P or Moody's.

         NYSE  --  New York Stock Exchange.

         Options on securities, securities indexes and currencies -- The Fund may purchase call options on securities that it intends to purchase (or on currencies in which those securities are denominated) in order to limit the risk of a substantial increase in the market price of such security (or an adverse movement in the applicable currency). The Fund may purchase put options on particular securities (or on currencies in which those securities are denominated) in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (or an adverse movement in the applicable currency relative to the US dollar). Prior to expiration, most options are expected to be sold in a closing sale transaction. Profit or loss from the sale depends upon whether the amount received is more or less than the premium paid plus transaction costs. The Fund may purchase put and call options on stock indexes in order to hedge against risks of stock market or industry-wide stock price fluctuations. Call and/or put options also may be employed as a cost-efficient alternative to acquiring the securities for which the option is intended to serve as a proxy.

         Prime rate -- The interest rate charged by leading US banks on loans to their most creditworthy customers.

         Repurchase agreements -- The Fund may enter into repurchase agreements with a bank or broker-dealer that agrees to repurchase the securities at the Fund's cost plus interest within a specified time (normally the next business day). If the party agreeing to repurchase should default and if the value of the securities held by the Fund (102% at the time of agreement) should fall below the repurchase price, the Fund could incur a loss. Subject to the overall limitations described in "Illiquid Securities" in this Glossary, the Fund will not invest more than 15% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.

         Reverse repurchase agreements -- The Fund may enter into reverse repurchase agreements to meet redemption requests when a money manager determines that selling portfolio securities would be inconvenient or disadvantageous. A reverse repurchase agreement is a transaction where the Fund transfers possession of a portfolio security to a bank or broker-dealer in return for a percentage of the portfolio security's market value. The Fund retains record ownership of the transferred security, including the right to receive interest and principal payments. At an agreed upon future date, the Fund repurchases the security by paying an agreed upon purchase price plus interest. Liquid assets of the Fund equal in value to the repurchase price, including any accrued interest, are segregated on the Fund's records while a reverse repurchase agreement is in effect.

         Russell 1000(R) Index - The Russell 1000 Index consists of the 1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). The smallest company in the Index at the time of selection has a capitalization of approximately $1 billion. The Index does not include cross-corporate holdings in a company's capitalization. For example, when IBM owned approximately 20% of Intel, only 80% of the total shares outstanding of Intel were used to determine Intel's capitalization. Also not included in the Index are closed-end investment companies, companies that do not file a Form 10-K report with the SEC, foreign securities, and American Depository Receipts. The Index's composition is changed annually to reflect changes in market capitalization and share balances outstanding. The Russell 1000(R) Index is used as the basis for Quantitative Equity Fund's performance because FRIMCo believes it represents the universe of stocks in which most active money managers invest and is representative of the performance of publicly traded common stocks most institutional investors purchase.

         S&P  --   Standard & Poor's Ratings Group, an NRSRO.

         S&P 500  --  Standard & Poor's 500 Composite Price Index.

         SEC  --  US Securities and Exchange Commission.

         Shares -- The Classes Shares in the Fund described in the Prospectus. Each Class Share of the Fund represents a share of beneficial interest in the Fund.

         Statement -- FRIC's Statement of Additional Information with respect to the RMMPP Fund.

         Transfer Agent -- FRIMCo, in its capacity as FRIC's transfer and dividend paying agent.

         US  --  United States.

         US government obligations -- These include US Treasury bills, notes, bonds and other obligations issued or guaranteed by the US government, its agencies or instrumentalities. US Treasury bills, notes and bonds, and GNMA participation certificates, are issued or guaranteed by the US government. Other securities issued by US government agencies or instrumentalities are supported only by the credit of the agency or instrumentality (for example, those issued by the Federal Home Loan Bank) whereas others, such as those issued by FNMA, have an additional line of credit with the US Treasury.

         Variable rate obligation -- Municipal obligations with a demand feature that typically may be exercised within 30 days. The rate of return on variable rate obligations is readjusted periodically according to a market rate, such as the Prime rate. Also called floating rate obligations.

         Warrants -- Typically, a warrant is a long-term option that permits the holder to buy a specified number of shares of the issuer's underlying common stock at a specified exercise price by a particular expiration date. A warrant not exercised or disposed of by its expiration date expires worthless.

         1940 Act -- The Investment Company Act of 1940, as amended. The 1940 Act governs the operations of FRIC and the FRIC
Funds.

         1933 Act  --  The Securities Act of 1933, as amended.